As filed with the Securities and Exchange Commission on April 25, 2012

Registration Nos. 033-56658 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 38	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 82	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio 45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2012 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered: Flexible Premium Variable Annuity

AdvantEdge Variable Annuity

May 1, 2012

National Integrity Life Insurance Company

Separate Account I of National Integrity Life Insurance Company

This prospectus describes the AdvantEdge flexible premium variable annuity contract and the Investment Options available under the contract.  This prospectus contains information about Separate Account I of National Integrity Life Insurance Company (Separate Account I) and the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

A registration statement relating to these contracts, which includes a Statement of Additional Information (SAI) dated May 1, 2012, has been filed with the SEC (file numbers 811-04846 and 033-56658).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form on the last page of this prospectus, or by writing or calling our Administrative Office listed in the glossary.  You will find the table of contents for the SAI at the end of Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, AdvantEdge, you may be receiving this Prospectus as a current contract owner of a prior version called GrandMaster flex3 or Grand Master.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Part 10 — Prior Contracts.

You may invest your contributions in any of the Investment Options listed below.

BlackRock Variable Series Funds, Inc., Class III	INVESCO Variable Insurance Funds, Series II
BlackRock Capital Appreciation V.I. Fund	Invesco Van Kampen V.I. American Franchise Fund
BlackRock Global Allocation V.I. Fund	Invesco Van Kampen V.I. Comstock Fund
Invesco Van Kampen V.I. Mid Cap Value Fund (to be renamed Invesco Van Kampen V.I. American Value Fund 7/15/2012)
Columbia Funds Variable Portfolios
Columbia VP — Mid Cap Value Opportunity, Class 1	Invesco V.I. International Growth Fund
Columbia VP — Small Cap Value Fund, Class 2
(Morgan Stanley) The Universal Institutional Funds, Inc., Class II
DWS Investments VIT Funds, Class B	Morgan Stanley UIF Emerging Markets Debt Portfolio
DWS Small Cap Index VIP Fund	Morgan Stanley UIF Emerging Markets Equity Portfolio
Morgan Stanley UIF U.S. Real Estate Portfolio
Fidelity® Variable Insurance Products, Service Class 2
Fidelity VIP Asset Manager Portfolio	PIMCO Variable Insurance Trust, Advisor Class
Fidelity VIP Balanced Portfolio	PIMCO VIT All Asset Portfolio
Fidelity VIP Contrafund® Portfolio	PIMCO VIT CommodityRealReturn® Strategy Portfolio
Fidelity VIP Disciplined Small Cap Portfolio	PIMCO VIT Low Duration Portfolio
Fidelity VIP Equity-Income Portfolio	PIMCO VIT Real Return Portfolio
Fidelity VIP Freedom 2010 Portfolio	PIMCO VIT Total Return Portfolio
Fidelity VIP Freedom 2015 Portfolio
Fidelity VIP Freedom 2020 Portfolio	Rydex Variable Trust (Guggenheim Variable Insurance Funds)
Fidelity VIP Freedom 2025 Portfolio	Guggenheim VT Managed Futures Strategy Fund
Fidelity VIP Freedom 2030 Portfolio*	Guggenheim VT U.S. Long Short Momentum Fund
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio	Touchstone® Variable Series Trust
Fidelity VIP Index 500 Portfolio	Touchstone VST Baron Small Cap Growth Fund
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Mid Cap Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Overseas Portfolio	Touchstone VST Large Cap Core Equity Fund
Touchstone VST Mid Cap Growth Fund
Franklin Templeton VIP Trust, Class 2	Touchstone VST Money Market Fund
Franklin Growth and Income Securities Fund	Touchstone VST Third Avenue Value Fund
Franklin Income Securities Fund	Touchstone VST Aggressive ETF Fund
Franklin Large Cap Growth Securities Fund	Touchstone VST Conservative ETF Fund
Franklin Small Cap Value Securities Fund	Touchstone VST Enhanced ETF Fund
Mutual Shares Securities Fund	Touchstone VST Moderate ETF Fund
Templeton Foreign Securities Fund
Templeton Growth Securities Fund	Fixed Accounts
Guaranteed Rate Options*
Systematic Transfer Options*

* Fund not available with optional Guaranteed Lifetime Income Advantage Rider.

iShares is a registered trademark of BlackRock Fund Advisors or its affiliates (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuities are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuities or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuities.

TABLE OF CONTENTS

Page AN-
Glossary	5
Part 1 – Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Examples	8
Accumulation Unit Values	9
Summary of Contract	9
Investment Goals and Risks	9
Your Rights and Benefits	9
Account Value and Surrender Value	10
Your Right to Revoke (Free Look Period)	10
How Your Contract is Taxed	10
Part 2 – National Integrity and the Separate Account	10
National Integrity Life Insurance Company	10
Separate Account I and the Variable Account Options	11
Distribution of Variable Annuity Contracts	11
Changes In How We Operate	11
Part 3 – Your Investment Options	12
The Variable Account Options	12
Static Asset Allocation Models	21
The Fixed Accounts	22
Part 4 – Deductions and Charges	24
Mortality and Expense Risk Charge	24
Annual Administrative Charge	24
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	25
Portfolio Charges	25
Withdrawal Charge	25
Reduction or Elimination of the Withdrawal Charge	26
Disability Waiver	26
Commission Allowance and Additional Payments to Distributors	26
Optional Benefit Charges	26
Transfer Charge	27
Tax Reserve	27
State Premium Tax	27
Part 5 – Terms of Your Variable Annuity	27
Purchasing the Contract	27
Contributions	27
Units in Our Separate Account	28
How We Determine Unit Value	28
Transfers	29
Excessive Trading	30
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	32
Distribution on Death of Owner	34
Spousal Continuation	35
Death Claims	36
Maximum Retirement Date and Annuity Benefit	36
Annuity Benefit Payments	37
Timing of Payment	37
How You Make Requests and Give Instructions	37

Part 6 – Optional Benefits	37
Guaranteed Lifetime Income Advantage Rider	37
Highest Anniversary Death Benefit Rider	44
Part 7 – Voting Rights	44
How Portfolio Shares Are Voted	44
How We Determine Your Voting Shares	45
Part 8 – Tax Aspects of the Contract	45
Introduction	45
Your Contract is an Annuity	45
Taxation of Annuities Generally	46
Tax Treatment of Living Benefits	47
Tax-Favored Retirement Programs	47
Federal and State Income Tax Withholding	48
Tax Status of the Company	48
Transfers Among Investment Options	48
Part 9 – Additional Information	48
Systematic Withdrawal Program	48
Income Plus Withdrawal Program	49
Choices Plus Required Minimum Distribution Program	49
Dollar Cost Averaging Program	50
Systematic Transfer Program	50
Customized Asset Rebalancing Program	50
Systematic Contributions Program	51
Legal Proceedings	51
Table of Contents of Statement of Additional Information	51
Part 10 – Prior Contracts	52
AdvantEdge, GrandMaster flex3 and GrandMaster (Contracts issued before May 1, 2011)	52
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to April 30, 2012)	54
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2010)	54
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2009)	55
GrandMaster flex3 (Contracts issued from May 1, 2002 to February 24, 2008)	55
GrandMaster (Contracts issued before May 1, 2002)	58
Appendices	61
Appendix A – Financial Information for Separate Account I of National Integrity	61
Appendix B – Withdrawal Charge Examples	91
Appendix C – Illustration of a Market Value Adjustment	93
Appendix D – Parties to the Contract and Guide to Spousal Continuation	95
Appendix E – Illustration of Guaranteed Lifetime Income Advantage	97
Appendix F – Total Annual Portfolio Operating Expense Table	102

GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924.  You may also call us at 1-800-433-1778.  You are required to use this address to make requests and give instructions about your annuity contract.

Annuitant - the person whose life is used to determine the Maximum Retirement Date and the amount of the Annuity Benefit and whose death triggers the payment of the Death Benefit.  The Annuitant must be a human being, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the annuity contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to the Annuitant’s beneficiary after the death of the Annuitant.

Death Benefit Date - the Business Day we receive an original certified death certificate and our death claim forms in Good Order, including the beneficiary’s election of form of payment.

Distribution on Death - a distribution paid to the owner’s beneficiary after the death of the owner.

Fixed Accounts - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying a withdrawal charge.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Good Order - complete information we require to process your application, claim or any request.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment strategies available when a GLIA Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account that offers Guarantee Periods with fixed annual effective interest rates.

Guarantee Period - the length of time from the date of your contribution into a GRO until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit, before the end of the Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Portfolio - a mutual fund in which a Variable Account Option invests.

Processing Office - 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, #200, Goshen, New York 10924.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking an Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Options (STOs) - Fixed Accounts that accepts new contributions, which must be transferred from the STOs into Variable Account Options within either a six-month or a one-year period.  The STOs provide a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable regulations of the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$50

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.60%	1.60%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options)(6)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage – Individual Rider Charge (assessed on Payment Base)(6)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage – Spousal Rider Charge (assessed on Payment Base)(6)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses(7)	3.40%	2.95%

(1)  Expenses for prior versions of the contract, if different, are located in Part 10.

(2)  State premium taxes currently range from 0 to 3.5%.

(3)  Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4)  This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5)  This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6)  See Part 6.

(7)  You may elect only one of these optional benefits: Individual Guaranteed Lifetime Income Advantage or Spousal Guaranteed Lifetime Income Advantage.  Therefore the highest possible total separate account annual expenses reflect the election of the Guaranteed Lifetime Income Advantage — Spousal Rider.

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.35%                               Maximum: 2.26%

See Appendix F for a detailed Total Annual Portfolio Operating Expense Table.

We have entered into agreements with the investment advisors and/or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

Highest Cost Example using Maximum Charge for Highest Cost Rider

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge and the maximum Portfolio operating expenses, plus the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,340	$2,421	$3,206	$6,424

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$640	$1,921	$3,206	$6,424

Highest Cost Example with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge, and the maximum Portfolio operating expenses.  The cost of optional Riders is not included. Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,152	$1,860	$2,277	$4,605

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$452	$1,360	$2,277	$4,605

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner,” and “Spousal Continuation.” Also, see Appendix D.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.”  Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long-term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3.

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect optional benefits available at the time you purchase the annuity contract.  See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant.  See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract.  Upon the death of either owner, a distribution of the Surrender Value is required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s beneficiary and the owner’s beneficiary.

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to human beings, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.    The minimum Account Value does not apply if you have a GLIA Rider.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you first receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your contribution, or some amount other than your Account Value.  In which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

This annuity contract and your benefits under the contract, including the deferral of taxes on your investment growth, are controlled by the Tax Code.  If this contract is a Qualified Annuity, such as an IRA, the qualified plan status provides tax deferral and this contract provides no additional tax-deferral benefit.

Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor. We do not provide tax advice.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).

Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company governed by the 1940 Act.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.  National Integrity Life Insurance Company is responsible for all obligations under the contract.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.  We may also periodically withdraw amounts that are earned and owed to us from the Separate Account.

The Separate Account is divided into subaccounts called the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or fund) with the same name.  The Variable Account Options currently available to you are listed in Part 3.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities, Inc. is 303 Broadway, Cincinnati, Ohio 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes In How We Operate

We can change how the Company or our Separate Account operates, subject to the approval of federal and state regulators when required by the 1940 Act or other applicable laws.  We will notify you if any changes result in a material change in the underlying Portfolios or Investment Options.  We may:

•                  combine the Separate Account with any other separate account we own;

•                  transfer assets of the Separate Account to another separate account we own;

•                  add, remove, substitute, close, combine or limit investment in an Investment Option or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                   register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account; this may only arise if there is a change in current SEC rules;

•                   cause one or more Variable Account Options to invest in a Fund other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments;

•                  make any changes required by the 1940 Act or other federal securities laws;

•                  make any changes necessary to maintain the status of the contracts as annuities and/or Qualified Annuities under the Tax Code; or

•                  make other changes required under federal or state law relating to annuities.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option invests in shares of a mutual fund, referred to as a Portfolio (or fund).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see the Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio, including the name of the advisor, the investment objective and some additional information about investment strategies, is provided below.  Management fees and other expenses deducted from each Portfolio, as well as risks of investing, and more information about the Portfolio’s investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, including the risks associated with investing, call our Administrative Office toll-free at 1-800-325-8583.

BlackRock Variable Series Funds, Inc.

Each fund is a series of the BlackRock Variable Series Funds, Inc.  BlackRock Advisors, LLC is the investment manager to each fund and is located at 100 Bellevue Parkway, Wilmington, Delaware 19809.

Following is a brief description of the BlackRock funds.  There are no guarantees that a fund will achieve its objectives.  You should read each BlackRock fund’s prospectus carefully before investing.

BlackRock Capital Appreciation V.I. Fund

The BlackRock Capital Appreciation V.I. Fund seeks long-term growth of capital.  The fund invests primarily in a diversified portfolio consisting of primarily common stocks of U.S. companies that fund management believes have shown above-average growth rates in earnings over the long term.  To a lesser extent, the fund may also invest in securities convertible into common stock and rights to subscribe to common stock of these companies.  The fund emphasizes investments in companies with medium to large market capitalization (currently, approximately $2 billion or more).  The fund generally invests at least 65% of its total assets in common stock, convertible preferred stock, securities convertible into common stock, and rights to subscribe to common stock. Of these securities, the fund will generally invest in common stock.

BlackRock Global Allocation V.I. Fund

The BlackRock Global Allocation V.I. Fund seeks high total investment return.   The fund invests in equity, debt and money market securities.  At any given time, however, the fund may emphasize either debt or equity securities.  In selecting equity investments, the fund mainly seeks securities that fund management believes are undervalued.  The fund may invest in the securities of corporate and governmental issuers located anywhere in the world.  The fund may buy debt securities of varying maturities and paying a fixed or fluctuating rate of interest.  The fund may invest up to 35% of its total assets in “junk bonds,” corporate loans and distressed securities.  The fund may also invest in real estate investment trusts (REITs).  The fund may seek exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities such as exchange traded funds. The fund may also gain exposure to commodity markets by investing up to 25% of its total assets of its total assets in BlackRock Cayman Islands, which invests primarily in commodity-related instruments.  When choosing investments, the advisor considers various factors, including opportunities for equity or debt investments to increase in value, expected dividends and interest rates. The fund generally seeks diversification across markets, industries and issuers as one of its strategies to reduce volatility. The fund has no geographic limits on where it may invest. This flexibility allows the fund management to look for investments in markets around the world, including emerging markets, that it believes will provide the best asset allocation to meet the fund’s objective. The fund may invest in the securities of companies of any market capitalization.

Columbia Funds Variable Portfolios

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund is a series of the Columbia Funds Variable Series Trust II.  Columbia Variable Portfolio — Small Cap Value Fund is a series of the Columbia Funds Variable Insurance Trust.  Columbia Management Investment Advisers, LLC is the investment advisor to the both funds and is located at 225 Franklin Street, Boston, MA 02110.

Following is a brief description of the Columbia funds.  There are no guarantees that a fund will achieve its objectives.  You should read each Columbia fund’s prospectus carefully before investing.

Columbia Variable Portfolio — Mid Cap Value Opportunity Fund

The Columbia Variable Portfolio — Mid Cap Value Opportunity Fund seeks long-term growth of capital.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities, generally common stocks, of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index, which the advisor believes are undervalued.  The fund may invest up to 25% of total assets in foreign securities.  The fund also may invest in any economic sector and, at times, may emphasize one or more particular sectors.

Columbia Variable Portfolio — Small Cap Value Fund

The Columbia Variable Portfolio — Small Cap Value Fund seeks long-term capital appreciation.  Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index, which the advisor believes are undervalued and have the potential for long-term growth.  The fund may invest up to 20% of total assets in foreign securities.  The fund may also invest in REITs.

DWS Investments VIT Funds

The fund is a series of the DWS Investments VIT Funds.  Deutsche Investment Management Americas Inc. is the investment advisor for the fund and is located at 345 Park Avenue, New York, NY 10154.  Northern Trust Investment, Inc. is sub-advisor for the fund.

Following is a brief description of the fund.  There are no guarantees that a fund will achieve its objectives.  You should read the DWS Investments VIT fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

The DWS Small Cap Index VIP fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.  Under normal circumstances, the fund invests at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000® Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the index.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers, Inc.  Both FMR and Strategic Advisers, Inc. are located at 82 Devonshire Street, Boston, MA 02109.

Following is a brief description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Fidelity VIP portfolio’s prospectus carefully before investing.

Fidelity VIP Asset Manager Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the

Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR may invest in either growth or value stocks or both.  FMR uses fundamental analysis to select investments and also invests in Fidelity’s central funds.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in growth stocks, value stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the S&P® SmallCap 600 Index.  FMR invests in either growth stocks, value stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500®Index.  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap value stocks, and potentially invests in other types of equity and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP domestic equity, international equity, bond and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 15% in domestic equity funds, 5% in international equity, 40% in bond funds and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis to select investments.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500®Index.  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in medium and high quality investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR allocates assets across different market sectors and maturities.  FMR manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P® MidCap 400 Index.  FMR may buy growth stocks, value stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

Franklin Templeton Variable Insurance Products Trust

Each fund is a series of the Franklin Templeton Variable Insurance Products Trust (FTVIPT).  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Below is a brief description of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will achieve its objective.  You should read each FTVIPT fund’s prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Fund

The Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal.  The fund normally invests predominantly in equity securities, including securities convertible into common stock.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Income Securities Fund

The Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation.  The fund normally invests in both debt and equity securities.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Large Cap Growth Securities Fund

The Franklin Large Cap Growth Securities Fund seeks capital appreciation.  The fund normally invests at least 80% of its net assets in investments of large capitalization companies.  The investment advisor is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Small Cap Value Securities Fund

The Franklin Small Cap Value Securities Fund seeks long-term total return.  The fund normally invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

FTVIPT Mutual Shares Securities Fund

The Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.  The fund normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The investment advisor is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

FTVIPT Templeton Foreign Securities Fund

The Templeton Foreign Securities Fund seeks long-term capital growth.  The fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  The investment advisor is Templeton Investment Counsel, LLC, located at 300 S.E. 2nd Street., Fort Lauderdale, FL 33301.

FTVIPT Templeton Growth Securities Fund

The Templeton Growth Securities Fund seeks long-term capital growth.  The fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

Invesco Variable Insurance Funds

Each fund is a series of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).  Invesco Advisers, Inc. is the investment advisor for each of the funds and is located at 1555 Peachtree Street, NE, Atlanta, Georgia 30309.

Below is a brief description of the Invesco Variable Insurance Funds.  There are no guarantees that a fund will achieve its objective.  You should read each Invesco fund’s prospectus carefully before investing.

Invesco Van Kampen V.I. American Franchise Fund

The Invesco Van Kampen V.I. American Franchise Fund seeks capital growth.  Under normal market conditions, the fund’s advisor seeks to achieve the fund’s investment objective by investing at least 80% of the funds net assets (plus any borrowings for investment purposes) in a portfolio of U.S. companies that are considered by the advisor to have strong earnings growth.  The fund may invest up to 20% of its assets in securities of foreign issuers.  The fund may also invest in securities of issuers determined by the advisor to be in developing or emerging market countries.  The fund may invest and up to 10% of its total assets in REITs.

Invesco Van Kampen V.I. Comstock Fund

The Invesco Van Kampen V.I. Comstock Fund seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks at the time of investment.  The fund emphasizes a value style of investing, seeking well-established, undervalued companies, which the advisor believes have potential for capital growth and income.  The fund may invest in issuers of small, medium, or large sized companies.  The fund may invest up to 25% of its total assets in securities of foreign issuers and up to 10% of its total assets in REITs.

Invesco Van Kampen V.I. Mid Cap Value Fund

(This fund will renamed the Invesco Van Kampen V.I. American Value Fund as of July 15, 2012)

The Invesco Van Kampen V.I. Mid Cap Value Fund seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.   The fund will normally invest at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities, including depositary receipts and securities convertible into common stock of companies traded on a U.S. securities exchange with market capitalizations that fall within the range of companies included in the Russell Midcap® Value Index.  The fund may invest up to 20% of its total assets in securities of foreign issuers.  The fund may invest up to 20% of its net assets in REITs.

Effective July 15, 2012, the description above will be replaced by the following:

The Invesco Van Kampen V.I. American Value Fund Under seeks to provide above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.  The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers at the time of investment. The fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.   The advisor may purchase stocks that typically do not pay dividends.  In complying with the 80% investment requirement, the fund may include synthetic securities that have economic characteristics similar to the fund’s direct investments that are counted toward the 80% investment requirement.  The fund may invest up to 20% of its total assets in securities of foreign issuers.  The fund may invest up to 20% of its net assets in REITs.

Invesco V.I. International Growth Fund

The Invesco V.I. International Growth Fund seeks long-term growth of capital.  The fund invests primarily in equity securities of foreign issuers that are considered by the fund’s portfolio managers to have strong earnings growth.  The fund focuses its investments in equity securities of foreign issuers that are listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

(Morgan Stanley) The Universal Institutional Funds, Inc.

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF).  Morgan Stanley Investment Management Inc. is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a brief description of the UIF Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each UIF Portfolio’s prospectus carefully before investing.

Morgan Stanley UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify emerging market or developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country. The Portfolio’s holdings may range in maturity from overnight to 30 years or more and will not be subject to any minimum credit rating standard.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in debt securities of issuers located in emerging market or developing countries.

Morgan Stanley UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The global strategists of the Portfolio’s investment advisor, and its sub-advisers, Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, analyze the global economic environment, particularly its impact on emerging markets, and allocate the Portfolio’s assets among emerging markets based on relative economic, political and social fundamentals, stock valuations and investor sentiment.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of issuers located in emerging market or developing countries.  The Portfolio may invest up to 10% of its net assets in foreign real estate companies.

Morgan Stanley UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  Under normal circumstances, at least 80% of the Portfolio’s assets will be invested in equity securities of companies in the U.S. real estate industry.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust.  Pacific Investment Management Company LLC is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a brief description of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each PIMCO VIT fund’s prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests substantially all of its assets in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds,” which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds.

PIMCO VIT CommodityRealReturn® Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, future and options on futures, backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio may also invest in common and preferred stocks, as well as convertible securities of issuers in commodity-related industries.  The Portfolio may invest 10% of its total assets in high yield securities, also known as “junk bonds.”   The Portfolio may invest up to 30% of its total assets in securities denominated in foreign currencies, may invest beyond this limit in U.S. dollar denominated securities of foreign issuers and will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy back or dollar rolls). The Portfolio may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in junk bonds, up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets in securities denominated in foreign currencies.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in junk bonds, up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets in securities denominated in foreign currencies.  The Portfolio may invest up to 10% of its total assets in preferred stock.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The Portfolio may invest 10% of its total assets in junk bonds, up to 15% of its total assets in securities and instruments that are economically tied to emerging market countries and up to 30% of its total assets insecurities denominated in foreign currencies.  The Portfolio may invest up to 10% of its total assets in preferred stock, convertible securities and other equity-related securities.

Rydex Variable Trust (Guggenheim Variable Insurance Funds)

Each fund is a series of the Rydex Variable Trust.  Guggenheim Investments is the investment advisor to each fund and is located at 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.

Below is a brief description of the each Guggenheim VT fund.  There are no guarantees that a fund will achieve its objective.  You should read each Guggenheim VT fund’s prospectus carefully before investing.

Guggenheim VT Managed Futures Strategy Fund

The Guggenheim VT Managed Futures Strategy Fund seeks to achieve positive absolute returns. The fund’s investment methodology is based primarily on the Standard & Poor’s Diversified Trends Indicator®, a systematic rules-based trend-following strategy. It represents a composite of commodity and financial futures designed to provide exposure to both up and down major global market price trends. The fund will seek to gain exposure to the composite of commodity and financial futures by investing in: commodity futures, options, and options on futures; exchange-traded funds (“ETFs”); other pooled investment vehicles that provide exposure to the commodities and financial futures markets; commodity, currency, and financial-linked instruments (for example, structured notes and swap agreements); and common stock. The fund may also invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary.  The subsidiary, unlike the fund, may invest without limitation in commodity-linked derivative instruments.

Guggenheim VT U.S. Long Short Momentum Fund

The Guggenheim VT U.S. Long Short Momentum Fund seeks long-term capital appreciation and seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries.  The advisor uses a quantitative methodology to rank approximately sixty different industries based on several measures of momentum, including price momentum.  The fund then buys long the common stock of companies in the top ranked industries and may sell short the common stock of companies in the lowest ranked industries.

Touchstone® Variable Series Trust

Each fund is a series of the Touchstone Variable Series Trust.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the funds, along with a sub-advisor that is listed under each fund description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a brief description of each Touchstone VST fund.  There are no guarantees that a fund will achieve its objective.  You should read each Touchstone VST fund’s prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Touchstone VST Baron Small Cap Growth Fund seeks long-term capital appreciation by normally investing at least 80% of its assets in common stocks of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics, are well-managed, have significant long-

term growth prospects, significant barriers to competition and the potential to increase in value at least 100% over four or five subsequent years.  BAMCO, Inc. is the sub-advisor for the fund and is located at 767 Fifth Avenue, New York, NY 10153.

Touchstone VST Core Bond Fund

The Touchstone VST Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The fund normally invests at least 80% of its assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The fund may invest up to 20% of its assets in non-investment grade debt securities.  The fund expects to have an average effective maturity between 5 and 15 years.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST High Yield Fund

The Touchstone VST High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The fund normally invests at least 80% of its assets in non-investment grade debt securities or junk bonds issued by domestic corporations.  The sub-advisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability.  The fund expects to have an average maturity of between 6 and 10 years, but it may vary to between 4 and 12 years.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The Touchstone VST Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The fund invests at least 80% of its total assets in common stocks of large cap companies with market capitalizations in the range of the Russell 1000 Index.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd-Veredus Asset Management LLC is the sub-advisor for the fund and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Mid Cap Growth Fund

The Touchstone VST Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The fund normally invests at least 80% of its assets in common stocks of mid cap U.S. companies, which are defined as companies having a market capitalization in the range represented in the Russell Midcap Index.  The sub-advisor looks for companies that it believes are reasonably priced with high forecasted earnings potential.  The fund will invest in companies that the sub-advisor believes have shown above-average and consistent long-term growth in earnings and have excellent prospects for future growth.  The sub-advisor evaluates companies by using fundamental analysis of the company’s financial statements, interviews with management, analysis of the company’s operations and product development and consideration of the company’s industry category.    Westfield Capital Management Company, L.P. is the sub-advisor for the fund and is located at One Financial Center, Boston, MA 02111

Touchstone VST Money Market Fund

The Touchstone VST Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing in U.S. government securities and high-quality money market instruments rated in the top two short-term rating categories or determined by the sub-advisor to be of comparable quality.  The fund is a money market fund and seeks to maintain a constant share price of $1.00, although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The Touchstone VST Third Avenue Value Fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (meaning companies believed to have high-quality assets and a relative absence of liabilities) at a discount relative to what the sub-advisor believes is their intrinsic value.  The fund invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  The fund may invest up to 50% of its total assets in securities of foreign companies and up to 25% of its total assets in companies located in emerging markets.  Third Avenue Management LLC is the sub-advisor for the fund and is located at 622 Third Avenue, New York, NY 10017.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, primarily in series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

The underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each ETF that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.  Because of market gains or losses by the underlying ETFs, the percentage of any of the ETF Fund’s assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.

Todd-Veredus Asset Management LLC is the advisor for the ETF funds, and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Aggressive ETF Fund

The Touchstone VST Aggressive ETF Fund seeks capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the fund’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Touchstone VST Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the fund’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Touchstone VST Enhanced ETF Fund seeks high capital appreciation.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Touchstone VST Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The fund invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the fund to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the fund’s assets in stocks and 40% in bonds.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your investment options and asset allocation at any time.

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the STOs, or a non-unitized separate account, which supports the GROs, for this annuity contract.  Our General Account also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider that is in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We currently offer Guaranteed Rate Options (GROs) with Guarantee Periods of five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available for renewal at any time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.

The value of a contribution or transfer to your GRO is called the GRO Value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be declared at the time of your allocation and guaranteed for the first year of the Guarantee Period.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your five-year GROs will be shown as one GRO while all of your seven-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Processing Office, even if the previous Guarantee Period has not ended. You can get our current Guaranteed Interest Rates by calling our Administrative Office.

If we do not receive instructions in Good Order at our Processing Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate.  If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to the Touchstone VST Money Market Fund.

If your Account Value is transferred to the Money Market fund, it will be subject to risk of loss, including loss of principal.  If you choose to allow any Account Value in a maturing GRO to go into the Touchstone VST Money Market Fund, you should read the fund’s prospectus and understand the risks before investing.  The Touchstone VST Money Market Fund charges management fees and other expenses that are deducted from the fund.  Also, the Mortality and Expense Risk charge for your variable annuity will be deducted from the Account Value invested in the Touchstone VST Money Market Fund, as with all of the Variable Account Options.

You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO or elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies to a Distribution on Death of the owner before the end of the Guarantee Period, but not on the payment of Death Benefits (paid after the death of the Annuitant).  No MVA applies to partial withdrawals up to the Free Withdrawal Amount at any time.  No MVA applies to partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  The MVA does not apply to partial withdrawals taken to meet required minimum distributions under the Tax Code as long as you do not take additional partial withdrawals during the Contract Year that exceed the Free Withdrawal Amount.  The value after the MVA may be higher or lower than the GRO Value.

The MVA we apply to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution or transfer to the GRO, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 – 1], where:

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO.

Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix C for illustrations of the MVA.

Systematic Transfer Options

We offer Systematic Transfer Options (STOs) that provide a fixed interest rate guaranteed for the STO period selected and paid on your contributions while they are in the STO.  Available STO periods are six months and one year.  All STO contributions will be transferred into Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  We do not allow transfers from a STO to a GRO.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.

The STOs are available for new contributions only.  You cannot transfer from other Investment Options into the STOs.  We do not accept Systematic Contributions into the STOs.  See “Systematic Transfer Program” in Part 9 for more details.

Part 4 — Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.60% of your Account Value in the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.60% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to our risk that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits than anticipated.  The expense risk is our risk that the expenses of administering the contract will exceed the reimbursement for administrative expenses.

Administrative expenses include processing applications, issuing contracts, processing customer orders and other requests, making investments, providing regular reports and confirmations to customers, providing reports and updates to regulators, maintaining accounting records for each contract owner, administering income payments, furnishing accounting and valuation services (including the calculation and monitoring of the daily Unit Values), reconciling and depositing cash receipts, and providing forms.  The administration expense may also reimburse us for the costs of distribution of this variable annuity.

We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $50, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units you own.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if, during a Contract Year, you surrender the contract, select an Annuity Benefit or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  Please refer to Appendix F and the individual Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
thereafter	0%

When you take a withdrawal, the oldest contribution is treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions and any applicable charges on those contributions, is withdrawn.  Please note however, that for tax purposes, withdrawals are generally considered gain first.  See Part B.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge from:

•                  the Death Benefit paid on the death of the Annuitant; or

•                  a withdrawal used to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over at least five years. (A five-year period certain may not be available, in which case you will have to select a longer period from the available periods.)

While a contribution is subject to a withdrawal charge, we do not allow you to transfer that contribution to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of a Qualified Annuity.  For more information, see Part 8, section titled “Exchanges and Transfers.”

For more information and examples of the application of a withdrawal charge, see Appendix B.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or the group’s relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration.  Work is “substantial” if it involves doing significant physical or mental activities or a combination of both. For work activity to be substantial, it does not need to be performed on a full-time basis. Work activity performed on a part-time basis may also be substantial gainful activity. “Gainful” work activity is work performed for pay or profit, work of a nature generally performed for pay or profit or work intended for profit, whether or not a profit is realized.

We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waiver of the withdrawal charge and MVA apply to the owner, not to the Annuitant.  If there are joint owners and either meet the requirements, the waiver will be applied.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 5.00% of contributions and up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

National Integrity has agreements with some broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25% of Account Value, for enhanced access to their registered representatives.  The broker-dealer firms are BB&T Investment Services, Inc., Comerica Securities, Inc., Cuso Financial Services, L.P., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc. and Raymond James Financial, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with details about the benefit, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  We charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count toward the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 — Terms of Your Variable Annuity

Purchasing the Contract

If you wish to purchase this annuity contract, you must apply for it through an authorized sales representative.  The sales representative will send your completed application to us, and we will decide whether to accept or reject it.  If we accept your application, we will issue a contract and send it to you either directly or through your sales representative.

To apply for this contract, you must be of legal age to enter into a contractual relationship under applicable state law.  You must be no older than 85 at the time of application.

Contributions

Minimum initial contribution	$ 20,000
Minimum additional contribution	$ 100
Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger $ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider.  See Part 6.  If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan.  If your contract is a Qualified Annuity, we will measure your additional contributions against the maximum limits for annual contributions set by federal law.  If your contract is a Qualified Annuity, and you transfer or rollover money in the calendar year on or after you reach age 70½, you must take your required minimum distributions for the current calendar year before you purchase this contract.  See Part 8, section titled “Tax-Favored Retirement Programs” for more information about required minimum distributions.

Initial Contributions

We will invest your contributions in the Investment Options you select on your application.  We will use your initial contribution allocated to the Variable Account Options to purchase Units at the Unit Value determined no later than two Business Days after we receive the contribution and your complete application in Good Order at our Processing Office.  If the application is not in Good Order, we may retain the initial contribution for up to five Business Days while attempting to complete it.  If the application is not in Good Order within five Business Days, you will be informed of the reason for the delay.  We will return the initial contribution to you unless you specifically allow us to hold the contribution until the application is completed. You cannot purchase this contract using death benefits from another annuity that are rolled over, transferred or exchanged under §1035 of the Tax Code.

Additional Contributions

We will credit each additional contribution on the Business Day we receive it in Good Order at our Processing Office.  We will use contributions allocated to Variable Account Options to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.

We will invest each additional contribution according to the allocation we have on record as your “future allocation.”  You can change your future allocation for additional contributions at any time by writing to the Administrative Office.  The request must include your contract number, the new allocation and your signature..  When we receive it at our Processing Office, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept allocation changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

We will accept additional contributions at any time up to five years before your Maximum Retirement Date.  We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into the annuity contract or any Investment Option; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Allocations on Record

Changing your future allocation does not change the current allocation of your Account Value or the allocation used for rebalancing, if any.  You must provide specific instructions if you wish to change your current allocation or rebalancing allocation. You should review your allocations periodically to ensure they still meet your investment goals and needs.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units you own in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                   First, we take the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                   Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                   Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                   Then we divide this amount by the value of the Portfolio shares that belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                   Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.60%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•                  The amount transferred must be at least $250 or, if less, the entire amount in the Investment Option.

•                  Transfers into a GRO will establish a new GRO for the Guarantee Period you choose, at the then-current Guaranteed Interest Rate.

•                  Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value called an MVA.  See Part 3.

•                  Transfers into and out of the GLIA Investment Options are restricted.  See Part 6.

If you reallocate some or all of your Account Value invested in the Variable Account Options and the GROs at one time, it will count as one transfer.

You have 12 free transfers during a Contract Year.  After you reach this limit, we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in Good Order.  Each request for a transfer must be signed by you and specify:

•                  the contract number

•                  the amounts to be transferred, and

•                  the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in Good Order, the entire transfer request will not be processed.

You may also request transfers through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.  You may request telephone transfers from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business.

If we receive your transfer request before 4:00 p.m., Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m., Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day, or anytime on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day.  We will confirm all transfers in writing.

A transfer request or a reallocation of your Account Value does not change your future allocation or rebalancing allocation on file.  You must provide specific instructions if you wish to change these allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse effect on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                Prohibited Transfers.  Under normal market conditions, we will refuse to honor the following transfer requests:

•                   a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•                   a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                Notification.  We will notify you if your requested transfer is not made.

4.                Suspension or Revocation of Same-Day Transfer Privileges.  If you, as owner (or agents acting on your behalf) engage in market timing or excessive trading, as determined by a Portfolio’s investment advisor in its sole discretion, you may have your same-day transfer privileges suspended or revoked in accordance with the Portfolio’s policies set forth in its prospectus.

•                   If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•                   In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract

Year for each contract by U.S. mail, Internet, telephone request, or fax.

•                   All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•                 Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  The number of allowable Investment Option transfers is not cumulative and may not be carried over from year to year.

•                   Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we or a Portfolio’s investment advisor determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined by us or by a Portfolio’s investment advisor, in our sole discretion, that you are attempting to engage in improper trading, your same-day transfer privileges may be suspended or revoked.  We may reverse transactions made in violation of our market timing or frequent trading policies.  We will take into consideration any information, data and directives provided to us by the Portfolios’ investment advisors regarding improper trading.

We have entered into agreements with each Portfolio company as required by Rule 22c-2 of the 1940 Act.  The agreements require us to engage in certain monitoring and reporting of trading activity and bind us to implement instructions from the Portfolio if its frequent trading policies are violated or if the Portfolio determines, in its sole discretion, that disruptive trading has occurred.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each non-systematic withdrawal must be at least $300.  We will take the withdrawal from your Investment Options pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value withdrawn will come from each of your four Investment Options.  For purposes of this pro rata calculation, the total Account Value in all GROs of the same duration or all STOs of the same duration will be treated as one Investment Option.  The portion of the money coming from more than one GRO or STO of the same duration will be withdrawn first from the oldest GRO or STO.  You can tell us if you want your withdrawal handled differently.    For information on systematic withdrawals, see Part 9.

We process withdrawals when we receive your request in Good Order at our Processing Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•  the withdrawal amount requested,

•  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

•  plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are attributed to your Account Value in the following order:  (1) any remaining Free Withdrawal Amount; (2) contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn; (3) contributions subject to a withdrawal charge; and (4) any gain, interest, or other amount that is not considered a contribution.   Your investment comes out first, beginning with the oldest contribution, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note, however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Certain Death Benefits are reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefits Paid on Death of Annuitant” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Examples of withdrawals and the application of a withdrawal charge are located in Appendix B.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during that Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during that Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

The Free Withdrawal Amount does not apply to a full surrender.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

The Free Withdrawal Amount is available for withdrawal only.  You may not use your Free Withdrawal Amount as a transfer to another annuity or other investment under Section 1035 of the Tax Code or as a trustee-to-trustee transfer of qualified assets.  For more information, see Part 8, section titled “Exchanges and Transfers.”

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  (See section titled “Distribution on Death of Owner.”)  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•                  the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•                  there is no contingent Annuitant.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the Annuitant’s beneficiary.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

1.               lump sum — if the beneficiary elects this option, we will pay the Death Benefit to the Annuitant’s beneficiary.

2.               deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

3.               extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death Benefit either as an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of death.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

You may elect to have the Death Benefit paid to the Annuitant’s beneficiary as an Annuity Benefit, in which case the Annuitant’s beneficiary will not have the choices above, but will receive the death benefit in the form you have elected.

You may change the Annuitant’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can have at one time.

Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix D for assistance in structuring your contract.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greater of:

•                                          your total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                                          the Account Value on the Death Benefit Date.

The amount of the Death Benefit is determined on the Death Benefit Date and if the Death Benefit is greater than the Account Value, we will invest the difference in the contract on the Death Benefit Date.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

if your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000 (including any associated charges),

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

This example is for illustrative purposes only and does not predict results.

Distribution on Death of Owner

If you (as owner) die, and the Annuitant (or a contingent Annuitant) is still living, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant (and no contingent Annuitant is still living), the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required.  It is not a good idea to own this annuity contract jointly, even with your spouse.  The joint owner is not the owner’s beneficiary.  See Appendix D.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary doesn’t survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.  If the owner is a trust, custodian or other entity, the owner must name itself as the owner’s beneficiary.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

1.               lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

2.               deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available for a period of up to five years.  At the end of five years, the entire Surrender Value as of that date must be paid to the beneficiary.

3.               extending the contract — if the beneficiary elects this option, he or she must choose to receive the Surrender Value either as an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days.  Distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawal taken under this option.

If the beneficiary selects option two or three above, he or she will receive the guaranteed minimum interest rate applied to the Fixed Accounts under the current version of the contract, which may be lower than the guaranteed minimum interest rate applied to the Fixed Accounts in your contract.

If the beneficiary is not a human being, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its tax-deferred status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix D for more information about parties to the contract and spousal continuation.

You may change the owner’s beneficiary by sending the appropriate form in Good Order to the Administrative Office.  We may limit the number of beneficiaries you can name.  Please consult your financial professional and tax advisor in order to identify your beneficiaries properly so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is named as owner’s sole beneficiary.  This is standard spousal continuation.  See Appendix D.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, but only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  no joint owner is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution.  This increase will be added to the Investment Options you have selected on a pro-rata basis as of the Death Benefit Date.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, including the MVA, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, a new Death Benefit, measured from the date of the continued contract, will be paid to the beneficiary named by the surviving spouse.

Under either type of spousal continuation:

•                  if the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken;

•                  certain Investment Options or administrative programs may not be available on the continued contract;  and

•                  we may make changes to continued contracts that are permitted by law.

See Appendix D for more information about parties to the contract and spousal continuation.

Federal Tax Advantages of Spousal Continuation Not Available to Same-Sex Spouses

The Federal Defense of Marriage Act provides that same-sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by the Tax Code to a surviving spouse of an annuity owner is not available to a surviving same-sex spouse.  If the state where this contract is issued recognizes same-sex marriages, the Enhanced Spousal Continuation described in the contract is available to the surviving same-sex spouse; however, the favorable tax treatment provided by the Tax Code will not apply and the transfer of ownership will be a taxable event.

Death Claims

A death claim must be filed to receive either the Death Benefit on the death of the Annuitant or a distribution of the Surrender Value on the death of owner.  A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  For us to pay the death claim, the beneficiary must promptly submit an original certified death certificate and company death claim paperwork in Good Order including his or her election.  During the period from the date of death until we receive all required paperwork in Good Order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  All automated transactions will stop when we receive notice of death.

If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, we will calculate the first beneficiary’s share of the Death Benefit or Distribution on Death and make payment according to the first beneficiary’s election.  Each remaining beneficiary’s share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the Annuitant’s 100th birthday.  The Annuitant’s 100th birthday is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

Once an Annuity Benefit is elected, you will no longer have an Account Value, Surrender Value, Death Benefit or other accessible cash value.  When the contract value is applied toward the purchase of an Annuity Benefit, it is converted into a stream of income payments.   The Annuity Benefit provides regular fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum periodic payment must be at least $100.

We currently offer the following types of annuity payout options, funded through our General Account:

•                    life and 10-year certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10-year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                    period certain annuity, which provides for fixed payments for a fixed period.  The fixed periods available may vary from time to time and the fixed period selected may not extend past your 100th birthday. The payment amount is determined by the period you select.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                    life and period certain annuity (other than 10 years), which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  The fixed periods available may vary from time to time.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining periodic payments will go to the Annuitant’s beneficiary.

•                    life annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.  Once the Annuitant (or last joint Annuitant) dies, no further payments will be made and no value remains for any beneficiaries.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of Annuity Benefit you want.  If we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the life and 10 years certain Annuity Benefit option.

You may not apply a portion of your Account Value to an Annuity Benefit.

Annuity Benefit Payments

The amount of your Annuity Benefit payments is based the option you choose, the annuity rates applied and, in the case of a life contingent annuity option, on the Annuitant’s age and gender.  Gender may not be a factor under some tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply.

If the age or gender of an Annuitant has been misstated, you will receive benefits that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we will deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)    the New York Stock Exchange has been closed or trading on it is restricted;

(2)    an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)    the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in Good Order.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase one or more of the Riders offered with this contract, which provide an optional benefit for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

Age of (younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                      the Bonus Base immediately before the Bonus is applied; plus

2)                                      the Bonus amount (see “Bonus” section below); plus

3)                                      additional Contributions received after the date of the Bonus; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                      the Step-Up Base immediately before the Step-Up is applied; plus

2)                                      the Step-Up amount; plus

3)                                      additional Contributions received after the date of the Step-Up; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base and Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount that exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base or Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, withdrawal charges, if any, will be applied.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                  Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, section titled “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges, if any).  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take any withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider or an annual effective rate of 1.15% for the Spousal GLIA Rider.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the three GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 – 100%	0 – 100%	0 - 50%

GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	BlackRock Capital Appreciation V.I.	Columbia Variable Portfolio — Mid Cap Value Opportunities	Morgan Stanley UIF U.S. Real Estate
PIMCO VIT Total Return	Fidelity VIP Asset Manager	Columbia Variable Portfolio — Small Cap Value	PIMCO VIT All Asset
Touchstone VST Core Bond	Fidelity VIP Balanced	DWS Small Cap Index VIP	PIMCO VIT Commodity RealReturn Strategy
	Fidelity VIP Contrafund	Fidelity VIP Disciplined Small Cap	Guggenheim VT Managed Futures Strategy
	Fidelity VIP Equity-Income	Fidelity VIP Mid Cap	Guggenheim VT U.S. Long Short Momentum
	Fidelity VIP Growth	FTVIPT Franklin Small Cap Value Securities	High Yield
	Fidelity VIP Index 500	Invesco Van Kampen V.I. American Franchise	Fidelity VIP High Income
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	FTVIPT Franklin Income Securities
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	Touchstone VST High Yield
	FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Short Duration
	Invesco Van Kampen V.I. Comstock	International	PIMCO VIT Low Duration
	Invesco Van Kampen V.I. Mid Cap Value*	BlackRock Global Allocation V.I.	PIMCO VIT Real Return
	Touchstone VST Aggressive ETF	Fidelity VIP Overseas	Touchstone VST Money Market
	Touchstone VST Conservative ETF	FTVIPT Templeton Foreign Securities
	Touchstone VST Enhanced ETF	FTVIPT Templeton Growth Securities
	Touchstone VST Large Cap Core Equity	Invesco V.I. International Growth
	Touchstone VST Moderate ETF	Morgan Stanley UIF Emerging Markets Debt
Morgan Stanley UIF Emerging Markets Equity

* To be renamed Invesco Van Kampen V.I. American Value Fund as of 7/15/2012.

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You can change your allocation within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your Investment Options each contract quarter.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

•                  You cannot reallocate between the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Contribution Limits

•      Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•      Each additional contribution must be at least $1,000.

•      You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•      Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMDs) after you turn 70½.

We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

Each contract year, you may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  The RMD protected from being a Nonguaranteed Withdrawal is limited to the amount for this contract only.  In addition, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section, above.

You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.               You must be the Owner and primary Annuitant.  (You may be the beneficial owner through a custodial account.)

2.               Joint Owners are not allowed.

3.               Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.               You must name your spouse as the spousal Annuitant.

5.               You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.               We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner or same-sex spouse, however, the surviving partner of a civil union or same-sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.               If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

Removal of Spousal Annuitant

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

•                  If the Spousal Annuitant is removed, the Rider charge will not be reduced.

•                  If the Spousal Annuitant is removed before the LPA has been established, the LPA will be based on your age at the time of your first withdrawal on or after your Age 60 Contract Anniversary and any Bonus calculations that occur after your spouse is removed will be calculated using your age.

•                  If the Spousal Annuitant is removed after the LPA has been established, the LPA will not be recalculated and any Bonus will be calculated using the age of the younger of either you or your (now removed) spouse.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.               The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.               The date the Payment Base equals zero;

3.               The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.               The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.               The date that you transfer ownership of the contract;

6.               The date you assign the contract or any benefits under the contract or Rider;

7.               The date a Death Benefit is elected under the contract;

8.               On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.               The date you elect an Annuity Benefit under the contract;

10.         The date you cancel this Rider;

11.         The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  For the Individual Rider, you must be between 50 and 80 years old on the date you elect the Rider.  For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix E for hypothetical examples that illustrate how the GLIA Rider works.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

•                  your highest Account Value on any Contract Anniversary before the Annuitant’s 75th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract.  The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

Part 7 — Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholder’s meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Part 8 — Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your annuity contract values, withdrawals and Annuity Benefit payments varies depending on many factors including:

• our tax status

• the tax status of the contract

• the type of retirement plan, if any, for which the contract is purchased

• the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of an annuity contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider the effect of any state or other tax laws.

Tax laws are complex and they differ depending on whether you own a Qualified or Nonqualified Annuity.  It is important to remember that tax results vary depending on your particular circumstances.  If you are considering buying an annuity contract, making a withdrawal from an annuity contract or selecting an Annuity Benefit, you should consult a qualified tax advisor about your individual situation.  Integrity does not provide tax advice or guarantee the federal, state, or local tax status of any contract or any tax treatment of any transaction involving its contracts.

Your Contract is an Annuity

•                  You can purchase a Nonqualified Annuity with after-tax dollars.  Taxes on earnings under the Nonqualified Annuity generally are deferred until you make a withdrawal.

•                  You can purchase a Qualified Annuity with after-tax dollars to fund a Roth IRA.  The earnings under a Roth IRA generally are fully excluded from taxable income at distribution, subject to certain rules and limitations.

•                  You can purchase a Qualified Annuity to fund a traditional IRA with tax deductible dollars or roll over pre-tax dollars from another traditional IRA or a qualified retirement plan, such as a 401(k) plan.  Withdrawals from these annuity contracts generally are fully taxable as ordinary income.

This prospectus discusses the basic federal tax rules that apply to Nonqualified Annuities and touches on a few of the special tax rules that apply to Qualified Annuities.

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a Nonqualified Annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  You are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non- human owners cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse(8) (or to a former spouse under a court order), all increases in its value are taxed at the time of transfer.  The assignment or pledge or any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from your contract or you can elect an Annuity Benefit.  For a Nonqualified Annuity, the tax implications are different for each type of distribution.

•                Withdrawals from a contract before Annuity Benefit payments begin are treated as taxable income to the extent of any gain in the contract.  Withdrawals after all the gain is withdrawn represent your investment in the annuity and are not taxable.  Generally, your investment in the contract equals the contributions you make minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were transferred to the contract as a tax free exchange.

•                If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of the investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions from either a Qualified or Nonqualified Annuity unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions applies:

•                you are 59½ or older

•                payment is a result of the owner’s death

•                payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•                payment is part of a series of substantially equal periodic payments paid at least annually, where the amount is determined by the life expectancy of the owner or joint life expectancy of the owner and a beneficiary payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                payment is under certain types of qualified plans held by the employer until the employee separates from service

•                payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (Nonqualified Annuities only)

•                payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                payment is for certain higher education expenses (IRA only)

•                payment is for certain deductible medical expenses (IRA only)

•                you have received unemployment compensation under a federal or state program for at least 12 consecutive weeks and the distributions do not exceed the amount paid for health insurance coverage for yourself, your spouse and your dependents (IRA only).

(8)  Under current federal law, spouse means opposite-sex spouse only.

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you have withdrawn all of the gain and then recover the entire investment in your annuity contract, if additional payments are made under the GLIA Rider, those payments are taxable.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  If you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

Required Minimum Distributions (RMDs)

If you have a Qualified Annuity (other than a Roth IRA), you may need to withdraw money from this annuity contract in order to satisfy the RMDs required by the Tax Code after you turn 70½.  We will calculate the RMDs with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

If your contract provides an additional benefit, such as an enhanced death benefit or if you have elected the optional GLIA Rider, the fair market value of your contract may increase by the actuarial present value of those benefits.  Therefore, the amount of the RMD you must take may increase.

Failure to comply with the RMD rules applicable to qualified contracts may result in the imposition of an excise tax.  This excise tax generally equals 50% of the amount by which an RMD exceeds the actual distribution from the contract.

Roth IRAs do not require distributions at any time prior to the owner’s death.

Inherited IRAs

The death benefit paid under this contract may be extended as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the death proceeds be titled as an inherited IRA.  The owner’s beneficiary on the original IRA contract will become the inherited IRA owner and may name his or her own beneficiary in the event of death.

The inherited IRA owner may invest in the Investment Options available under the current version of the contract.  Fees and charges will continue to apply and no additional contributions can be made.  The inherited IRA owner must take RMDs beginning on or before December 31 of the calendar year after the original owner’s death.  If the beneficiary is a spouse and has elected this option, distributions may begin at the end of the calendar year in which the owner would have reached age 70½, if later.

Exchanges and Transfers

In some circumstances, you may move money tax-free from one annuity to another.  Money can be moved from one Nonqualified Annuity to another under section 1035 of the Tax Code.  This is usually called a “1035 exchange.”  Money can be moved from an IRA or from other qualified plan, such as a 401(k) plan or 403(b) tax sheltered annuity, to another IRA.  This may be done by means of a rollover or a trustee-to-trustee transfer.

Money invested in this annuity contract is not available for exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer as long as it is subject to a withdrawal charge.  You cannot use your Free Withdrawal Amount as an exchange under section 1035 of the Tax Code or for a trustee-to-trustee transfer.

You cannot roll over from a SIMPLE IRA during the first two years of participation in the SIMPLE IRA and you cannot roll over after-tax contributions that are included in the other plans.

Tax laws are complex and your individual situation is unique.  You should always consult a tax advisor before you move or attempt to move assets from one annuity to another annuity, contract or plan.

Federal and State Income Tax Withholding

We are required to withhold federal income taxes on all distributions from your annuity contract. If you are eligible, you may elect not to have any amounts withheld if you provide notice to us in Good Order.  Also, certain states have indicated that we must apply withholding to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate Account.  We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account.  The Company, therefore, does not impose a charge for federal income taxes.  If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.  We can also set up reserves for taxes.  We receive a tax deduction for dividends received by the Funds.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options in your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•                               the date you reach age 59½; and

•                               five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge”.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Choices Plus Required Minimum Distribution (RMD) Program

We office a Choices Plus RMD Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus RMD Program at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs, as long as you do not take additional withdrawals that would exceed your Free Withdrawal Amount when combined with the RMD amount.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus RMD Program at any time.

This program is not available with the GLIA Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $250.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or a one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into an STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count toward the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Account Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count toward your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon one day’s prior written notice, and you may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution Program.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN:  Request SAI for National Integrity AdvantEdge dated May 1, 2012

Part 10 — Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AdvantEdge contract we are currently offering via this prospectus.  AdvantEdge was formerly known as the GrandMaster product line.  You may own a prior version of the AdvantEdge contract sold under the name GrandMaster flex3, GrandMaster or Heritage Asset Builder.  Material differences between the prior versions of the contracts and the AdvantEdge contract we are currently offering are described below.  The dates given are the company roll out dates, but these dates vary by state.  Please check your annuity contract and the prospectus you received when you purchased your contract if you are uncertain about whether these features apply to you.

AdvantEdge, GrandMaster flex3 and GrandMaster (Contracts issued before May 1, 2012)

If you purchased your contract before May 1, 2012, you have additional Variable Account Options that invest in Portfolios with higher costs than the other Portfolios currently offered to new purchasers.  Therefore, we have restated your minimum and maximum total operating expenses charged by the Portfolios and provided expense examples using the maximum Portfolio operating expense.

The minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the contract are stated below.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

Minimum: 0.35%                     Maximum: 2.74%

The Total Annual Portfolio Operating Expenses for the Portfolios you may purchase in addition to those in the table in Appendix F of this prospectus are listed below.(9)  A brief description for each fund is also listed below the tables.

Gross and Net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Fee Waivers/ Reimbursements	Total Annual Net Expenses
Guggenheim VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.66%	1.66%	N/A	1.66%
Guggenheim VT Multi-Hedge Strategies(10)	1.15%	0.00%	1.40%	0.19%	2.76%	0.09%	2.65%

Examples

The examples that follow are intended to help you compare the cost of investing additional contributions in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

Highest Cost Example using Highest Mortality and Expense Risk Charge and Maximum Charge for Highest Cost Rider

The following example includes withdrawal charge, the annual administrative charge, the mortality and expense risk charge for the AdvantEdge variable annuity, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the mortality and expense risk charge for the GrandMaster flex3 or the GrandMaster (older versions of the AdvantEdge) was used, the total cost would be less than indicated in this example. If the current cost of the GLIA Spousal Rider was used, the total cost would be less than indicated in this example.  Based on these assumptions,

(9)  GrandMaster also offers portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus. See section below titled “GrandMaster (Contracts issued before May 1, 2002)”.

(10)  The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the specified subsidiary, and may be terminated only with the approval of the fund’s board.  In any event, this undertaking will continue through April 30, 2013.

your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,389	$2,561	$3,423	$6,781

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$689	$2,061	$3,423	$6,781

Highest Cost Example using Highest Mortality and Expense Risk Charge with No Riders

The following example includes the withdrawal charge, the annual administrative charge, the mortality and expense risk charge for the AdvantEdge variable annuity, and the maximum Portfolio operating expenses.  If the mortality and expense risk charge for the GrandMaster flex3 or the GrandMaster (older versions of the AdvantEdge) was used, the total cost would be less than indicated in this example. The cost of optional Riders is not included.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,201	$2,003	$2,505	$5,009

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$501	$1,503	$2,505	$5,009

Variable Account Options, in addition to those listed in Part 3.

Descriptions of the additional funds are provided below.  There are no guarantees that a fund will achieve its objective.  You should read each fund’s prospectus carefully before investing.

Guggenheim VT Alternative Strategies Asset Allocation Fund

The Guggenheim VT Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The fund, a “fund of funds,” seeks to achieve its investment objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds, including exchange-traded funds, and, to a limited extent, futures that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver performance with low correlation (in other words, little or no similarity) to traditional stock and bond asset classes and long-term positive returns. In managing the fund, the advisor will apply a proprietary asset allocation methodology that principally allocates assets among underlying funds that emphasize directly, or in combination with other investments, alternative or non-traditional asset classes or investment strategies (absolute return strategies, commodities, currency arbitrage, global macro, managed futures and real estate) according to the degree of risk associated with each underlying fund given the market conditions in existence at the time of allocation.

Guggenheim VT Multi-Hedge Strategies Fund

The Guggenheim VT Multi-Hedge Strategies Fund seeks long-term capital appreciation with less risk than traditional equity funds.  The fund pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds (e.g., long/short equity, equity market neutral, fixed income strategies, global macro and merger arbitrage). The allocation to these strategies is based on a proprietary evaluation of their risk and return characteristics.

Withdrawals

Your financial professional or a third party may have offered you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  While we no longer allow new arrangements for payment for such services from your Account Value, you may have such an arrangement already in place. If so, you should be aware that these payments are withdrawals from your Account Value and could be subject to a withdrawal charge.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount requested.  If you purchased a GLIA Rider, these payments could also cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus. We, therefore, do not recommend using this annuity contract to pay for such services.

Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to April 30, 2012)

If your contract was issued with a GLIA Rider between February 25, 2008 and April 30, 2012, the Rider is the same as currently offered (see Part 6) except the following additional GLIA Investment Strategy is available:

Touchstone VST Moderate ETF Portfolio	Guggenheim VT Alternative Strategies Allocation Fund
90%	10%

Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to February 28, 2010)

If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2010, the Rider is the same as currently offered (see Part 6) except that the Withdrawal Percentages and Bonus Percentages are as follows:

Age of (younger) Annuitant at Time of First Withdrawal	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (younger) Annuitant at Time of Bonus Calculation	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Lifetime Income Advantage Rider (Available from February 25, 2008 to February 28, 2009)

If your contract was issued with a GLIA Rider between February 25, 2008 and February 28, 2009, the Rider is the same as currently offered (see Part 6) except the current charges for the GLIA Rider are lower.

This Rider is the same as the Rider currently offered (see Part 6) except the GLIA Rider charge was lower.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.60%	1.60%
Optional Highest Anniversary Death Benefit Charge (assessed on value in Variable Account Options) (11)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge (assessed on Payment Base) (11)	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge (assessed on Payment Base) (11)	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses(12)	3.40%	2.60%

GrandMaster flex3 (Contracts issued from May 1, 2002 to February 24, 2008)

The following fees and expenses differ from those shown in Part 1 of this prospectus:

Annual Administrative Charge

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(13)	7%
Annual Administrative Charge(14)	$50

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%

Your minimum Account Value is $2,000.  If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we may terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.

Guaranteed Rate Options (GROs)

The following information about renewals of your GROs differs from the information shown in Part 3 of this prospectus.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Processing Office, even if the previous Guarantee Period has not

(11)  See Part 6.

(12)  You may elect only one of these optional benefits: Individual GLIA or Spousal GLIA.  Therefore the highest possible total separate account annual expenses reflect the election of the Spousal GLIA.

(13)  Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(14)  This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

ended.

If we do not receive instructions in Good Order at our Processing Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate.  If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Guaranteed Return Options were not available on GrandMaster flex3 contracts issued before November 17, 2003.

Withdrawal Charge

Instead of the withdrawal charges listed in Part 4 of this prospectus, your withdrawal charges are:

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
thereafter	0%

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 4.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the second Contract Year

Standard Death Benefit

Instead of the Death Benefit listed in Part 5 of this prospectus, your standard Death Benefit is:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before Annuitant’s age 76, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges)received after that Contract Anniversary;

•                  total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                  the Account Value on the Death Benefit Date.

For contracts where the Annuitant’s age on the Contract Date is 86 or older the Death Benefit is:

•                  the current Account Value on the Death Benefit Date.

Optional Benefits

The optional Highest Anniversary Death Benefit and the Guaranteed Lifetime Income Advantage were not available.

Contracts issued from May 1, 2002 to November 17, 2003

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.55%
Optional AVO Charge (maximum charge 3%)	0.45%
Highest Possible Total Separate Account Annual Expenses	2.00%

Optional Benefits

The Added Value Option (AVO)

The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below.  If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract Year.  For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1,500 to your Account Value.

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.70%
2%	0.30%	1.85%
3%	0.45%	2.00%

The dollar amount of the charge for the AVO is subject to a minimum and maximum quarterly amount.  For a 1% credit the minimum amount is .145% multiplied by first-year total contributions and the maximum amount is .182% multiplied by first-year total contributions, both then divided by four.  To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select and divided by four.  First-Year Total Contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%

This fee is assessed quarterly to the Account Value for seven Contract Years.  Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit.  Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO.  We intend to make a profit from these fees and charges.  Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.  Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the AVO.  Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the Fixed Accounts, you will not benefit from the AVO.  The approximate average annual investment performance threshold needed to benefit from the AVO is as follows:

AVO percentage elected	Approximate Average Annual Investment Performance Threshold
1%	7.70%
2%	8.05%
3%	8.40%

Some or all of the AVO will be recaptured by the company if you surrender your contract or take withdrawals, including withdrawals under the Disability Waiver or for RMD from a Qualified Annuity. The chart below shows what recapture percentage will be applied.  For partial withdrawals, the recapture percentage is applied to a portion of the AVO equal to the amount of the withdrawal divided by the Account Value at the time of withdrawal.  The amount recaptured is based upon the year the withdrawal is taken.  The total amount recaptured will never exceed what was credited.  The AVO will not be recaptured upon election of an Annuity Benefit under the contract after the first Contract Year or payment of a Death Benefit.

Contract Year	Recapture Percentage
1	100%
2	100%
3	85%
4	70%
5	55%
6	40%
7	25%
8	0%

GrandMaster (Contracts issued before May 1, 2002)

The following fees and expenses differ from those shown in Part 1 of this prospectus:

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(15)	$20

Annual Administrative Charge

Annual Administrative Charge(16)	$30

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge (assessed on value in Variable Account Options)	1.35%

Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Appendix F of this prospectus.

Total Annual Portfolio Operating Expenses:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses
Fidelity VIP Asset Manager Portfolio, Initial Class (17)	0.51%	0.00%	0.13%	N/A	0.64%
Fidelity VIP Contrafund Portfolio, Initial Class	0.56%	0.00%	0.09%	N/A	0.65%
Fidelity VIP Equity-Income Portfolio, Initial Class	0.46%	0.00%	0.10%	N/A	0.56%
Fidelity VIP High Income Portfolio, Initial Class	0.57%	0.00%	0.12%	N/A	0.69%

(15)  For contracts issued before approximately May 1, 1996, the transfer a charge is $25 per transfer after your 12 free transfers.

(16)  This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(17)  The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments.  The fund’s advisor has contractually agreed to waive the fund’s management fee in an amount equal to its proportionate share of the management fee paid to it by the subsidiary based on the fund’s proportionate ownership of the central fund.  This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as the advisor’s contract with the subsidiary is in place.  If the advisor’s contract with the subsidiary is terminated, the advisor, in its sole discretion, may discontinue the arrangement.  For the fund’s most recent fiscal year, the waiver rounded to less than 0.01%.

Investment Options

The following information about renewals of your GROs differs from the information shown in Part 3 of this prospectus.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to one or more Variable Account Options or other GROs.  We will make your transfer to the new Investment Options, including any new Guarantee Period you elect, when we receive your election in Good Order at our Processing Office, even if the previous Guarantee Period has not ended.

If we do not receive instructions in Good Order at our Processing Office before the end of the Guarantee Period, when the Guarantee Period ends we will set up a new GRO for the same Guarantee Period as your old one, if available, at the then-current Guaranteed Interest Rate.  If the same Guarantee Period is not available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next shorter duration.  If no shorter duration is available, we will transfer the Account Value in your maturing GRO to a new available Guarantee Period with the next longer duration.  For example, if your maturing GRO was a three-year GRO and when it matures, only the five-year, seven-year or ten-year GROs are available, your new GRO will be for five years.

Systematic Transfer Option

The Systematic Transfer Option is not available for contracts issued before July 7, 1998.

Disability Waiver

The disability waiver is not available for contracts issued before February 15, 1997.

Death Benefits for Contract issued between 1995 and May 1, 2002

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

•                  the current Account Value on the Death Benefit Date;

•                  the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges); or

•                  your total contributions less the sum of withdrawals (and associated charges).

For contracts issued from January 1, 1995 to May 1, 1999, the amount of the death benefit is the greatest of:

•                  the current Account Value on the Death Benefit Date;

•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus subsequent withdrawals (and associated charges); or

•                  your total contributions less the sum of withdrawals (and associated charges).

For contracts issued from May 1, 1999 to May 1, 2002, the amount of the death benefit is:

For Contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the Contract’s 10th anniversary date, if later) before annuity payments have started, the death benefit is the greatest of:

•                  your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus withdrawals (and associated charges); or

•                  your Account Value on the day we receive due proof of death and beneficiary’s election form in good order.

If the Annuitant dies at or over age 90 (or after the 10th Contract Anniversary, if later), the death benefit is the Account Value on the day we receive due proof of death and beneficiary’s election form in good order. Similarly, if the Contract was issued on or after the youngest Annuitant’s 86th birthday, the death benefit is the Account Value on the day we receive due proof of death and beneficiary’s election form in good order.

Optional Benefits

The optional Highest Anniversary Death Benefit, Enhanced Earnings Benefit and Guaranteed Lifetime Income Advantage were not available.

Appendix A

Financial Information for Separate Account I of National Integrity (AdvantEdge)

For the Variable Account Options we currently offer, the table below shows the following data for AdvantEdge contracts with a mortality and expense risk charge of 1.60%, issued after approximately February 25, 2008 (date varies by state): Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception

	2011	2010	2009	2008	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund. Class III (1399)
Unit value at beginning of period	$10.00	—	—	—	$10.00
Unit value at end of period	$8.43
Units outstanding at end of period	9,564				4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1398)
Unit value at beginning of period	$10.00	—	—	—	$10.00
Unit value at end of period	$8.92
Units outstanding at end of period	57,617				4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1355)
Unit value at beginning of period	$10.00	—	—	—	$10.00
Unit value at end of period	$8.28
Units outstanding at end of period	692				4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1392)
Unit value at beginning of period	$15.55	$12.50	$10.00	—	$10.00
Unit value at end of period	$14.36	$15.55	$12.50
Units outstanding at end of period	18,282	4,212	1,059		5-2-09

DWS Small Cap Index VIP, Class B (1351)
Unit value at beginning of period	$11.01	$8.87	$7.14	$10.00	$10.00
Unit value at end of period	$10.34	$11.01	$8.87	$7.14
Units outstanding at end of period	208	208	663	0	2-25-08

	2011	2010	2009	2008	Inception Date and Value

Fidelity VIP Asset Manager, Service Class 2 (1332)
Unit value at beginning of period	$10.30	$9.18	$7.25	$10.00	$10.00
Unit value at end of period	$9.85	$10.30	$9.18	$7.25
Units outstanding at end of period	6,598	6,641	6,784	3,652	2-25-08

Fidelity VIP Balanced, Service Class 2 (1337)
Unit value at beginning of period	$10.80	$9.32	$6.85	$10.00	$10.00
Unit value at end of period	$10.22	$10.80	$9.32	$6.85
Units outstanding at end of period	32,095	14,764	2,750	1,614	2-25-08

Fidelity VIP Contrafund, Service Class 2 (1335)
Unit value at beginning of period	$9.59	$8.34	$6.25	$10.00	$10.00
Unit value at end of period	$9.18	$9.59	$8.34	$6.25
Units outstanding at end of period	154,813	125,855	77,850	30,381	2-25-08

Fidelity VIP Disciplined Small Cap, Service Class 2 (1342)
Unit value at beginning of period	$10.56	$8.58	$7.15	$10.00	$10.00
Unit value at end of period	$10.23	$10.56	$8.58	$7.15
Units outstanding at end of period	522	1,461	1,622	0	2-25-08

Fidelity VIP Equity Income, Service Class 2 (1333)
Unit value at beginning of period	$8.78	$7.76	$6.07	$10.00	$10.00
Unit value at end of period	$8.69	$8.78	$7.76	$6.07
Units outstanding at end of period	14,244	12,608	7,222	818	2-25-08

Fidelity VIP Freedom 2010, Service Class 2 (1343)
Unit value at beginning of period	$10.39	$9.38	$7.69	$10.00	$10.00
Unit value at end of period	$10.18	$10.39	$9.38	$7.69
Units outstanding at end of period	6,091	6,181	6,192	0	2-25-08

Fidelity VIP Freedom 2015, Service Class 2 (1344)
Unit value at beginning of period	$10.28	$9.26	$7.53	$10.00	$10.00
Unit value at end of period	$10.06	$10.28	$9.26	$7.53
Units outstanding at end of period	11,216	11,228	11,236	0	2-25-08

	2011	2010	2009	2008	Inception Date and Value

Fidelity VIP Freedom 2020, Service Class 2 (1345)
Unit value at beginning of period	$10.01	$8.90	$7.03	$10.00	$10.00
Unit value at end of period	$9.73	$10.01	$8.90	$7.03
Units outstanding at end of period	1,111	1,120	1,133	0	2-25-08

Fidelity VIP Freedom 2025, Service Class 2 (1346)
Unit value at beginning of period	$10.01	$8.81	$6.90	$10.00	$10.00
Unit value at end of period	$9.62	$10.01	$8.81	$6.90
Units outstanding at end of period	1,123	1,127	1,147	0	2-25-08

Fidelity VIP Freedom 2030, Service Class 2 (1347)
Unit value at beginning of period	$9.65	$8.47	$6.56	$10.00	$10.00
Unit value at end of period	$9.23	$9.65	$8.47	$6.56
Units outstanding at end of period	0	0	0	0	2-25-08

Fidelity VIP Growth, Service Class 2 (1334)
Unit value at beginning of period	$8.83	$7.24	$5.75	$10.00	$10.00
Unit value at end of period	$8.68	$8.83	$7.24	$5.75
Units outstanding at end of period	7,098	7,419	2,881	$2,799	2-25-08

Fidelity VIP High Income, Service Class 2 (1329)
Unit value at beginning of period	$12.01	$10.73	$7.60	$10.00	$10.00
Unit value at end of period	$12.25	$12.01	$10.73	$7.60
Units outstanding at end of period	56,341	56,242	38,581	0	2-25-08

Fidelity VIP Index 500, Service Class 2 (1336)
Unit value at beginning of period	$9.41	$8.34	$6.71	$10.00	$10.00
Unit value at end of period	$9.43	$9.41	$8.34	$6.71
Units outstanding at end of period	50,870	43,357	30,066	4,435	2-25-08

Fidelity VIP Investment Grade Bond, Service Class 2 (1330)
Unit value at beginning of period	$11.44	$10.81	$9.51	$10.00	$10.00
Unit value at end of period	$12.05	$11.44	$10.81	$9.51
Units outstanding at end of period	34,401	17,739	7,760	1,508	2-25-08

	2011	2010	2009	2008	Inception Date and Value

Fidelity VIP Mid-Cap, Service Class 2 (1340)
Unit value at beginning of period	$11.14	$8.80	$6.40	$10.00	$10.00
Unit value at end of period	$9.77	$11.14	$8.80	$6.40
Units outstanding at end of period	70,835	37,684	16,107	0	2-25-08

Fidelity VIP Overseas, Service Class 2 (1331)
Unit value at beginning of period	$8.34	$7.51	$6.05	$10.00	$10.00
Unit value at end of period	$6.78	$8.34	$7.51	$6.05
Units outstanding at end of period	46,085	30,521	15,096	6,525	2-25-08

FTVIPT Franklin Growth & Income Securities, Class 2 (1326)
Unit value at beginning of period	$9.56	$8.33	$6.69	$10.00	$10.00
Unit value at end of period	$9.64	$9.56	$8.33	$6.69
Units outstanding at end of period	11,680	6,327	5,144	3,384	2-25-08

FTVIPT Franklin Income Securities, Class 2 (1327)
Unit value at beginning of period	$10.66	$9.62	$7.21	$10.00	$10.00
Unit value at end of period	$10.74	$10.66	$9.62	$7.21
Units outstanding at end of period	20,881	11,217	10,617	3,757	2-25-08

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1323)
Unit value at beginning of period	$9.73	$8.86	$6.94	$10.00	$10.00
Unit value at end of period	$9.43	$9.73	$8.86	$6.94
Units outstanding at end of period	12,717	7,924	7,085	1,492	2-25-08

FTVIPT Franklin Small Cap Value Securities, Class 2 (1328)
Unit value at beginning of period	$11.04	$8.75	$6.88	$10.00	$10.00
Unit value at end of period	$10.45	$11.04	$8.75	$6.88
Units outstanding at end of period	8,053	10,674	10,129	0	2-25-08

FTVIPT Franklin Mutual Shares Securities, Class 2 (1325)
Unit value at beginning of period	$9.01	$8.24	$6.64	$10.00	$10.00
Unit value at end of period	$8.78	$9.01	$8.24	$6.64
Units outstanding at end of period	135,229	99,759	57,618	16,667	2-25-08

	2011	2010	2009	2008	Inception Date and Value

FTVIPT Templeton Foreign Securities, Class 2 (1322)
Unit value at beginning of period	$9.34	$8.76	$6.49	$10.00	$10.00
Unit value at end of period	$8.21	$9.34	$8.76	$6.49
Units outstanding at end of period	39,725	26,605	8,899	5,024	2-25-08

FTVIPT Templeton Growth Securities, Class 2 (1324)
Unit value at beginning of period	$8.61	$8.15	$6.31	$10.00	$10.00
Unit value at end of period	$7.88	$8.61	$8.15	$6.31
Units outstanding at end of period	10,660	8,423	6,293	4,242	2-25-08

Invesco Van Kampen V.I. American Franchise, Series II (1320)
Unit value at beginning of period	$10.73	$9.12	$5.59	$10.00	$10.00
Unit value at end of period	$9.88	$10.73	$9.12	$5.59
Units outstanding at end of period	3,624	1,463	1,065	0	2-25-08

Invesco Van Kampen V.I. Comstock, Series II (1321)
Unit value at beginning of period	$9.55	$8.39	$6.64	$10.00	$10.00
Unit value at end of period	$9.20	$9.55	$8.39	$6.64
Units outstanding at end of period	1,623	0	0	0	2-25-08

Invesco Van Kampen V.I. Mid Cap Value, Series II (1376) (To be renamed Invesco Van Kampen V.I. American Value effective 7/15/2012)
Unit value at beginning of period	$10.02	$8.34	$6.09	$10.00	$10.00
Unit value at end of period	$9.95	$10.02	$8.34	$6.09
Units outstanding at end of period	34,153	15,899	17,938	1,716	5-1-08

Invesco V.I. International Growth, Series II (1397)
Unit value at beginning of period	$10.00	—	—	—	$10.00
Unit value at end of period	$8.41
Units outstanding at end of period	0				4-29-11

	2011	2010	2009	2008	Inception Date and Value

Morgan Stanley UIF Emerging Markets Debt, Class II (1349)
Unit value at beginning of period	$11.61	$10.75	$8.40	$10.00	$10.00
Unit value at end of period	$12.21	$11.61	$10.75	$8.40
Units outstanding at end of period	12,395	12,761	5,760	2,851	2-25-08

Morgan Stanley UIF Emerging Markets Equity, Class II (1350)
Unit value at beginning of period	$9.13	$7.80	$4.66	$10.00	$10.00
Unit value at end of period	$7.34	$9.13	$7.80	$4.66
Units outstanding at end of period	45,980	33,977	23,084	10,178	2-25-08

Morgan Stanley UIF U.S. Real Estate, Class II (1348)
Unit value at beginning of period	$9.91	$7.77	$6.15	$10.00	$10.00
Unit value at end of period	$10.30	$9.91	$7.77	$6.15
Units outstanding at end of period	18,579	8,590	4,335	0	2-25-08

PIMCO VIT All Asset, Advisor Class (1371)
Unit value at beginning of period	$11.00	$9.89	$8.28	$10.00	$10.00
Unit value at end of period	$11.03	$11.00	$9.89	$8.28
Units outstanding at end of period	31,730	26,948	17,221	0	2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1370)
Unit value at beginning of period	$8.16	$6.67	$4.79	$10.00	$10.00
Unit value at end of period	$7.42	$8.16	$6.67	$4.79
Units outstanding at end of period	62,366	46,498	18,459	9,308	2-25-08

PIMCO VIT Low Duration, Advisor Class (1368)
Unit value at beginning of period	$11.12	$10.75	$9.65	$10.00	$10.00
Unit value at end of period	$11.06	$11.12	$10.75	$9.65
Units outstanding at end of period	48,853	28,917	7,484	0	2-25-08

	2011	2010	2009	2008	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (1369)
Unit value at beginning of period	$11.00	$10.35	$8.89	$10.00	$10.00
Unit value at end of period	$12.07	$11.00	$10.35	$8.89
Units outstanding at end of period	15,002	11,156	2,172	888	2-25-08

PIMCO VIT Total Return, Advisor Class (1367)
Unit value at beginning of period	$12.07	$11.36	$10.13	$10.00	$10.00
Unit value at end of period	$12.29	$12.07	$11.36	$10.13
Units outstanding at end of period	319,170	251,735	155,826	35,107	2-25-08

Guggenheim VT Alternative Strategies Allocation (1390)(18)
Unit value at beginning of period	$9.60	$9.82	$9.90	$10.00	$10.00
Unit value at end of period	$9.16	$9.60	$9.82	$9.90
Units outstanding at end of period	3,892	3,798	2,493	0	11-24-08

Guggenheim VT Managed Futures Strategy (1391)
Unit value at beginning of period	$8.52	$8.98	$9.51	$10.00	$10.00
Unit value at end of period	$7.66	$8.52	$8.98	$9.51
Units outstanding at end of period	15,688	13,774	7,849	1,044	11-24-08

Guggenheim VT Multi-Hedge Strategies (1373)(19)
Unit value at beginning of period	$8.34	$7.98	$8.38	$10.00	$10.00
Unit value at end of period	$8.48	$8.34	$7.98	$8.38
Units outstanding at end of period	12,938	10,758	11,442	2,697	2-25-08

Guggenheim VT U.S. Long Short Momentum (1372)
Unit value at beginning of period	$9.10	$8.31	$6.64	$10.00	$10.00
Unit value at end of period	$8.37	$9.10	$8.31	$6.64
Units outstanding at end of period	5,054	5,077	5,524	4,148	2-25-08

(18)  Available in contracts purchased before May 1, 2012.

(19)  Available in contracts purchased before May 1, 2011.

	2011	2010	2009	2008	Inception Date and Value

Touchstone VST Baron Small Cap (1361)
Unit value at beginning of period	$11.24	$9.14	$6.99	$10.00	$10.00
Unit value at end of period	$11.59	$11.24	$9.14	$6.99
Units outstanding at end of period	43,824	30,602	18,597	3,457	2-25-08

Touchstone VST Core Bond (1353)
Unit value at beginning of period	$11.44	$10.81	$9.56	$10.00	$10.00
Unit value at end of period	$12.21	$11.44	$10.81	$9.56
Units outstanding at end of period	14,390	10,943	0	0	2-25-08

Touchstone VST High Yield (1357)
Unit value at beginning of period	$12.25	$11.05	$7.66	$10.00	$10.00
Unit value at end of period	$12.79	$12.25	$11.05	$7.66
Units outstanding at end of period	2,256	408	0	0	2-25-08

Touchstone VST Large Cap Core Equity (1358)
Unit value at beginning of period	$9.37	$8.48	$6.95	$10.00	$10.00
Unit value at end of period	$9.49	$9.37	$8.48	$6.95
Units outstanding at end of period	5,904	2,618	2,266	1,102	2-25-08

Touchstone VST Mid Cap Growth (1354)
Unit value at beginning of period	$10.52	$8.79	$6.43	$10.00	$10.00
Unit value at end of period	$9.18	$10.52	$8.79	$6.43
Units outstanding at end of period	839	2,136	5,042	0	2-25-08

Touchstone VST Money Market (1359)
Unit value at beginning of period	$9.89	$10.03	$10.10	$10.00	$10.00
Unit value at end of period	$9.73	$9.89	$10.03	$10.10
Units outstanding at end of period	23,553	12,381	20,203	0	2-25-08

Touchstone VST Third Avenue Value (1360)
Unit value at beginning of period	$9.76	$8.25	$6.38	$10.00	$10.00
Unit value at end of period	$8.13	$9.76	$8.25	$6.38
Units outstanding at end of period	33,570	37,382	30,167	14,931	2-25-08

Touchstone VST Aggressive ETF (1365)
Unit value at beginning of period	$9.89	$8.88	$7.42	$10.00	$10.00
Unit value at end of period	$9.73	$9.89	$8.88	$7.42
Units outstanding at end of period	25,214	20,661	8,874	5,717	2-25-08

	2011	2010	2009	2008	Inception Date and Value

Touchstone VST Conservative ETF (1363)
Unit value at beginning of period	$10.73	$10.02	$9.11	$10.00	$10.00
Unit value at end of period	$10.92	$10.73	$10.02	$9.11
Units outstanding at end of period	8,312	2,828	2,802	1,112	2-25-08

Touchstone VST Enhanced ETF (1366)
Unit value at beginning of period	$9.71	$8.85	$7.36	$10.00	$10.00
Unit value at end of period	$9.17	$9.71	$8.85	$7.36
Units outstanding at end of period	18,060	17,233	11,946	7,762	2-25-08

Touchstone VST Moderate ETF (1364)
Unit value at beginning of period	$10.35	$9.45	$8.18	$10.00	$10.00
Unit value at end of period	$10.37	$10.35	$9.45	$8.18
Units outstanding at end of period	73,542	71,552	10,190	4,187	2-25-08

Appendix A

Financial Information for Separate Account I of National Integrity (GrandMaster flex3)

For the Variable Account Options we currently offer, the table below shows the following data for GrandMaster flex3 contracts with a mortality and expense risk charge of 1.55%, issued after approximately May 1, 2002:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund. Class III (1396)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.43
Units outstanding at end of period	0										4-29-11

BlackRock Global Allocation V.I. Fund, Class III (1395)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.93
Units outstanding at end of period	3,715										4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (1389)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.29
Units outstanding at end of period	1,018										4-28-11

Columbia Variable Portfolio — Small Cap Value, Class 2 (1386)
Unit value at beginning of period	$15.56	$12.50	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.38	$15.56	$12.50
Units outstanding at end of period	0	0	0								5-2-09

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

DWS Small Cap Index, Class B (154)
Unit value at beginning of period	$15.61	$12.58	$10.12	$15.65	$16.24	$14.08	$13.75	$11.89	$8.27	$10.00	$10.00
Unit value at end of period	$14.67	$15.61	$12.58	$10.12	$15.65	$16.24	$14.08	$13.75	$11.89	$8.27
Units outstanding at end of period	4,536	5,891	7,426	11,406	12,236	17,655	15,724	15,397	12,478	0	5-1-02

Fidelity VIP Asset Manager, Service Class 2 (172)
Unit value at beginning of period	$12.60	$11.23	$8.86	$12.65	$11.16	$10.58	$10.36	$10.00	—	—	$10.00
Unit value at end of period	$12.05	$12.60	$11.23	$8.86	$12.65	$11.16	$10.58	$10.36
Units outstanding at end of period	2,444	4,435	4,542	5,189	8,818	20,969	23,811	18,513			5-1-04

Fidelity VIP Balanced, Service Class 2 (170)
Unit value at beginning of period	$14.44	$12.46	$9.15	$14.11	$13.18	$12.01	$11.56	$11.17	$10.00	—	$10.00
Unit value at end of period	$13.67	$14.44	$12.46	$9.15	$14.11	$13.18	$12.01	$11.56	$11.17
Units outstanding at end of period	25,080	25,707	23,775	26,891	40,508	29,851	26,465	25,791	2,656		5-1-03

Fidelity VIP Contrafund, Service Class 2 (102)
Unit value at beginning of period	$16.00	$13.90	$10.42	$18.48	$16.00	$14.58	$12.70	$11.20	$8.88	$10.00	$10.00
Unit value at end of period	$15.32	$16.00	$13.90	$10.42	$18.48	$16.00	$14.58	$12.70	$11.20	$8.88
Units outstanding at end of period	71,525	85,248	102,227	124,699	146,150	137,345	119,897	57,352	17,116	860	5-1-02

Fidelity VIP Disciplined Small Cap, Service Class 2 (1304)
Unit value at beginning of period	$8.64	$7.02	$5.85	$8.99	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.38	$8.64	$7.02	$5.85	$8.99
Units outstanding at end of period	0	932	933	4,660	5,352						4-27-07

Fidelity VIP Equity Income, Service Class 2 (104)
Unit value at beginning of period	$12.03	$10.63	$8.32	$14.77	$14.82	$12.55	$12.07	$11.02	$8.61	$10.00	$10.00
Unit value at end of period	$11.92	$12.03	$10.63	$8.32	$14.77	$14.82	$12.55	$12.07	$11.02	$8.61
Units outstanding at end of period	14,646	14,270	16,248	20,547	30,364	33,694	34,719	37,953	7,752	173	5-1-02

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Fidelity VIP Freedom 2010, Service Class 2 (1309)
Unit value at beginning of period	$10.18	$9.19	$7.53	$10.22	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.98	$10.18	$9.19	$7.53	$10.22
Units outstanding at end of period	1,039	1,043	1,046	7,503	3,510						4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1310)
Unit value at beginning of period	$10.01	$9.01	$7.32	$10.23	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.80	$10.01	$9.01	$7.32	$10.23
Units outstanding at end of period	630	630	630	630	151						4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1311)
Unit value at beginning of period	$9.65	$8.58	$6.78	$10.24	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.39	$9.65	$8.58	$6.78	$10.24
Units outstanding at end of period	0	0	0	0	0						4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1312)
Unit value at beginning of period	$9.62	$8.46	$6.62	$10.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.25	$9.62	$8.46	$6.62	$10.25
Units outstanding at end of period	0	0	0	0	0						4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1313)
Unit value at beginning of period	$9.20	$8.06	$6.24	$10.26	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.80	$9.20	$8.06	$6.24	$10.26
Units outstanding at end of period	0	0	0	0	0						4-30-07

Fidelity VIP Growth, Service Class 2 (105)
Unit value at beginning of period	$11.87	$9.74	$7.73	$14.90	$11.95	$11.39	$10.96	$10.80	$8.28	$10.00	$10.00
Unit value at end of period	$11.69	$11.87	$9.74	$7.73	$14.90	$11.95	$11.39	$10.96	$10.80	$8.28
Units outstanding at end of period	6,713	8,800	12,210	15,570	19,501	14,184	14,366	57,737	2,735	0

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Fidelity VIP High Income, Service Class 2 (171)
Unit value at beginning of period	$16.00	$14.30	$10.12	$13.74	$13.61	$12.45	$12.36	$11.48	$10.00	—	$10.00
Unit value at end of period	$16.34	$16.00	$14.30	$10.12	$13.74	$13.61	$12.45	$12.36	$11.48
Units outstanding at end of period	100,835	95,821	101,471	111,583	39,394	172,810	207,903	133,585	56,915

Fidelity VIP Index 500, Service Class 2 (1301)
Unit value at beginning of period	$8.54	$7.56	$6.08	$9.83	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.56	$8.54	$7.56	$6.08	$9.83
Units outstanding at end of period	35,433	63,396	75,213	85,775	99,701						4-27-07

Fidelity VIP Investment Grade Bond, Service Class 2 (174)
Unit value at beginning of period	$12.43	$11.74	$10.33	$10.87	$10.61	$10.35	$10.31	$10.00	—	—	$10.00
Unit value at end of period	$13.10	$12.43	$11.74	$10.33	$10.87	$10.61	$10.35	$10.31
Units outstanding at end of period	27,597	50,503	44,723	99,409	38,550	39,171	34,653	15,736

Fidelity VIP Mid Cap Fund, Service Class 2 (108)
Unit value at beginning of period	$22.52	$17.79	$12.93	$21.75	$19.16	$17.31	$14.90	$12.14	$8.92	$10.00	$10.00
Unit value at end of period	$19.77	$22.52	$17.79	$12.93	$21.75	$19.16	$17.31	$14.90	$12.14	$8.92
Units outstanding at end of period	21,662	29,533	45,343	56,125	88,459	75,008	63,540	18,641	9,740	612

Fidelity VIP Overseas, Service Class 2 (175)
Unit value at beginning of period	$13.15	$11.84	$9.53	$17.27	$14.99	$12.93	$11.05	$10.00	—	—	$10.00
Unit value at end of period	$10.70	$13.15	$11.84	$9.53	$17.27	$14.99	$12.93	$11.05
Units outstanding at end of period	11,783	18,463	25,581	34,319	47,138	24,592	13,553	2,622

FTVIPT Franklin Growth & Income Securities, Class 2 (165)
Unit value at beginning of period	$13.10	$11.40	$9.15	$14.34	$15.12	$13.16	$12.91	$11.85	$10.00	—	$10.00
Unit value at end of period	$13.21	$13.10	$11.40	$9.15	$14.34	$15.12	$13.16	$12.91	$11.85
Units outstanding at end of period	35,204	37,183	25,025	28,890	37,561	12,831	10,135	6,533	2,620

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

FTVIPT Franklin Income Securities, Class 2 (164)
Unit value at beginning of period	$17.22	$15.52	$11.63	$16.79	$16.44	$14.12	$14.12	$12.60	$10.00	—	$10.00
Unit value at end of period	$17.36	$17.22	$15.52	$11.63	$16.79	$16.44	$14.12	$14.12	$12.60
Units outstanding at end of period	99,673	120,987	140,631	173,753	197,753	158,636	122,243	72,216	19,469

FTVIPT Franklin Large Cap Growth Securities, Class 2 (166)
Unit value at beginning of period	$13.03	$11.86	$9.29	$14.41	$13.78	$12.62	$12.68	$11.94	$10.00	—	$10.00
Unit value at end of period	$12.64	$13.03	$11.86	$9.29	$14.41	$13.78	$12.62	$12.68	$11.94
Units outstanding at end of period	1,748	4,058	5,629	9,480	20,097	20,165	30,334	19,288	3,859

FTVIPT Franklin Small Cap Value Securities, Class 2 (1314)
Unit value at beginning of period	$9.39	$7.44	$5.85	$8.87	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.90	$9.39	$7.44	$5.85	$8.87
Units outstanding at end of period	7,692	8,283	8,016	7,499	6,178						4-30-07

FTVIPT Franklin Mutual Shares Securities, Class 2 (168)
Unit value at beginning of period	$14.62	$13.36	$10.76	$17.39	$17.07	$14.64	$13.45	$12.13	$10.00	—	$10.00
Unit value at end of period	$14.25	$14.62	$13.36	$10.76	$17.39	$17.07	$14.64	$13.45	$12.13
Units outstanding at end of period	70,959	82,985	91,029	112,629	123,416	85,565	64,568	32,381	7,375

FTVIPT Templeton Foreign Securities, Class 2 (167)
Unit value at beginning of period	$18.40	$17.24	$12.78	$21.77	$19.16	$16.02	$14.77	$12.66	$10.00	—	$10.00
Unit value at end of period	$16.19	$18.40	$17.24	$12.78	$21.77	$19.16	$16.02	$14.77	$12.66
Units outstanding at end of period	16,631	19,320	23,574	30,396	34,409	27,412	38,669	12,282	2,624

FTVIPT Templeton Growth Securities, Class 2 (169)
Unit value at beginning of period	$14.32	$13.54	$10.49	$18.48	$18.34	$15.29	$14.27	$12.49	$10.00	—	$10.00
Unit value at end of period	$13.11	$14.32	$13.54	$10.49	$18.48	$18.34	$15.29	$14.27	$12.49
Units outstanding at end of period	47,473	57,586	66,421	76,568	84,406	57,134	43,185	20,192	0

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Invesco Van Kampen V.I. American Franchise, Series II (161)
Unit value at beginning of period	$14.86	$12.62	$7.74	$15.45	$13.45	$13.31	$12.56	$11.95	$10.00	—	$10.00
Unit value at end of period	$13.69	$14.86	$12.62	$7.74	$15.45	$13.45	$13.31	$12.56	$11.95
Units outstanding at end of period	0	329	329	730	731	1,743	1,045	1,416	109

Invesco Van Kampen V.I. Comstock, Series II (160)
Unit value at beginning of period	$14.61	$12.83	$10.15	$16.06	$16.70	$14.62	$14.26	$12.33	$10.00	—	$10.00
Unit value at end of period	$14.08	$14.61	$12.83	$10.15	$16.06	$16.70	$14.62	14.26	$12.33
Units outstanding at end of period	5,712	7,767	11,036	17,291	17,194	19,120	19,744	9,664	716

Invesco Van Kampen V.I. Mid Cap Value, Series II (1383) (To be renamed Invesco Van Kampen V.I. American Value effective 7/15/2012)
Unit value at beginning of period	$10.04	$8.35	$6.09	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.96	$10.04	$8.35	$6.09
Units outstanding at end of period	0	0	0	1,660							5-1-08

Invesco V.I. International Growth, Series II (1394)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.41
Units outstanding at end of period	0										4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (1315)
Unit value at beginning of period	$11.77	$10.89	$8.50	$10.16	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$12.39	$11.77	$10.89	$8.50	$10.16
Units outstanding at end of period	9,439	9,511	9,127	11,222	19,610						4-28-07

Morgan Stanley UIF Emerging Markets Equity, Class II (162)
Unit value at beginning of period	$35.72	$30.50	$18.21	$42.76	$30.93	$22.90	$17.39	$14.36	$10.00	—	$10.00
Unit value at end of period	$28.75	$35.72	$30.50	$18.21	$42.76	$30.93	$22.90	$17.39	$14.36
Units outstanding at end of period	11,075	15,983	25,634	27,578	33,504	16,392	13,989	2,754	0

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Morgan Stanley UIF U.S. Real Estate, Class II (1316)
Unit value at beginning of period	$7.57	$5.93	$4.69	$7.69	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.87	$7.57	$5.93	$4.69	$7.69
Units outstanding at end of period	10,243	10,983	12,220	12,663	12,110						4-28-07

PIMCO VIT All Asset, Advisor Class (1317)
Unit value at beginning of period	$10.93	$9.83	$8.22	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.97	$10.93	$9.83	$8.22
Units outstanding at end of period	20,647	14,297	497	0							5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1318)
Unit value at beginning of period	$8.11	$6.63	$4.76	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.38	$8.11	$6.63	$4.76
Units outstanding at end of period	9,587	9,981	7,890	2,105							5-1-08

PIMCO VIT Low Duration, Advisor Class (1319)
Unit value at beginning of period	$11.18	$10.80	$9.69	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.12	$11.18	$10.80	$9.69
Units outstanding at end of period	14,211	16,193	9,364	0							5-1-08

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (1377)
Unit value at beginning of period	$11.03	$10.37	$8.91	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.11	$11.03	$10.37	$8.91
Units outstanding at end of period	5,457	8,160	7,877	0							5-1-08

PIMCO VIT Total Return, Advisor Class (1378)
Unit value at beginning of period	$11.92	$11.21	$10.00	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.15	$11.92	$11.21	$10.00
Units outstanding at end of period	49,600	52,797	24,796	2,764							5-1-08

Guggenheim VT Alternative Strategies Allocation (1384)
Unit value at beginning of period	$9.62	$9.83	$9.90	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.18	$9.62	$9.83	$9.90
Units outstanding at end of period	2,926	2,926	0	0							11-24-08

Guggenheim VT Managed Futures Strategy (1385)
Unit value at beginning of period	$8.53	$8.98	$9.51	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.68	$8.53	$8.98	$9.51
Units outstanding at end of period	23	651	1,104	0							11-24-08

Guggenheim VT Multi-Hedge Strategies (1379)
Unit value at beginning of period	$8.24	$7.88	$8.28	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.39	$8.24	$7.88	$8.28
Units outstanding at end of period	1,977	2,547	2,550	517							5-1-08

Guggenheim VT U.S. Long Short Momentum (1381)
Unit value at beginning of period	$8.86	$8.09	$6.46	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.15	$8.86	$8.09	$6.46
Units outstanding at end of period	0	0	0	0							5-1-08

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Touchstone VST Baron Small Cap Growth (110)
Unit value at beginning of period	$17.95	$14.59	$11.15	$17.07	$16.87	$14.49	$13.67	$10.86	$8.27	$10.00	$10.00
Unit value at end of period	$18.53	$17.95	$14.59	$11.15	$17.07	$16.87	$14.49	$13.67	$10.86	$8.27
Units outstanding at end of period	30,472	34,249	36,214	48,031	44,595	43,940	38,012	21,787	8,723	236

Touchstone VST Core Bond (141)
Unit value at beginning of period	$13.11	$12.38	$10.95	$11.50	$11.07	$10.81	$10.80	$10.62	$10.42	$10.00	$10.00
Unit value at end of period	$14.00	$13.11	$12.38	$10.95	$11.50	$11.07	$10.81	$10.80	$10.62	$10.42
Units outstanding at end of period	21,733	12,766	20,595	42,307	48,701	51,887	49,865	47,163	32,510	2,169

Touchstone VST High Yield (147)
Unit value at beginning of period	$16.86	$15.20	$10.53	$14.11	$14.08	$13.25	$13.04	$12.09	$9.90	$10.00	$10.00
Unit value at end of period	$17.61	$16.86	$15.20	$10.53	$14.11	$14.08	$13.25	$13.04	$12.09	$9.90
Units outstanding at end of period	11,299	20,835	29,877	37,231	28,814	31,902	35,181	37,453	28,727	9,106

Touchstone VST Large Cap Core Equity (143)
Unit value at beginning of period	$11.84	$10.72	$8.78	$13.76	$13.27	$10.65	$11.16	$10.77	$8.30	$10.00	$10.00
Unit value at end of period	$12.01	$11.84	$10.72	$8.78	$13.76	$13.27	$10.65	$11.16	$10.77	$8.30
Units outstanding at end of period	5,320	12,836	18,868	21,087	3,173	4,556	5,226	4,625	817	0

Touchstone VST Mid Cap Growth (142)
Unit value at beginning of period	$18.50	$15.45	$11.29	$19.02	$16.89	$14.76	$13.01	$11.79	$8.13	$10.00	$10.00
Unit value at end of period	$16.15	$18.50	$15.45	$11.29	$19.02	$16.89	$14.76	$13.01	$11.79	$8.13
Units outstanding at end of period	15,830	16,689	17,949	19,008	28,206	15,821	9,402	7,738	1,126	0

Touchstone VST Money Market (149)
Unit value at beginning of period	$10.70	$10.84	$10.92	$10.77	$10.40	$10.07	$9.91	$9.93	$9.99	$10.00
Unit value at end of period	$10.53	$10.70	$10.84	$10.92	$10.77	$10.40	$10.07	$9.91	$9.93	$9.99	$10.00
Units outstanding at end of period	55,944	84,098	171,487	0	0	0	0	4,929	6,508	3,994

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Touchstone VST Third Avenue Value (113)
Unit value at beginning of period	$16.55	$13.99	$10.81	$17.86	$18.47	$16.19	$14.01	$11.30	$8.19	$10.00	$10.00
Unit value at end of period	$13.80	$16.55	$13.99	$10.81	$17.86	18.47	$16.19	$14.01	$11.30	$8.19
Units outstanding at end of period	58,640	69,735	90,169	117,629	154,618	144,364	120,755	52,295	15,384	2,141

Touchstone VST Aggressive ETF (1198)
Unit value at beginning of period	$11.40	$10.23	$8.54	$12.23	$11.82	$10.58	$10.27	$10.00	—	—	$10.00
Unit value at end of period	$11.22	$11.40	$10.23	$8.54	$12.23	$11.82	$10.58	$10.27
Units outstanding at end of period	41,504	43,790	46,885	50,633	54,924	57,373	46,648	14,392			11-22-04

Touchstone VST Conservative ETF (1196)
Unit value at beginning of period	$12.03	$11.23	$10.21	$11.45	$11.00	$10.33	$10.16	$10.00	—	—	$10.00
Unit value at end of period	$12.25	$12.03	$11.23	$10.21	$11.45	$11.00	$10.33	$10.16
Units outstanding at end of period	65,970	139,809	156,624	90,944	104,820	131,720	108,170	0			11-22-04

Touchstone VST Enhanced ETF (1199)
Unit value at beginning of period	$11.37	$10.35	$8.61	$12.75	$12.45	$10.96	$10.50	$10.00	—	—	$10.00
Unit value at end of period	$10.74	$11.37	$10.35	$8.61	$12.75	$12.45	$10.96	$10.50
Units outstanding at end of period	80,423	82,197	110,072	138,616	156,332	157,658	111,026	291			11-22-04

Touchstone VST Moderate ETF (1197)
Unit value at beginning of period	$11.79	$10.76	$9.31	$11.87	$11.46	$10.49	$10.25	$10.00	—	—	$10.00
Unit value at end of period	$11.82	$11.79	$10.76	$9.31	$11.87	$11.46	$10.49	$10.25
Units outstanding at end of period	106,073	100,262	170,297	159,043	164,978	186,747	152,517	29,562			11-22-04

Financial Information for Separate Account I of National Integrity (Grand Master I, II & III)

For the Variable Account Options we currently offer, the table below shows the following data for Grand Master contracts with a mortality and expense risk charge of 1.35% issued before approximately May 1, 2002: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

BlackRock Capital Appreciation V.I. Fund. Class III (197)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.44
Units outstanding at end of period	0										4-29-11

BlackRock Global Allocation V.I. Fund, Class III (196)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.94
Units outstanding at end of period	995										4-29-11

Columbia Variable Portfolio — Mid Cap Value Opportunity, Class 1 (198)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.30
Units outstanding at end of period	5,279										4-28-11

Columbia Variable Portfolio — Small Cap Value, Class B (179)
Unit value at beginning of period	$15.62	$12.52	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$14.46	$15.62	$12.52
Units outstanding at end of period	4,972	3,264	2,265								5-2-09

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

DWS Small Cap Index VIP, Class I B (314)*
Unit value at beginning of period	$13.30	$10.69	$8.58	$13.25	$13.73	$11.87	$11.57	$10.00	—	—	$10.00
Unit value at end of period	$12.52	$13.30	$10.69	$8.58	$13.25	$13.73	$11.87	$11.57
Units outstanding at end of period	1,457	1,372	1,644	1,902	1,285	1,795	32,560	19,967

Fidelity VIP Asset Manager, Initial Class (304)*
Unit value at beginning of period	$38.76	$34.39	$27.00	$38.40	$33.70	$31.83	$31.01	$29.80	$25.61	$28.44	$10.00
Unit value at end of period	$37.26	$38.76	$34.39	$27.00	$38.40	$33.70	$31.83	$31.01	$29.80	$25.61
Units outstanding at end of period	111,012	125,366	144,735	158,604	189,385	238,299	301,745	415,135	380,657	438,163

Fidelity VIP Balanced, Service Class 2 (347)*
Unit value at beginning of period	$13.28	$11.43	$8.38	$12.90	$12.02	$10.93	$10.50	$10.00	—	—	$10.00
Unit value at end of period	$12.60	$13.28	$11.43	$8.38	$12.90	$12.02	$10.93	$10.50
Units outstanding at end of period	39,139	39,090	21,090	19,973	41,613	0	0	0			5-1-04

Fidelity VIP Contrafund, Initial Class (330)*
Unit value at beginning of period	$40.85	$35.33	$26.39	$46.54	$40.12	$36.40	$31.55	$27.20	$21.86	$24.44	$10.00
Unit value at end of period	$39.29	$40.85	$35.33	$26.39	$46.54	$40.12	$36.40	$31.55	$27.70	$21.86
Units outstanding at end of period	293,842	336,561	362,925	423,793	521,093	608,085	695,513	819,427	966,395	1,337,292

Fidelity VIP Disciplined Small Cap, Service Class 2 (601)*
Unit value at beginning of period	$8.71	$7.06	$5.87	$9.01	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.46	$8.71	$7.06	$5.87	$9.01
Units outstanding at end of period	1,884	2,046	2,119	2,450	2,491						4-27-07

Fidelity VIP Equity Income, Initial Class (302)*
Unit value at beginning of period	$50.54	$44.49	$34.64	$61.23	$61.13	$51.56	$49.36	$44.87	$34.90	$42.59	$10.00
Unit value at end of period	$50.34	$50.54	$44.49	$34.64	$61.23	$61.13	$51.56	$49.36	$44.87	$34.90
Units outstanding at end of period	156,683	188,188	221,359	267,149	353,980	431,962	507,083	599,458	683,179	792,301

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Fidelity VIP Freedom 2010, Service Class 2 (354)*
Unit value at beginning of period	$10.26	$9.24	$7.55	$10.23	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.08	$10.26	$9.24	$7.55	$10.23
Units outstanding at end of period	2,748	3,553	6,470	9,968	8,536						4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (355)*
Unit value at beginning of period	$10.08	$9.06	$7.35	$10.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.90	$10.08	$9.06	$7.35	$10.25
Units outstanding at end of period	0	0	0	0	0						4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (356)*
Unit value at beginning of period	$9.73	$8.62	$6.80	$10.26	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.48	$9.73	$8.62	$6.80	$10.26
Units outstanding at end of period	0	0	0	0	0						4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (357)*
Unit value at beginning of period	$9.69	$8.51	$6.64	$10.26	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.33	$9.69	$8.51	$6.64	$10.26
Units outstanding at end of period	0	0	0	0	0						4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (358)*
Unit value at beginning of period	$9.27	$8.11	$6.26	$10.27	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.88	$9.27	$8.11	$6.26	$10.27
Units outstanding at end of period	0	0	0	0	0						4-30-07

Fidelity VIP Growth Fund, Service Class 2 (033)*
Unit value at beginning of period	$9.39	$7.68	$6.09	$11.71	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.26	$9.39	$7.68	$6.09	$11.71
Units outstanding at end of period	34,661	40,450	39,727	46,543	62,943

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Fidelity VIP High Income, Initial Class (360)*
Unit value at beginning of period	$20.92	$18.63	$13.12	$17.73	$17.48	$15.93	$15.72	$14.54	$11.58	$11.35	$10.00
Unit value at end of period	$21.47	$20.92	$18.63	$13.12	$17.73	$17.48	$15.93	$15.72	$14.54	$11.58	(2)
Units outstanding at end of period	164,042	169,732	204,661	197,598	245,508	340,587	407,644	553,586	767,496	906,875

Fidelity VIP High Income, Service Class 2 (327)
Unit value at beginning of period	$14.09	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75	$10.00	—	—	$10.00
Unit value at end of period	$14.42	$14.09	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75			(3)
Units outstanding at end of period	0	0	0	0	0	0	0	0

Fidelity VIP Index 500, Service Class 2 (031)*
Unit value at beginning of period	$8.61	$7.61	$6.10	$9.85	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.64	$8.61	$7.61	$6.10	$9.85
Units outstanding at end of period	146,590	165,877	181,350	233,152	283,160						4-30-07

Fidelity VIP Investment Grade Bond, Service Class 2 (348)*
Unit value at beginning of period	$11.67	$11.00	$9.66	$10.14	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$12.33	$11.67	$11.00	$9.66	$10.14
Units outstanding at end of period	29,008	50,139	53,100	31,093	34,301						4-30-07

Fidelity VIP Mid Cap, Service Class 2 (326)*
Unit value at beginning of period	$18.74	$14.77	$10.72	$17.99	$15.81	$14.26	$12.25	$10.00	—	—	$10.00
Unit value at end of period	$16.48	$18.74	$14.77	$10.72	$17.99	$15.81	$14.26	$12.25			(3)
Units outstanding at end of period	17,603	38,824	47,607	64,607	71,275	822	0	0

Fidelity VIP Overseas, Service Class 2 (618)*
Unit value at beginning of period	$8.10	$7.28	$5.84	$10.57	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.61	$8.10	$7.28	$5.84	$10.57
Units outstanding at end of period	28,047	29,023	26,263	87,673	246,606						4-30-07

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

FTVIPT Franklin Growth & Income Securities, Class 2 (333)*
Unit value at beginning of period	$13.31	$11.57	$9.26	$14.48	$15.24	$13.24	$12.96	$11.88	$10.00	—	$10.00
Unit value at end of period	$13.45	$13.31	$11.57	$9.26	$14.48	$15.24	$13.24	$12.96	$11.88
Units outstanding at end of period	63,340	71,991	60,993	80,904	113,576	25,424	31,808	26,850	36,793

FTVIPT Franklin Income Securities, Class 2 (332)*
Unit value at beginning of period	$17.50	$15.75	$11.77	$16.96	$16.57	$14.21	$14.17	$12.62	$10.00	—	$10.00
Unit value at end of period	$17.68	$17.50	$15.75	$11.77	$16.96	$16.57	$14.21	$14.17	$12.62
Units outstanding at end of period	72,609	85,506	110,727	162,825	203,691	162,850	97,919	77,370	83,241

FTVIPT Franklin Large Cap Growth Securities, Class 2 (334)*
Unit value at beginning of period	$13.25	$12.03	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96	$10.00	—	$10.00
Unit value at end of period	$12.87	$13.25	$12.03	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96
Units outstanding at end of period	2,973	4,767	4,890	5,500	19,025	10,999	11,673	15,581	5,961

FTVIPT Franklin Small Cap Value Securities, Class 2 (359)*
Unit value at beginning of period	$9.46	$7.48	$5.87	$8.88	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.98	$9.46	$7.48	$5.87	$8.88
Units outstanding at end of period	99,709	126,907	117,975	127,350	0						4-30-07

FTVIPT Mutual Shares Securities, Class 2 (336)*
Unit value at beginning of period	$14.86	$13.55	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16	$10.00	—	$10.00
Unit value at end of period	$14.51	$14.86	$13.55	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16
Units outstanding at end of period	77,376	80,934	117,950	151,296	180,262	75,891	72,768	64,279	56,823

FTVIPT Templeton Foreign Securities, Class 2 (335)*
Unit value at beginning of period	$18.70	$17.49	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68	$10.00	—	$10.00
Unit value at end of period	$16.49	$18.70	$17.49	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68
Units outstanding at end of period	15,728	17,523	24,560	12,796	13,285	12,799	20,044	9,934	4,342

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

FTVIPT Templeton Growth Securities, Class 2 (337)*
Unit value at beginning of period	$14.55	$13.73	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51	$10.00	—	$10.00
Unit value at end of period	$13.35	$14.55	$13.73	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51
Units outstanding at end of period	18,395	21,856	23,447	23,182	22,239	63,037	23,647	22,823	15,778

Invesco Van Kampen V.I. American Franchise, Series II (339)*
Unit value at beginning of period	$15.10	$12.80	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98	$10.00	—	$10.00
Unit value at end of period	$13.94	$15.10	$12.80	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98
Units outstanding at end of period	5,559	5,015	13,202	27	27	477	425	786	366

Invesco Van Kampen V.I. Comstock Series II (338)*
Unit value at beginning of period	$14.85	$13.01	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36	$10.00	—	$10.00
Unit value at end of period	$14.34	$14.85	$13.01	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36
Units outstanding at end of period	4,685	5,544	5,532	6,283	6,923	10,954	24,557	157,078	7,484

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Invesco Van Kampen V. I. Mid Cap Value, Series II (369)* (To be renamed Invesco Van Kampen V.I. American Value effective 7/15/2012)
Unit value at beginning of period	$10.09	$8.37	$6.10	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.04	$10.09	$8.37	$6.10
Units outstanding at end of period	3,372	11,542	8,833	853							5-1-08

Invesco V.I. International Growth, Series II (190)
Unit value at beginning of period	$10.00	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.42
Units outstanding at end of period	0										4-29-11

Morgan Stanley UIF Emerging Markets Debt, Class II (341)*
Unit value at beginning of period	$19.97	$18.44	$14.37	$17.13	$16.32	$14.93	$13.50	$12.43	$10.00	—	$10.00
Unit value at end of period	$21.06	$19.97	$18.44	$14.37	$17.13	$16.32	$14.93	$13.50	$12.43
Units outstanding at end of period	1,204	1,170	1,395	1,247	1,360	4,693	6,492	3,928	7,625

Morgan Stanley UIF Emerging Markets Equity, Class II (340)*
Unit value at beginning of period	$36.30	$30.93	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39	$10.00	—	$10.00
Unit value at end of period	$29.28	$36.30	$30.93	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39
Units outstanding at end of period	22,303	29,469	38,007	30,934	17,604	14,914	14,408	14,705	3,626

Morgan Stanley UIF U.S. Real Estate, Class II (342)*
Unit value at beginning of period	$22.71	$17.78	$14.02	$22.95	$28.12	$20.71	$17.98	$13.39	$10.00	—	$10.00
Unit value at end of period	$23.68	$22.71	$17.78	$14.02	$22.95	$28.12	$20.71	$17.98	$13.39
Units outstanding at end of period	3,964	16,183	13,316	24,526	14,769	23,507	25,784	29,674	23,701

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

PIMCO VIT All Asset, Advisor Class (039)*
Unit value at beginning of period	$10.99	$9.86	$8.23	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.05	$10.99	$9.86	$8.23
Units outstanding at end of period	102,602	105,589	262	0							5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (060)*
Unit value at beginning of period	$8.16	$6.65	$4.76	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.44	$8.16	$6.65	$4.76
Units outstanding at end of period	60,731	65,472	49,057	8,860							5-1-08

PIMCO VIT Low Duration, Advisor Class (061)*
Unit value at beginning of period	$11.24	$10.83	$9.70	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.20	$11.24	$10.83	$9.70
Units outstanding at end of period	5,865	7,446	771	0							5-1-08

PIMCO VIT Real Return, Advisor Class (300)*
Unit value at beginning of period	$11.09	$10.41	$8.92	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.20	$11.09	$10.41	$8.92
Units outstanding at end of period	11,145	9,831	6,385	1,757							5-1-08

PIMCO VIT Total Return, Advisor Class (349)*
Unit value at beginning of period	$11.99	$11.25	$10.01	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.24	$11.99	$11.25	$10.01
Units outstanding at end of period	73,551	83,476	70,390	5,825							5-1-08

Guggenheim VT Alternative Strategies Allocation (176)*
Unit value at beginning of period	$9.66	$9.85	$9.90	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.23	$9.66	$9.85	$9.90
Units outstanding at end of period	5,892	3,512	0	0							11-24-08

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Guggenheim VT Managed Futures Strategy (177)*
Unit value at beginning of period	$8.57	$9.00	$9.51	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.72	$8.57	$9.00	$9.51
Units outstanding at end of period	723	457	45,185	0							11-24-08

Guggenheim VT Multi-Hedge Strategies (351)*
Unit value at beginning of period	$8.29	$7.91	$8.29	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.45	$8.29	$7.91	$8.29
Units outstanding at end of period	18,076	6,345	6,554	881							5-1-08

Guggenheim VT U.S. Long Short Momentum (353)*
Unit value at beginning of period	$8.91	$8.12	$6.47	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.21	$8.91	$8.12	$6.47
Units outstanding at end of period	125	175	224	316							5-1-08

Touchstone VST Aggressive ETF (367)
Unit value at beginning of period	$11.54	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27	$10.00	—	—	$10.00
Unit value at end of period	$11.38	$11.54	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27			(3)
Units outstanding at end of period	30,060	1,007	1,010	2,553	2,924	185,423	186,491	177,793

Touchstone VST Baron Small Cap Growth (318)*
Unit value at beginning of period	$15.67	$12.71	$9.69	$14.81	$14.61	$12.52	$11.79	$10.00	—	—	$10.00
Unit value at end of period	$16.20	$15.67	$12.71	$9.69	$14.81	$14.61	$12.52	$11.79
Units outstanding at end of period	13,389	23,364	25,086	13,029	22,798	28,078	22,706	13,546

Touchstone VST Conservative ETF (365)*
Unit value at beginning of period	$12.18	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16	$10.00	—	—	$10.00
Unit value at end of period	$12.43	$12.18	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16
Units outstanding at end of period	16,862	18,142	20,425	61,128	14,371	13,801	12,331	139

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Touchstone VST Core Bond (324)*
Unit value at beginning of period	$12.64	$11.91	$10.51	$11.01	$10.58	$10.31	$10.28	$10.00	—	—	$10.00
Unit value at end of period	$13.52	$12.64	$11.91	$10.51	$11.01	$10.58	$10.31	$10.28
Units outstanding at end of period	60,301	45,282	48,112	2,172	4,744	1,515	1,191	3,919

Touchstone VST Enhanced ETF (368)
Unit value at beginning of period	$11.51	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50	$10.00	—	—	$10.00
Unit value at end of period	$10.90	$11.51	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50			(3)
Units outstanding at end of period	17,585	18,473	66,317	104,882	180,031	275,208	255,770	26,126

Touchstone VST High Yield (321)*
Unit value at beginning of period	$13.97	$12.57	$8.69	$11.62	$11.57	$10.87	$10.67	$10.00	—	—	$10.00
Unit value at end of period	$14.62	$13.97	$12.57	$8.69	$11.62	$11.57	$10.87	$10.67
Units outstanding at end of period	9,824	9,118	6,707	20,896	11,964	22,824	34,108	32,053

Touchstone VST Large Cap Core Equity (323)*
Unit value at beginning of period	$11.38	$10.28	$8.40	$13.14	$12.65	$10.13	$10.59	$10.00	—	—	$10.00
Unit value at end of period	$11.56	$11.38	$10.28	$8.40	$13.14	$12.65	$10.13	$10.59
Units outstanding at end of period	45,322	70,066	71,712	3,867	540	766	832	2,356

Touchstone VST Mid Cap Growth (319)*
Unit value at beginning of period	$15.47	$12.89	$9.40	$15.81	$14.01	$12.22	$10.74	$10.00	—	—	$10.00
Unit value at end of period	$13.53	$15.47	$12.89	$9.40	$15.81	$14.01	$12.22	$10.74
Units outstanding at end of period	16,048	15,420	14,831	15,499	15,164	11,324	10,027	11,591

Touchstone VST Moderate ETF (366)
Unit value at beginning of period	$11.94	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25	$10.00	—	—	$10.00
Unit value at end of period	$11.99	$11.94	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25			(3)
Units outstanding at end of period	11,071	12,242	15,479	17,076	28,655	32,814	37,725	12,311

	2011	2010	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Touchstone VST Money Market (331)*
Unit value at beginning of period	$10.89	$11.02	$11.07	$10.90	$10.50	$10.14	$9.97	$9.97	$10.00	—	$10.00
Unit value at end of period	$10.74	$10.89	$11.02	$11.07	$10.90	$10.50	$10.14	$9.97	$9.97
Units outstanding at end of period	311,666	288,111	475,933	701,185	533,926	443,038	532,179	557,403	1,391,648

Touchstone VST Third Avenue Value (317)*
Unit value at beginning of period	$14.54	$12.27	$9.46	$15.60	$16.10	$14.09	$12.16	$10.00	—	—	$10.00
Unit value at end of period	$12.15	$14.54	$12.27	$9.46	$15.60	$16.10	$14.09	$12.16
Units outstanding at end of period	80,161	151,567	186,306	243,475	259,418	181,950	149,728	25,169

* Also contains assets belonging to owners of National Integrity IQ Variable Annuities sold prior to May 1, 1999.

Appendix B — Withdrawal Charge Examples

We allow two ways for you to request withdrawals.  In the first method, you receive the amount requested, and any withdrawal charge is taken from the Account Value.  This reduces your Account Value by the amount of the withdrawal charge in addition to the amount you requested.  This is the method used unless you request otherwise or unless you have elected one of the GLIA Riders.  In the second method, you receive less than you requested if a withdrawal charge applies because the Account Value is reduced by the amount of the requested withdrawal and any withdrawal charge is taken from that amount.

For both methods, withdrawals are attributed to amounts in the following order:

1.               any Free Withdrawal Amount (except in the case of a surrender);

2.               contributions that are no longer subject to a withdrawal charge and have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

3.               contributions subject to a withdrawal charge that have not yet been withdrawn (contributions are withdrawn from oldest to youngest);

4.               any gain, interest or other amount that is not considered a contribution

Example

Assume one contribution is made, no previous withdrawals have been taken, no MVA applies to the withdrawal and the Account Value at the time of the withdrawal is higher than the Account Value on the most recent Contract Anniversary:

Contribution:	$50,000
Account Value before withdrawal:	$60,000
Requested withdrawal:	$16,000
Withdrawal Charge percentage applicable to the contribution:	6%

Using the First Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be applied is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$638.30 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage) divided by (1 — 6%) (one minus the withdrawal charge percentage).

Using this method, you will receive $16,000; however, the total Account Value withdrawn is:

$16,638.30 = $16,000 (requested withdrawal) + $638.30 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$39,361.70 = $50,000 (contribution) - $10,638.30 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note, the withdrawal charge does not just apply to the contribution withdrawn ($10,000 x 6%).  It also applies to the withdrawal charge itself indicated by the (1- 6%) factor in the withdrawal charge formula.

Using the Second Method

The Free Withdrawal Amount is calculated as:

$6,000 = $60,000 (Account Value on the date of the withdrawal) x 10% (free withdrawal percentage) - $0 (previous partial withdrawals during the current Contract Year).

After first applying the withdrawal to the Free Withdrawal Amount, the amount of the withdrawal still to be attributed is:

$10,000 = $16,000 (requested withdrawal) - $6,000 (Free Withdrawal Amount).

There are no contributions that are no longer subject to a withdrawal charge, so the withdrawal is next applied to the contribution subject to a withdrawal charge.  The withdrawal charge for this method is calculated as:

$600 = $10,000 (portion of the withdrawal still to be attributed) x 6% (withdrawal charge percentage).

Using this method, the total Account Value withdrawn is $16,000; however, you will receive:

$15,400 = $16,000 (requested withdrawal) - $600 (withdrawal charge).

The amount of contribution still subject to a withdrawal charge is:

$40,000 = $50,000 (contribution) - $10,000 (portion of withdrawal attributed to contribution including the withdrawal charge).

Note the second method will produce the same withdrawal charge as the first method if the requested withdrawal under the second method is the same as the total Account Value withdrawn in the first method.  For example, a requested withdrawal of $16,638.30 using the second method produces the same $638.30 withdrawal charge as shown in the first method above.

This example is for illustrative purposes only and does not predict results.

Appendix C

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we will use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased three years after the initial contribution and that at that time, we are crediting 6.25% for the four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the value of the GRO:  -$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:  $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be:  $14,211.87 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

($783.91)  =  - 0.0551589 X $14,211.87

The withdrawal charge would be:  $789.25 = [($14,211.87 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.87 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:  $36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased.  Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the MVA would be:  0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the GRO Value:  $1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be:  $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:  $2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount  =  $5,788.13                            Non-Free Amount  =  $14,211.87

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.87

The withdrawal charge would be:  $726.23 = [($14,211.87 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.87 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,312.82 = $20,000.00 - $413.41 + $726.23

The ending Account Value would be:       $37,568.43 = $57,881.25 - $20,312.82

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges do not apply to transfers.

Appendix D

Parties to the Contract

Owner

•      Chooses parties to the contract.

•      Can change beneficiaries any time before death of owner or annuitant.

•      Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•      Responsible for any tax penalties for withdrawals taken before age 59½.

•      Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•      Must be a natural person.

•      The measuring life for the Annuity Benefit.

•      The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant,

•      Has no rights under the contract.

Joint Owner (Optional)

•      Shares in all ownership rights with owner.

•      Will be co-payee on all withdrawals and annuity payments with the owner.

•      Both joint owners must execute all choices and changes to the contract.

•      If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•      Must be designated by the owner as owner’s beneficiary.

•      Must receive a Distribution on Death of owner if the Annuitant is still alive.

•      Responsible for taxes on distribution.

•      If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•      Must be designated by the owner as the Annuitant’s beneficiary.

•      Is entitled to the Death Benefit under the contract when the Annuitant dies.

•      Is generally responsible for paying any taxes due on the Death Benefit paid.

•      If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

Appendix D — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?

Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.

Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.

Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).

Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.

Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).

Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary.

Appendix E

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 63; Spousal Annuitant’s age on date GLIA Rider is purchased = 60

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions		LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	63	60	$100,000		N/A		$0	$0	$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	64	61	$0		N/A		$0	$0	$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	65	62	$0		N/A		$0	$0	$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	66	63	$0		N/A		$0	$0	$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	67	64	$0		N/A		$0	$0	$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	68	65	$0		$5,400	(E)	$5,400	$0	$107,604	$0		$120,000		$115,310		$120,000
7	69	66	$0		$5,400		$5,400	$0	$97,900	$0		$120,000		$115,310		$120,000
8	70	67	$0		$5,400		$5,400	$0	$94,458	$0		$120,000		$115,310		$120,000
9	71	68	$0		$5,400		$5,400	$0	$89,058	$0		$120,000		$115,310		$120,000
10	72	69	$10,000	(F)	$5,850	(F)	$5,850	$0	$91,226	$0		$130,000	(F)	$125,310	(F)	$130,000
11	73	70	$0		$5,850		$5,850	$0	$86,289	$0		$130,000		$125,310		$130,000
12	74	71	$0		$5,850		$5,850	$0	$76,987	$0		$130,000		$125,310		$130,000
13	75	72	$0		$5,850		$5,850	$0	$72,677	$0		$130,000		$125,310		$130,000

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
14	76	73	$0	$5,850		$6,626	(G)	$1,493	(G)	$66,778	$0	$128,507	(G)	$123,817	(G)	$128,507
15	77	74	$0	$5,783	(G)	$5,783		$0		$61,663	$0	$128,507		$123,817		$128,507
16	78	75	$0	$5,783		$5,783		$0		$58,346	$0	$128,507		$123,817		$128,507
17	79	76	$0	$5,783		$5,783		$0		$53,147	$0	$128,507		$123,817		$128,507
18	80	77	$0	$5,783		$5,783		$0		$46,301	$0	$128,507		$123,817		$128,507
19	81	78	$0	$5,783		$5,783		$0		$38,203	$0	$128,507		$123,817		$128,507
20	82	79	$0	$5,783		$5,783		$0		$33,949	$0	$128,507		$123,817		$128,507
21	83	80	$0	$5,783		$5,783		$0		$27,826	$0	$128,507		$123,817		$128,507
22	84	81	$0	$5,783		$5,783		$0		$22,878	$0	$128,507		$123,817		$128,507
23	85	82	$0	$5,783		$5,783		$0		$17,782	$0	$128,507		$123,817		$128,507
24	86	83	$0	$5,783		$5,783		$0		$11,288	$0	$128,507		$123,817		$128,507
25	87	84	$0	$5,783		$5,783		$0		$4,941	$0	$128,507		$123,817		$128,507
26	88	85	$0	$5,783	(H)	$5,783		$0		$0	$0	$128,507		$123,817		$128,507
27	89	86	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
28	90	87	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
29	91	88	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
30	92	89	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
31+	93	90	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•     4.00% (Bonus Percentage) X $100,000 (total contributions) - 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the step-up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $120,000 (Payment Base) =$5,400 (LPA)

(F)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•                  $115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•       4.5% (Withdrawal Percentage) X $130,000 (Payment Base) =$5,850 (LPA)

(G)  In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x  1.9244 ($130,000 Payment Base divided by $67,554 Account Value [$66,778+ $776]) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•                  $125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H)  In Contract Year 26, the Account Value is reduced to zero, however, the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.  Rounding of amounts less than $1.00 is used in this example.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees and is after any applicable withdrawal.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•          4.00% (Bonus Percentage) X $100,000 (total contributions) - 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In each Contract Year, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•          4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•          $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•          $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•          $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

Appendix F

Total Annual Portfolio Operating Expense Table

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
BlackRock Capital Appreciation V.I., Class III (1), (2)	0.65%	0.25%	0.31%	N/A	1.21%
BlackRock Global Allocation V.I., Class III (1), (2)	0.64%	0.25%	0.26%	0.02%	1.17%
Columbia VP — Mid Cap Value Opportunity, Class 1 (3)	0.74%	0.00%	0.14%	0.00%	0.88%	N/A	0.88%
Columbia VP — Small Cap Value, Class 2 (4)	0.87%	0.25%	0.12%	0.02%	1.26%	0.21%	1.05%
DWS Small Cap Index VIP, Class B (5)	0.35%	0.25%	0.17%	0.05%	0.82%	0.02%	0.80%
Fidelity VIP Asset Manager, Service Class 2 (6)	0.51%	0.25%	0.15%	N/A	0.91%
Fidelity VIP Balanced, Service Class 2	0.41%	0.25%	0.13%	0.02%	0.81%
Fidelity VIP Contrafund, Service Class 2	0.56%	0.25%	0.09%	N/A	0.90%
Fidelity VIP Disciplined Small Cap, Service Class 2	0.71%	0.25%	0.30%	0.10%	1.36%
Fidelity VIP Equity-Income, Service Class 2	0.46%	0.25%	0.10%	N/A	0.81%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.56%	0.81%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.56%	0.81%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.60%	0.85%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.64%	0.89%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.65%	0.90%
Fidelity VIP Growth, Service Class 2	0.56%	0.25%	0.11%	N/A	0.92%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.12%	N/A	0.94%
Fidelity VIP Index 500, Service Class 2	0.045%	0.25%	0.055%	N/A	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.32%	0.25%	0.10%	N/A	0.67%
Fidelity VIP Mid Cap, Service Class 2	0.56%	0.25%	0.10%	N/A	0.91%
Fidelity VIP Overseas, Service Class 2	0.71%	0.25%	0.14%	N/A	1.10%
FTVIPT Franklin Growth and Income Securities, Class 2 (7)	0.53%	0.25%	0.06%	N/A	0.84%	N/A	0.84%
FTVIPT Franklin Income Securities, Class 2 (7)	0.45%	0.25%	0.02%	N/A	0.72%	N/A	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2 (7)	0.75%	0.25%	0.05%	N/A	1.05%	N/A	1.05%
FTVIPT Franklin Small Cap Value Securities, Class 2 (8)	0.50%	0.25%	0.16%	0.01%	0.92%	N/A	0.92%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.13%	N/A	0.98%	N/A	0.98%
FTVIPT Templeton Foreign Securities, Class 2 (8)	0.64%	0.25%	0.15%	0.01%	1.05%	N/A	1.05%
FTVIPT Templeton Growth Securities, Class 2 (7)	0.74%	0.25%	0.04%	N/A	1.03%	N/A	1.03%

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Expenses	Fee Waivers/ Reimbursements	Total Annual Expenses after Fee Waivers/ Reimbursements
Guggenheim VT Managed Futures Strategy (9)	1.01%	0.00%	1.25%	N/A	2.26%	0.11%	2.15%
Guggenheim VT U.S. Long Short Momentum	0.90%	0.00%	0.86%	N/A	1.76%	N/A	1.76%
Invesco Van Kampen V.I. American Franchise, Series II (10), (11)	0.67%	0.25%	0.28%	N/A	1.20%	0.05%	1.15%
Invesco Van Kampen V.I. Comstock, Series II (12)	0.56%	0.25%	0.24%	N/A	1.05%	0.08%	0.97%
Invesco Van Kampen V.I. Mid Cap Value, Series II (13)	0.72%	0.25%	0.25%	N/A	1.22%	N/A	1.22%
Invesco V.I. International Growth, Series II	0.71%	0.25%	0.32%	N/A	1.28%	N/A	1.28%
Morgan Stanley UIF Emerging Markets Debt, Class II (14)	0.75%	0.35%	0.30%	N/A	1.40%	0.30%	1.10%
Morgan Stanley UIF Emerging Markets Equity, Class II (14)	1.22%	0.35%	0.38%	N/A	1.95%	0.48%	1.47%
Morgan Stanley UIF U.S. Real Estate, Class II (14)	0.80%	0.35%	0.29%	N/A	1.44%	0.10%	1.34%
PIMCO VIT All Asset, Advisor Class (15), (16)	0.425%	0.25%	0.00%	0.74%	1.415%	0.07%	1.345%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (17), (18)	0.74%	0.25%	0.02%	0.14%	1.15%	0.14%	1.01%
PIMCO VIT Low Duration, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
PIMCO VIT Real Return, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
PIMCO VIT Total Return, Advisor Class	0.50%	0.25%	0.00%	N/A	0.75%	N/A	0.75%
Touchstone VST Baron Small Cap Growth (19)	1.05%	0.23%	0.35%	0.01%	1.64%	0.08%	1.56%
Touchstone VST Core Bond	0.55%	0.06%	0.32%	0.01%	0.94%	N/A	0.94%
Touchstone VST High Yield	0.50%	0.20%	0.35%	N/A	1.05%	N/A	1.05%
Touchstone VST Large Cap Core Equity (20)	0.65%	0.19%	0.29%	N/A	1.13%	0.13%	1.00%
Touchstone VST Mid Cap Growth (21)	0.75%	0.14%	0.36%	0.01%	1.26%	N/A	1.26%
Touchstone VST Money Market	0.18%	0.25%	0.28%	N/A	0.71%	N/A	0.71%
Touchstone VST Third Avenue Value (22)	0.80%	0.24%	0.28%	0.01%	1.33%	0.15%	1.18%
Touchstone VST Aggressive ETF (23)	0.40%	0.25%	0.39%	0.22%	1.26%	0.29%	0.97%
Touchstone VST Conservative ETF (23)	0.40%	0.25%	0.34%	0.21%	1.20%	0.24%	0.96%
Touchstone VST Enhanced ETF (23)	0.40%	0.25%	0.47%	0.23%	1.35%	0.37%	0.98%
Touchstone VST Moderate ETF (23)	0.40%	0.23%	0.28%	0.21%	1.12%	0.16%	0.96%

(1)          Net annual Portfolio expenses are 1.05% for BlackRock Capital Appreciation V.I. and 1.03% for BlackRock Global Allocation V.I. after voluntary fee waivers.

(2)          “Other Expenses” have been restated to reflect current fees.

(3)          Expense ratios have been adjusted to reflect current fees.

(4)          Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.  Other expenses have been restated to reflect contractual changes to the fees paid by the fund.  The advisor of the fund and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as any reorganization costs, transaction costs and certain other investment related expense, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until April 30, 2013, unless sooner terminated at the sole discretion of the fund’s board.  Under this agreement the fund’s net operating expense, subject to applicable exclusions will not exceed the annual rate of 1.03%.

(5)          Through April 30, 2012, the advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expense at a ratio no higher than 0.75%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds fees and expenses.  The agreement may only be terminated with the consent of the fund’s board.

(6)          The fund may invest in Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments.  The fund’s advisor has contractually agreed to waive the fund’s management fee in an amount equal to its proportionate share of the management fee paid to it by the subsidiary based on the fund’s proportionate ownership of the Central Fund.  This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as the advisor’s contract with the subsidiary is in place.  If the advisor’s contract with the subsidiary is terminated, the advisor, in its sole discretion, may discontinue the arrangement.  For the fund’s most recent fiscal year, the waiver rounded to less than 0.01%.

(7)          The fund administration fee is paid indirectly through the management fee.

(8)          The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (“Sweep Money Fund” shown above in the column “Acquired Funds Fees and Expenses”). This reduction will continue until at least April 30, 2013.

(9)          The advisor has contractually agreed to waive the management fee it receives from the fund in an amount equal to the management fee paid to the advisor by a specified subsidiary. This undertaking will continue in effect for so long as the fund invests in the specified subsidiary, and may be terminated only with the approval of the fund’s board.  In any event, this undertaking will continue through April 30, 2013.

(10)    “Total Annual Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Portfolio.

(11)    The advisor has contractually agreed, through at least June 30, 2014, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Expenses after Fee Waivers/Reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses, and expense that the fund has incurred but did not actually pay because of an expense offset arrangement) to 1.15%.  Unless the fund’s board and the advisor mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2014.

(12)    The advisor has contractually agreed, through at least April 30, 2013, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Expenses after Fee Waivers/Reimbursements (excluding interest, taxes, dividend expense on short sales, extraordinary or non-routine items, including litigation expenses, and expense that the fund has incurred but did not actually pay because of an expense offset arrangement) to 0.97%. Unless the fund’s board and the advisor mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013.

(13)    The Invesco Van Kampen V.I. Mid Cap Value fund will be renamed the Invesco Van Kampen V.I. American Value fund, effective July 15, 2012.

(14)    The Portfolio’s advisor has agreed to reduce its advisory fee and/or reimburse each Portfolio so that the total annual portfolio operating expenses, excluding certain investment related expenses (such as foreign country tax expense and interest expense on amounts borrowed)(but including any 12b-1 fee), will not exceed 1.35% for Emerging Markets Debt and U.S. Real Estate and 1.47% for Emerging Markets Equity.  The fee waivers and/or expense reimbursements are expected to continue for at least one year or until such time as the fund’s board acts to discontinue all or a portion of such waivers and/or reimbursements when it deems that action is appropriate.

(15)    Acquired fund fees and expenses include interest expense of 0.02%.  Interest expenses is based on the amount incurred during an underlying PIMCO fund’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated as an expense of the underlying PIMCO fund for accounting purposes and is not payable to the advisor. The amount of interest expense (if any) will vary based on the underlying fund’s use of such investments as an investment strategy.  The total annual Portfolio operating expenses excluding interest of the underlying PIMCO funds is 1.395% before the expense reimbursement and 1.325% after the expense reimbursement.

(16)    The Advisor has contractually agreed, through May 1, 2013, to reduce its advisory fee to the extent that the underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in underlying PIMCO funds.  The advisor may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  The fee reduction is implemented based on a calculation of underlying PIMCO fund expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of acquired fund fees and expenses listed in the table above.

(17)   “Other Expenses” reflect interest expense and are based on the amount incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchase agreements.  Interest expense is required to be treated as a Portfolio expense for accounting purposes and is not payable to the advisor.  The amount of interest expense (if any) will vary based on the fund’s use of such investments as an investment strategy.  The total annual Portfolio operating expenses excluding interest expense is 1.13% before the fee waiver and 0.99% after the fee waiver.

(18)    The fund’s advisor has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administration services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) to the advisor.  The Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  This waiver may not be terminated by the advisor and will remain in effect for as long as the advisor’s contract with the Subsidiary is in place.

(19)    The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain fund expenses in order to limit annual fund operating expenses to 1.55%, not including any acquired funds fees and expenses.  This expense limitation will remain in effect until at least April 29, 2013, but can be terminated by the fund’s board if it deems the termination to be beneficial to the shareholders.

(20)    The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain fund expenses in order to limit annual fund operating expenses to 1.00%, not including any acquired funds fees and expenses.  This expense limitation will remain in effect until at least April 29, 2013, but can be terminated by the fund’s board if it deems the termination to be beneficial to the shareholders.

(21)    “Management Fees” have been restated to reflect that the fund’s board approved a change in the fund’s advisory fee schedule effective March 1, 2011.  Under the previous fee schedule, the fund paid 0.80%.  Under the amended fee schedule, the fund pays a fee of 0.75% of the first $500 million of average net assets, 0.70% of the next $500 million of average net assets and 0.65% on assets over $1 billion.

(22)    The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain fund expenses in order to limit annual fund operating expenses to 1.17%, not including any acquired funds fees and expenses.  This expense limitation will remain in effect until at least April 29, 2013, but can be terminated by the fund’s board if it deems the termination to be beneficial to the shareholders.

(23)    The fund’s advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain fund expenses in order to limit annual fund operating expenses to 0.75%, not including any acquired funds fees and expenses.  This expense limitation will remain in effect until at least April 29, 2013, but can be terminated by the fund’s board if it deems the termination to be beneficial to the shareholders.

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To request a copy of the Statement of Additional Information for the National Integrity AdvantEdge (May 1, 2012) remove this page and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address

Phone:

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2012

AnnuiChoice® II (includes AnnuiChoice) and

AdvantEdge (includes GrandMaster and GrandMaster flex3)

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2012.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.  Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The

Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities from National Integrity for underwriting its variable annuities was $5,406,743 in 2011, $4,189,179 in 2010 and $3,799,552 in 2009.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we may pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. Qualifying requirements are higher in years following 2009 and producers not qualified by 2012 will not be eligible to participate. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and National Integrity during the last calendar year.

American Portfolios Financial Services, Inc.	LPL Financial Corporation
Cadaret, Grant & Co., Inc.	Securities America, Inc.
Fifth Third Securities, Inc.	Stifel, Nicolaus and Company, Incorporated
Hancock Investment Services, Inc.	SWS Financial Services, Inc.
Janney Montgomery Scott LLC	US Bancorp Investments

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

2

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect the standard death benefit and the deduction of all Contract expenses, including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider (GLIA) is not included.  If the cost of the GLIA Rider was included, the returns would be lower.

Non-standardized returns are calculated from the Fund Inception Date, which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance that predates the inclusion in the Contract is hypothetical and has been adjusted to include the standard death benefit and Contract expenses.  Two sets of non-standardized returns may be presented, each reflecting the deduction of portfolio level expenses, the annual mortality and expense risk charge and the annual administration charge.  One set also reflects the withdrawal charge.  The cost of the optional Guaranteed Lifetime Income Advantage Rider is not included.  If the cost of the GLIA Rider was included, the returns would be lower.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

3

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions by owners from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I of National Integrity Life Insurance Company as of December 31, 2011, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity Life Insurance Company as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011, included in this Statement of Additional Information have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included thereon.  These financial statements are included in this registration statement in reliance on the reports of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

You should distinguish the statutory-basis financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity statutory-basis financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the statutory-basis financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC statutory-basis financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of
National Integrity Life Insurance Company

Year Ended December 31, 2011

With Report of Independent Registered Public
Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

The Contract Holders of Separate Account I of National Integrity
Life Insurance Company and The Board of Directors of National
Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2011, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2011, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2011, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio
April 24, 2012

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$245,358	$—	$245,358	$9.73	25,214
Touchstone Aggressive ETF (AnnuiChoice™)	374,513	1	374,514	11.67	32,092
Touchstone Aggressive ETF (GrandMaster flex3™)	465,550	—	465,550	11.22	41,504
Touchstone Aggressive ETF (Grandmaster™)	342,081	—	342,081	11.38	30,060
Touchstone Aggressive ETF (IQ Annuity™)	463,294	1	463,295	11.30	41,007
Touchstone Aggressive ETF (Pinnacle Plus™)	145,989	(3)	145,986	11.12	13,128
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	661,596	—	661,596	13.98	47,336
Touchstone Baron Small Cap (Advantedge™)	507,985	—	507,985	11.59	43,824
Touchstone Baron Small Cap (AnnuiChoice II™)	1,413,376	—	1,413,376	12.65	111,696
Touchstone Baron Small Cap (AnnuiChoice™)	504,753	(2)	504,751	20.46	24,667
Touchstone Baron Small Cap (GrandMaster flex3™)	564,518	(1)	564,517	18.53	30,472
Touchstone Baron Small Cap (Grandmaster™)	216,942	1	216,943	16.20	13,389
Touchstone Baron Small Cap (IQ Annuity™)	1,137,385	(1)	1,137,384	19.10	59,559
Touchstone Baron Small Cap (Pinnacle Plus™)	635,044	(4)	635,040	18.64	34,063
Touchstone Conservative ETF (AnnuiChoice II™)	547,416	(1)	547,415	12.42	44,088
Touchstone Conservative ETF (Advantedge™)	90,772	—	90,772	10.92	8,312
Touchstone Conservative ETF (AnnuiChoice™)	26,563	—	26,563	12.75	2,084
Touchstone Conservative ETF (GrandMaster flex3™)	808,372	—	808,372	12.25	65,970
Touchstone Conservative ETF (Grandmaster™)	209,628	1	209,629	12.43	16,862
Touchstone Conservative ETF (IQ Annuity™)	1,902,387	(2)	1,902,385	12.34	154,137
Touchstone Conservative ETF (Pinnacle Plus™)	1,879,432	2	1,879,434	12.15	154,713
Touchstone Core Bond (Advantedge ™)	175,689	3	175,692	12.21	14,390
Touchstone Core Bond (AnnuiChoice II™)	120,144	—	120,144	13.11	9,165
Touchstone Core Bond (AnnuiChoice™)	582,665	—	582,665	15.25	38,217
Touchstone Core Bond (GrandMaster flex3™)	304,327	1	304,328	14.00	21,733
Touchstone Core Bond (Grandmaster™)	815,236	—	815,236	13.52	60,301
Touchstone Core Bond (IQ Annuity™)	151,933	—	151,933	14.54	10,452
Touchstone Core Bond (Pinnacle Plus™)	589,800	7	589,807	13.03	45,262
Touchstone Enhanced ETF (Advantedge™)	165,599	(1)	165,598	9.17	18,060
Touchstone Enhanced ETF (AnnuiChoice™)	415,605	1	415,606	11.18	37,187
Touchstone Enhanced ETF (GrandMaster flex3™)	863,891	—	863,891	10.74	80,423
Touchstone Enhanced ETF (Grandmaster™)	191,640	3	191,643	10.90	17,585
Touchstone Enhanced ETF (IQ Annuity™)	460,422	1	460,423	10.82	42,555
Touchstone Enhanced ETF (Pinnacle Plus™)	295,965	(5)	295,960	10.65	27,792
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	159,765	(1)	159,764	13.21	12,094
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	222,509	—	222,509	13.75	16,183
Touchstone High Yield (Advantedge ™)	28,865	(1)	28,864	12.79	2,256
Touchstone High Yield (AnnuiChoice II™)	8,138	—	8,138	13.37	609
Touchstone High Yield (AnnuiChoice™)	256,863	(3)	256,860	18.94	13,565
Touchstone High Yield (GrandMaster flex3™)	198,970	—	198,970	17.61	11,299
Touchstone High Yield (Grandmaster™)	143,638	(1)	143,637	14.62	9,824
Touchstone High Yield (IQ Annuity™)	279,785	1	279,786	18.46	15,159
Touchstone High Yield (Pinnacle Plus™)	431,707	(2)	431,705	15.23	28,350
Touchstone Large Cap Core Equity (Advantedge ™)	56,056	(1)	56,055	9.49	5,904
Touchstone Large Cap Core Equity (AnnuiChoice II™)	47,683	1	47,684	10.13	4,707
Touchstone Large Cap Core Equity (AnnuiChoice ™)	55,156	(2)	55,154	11.55	4,775
Touchstone Large Cap Core Equity (GrandMaster flex3™)	63,890	—	63,890	12.01	5,320
Touchstone Large Cap Core Equity (Grandmaster™)	524,110	2	524,112	11.56	45,322
Touchstone Large Cap Core Equity (IQ Annuity™)	358,162	(2)	358,160	11.40	31,407
Touchstone Large Cap Core Equity (Pinnacle Plus™)	321,796	(3)	321,793	12.30	26,172
Touchstone Mid Cap Growth (Advantedge ™)	7,702	(1)	7,701	9.18	839
Touchstone Mid Cap Growth (AnnuiChoice II™)	110,767	(2)	110,765	10.57	10,483
Touchstone Mid Cap Growth (AnnuiChoice™)	117,909	—	117,909	16.86	6,992
Touchstone Mid Cap Growth (GrandMaster flex3™)	255,719	(3)	255,716	16.15	15,830
Touchstone Mid Cap Growth (Grandmaster™)	217,180	(1)	217,179	13.53	16,048
Touchstone Mid Cap Growth (IQ Annuity™)	229,635	—	229,635	17.24	13,319
Touchstone Mid Cap Growth (Pinnacle Plus™)	655,675	2	655,677	15.69	41,779
Touchstone Moderate ETF (Advantedge™)	762,802	6	762,808	10.37	73,542
Touchstone Moderate ETF (AnnuiChoice™)	500,626	(1)	500,625	12.30	40,705
Touchstone Moderate ETF (GrandMaster flex3™)	1,253,928	2	1,253,930	11.82	106,073
Touchstone Moderate ETF (Grandmaster™)	132,778	—	132,778	11.99	11,071

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Moderate ETF (IQ Annuity™)	$1,592,081	$14	$1,592,095	$11.91	133,712
Touchstone Moderate ETF Fund (AnnuiChoice II™)	815,444	1	815,445	10.36	78,690
Touchstone Moderate ETF (Pinnacle Plus™)	1,967,327	(7)	1,967,320	11.72	167,870
Touchstone Money Market (IQ3™)	1,604,511	28	1,604,539	10.74	149,357
Touchstone Money Market (GrandMaster flex3™)	589,215	10	589,225	10.53	55,944
Touchstone Money Market (AnnuiChoice II™)	310,463	3	310,466	9.75	31,842
Touchstone Money Market (Advantedge™)	229,201	5	229,206	9.73	23,553
Touchstone Money Market (Pinnacle Plus™)	1,075,316	13	1,075,329	9.61	111,861
Touchstone Money Market (AnnuiChoice™)	961,526	12	961,538	11.21	85,804
Touchstone Money Market (Grandmaster™)	3,348,099	26	3,348,125	10.74	311,666
Touchstone Third Avenue Value (Advantedge™)	273,072	2	273,074	8.13	33,570
Touchstone Third Avenue Value (AnnuiChoice II™)	367,520	—	367,520	8.35	44,031
Touchstone Third Avenue Value (AnnuiChoice™)	517,992	1	517,993	14.34	36,114
Touchstone Third Avenue Value (GrandMaster flex3™)	809,267	(1)	809,266	13.80	58,640
Touchstone Third Avenue Value (Grandmaster™)	974,067	(4)	974,063	12.15	80,161
Touchstone Third Avenue Value (IQ Annuity™)	1,382,776	—	1,382,776	13.58	101,815
Touchstone Third Avenue Value (Pinnacle Plus™)	849,708	(4)	849,704	14.48	58,694
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	7,887,872	1	7,887,873	50.34	156,683
Fidelity VIP Growth (Grandmaster™)	4,637,488	(2)	4,637,486	59.52	77,919
Fidelity VIP High Income (Grandmaster™)	3,521,869	(3)	3,521,866	21.47	164,042
Fidelity VIP II Asset Manager (Grandmaster™)	4,136,653	2	4,136,655	37.26	111,012
Fidelity VIP II Contrafund (Grandmaster™)	11,543,934	4	11,543,938	39.29	293,842
Fidelity VIP II Index 500 (Grandmaster™)	3,457,873	2	3,457,875	30.72	112,557
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	81,512	—	81,512	12.68	6,429
Fidelity VIP II Investment Grade Bond (Grandmaster™)	1,594,898	2	1,594,900	33.26	47,946
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	70,680	—	70,680	12.35	5,722
Fidelity VIP II Investment Grade Bond (IQ3™)	143,459	1	143,460	12.41	11,559
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	196,514	(1)	196,513	12.28	16,000
Fidelity VIP III Balanced (Grandmaster™)	1,639,688	(1)	1,639,687	16.54	99,113
Fidelity VIP Overseas (AnnuiChoice™)	1,172	—	1,172	6.80	172
Fidelity VIP Overseas (Grandmaster™)	1,644,667	(2)	1,644,665	26.23	62,690
Fidelity VIP Overseas (GrandmasterFlex3™)	34,661	1	34,662	6.62	5,236
Fidelity VIP Overseas (IQ3™)	16,626	(1)	16,625	6.65	2,500
Fidelity VIP Overseas (Pinnacle Plus™)	78,187	—	78,187	6.58	11,878
Non-Affliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	1,523,869	2	1,523,871	33.04	46,124
Non-Affiliated Service Class 2 :
Fidelity VIP Asset Manager (Advantedge™)	64,981	(3)	64,978	9.85	6,598
Fidelity VIP Asset Manager (AnnuiChoice II™)	108,572	(1)	108,571	11.52	9,423
Fidelity VIP Asset Manager (AnnuiChoice™)	97,212	(4)	97,208	13.44	7,235
Fidelity VIP Asset Manager (GrandMaster flex3™)	29,455	1	29,456	12.05	2,444
Fidelity VIP Asset Manager (IQ3™)	312,078	(1)	312,077	12.43	25,112
Fidelity VIP Asset Manager (Pinnacle Plus™)	93,024	2	93,026	12.49	7,448
Fidelity VIP Balanced (Advantedge™)	328,051	(4)	328,047	10.22	32,095
Fidelity VIP Balanced (AnnuiChoice II™)	128,617	1	128,618	11.20	11,487
Fidelity VIP Balanced (AnnuiChoice™)	249,405	—	249,405	13.61	18,322
Fidelity VIP Balanced (GrandMaster flex3™)	342,906	1	342,907	13.67	25,080
Fidelity VIP Balanced (GrandMaster ™)	493,148	—	493,148	12.60	39,139
Fidelity VIP Balanced (IQ3™)	279,554	(1)	279,553	12.21	22,898
Fidelity VIP Balanced (Pinnacle Plus™)	499,228	5	499,233	12.63	39,530
Fidelity VIP Contrafund (Advantedge™)	1,420,752	1	1,420,753	9.18	154,813
Fidelity VIP Contrafund (AnnuiChoice II™)	612,505	(2)	612,503	10.47	58,477
Fidelity VIP Contrafund (AnnuiChoice™)	1,222,207	(2)	1,222,205	16.19	75,477
Fidelity VIP Contrafund (GrandMaster flex3™)	1,095,664	(2)	1,095,662	15.32	71,525
Fidelity VIP Contrafund (IQ3™)	1,499,993	(2)	1,499,991	13.94	107,624
Fidelity VIP Contrafund (Pinnacle Plus™)	2,346,754	(5)	2,346,749	15.26	153,777
Fidelity VIP Contrafund Standard (IQ Advisor™)	6,091	3	6,094	14.54	419
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	23,621	(1)	23,620	8.60	2,748
Fidelity VIP Disclipined Small Cap (Grandmaster™)	15,928	(1)	15,927	8.46	1,884
Fidelity VIP Disclipined Small Cap (IQ™)	57,314	—	57,314	8.41	6,811
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	80,112	(3)	80,109	8.33	9,620
Fidelity VIP Disciplined Small Cap (Advantedge™)	5,336	—	5,336	10.23	522
Fidelity VIP Equity-Income (Advantedge™)	123,827	(1)	123,826	8.69	14,244

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice II™)	$276,261	$(1)	$276,260	$9.02	30,623
Fidelity VIP Equity-Income (AnnuiChoice™)	305,050	(1)	305,049	11.83	25,786
Fidelity VIP Equity-Income (GrandMaster flex3™)	174,628	—	174,628	11.92	14,646
Fidelity VIP Equity-Income (IQ3™)	376,473	1	376,474	10.69	35,226
Fidelity VIP Equity-Income (Pinnacle Plus™)	937,988	5	937,993	12.17	77,085
Fidelity VIP Freedom 2010 (Advantedge™)	61,990	1	61,991	10.18	6,091
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	10,370	1	10,371	9.98	1,039
Fidelity VIP Freedom 2010 (Grandmaster™)	27,685	(1)	27,684	10.08	2,748
Fidelity VIP Freedom 2010 (IQ3™)	66,840	—	66,840	10.03	6,665
Fidelity VIP Freedom 2015 (Advantedge™)	112,830	—	112,830	10.06	11,216
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	10,161	1	10,162	9.99	1,017
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	6,177	—	6,177	9.80	630
Fidelity VIP Freedom 2015 (IQ3™)	275,064	—	275,064	9.85	27,924
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	149,063	—	149,063	9.75	15,291
Fidelity VIP Freedom 2020 (Advantedge™)	10,812	(1)	10,811	9.73	1,111
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	31,212	1	31,213	9.57	3,263
Fidelity VIP Freedom 2020 (IQ3™)	160,060	1	160,061	9.43	16,972
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	81,680	—	81,680	9.33	8,752
Fidelity VIP Freedom 2025 (Advantedge™)	10,798	1	10,799	9.62	1,123
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	2,544	—	2,544	8.75	291
Fidelity VIP Growth (Advantedge™)	61,643	(2)	61,641	8.68	7,098
Fidelity VIP Growth (AnnuiChoice II™)	194,973	—	194,973	10.52	18,525
Fidelity VIP Growth (AnnuiChoice™)	105,337	(1)	105,336	10.25	10,274
Fidelity VIP Growth (GrandMaster flex3™)	78,450	—	78,450	11.69	6,713
Fidelity VIP Growth (GrandMaster™)	320,949	(1)	320,948	9.26	34,661
Fidelity VIP Growth (IQ3™)	110,520	4	110,524	7.73	14,305
Fidelity VIP Growth (Pinnacle Plus™)	298,297	1	298,298	11.81	25,261
Fidelity VIP High Income (AnnuiChoice II™)	67,475	—	67,475	12.86	5,245
Fidelity VIP High Income (AnnuiChoice™)	266,156	2	266,158	18.33	14,523
Fidelity VIP High Income (GrandMaster flex3™)	1,647,793	1	1,647,794	16.34	100,835
Fidelity VIP High Income (IQ3™)	6,270,685	20	6,270,705	14.66	427,726
Fidelity VIP High Income (Pinnacle Plus™)	248,384	(1)	248,383	15.06	16,489
Fidelity VIP High Income (Advantedge™)	690,351	1	690,352	12.25	56,341
Fidelity VIP II Index 500 (Advantedge™)	479,587	4	479,591	9.43	50,870
Fidelity VIP II Index 500 (AnnuiChoice II™)	280,370	5	280,375	8.73	32,128
Fidelity VIP II Index 500 (AnnuiChoice™)	455,735	(4)	455,731	11.06	41,212
Fidelity VIP II Index 500 (GrandmasterFlex3™)	303,397	—	303,397	8.56	35,433
Fidelity VIP II Index 500 (Grandmaster™)	1,267,167	(1)	1,267,166	8.64	146,590
Fidelity VIP II Index 500 (IQ3™)	513,465	3	513,468	9.67	53,088
Fidelity VIP II Index 500 (Pinnacle Plus™)	1,030,199	—	1,030,199	12.54	82,126
Fidelity VIP Investment Grade Bond (Advantedge™)	414,382	1	414,383	12.05	34,401
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	335,847	—	335,847	12.80	26,233
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	504,606	1	504,607	15.82	31,903
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	361,633	—	361,633	13.10	27,597
Fidelity VIP Investment Grade Bond (GrandMaster ™)	357,562	3	357,565	12.33	29,008
Fidelity VIP Investment Grade Bond (IQ3™)	652,064	1	652,065	15.35	42,482
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	487,816	(3)	487,813	12.92	37,758
Fidelity VIP Mid Cap (AnnuiChoice II™)	727,491	(1)	727,490	11.05	65,845
Fidelity VIP Mid Cap (AnnuiChoice™)	662,450	(4)	662,446	21.53	30,772
Fidelity VIP Mid Cap (GrandMaster flex3™)	428,224	—	428,224	19.77	21,662
Fidelity VIP Mid Cap (Grandmaster™)	290,105	2	290,107	16.48	17,603
Fidelity VIP Mid Cap (IQ Annuity™)	862,165	—	862,165	19.94	43,246
Fidelity VIP Mid Cap (Pinnacle Plus™)	1,376,514	(14)	1,376,500	19.67	69,985
Fidelity VIP Mid Cap (Advantedge™)	692,096	(2)	692,094	9.77	70,835
Fidelity VIP Overseas (Advantedge™)	312,537	16	312,553	6.78	46,085
Fidelity VIP Overseas (AnnuiChoice II™)	163,553	(1)	163,552	7.96	20,554
Fidelity VIP Overseas (AnnuiChoice™)	260,165	(3)	260,162	12.03	21,626
Fidelity VIP Overseas (GrandMaster flex3™)	126,118	2	126,120	10.70	11,783
Fidelity VIP Overseas (GrandMaster™)	185,278	(1)	185,277	6.61	28,047
Fidelity VIP Overseas (IQ3™)	317,943	—	317,943	9.24	34,408
Fidelity VIP Overseas (Pinnacle Plus™)	304,799	(1)	304,798	13.13	23,212
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	34,873	(1)	34,872	16.08	2,168
JPMorgan IT Mid Cap (Grandmaster™)	56,176	(1)	56,175	16.13	3,483

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 1 (continued):
JPMorgan IT Mid Cap (GrandMaster flex3™)	$81,682	$—	$81,682	$16.04	5,093
JPMorgan IT Mid Cap (Pinnacle Plus™)	250,239	—	250,239	15.99	15,653
JPMorgan IT Mid Cap (AnnuiChoice™)	1,151	1	1,152	16.28	71
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	10,044	—	10,044	22.30	450
Van Kampen UIF Emerging Markets Debt (IQ3™)	1,311	(1)	1,310	21.72	60
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	4,050	1	4,051	9.75	415
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	34,690	(1)	34,689	23.04	1,506
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	123,773	(1)	123,772	21.75	5,690
Van Kampen UIF U.S. Real Estate (IQ3™)	84,168	(1)	84,167	21.95	3,835
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	282,078	(2)	282,076	16.34	17,264
Franklin Growth and Income Securities (Advantedge™)	112,568	2	112,570	9.64	11,680
Franklin Growth and Income Securities (AnnuiChoice II™)	79,502	(2)	79,500	9.67	8,221
Franklin Growth and Income Securities (AnnuiChoice™)	912,882	(1)	912,881	13.88	65,747
Franklin Growth and Income Securities (GrandMaster flex3™)	464,957	(1)	464,956	13.21	35,204
Franklin Growth and Income Securities (Grandmaster™)	851,938	3	851,941	13.45	63,340
Franklin Growth and Income Securities (IQ Annuity™)	694,423	1	694,424	13.33	52,102
Franklin Growth and Income Securities (Pinnacle Plus™)	579,739	1	579,740	12.52	46,293
Franklin Income Securities (Advantedge™)	224,339	(1)	224,338	10.74	20,881
Franklin Income Securities (AnnuiChoice II™)	363,033	—	363,033	11.47	31,658
Franklin Income Securities (AnnuiChoice™)	220,474	(1)	220,473	18.25	12,081
Franklin Income Securities (GrandMaster flex3™)	1,730,274	5	1,730,279	17.36	99,673
Franklin Income Securities (Grandmaster™)	1,283,621	(2)	1,283,619	17.68	72,609
Franklin Income Securities (IQ Annuity™)	1,166,872	(2)	1,166,870	17.52	66,609
Franklin Income Securities (Pinnacle Plus™)	1,064,940	3	1,064,943	15.27	69,742
Franklin Large Cap Growth Securities (Advantedge™)	119,984	(1)	119,983	9.43	12,717
Franklin Large Cap Growth Securities (AnnuiChoice II™)	118,685	1	118,686	10.12	11,724
Franklin Large Cap Growth Securities (AnnuiChoice™)	35,906	(3)	35,903	13.29	2,702
Franklin Large Cap Growth Securities (GrandMaster flex3™)	22,091	—	22,091	12.64	1,748
Franklin Large Cap Growth Securities (Grandmaster™)	38,261	(2)	38,259	12.87	2,973
Franklin Large Cap Growth Securities (IQ Annuity™)	213,172	(2)	213,170	12.75	16,715
Franklin Large Cap Growth Securities (Pinnacle Plus™)	239,245	3	239,248	11.41	20,959
Franklin Mutual Shares Securities (Advantedge™)	1,186,693	2	1,186,695	8.78	135,229
Franklin Mutual Shares Securities (AnnuiChoice II™)	173,295	2	173,297	9.20	18,834
Franklin Mutual Shares Securities (AnnuiChoice™)	409,082	2	409,084	14.98	27,311
Franklin Mutual Shares Securities (GrandMaster flex3™)	1,011,008	1	1,011,009	14.25	70,959
Franklin Mutual Shares Securities (IQ Annuity™)	303,947	(1)	303,946	14.38	21,140
Franklin Mutual Shares Securities (Pinnacle Plus™)	749,763	3	749,766	12.97	57,824
Franklin Mutual Shares Securities Standard (IQ Advisor™)	11,493	(1)	11,492	12.56	915
Franklin Mutual Shares Securities(Grandmaster™)	1,122,695	—	1,122,695	14.51	77,376
Franklin Small Cap Value Securities (Advantedge™)	84,191	(1)	84,190	10.45	8,053
Franklin Small Cap Value Securities (AnnuiChoice II™)	28,139	(1)	28,138	9.07	3,104
Franklin Small Cap Value Securities (AnnuiChoice™)	116,277	—	116,277	9.13	12,734
Franklin Small Cap Value Securities (GrandmasterFlex3™)	68,430	1	68,431	8.90	7,692
Franklin Small Cap Value Securities (Grandmaster™)	895,494	—	895,494	8.98	99,709
Franklin Small Cap Value Securities (IQ3 ™)	82,714	(2)	82,712	8.94	9,254
Franklin Small Cap Value Securities (Pinnacle Plus ™)	255,871	(5)	255,866	8.85	28,927
Templeton Foreign Securities Fund (AnnuiChoice II™)	133,999	(1)	133,998	9.46	14,170
Templeton Foreign Securities Fund (AnnuiChoice ™)	72,019	(1)	72,018	17.02	4,231
Templeton Foreign Securities Fund (Advantedge™)	326,274	11	326,285	8.21	39,725
Templeton Foreign Securities Fund (GrandMaster flex3™)	269,270	2	269,272	16.19	16,631
Templeton Foreign Securities Fund (Grandmaster™)	259,337	1	259,338	16.49	15,728
Templeton Foreign Securities Fund (Pinnacle Plus™)	534,701	3	534,704	14.89	35,905
Templeton Growth Securities (Advantedge™)	84,001	1	84,002	7.88	10,660
Templeton Growth Securities (AnnuiChoice II™)	50,912	1	50,913	8.04	6,331
Templeton Growth Securities (AnnuiChoice™)	4,556	1	4,557	13.79	330
Templeton Growth Securities (GrandMaster flex3™)	622,500	(1)	622,499	13.11	47,473
Templeton Growth Securities (Grandmaster™)	245,643	1	245,644	13.35	18,395
Templeton Growth Securities (IQ Annuity™)	695,796	(1)	695,795	13.23	52,583
Templeton Growth Securities (Pinnacle Plus™)	292,352	7	292,359	12.00	24,365
Templeton Growth Securities Standard (IQ Advisor™)	5,071	—	5,071	11.09	457
Invesco Van Kampen VI Comstock (Advantedge™)	14,929	(1)	14,928	9.20	1,623
Invesco Van Kampen VI Comstock (AnnuiChoice™)	19,380	—	19,380	14.81	1,309
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	80,439	(1)	80,438	14.08	5,712

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Grandmaster™)	$67,195	$—	$67,195	$14.34	4,685
Invesco Van Kampen VI Comstock (IQ Annuity™)	16,884	—	16,884	14.21	1,188
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	203,805	(4)	203,801	12.76	15,971
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	20,211	(2)	20,209	9.31	2,171
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	5,358	(4)	5,354	14.39	372
Invesco Van Kampen VI Capital Growth (Grandmaster™)	77,510	1	77,511	13.94	5,559
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	117,290	(2)	117,288	12.01	9,766
Invesco Van Kampen VI Capital Growth (Advantedge™)	35,810	1	35,811	9.88	3,624
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	7,814	(1)	7,813	11.20	698
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	10,325	—	10,325	10.00	1,032
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	56,523	(1)	56,522	10.11	5,589
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	339,695	—	339,695	9.95	34,153
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	33,853	1	33,854	10.04	3,372
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	131,326	—	131,326	9.92	13,238
Van Kampen UIF Emerging Markets Debt (Advantedge™)	151,328	—	151,328	12.21	12,395
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	62,819	—	62,819	12.62	4,976
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	156,049	(2)	156,047	12.71	12,274
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	116,915	(1)	116,914	12.39	9,439
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	25,356	—	25,356	21.06	1,204
Van Kampen UIF Emerging Markets Debt (IQ3™)	105,303	1	105,304	20.86	5,047
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	4,414,389	(1)	4,414,388	18.06	244,485
Van Kampen UIF Emerging Markets Equity (Advantedge™)	337,650	—	337,650	7.34	45,980
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	58,191	1	58,192	11.37	5,116
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	291,482	—	291,482	30.23	9,644
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	318,431	—	318,431	28.75	11,075
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	653,034	1	653,035	29.28	22,303
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	350,362	(1)	350,361	29.01	12,076
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	763,161	2	763,163	24.98	30,552
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	198,867	(2)	198,865	8.02	24,792
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	105,912	(1)	105,911	8.08	13,110
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	598,358	5	598,363	19.84	30,166
Van Kampen UIF U.S. Real Estate (Advantedge™)	191,415	(2)	191,413	10.30	18,579
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	80,614	(1)	80,613	7.87	10,243
Van Kampen UIF U.S. Real Estate (Grandmaster™)	93,849	1	93,850	23.68	3,964
Van Kampen UIF U.S. Real Estate (IQ3 ™)	140,853	1	140,854	23.46	6,003
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)	80,579	3	80,582	8.43	9,564
BlackRock Capital Appreciation VI (AnnuiChoice II™)	5,613	1	5,614	8.45	664
BlackRock Capital Appreciation VI (Annuichoice™)	6,200	1	6,201	8.46	733
BlackRock Global Allocation VI (Advantedge™)	514,089	(7)	514,082	8.92	57,617
BlackRock Global Allocation VI (AnnuiChoice II™)	38,895	(1)	38,894	8.95	4,346
BlackRock Global Allocation VI (Annuichoice™)	194,676	4	194,680	8.96	21,729
BlackRock Global Allocation VI (Grandmaster flex3 ™)	33,161	1	33,162	8.93	3,715
BlackRock Global Allocation VI (Grandmaster™)	8,895	1	8,896	8.94	995
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity (Advantedge™)	5,731	1	5,732	8.28	692
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)	8,437	—	8,437	8.29	1,018
Columbia VIT MidCap Value Opportunity (Grandmaster™)	43,802	—	43,802	8.30	5,279
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)	89,173	—	89,173	8.28	10,771
Columbia VIT Small Cap (Advantedge™)	262,622	—	262,622	14.36	18,282
Columbia VIT Small Cap (AnnuiChoice II ™)	10,660	—	10,660	14.54	733
Columbia VIT Small Cap (Grandmaster™)	71,911	1	71,912	14.46	4,972
Columbia VIT Small Cap (Pinnacle Plus™)	105,077	(1)	105,076	14.34	7,329
DWS Small Cap Index VIP (AnnuiChoice II™)	28,195	—	28,195	10.05	2,806
DWS Small Cap Index VIP (AnnuiChoice™)	54,512	(2)	54,510	14.36	3,797
DWS Small Cap Index VIP (GrandMaster flex3™)	66,537	(1)	66,536	14.67	4,536
DWS Small Cap Index VIP (Grandmaster™)	18,236	(3)	18,233	12.52	1,457
DWS Small Cap Index VIP (IQ3™)	104,053	(1)	104,052	13.63	7,636
DWS Small Cap Index VIP (Pinnacle Plus™)	238,709	(1)	238,708	14.12	16,907
DWS Small Cap Index VIP (Advantedge™)	2,150	1	2,151	10.34	208
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	153,299	(1)	153,298	11.01	13,923
Pimco VIT All Asset (Pinnacle Plus™)	195,449	(2)	195,447	10.92	17,897
Pimco VIT All Asset (Grandmaster™)	1,133,925	—	1,133,925	11.05	102,602

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3™)	$226,495	$—	$226,495	$10.97	20,647
Pimco VIT All Asset (Advantedge™)	350,096	—	350,096	11.03	31,730
Pimco VIT All Asset (AnnuiChoice II™)	355,537	—	355,537	11.23	31,662
Pimco VIT All Asset (AnnuiChoice™)	64,279	(1)	64,278	11.20	5,741
Pimco VIT Commodity Real Return Strategy (Advantedge™)	462,853	—	462,853	7.42	62,366
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	210,695	(1)	210,694	7.55	27,895
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	40,952	(1)	40,951	7.54	5,434
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	451,777	(2)	451,775	7.44	60,731
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	166,088	—	166,088	7.41	22,410
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	70,792	—	70,792	7.38	9,587
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	409,985	2	409,987	7.35	55,773
Pimco VIT Low Duration (IQ Annuity™)	663,186	6	663,192	11.16	59,432
Pimco VIT Low Duration (Grandmaster™)	65,686	2	65,688	11.20	5,865
Pimco VIT Low Duration (GrandMaster flex3™)	157,990	5	157,995	11.12	14,211
Pimco VIT Low Duration (Advantedge™)	540,106	7	540,113	11.06	48,853
Pimco VIT Low Duration (AnnuiChoice II™)	97,998	1	97,999	11.25	8,710
Pimco VIT Low Duration (AnnuiChoice™)	38,387	8	38,395	11.35	3,383
Pimco VIT Low Duration (Pinnacle Plus™)	438,081	14	438,095	11.07	39,581
Pimco VIT Real Return (AnnuiChoice II™)	172,592	2	172,594	12.29	14,048
Pimco VIT Real Return (Advantedge™)	181,099	5	181,104	12.07	15,002
Pimco VIT Real Return (AnnuiChoice™)	490,760	10	490,770	12.36	39,694
Pimco VIT Real Return (Grandmaster flex3™)	66,102	4	66,106	12.11	5,457
Pimco VIT Real Return (Grandmaster™)	136,020	4	136,024	12.20	11,145
Pimco VIT Real Return (IQ Annuity™)	286,620	4	286,624	12.16	23,573
Pimco VIT Real Return (Pinnacle Plus™)	4,656,195	1	4,656,196	12.06	386,092
Pimco VIT Total Return (Advantedge™)	3,923,552	2	3,923,554	12.29	319,170
Pimco VIT Total Return (AnnuiChoice II™)	1,037,600	—	1,037,600	12.51	82,936
Pimco VIT Total Return (AnnuiChoice™)	937,821	7	937,828	12.40	75,620
Pimco VIT Total Return (Grandmaster flex3™)	602,694	19	602,713	12.15	49,600
Pimco VIT Total Return (Grandmaster™)	900,384	—	900,384	12.24	73,551
Pimco VIT Total Return (IQ Annuity™)	947,631	1	947,632	12.20	77,699
Pimco VIT Total Return (Pinnacle Plus™)	1,208,152	—	1,208,152	12.10	99,873
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	49,425	(1)	49,424	8.12	6,090
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	42,275	3	42,278	8.37	5,054
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	45,990	—	45,990	8.51	5,402
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	3,279	—	3,279	8.32	394
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	1,024	1	1,025	8.21	125
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	10,514	—	10,514	8.18	1,285
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	35,657	5	35,662	9.16	3,892
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	177,037	(1)	177,036	9.34	18,964
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	152,591	—	152,591	9.29	16,423
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	54,400	(1)	54,399	9.23	5,892
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	26,843	1	26,844	9.18	2,926
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	7,551	2	7,553	9.14	826
Rydex SGI VT Managed Futures Strategies (Advantedge™)	120,220	1	120,221	7.66	15,688
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	10,544	—	10,544	7.81	1,350
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	108,494	—	108,494	7.65	14,189
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	5,588	—	5,588	7.72	723
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	175	1	176	7.68	23
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	18,982	1	18,983	7.77	2,442
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	109,739	2	109,741	8.48	12,938
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	57,853	(2)	57,851	8.63	6,702
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	31,509	(1)	31,508	8.56	3,680
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	16,584	1	16,585	8.39	1,977
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	152,758	(1)	152,757	8.45	18,076
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	90,879	(2)	90,877	8.42	10,794
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	200,187	(1)	200,186	8.35	23,973
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)	18,946	116	19,062	26.55	714
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)	34,462	(1)	34,461	26.33	1,309
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	10,178	—	10,178	25.84	394
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	9,123	—	9,123	27.65	330
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,279	74	6,353	26.19	240

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2011

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
ETF Shares (Continued):
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	$5,010	$—	$5,010	$25.97	193
iShares S&P 500 Growth Index ETF (Varoom)	20,198	50	20,248	25.60	789
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	129,800	18	129,818	25.44	5,102
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	4,841	1	4,842	25.39	191
iShares S&P 500 Index ETF (Varoom)	41,830	(7)	41,823	25.05	1,670
iShares S&P 500 Index ETF (Varoom GLWB 1)	748,448	(6)	748,442	24.89	30,066
iShares S&P 500 Index ETF (Varoom GLWB 2)	31,418	2	31,420	24.84	1,265
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	29,854	19	29,873	24.41	1,223
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	4,952	—	4,952	24.36	203
iShares S&P MidCap 400 Index ETF (Varoom)	23,167	(94)	23,073	23.89	970
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)	224,595	(4)	224,591	23.74	9,462
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)	18,733	4	18,737	23.69	791
iShares S&P SmallCap 600 Index ETF (Varoom)	16,892	(61)	16,831	24.47	690
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)	114,101	(1)	114,100	24.32	4,692
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)	7,064	2	7,066	24.27	291
iShares S&P Citigroup International Treasury Bond (Varoom)	12,223	7	12,230	25.64	477
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	112,296	15	112,311	25.48	4,407
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	9,573	—	9,573	25.43	376
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	6,369	83	6,452	26.03	245
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	101,411	7	101,418	25.81	3,929
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	20,130	(457)	19,673	20.03	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	21,958	—	21,958	19.86	1,105
Vanguard MSCI EAFE ETF (Varoom)	14,669	(357)	14,312	21.03	698
Vanguard MSCI EAFE ETF (Varoom GLWB 1)	108,024	21	108,045	20.90	5,169
Vanguard MSCI EAFE ETF (Varoom GLWB 2)	6,672	1	6,673	20.85	320
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	18,895	141	19,036	26.88	703
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	26,311	—	26,311	26.66	987
Vanguard Large-Cap Index ETF (Varoom)	6,258	(17)	6,241	24.85	252
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	21,284	3	21,287	24.64	864
Vanguard Mega Cap 300 Index ETF (Varoom)	20,390	13	20,403	25.20	809
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)	10,609	1	10,610	24.99	425
Vanguard REIT Index ETF (Varoom GLWB 2)	4,512	1	4,513	27.02	167
Vanguard Total Bond Market Index ETF (Varoom)	19,072	117	19,189	26.58	717
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	783,272	17	783,289	26.42	29,650
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	107,271	1	107,272	26.36	4,069

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$3,490	$3,539	$(49)	$(2,625)	$—	$10,008	$9,586	$(422)	$(3,047)	$(3,096)
Touchstone Aggressive ETF (AnnuiChoice™)	5,327	3,655	1,672	(615)	—	21,130	16,596	(4,534)	(5,149)	(3,477)
Touchstone Aggressive ETF (GrandMaster flex3™)	6,622	7,650	(1,028)	(4,573)	—	(13,377)	(16,028)	(2,651)	(7,224)	(8,252)
Touchstone Aggressive ETF (Grandmaster™)	4,867	792	4,075	(894)	—	(956)	1,325	2,281	1,387	5,462
Touchstone Aggressive ETF (IQ Annuity™)	6,589	7,637	(1,048)	(6,084)	—	71,045	70,200	(845)	(6,929)	(7,977)
Touchstone Aggressive ETF (Pinnacle Plus™)	2,076	1,737	339	(176)	—	15,508	14,695	(813)	(989)	(650)
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	9,410	7,653	1,757	4,608	—	158,504	140,712	(17,792)	(13,184)	(11,427)
Touchstone Baron Small Cap (Advantedge™)	—	6,986	(6,986)	31,148	—	63,705	42,448	(21,257)	9,891	2,905
Touchstone Baron Small Cap (AnnuiChoice II™)	—	15,366	(15,366)	3,473	—	196,422	250,181	53,759	57,232	41,866
Touchstone Baron Small Cap (AnnuiChoice™)	—	5,870	(5,870)	24,509	—	76,110	71,240	(4,870)	19,639	13,769
Touchstone Baron Small Cap (GrandMaster flex3™)	—	9,365	(9,365)	(31,621)	—	31,494	93,344	61,850	30,229	20,864
Touchstone Baron Small Cap (Grandmaster™)	—	2,873	(2,873)	(943)	—	19,006	4,310	(14,696)	(15,639)	(18,512)
Touchstone Baron Small Cap (IQ Annuity™)	—	17,892	(17,892)	(58,698)	—	23,323	139,792	116,469	57,771	39,879
Touchstone Baron Small Cap (Pinnacle Plus™)	—	12,319	(12,319)	167,065	—	191,505	71,450	(120,055)	47,010	34,691
Touchstone Conservative ETF (AnnuiChoice II™)	10,439	6,375	4,064	5,461	—	60,293	62,905	2,612	8,073	12,137
Touchstone Conservative ETF (Advantedge™)	1,731	817	914	389	—	2,286	2,044	(242)	147	1,061
Touchstone Conservative ETF (AnnuiChoice™)	507	155	352	26	—	1,430	1,695	265	291	643
Touchstone Conservative ETF (GrandMaster flex3™)	15,416	20,893	(5,477)	100,869	—	154,012	85,724	(68,288)	32,581	27,104
Touchstone Conservative ETF (Grandmaster™)	3,998	2,901	1,097	3,662	—	24,342	24,136	(206)	3,456	4,553
Touchstone Conservative ETF (IQ Annuity™)	36,278	27,291	8,987	2,502	—	117,093	139,421	22,328	24,830	33,817
Touchstone Conservative ETF (Pinnacle Plus™)	35,841	28,975	6,866	9,867	—	114,630	120,617	5,987	15,854	22,720
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)	—	(24)	24	308	—	(167)	—	167	475	499
Touchstone Core Bond (Advantedge ™)	8,316	2,139	6,177	455	—	244	2,838	2,594	3,049	9,226
Touchstone Core Bond (AnnuiChoice II™)	5,718	1,328	4,390	1,560	—	6,426	8,377	1,951	3,511	7,901
Touchstone Core Bond (AnnuiChoice™)	27,311	5,177	22,134	6,738	—	19,673	27,618	7,945	14,683	36,817
Touchstone Core Bond (GrandMaster flex3™)	14,404	3,901	10,503	1,144	—	7,935	13,291	5,356	6,500	17,003
Touchstone Core Bond (Grandmaster™)	39,080	9,295	29,785	29,512	—	55,109	39,240	(15,869)	13,643	43,428
Touchstone Core Bond (IQ Annuity™)	7,191	2,159	5,032	3,250	—	5,942	7,455	1,513	4,763	9,795
Touchstone Core Bond (Pinnacle Plus™)	27,938	10,519	17,419	42,200	—	21,588	2,340	(19,248)	22,952	40,371
Touchstone Enhanced ETF (Advantedge™)	1,476	2,666	(1,190)	(8,616)	—	(7,431)	(7,184)	247	(8,369)	(9,559)
Touchstone Enhanced ETF (AnnuiChoice™)	3,705	4,456	(751)	6,493	—	103,279	75,142	(28,137)	(21,644)	(22,395)
Touchstone Enhanced ETF (GrandMaster flex3™)	7,701	14,179	(6,478)	(58,631)	—	126,960	140,716	13,756	(44,875)	(51,353)
Touchstone Enhanced ETF (Grandmaster™)	1,708	2,834	(1,126)	2,945	—	49,527	36,453	(13,074)	(10,129)	(11,255)
Touchstone Enhanced ETF (IQ Annuity™)	4,104	7,343	(3,239)	(46,455)	—	(55,275)	(33,428)	21,847	(24,608)	(27,847)
Touchstone Enhanced ETF (Pinnacle Plus™)	2,638	5,763	(3,125)	36,265	—	95,966	49,129	(46,837)	(10,572)	(13,697)
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	1,424	1,976	(552)	5,871	—	31,998	17,446	(14,552)	(8,681)	(9,233)
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	3,165	4,078	(913)	16,324	—	70,843	52,370	(18,473)	(2,149)	(3,062)
Touchstone High Yield (Advantedge ™)	2,587	581	2,006	746	—	(400)	(1,845)	(1,445)	(699)	1,307
Touchstone High Yield (AnnuiChoice II™)	729	95	634	359	—	538	(36)	(574)	(215)	419
Touchstone High Yield (AnnuiChoice™)	23,016	2,666	20,350	10,647	—	23,101	5,098	(18,003)	(7,356)	12,994
Touchstone High Yield (GrandMaster flex3™)	17,832	3,548	14,284	24,526	—	26,773	(2,289)	(29,062)	(4,536)	9,748
Touchstone High Yield (Grandmaster™)	12,873	1,826	11,047	4,380	—	19,996	10,303	(9,693)	(5,313)	5,734
Touchstone High Yield (IQ Annuity™)	25,075	4,031	21,044	(750)	—	44,029	36,230	(7,799)	(8,549)	12,495

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Affiliated (continued):
Touchstone High Yield (Pinnacle Plus™)	$38,690	$8,875	$29,815	$9,263	$—	$(14,014)	$(31,334)	$(17,320)	$(8,057)	$21,758
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	—	—	—	15	—	—	—	—	15	15
Touchstone Large Cap Core Equity (Advantedge ™)	985	698	287	(275)	—	886	2,195	1,309	1,034	1,321
Touchstone Large Cap Core Equity (AnnuiChoice II™)	838	344	494	272	—	1,580	1,756	176	448	942
Touchstone Large Cap Core Equity (AnnuiChoice ™)	969	933	36	6,579	—	10,205	2,871	(7,334)	(755)	(719)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	1,123	1,389	(266)	(9,203)	—	2,537	11,510	8,973	(230)	(496)
Touchstone Large Cap Core Equity (Grandmaster™)	9,209	8,307	902	60,818	—	68,407	(6,777)	(75,184)	(14,366)	(13,464)
Touchstone Large Cap Core Equity (IQ Annuity™)	6,293	5,360	933	(4,176)	—	(31,547)	(22,684)	8,863	4,687	5,620
Touchstone Large Cap Core Equity (Pinnacle Plus™)	5,654	7,355	(1,701)	(40,168)	—	3,120	39,388	36,268	(3,900)	(5,601)
Touchstone Mid Cap Growth (Advantedge ™)	27	278	(251)	5,011	—	6,317	1,192	(5,125)	(114)	(365)
Touchstone Mid Cap Growth (AnnuiChoice II™)	393	1,033	(640)	(5,191)	—	3,180	(7,962)	(11,142)	(16,333)	(16,973)
Touchstone Mid Cap Growth (AnnuiChoice™)	419	1,505	(1,086)	(19,289)	—	11,636	14,875	3,239	(16,050)	(17,136)
Touchstone Mid Cap Growth (GrandMaster flex3™)	908	4,810	(3,902)	(22,964)	—	(58,583)	(68,819)	(10,236)	(33,200)	(37,102)
Touchstone Mid Cap Growth (Grandmaster™)	771	3,331	(2,560)	(65,201)	—	(18,182)	13,779	31,961	(33,240)	(35,800)
Touchstone Mid Cap Growth (IQ Annuity™)	816	3,859	(3,043)	(18,568)	—	5,870	(7,885)	(13,755)	(32,323)	(35,366)
Touchstone Mid Cap Growth (Pinnacle Plus™)	2,329	15,568	(13,239)	126,129	—	193,976	(11,698)	(205,674)	(79,545)	(92,784)
Touchstone Moderate ETF (Advantedge™)	15,679	11,812	3,867	6,816	—	38,191	29,153	(9,038)	(2,222)	1,645
Touchstone Moderate ETF (AnnuiChoice™)	10,290	5,391	4,899	10,712	—	94,412	81,669	(12,743)	(2,031)	2,868
Touchstone Moderate ETF (GrandMaster flex3™)	25,774	19,117	6,657	(1,543)	—	102,915	98,761	(4,154)	(5,697)	960
Touchstone Moderate ETF (Grandmaster™)	2,729	1,885	844	3,436	—	9,005	5,727	(3,278)	158	1,002
Touchstone Moderate ETF (IQ Annuity™)	32,725	28,122	4,603	1,036	—	198,211	207,253	9,042	10,078	14,681
Touchstone Moderate ETF (Pinnacle Plus™)	40,438	36,931	3,507	31,720	—	386,485	358,597	(27,888)	3,832	7,339
Touchstone Moderate ETF Fund (Pinnacle Plus Reduced M&E ™)	—	106	(106)	1,453	—		(1)	(1)	1,452	1,346
Touchstone Moderate ETF Fund (AnnuiChoice II™)	16,761	9,375	7,386	11,750	—	111,423	95,824	(15,599)	(3,849)	3,537
Touchstone Money Market (IQ3™)	465	59,266	(58,801)	—	—	—	—	—	—	(58,801)
Touchstone Money Market (GrandMaster flex3™)	143	19,006	(18,863)	—	—	—	—	—	—	(18,863)
Touchstone Money Market (AnnuiChoice II™)	42	3,494	(3,452)	—	—	—	—	—	—	(3,452)
Touchstone Money Market (Advantedge™)	51	6,796	(6,745)	—	—	—	—	—	—	(6,745)
Touchstone Money Market (Pinnacle Plus™)	150	19,064	(18,914)	—	—	—	—	—	—	(18,914)
Touchstone Money Market (AnnuiChoice™)	117	8,183	(8,066)	—	—	—	—	—	—	(8,066)
Touchstone Money Market (Grandmaster™)	495	50,037	(49,542)	—	—	—	—	—	—	(49,542)
Touchstone Third Avenue Value (Advantedge™)	7,008	5,431	1,577	31,502	—	46,065	(36,221)	(82,286)	(50,784)	(49,207)
Touchstone Third Avenue Value (AnnuiChoice II™)	9,434	5,138	4,296	(5,620)	—	75,976	10,474	(65,502)	(71,122)	(66,826)
Touchstone Third Avenue Value (AnnuiChoice™)	13,736	7,766	5,970	55,055	—	160,866	(12,262)	(173,128)	(118,073)	(112,103)
Touchstone Third Avenue Value (GrandMaster flex3™)	20,768	16,029	4,739	(180,452)	—	(168,966)	(159,964)	9,002	(171,450)	(166,711)
Touchstone Third Avenue Value (Grandmaster™)	24,995	24,940	55	(478,474)	—	(210,614)	(1,268)	209,346	(269,128)	(269,073)
Touchstone Third Avenue Value (IQ Annuity™)	35,486	25,841	9,645	(375,021)	—	(407,385)	(334,281)	73,104	(301,917)	(292,272)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle Plus™)	$21,806	$22,820	$(1,014)	$(330,492)	$—	$(202,972)	$(74,629)	$128,343	$(202,149)	$(203,163)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E ™)	—	—	—	25	—	—	—	—	25	25
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	205,773	122,060	83,713	(385,156)	—	(1,646,693)	(1,373,098)	273,595	(111,561)	(27,848)
Fidelity VIP Growth (Grandmaster™)	35,516	69,867	(34,351)	271,569	—	1,184,757	909,924	(274,833)	(3,264)	(37,615)
Fidelity VIP High Income (Grandmaster™)	244,416	48,663	195,753	89,810	—	377,725	188,931	(188,794)	(98,984)	96,769
Fidelity VIP II Asset Manager (Grandmaster™)	106,850	65,789	41,061	37,852	—	122,120	(124,461)	(246,581)	(208,729)	(167,668)
Fidelity VIP II Contrafund (Grandmaster™)	124,132	170,164	(46,032)	(365,597)	—	(2,035,499)	(2,086,748)	(51,249)	(416,846)	(462,878)
Fidelity VIP II Index 500 (Grandmaster™)	156,171	50,605	105,566	75,300	—	385,236	229,092	(156,144)	(80,844)	24,722
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	4,787	829	3,958	767	—	4,279	4,579	300	1,067	5,025
Fidelity VIP II Investment Grade Bond (Grandmaster™)	101,178	22,809	78,369	11,854	—	58,685	64,172	5,487	17,341	95,710
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	5,386	1,587	3,799	4,729	—	6,847	3,602	(3,245)	1,484	5,283
Fidelity VIP II Investment Grade Bond (IQ3™)	8,339	2,053	6,286	242	—	4,648	6,047	1,399	1,641	7,927
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	11,892	3,449	8,443	1,821	—	8,027	8,833	806	2,627	11,070
Fidelity VIP III Balanced (Grandmaster™)	33,428	25,563	7,865	8,269	—	111,496	8,546	(102,950)	(94,681)	(86,816)
Fidelity VIP Overseas (AnnuiChoice™)	22	16	6	922	—	1,258	99	(1,159)	(237)	(231)
Fidelity VIP Overseas (AnnuiChoice II™)	—	7	(7)	(3,261)	—	(3,404)	—	3,404	143	136
Fidelity VIP Overseas (Grandmaster™)	31,462	27,555	3,907	(121,840)	—	(679,419)	(946,074)	(266,655)	(388,495)	(384,588)
Fidelity VIP Overseas (GrandmasterFlex3™)	651	708	(57)	3,122	—	15,789	5,405	(10,384)	(7,262)	(7,319)
Fidelity VIP Overseas (IQ3™)	312	284	28	(173)	—	(2,882)	(6,478)	(3,596)	(3,769)	(3,741)
Fidelity VIP Overseas (Pinnacle Plus™)	1,503	1,786	(283)	(13,893)	—	(26,113)	(32,696)	(6,583)	(20,476)	(20,759)
Non-Affiliated Service Class:					—
Fidelity VIP III Mid Cap (Grandmaster™)	5,411	23,648	(18,237)	(16,863)	—	(444,480)	(622,192)	(177,712)	(194,575)	(212,812)
Non-Affiliated Service Class 2:					—
Fidelity VIP Asset Manager (Advantedge™)	1,496	1,086	410	143	—	11,762	8,297	(3,465)	(3,322)	(2,912)
Fidelity VIP Asset Manager (AnnuiChoice II™)	2,545	1,408	1,137	676	—	15,070	9,706	(5,364)	(4,688)	(3,551)
Fidelity VIP Asset Manager (AnnuiChoice™)	2,275	1,041	1,234	(271)	—	273	(4,506)	(4,779)	(5,050)	(3,816)
Fidelity VIP Asset Manager (GrandMaster flex3™)	696	809	(113)	(1,201)	—	(1,614)	(1,843)	(229)	(1,430)	(1,543)
Fidelity VIP Asset Manager (IQ3™)	7,267	4,537	2,730	(501)	—	15,925	(2,350)	(18,275)	(18,776)	(16,046)
Fidelity VIP Asset Manager (Pinnacle Plus™)	2,512	2,103	409	(7,733)	—	(7,670)	(4,076)	3,594	(4,139)	(3,730)
Fidelity VIP Balanced (Advantedge™)	5,955	3,828	2,127	826	—	14,555	(6,003)	(20,558)	(19,732)	(17,605)
Fidelity VIP Balanced (AnnuiChoice II™)	2,347	1,117	1,230	15,086	—	18,568	1,928	(16,640)	(1,554)	(324)
Fidelity VIP Balanced (AnnuiChoice™)	4,660	2,680	1,980	(124)	—	19,956	5,736	(14,220)	(14,344)	(12,364)
Fidelity VIP Balanced (GrandMaster flex3™)	6,283	5,586	697	(2,906)	—	17,031	(1,601)	(18,632)	(21,538)	(20,841)
Fidelity VIP Balanced (GrandMaster ™)	9,088	5,949	3,139	18,794	—	46,042	17,811	(28,231)	(9,437)	(6,298)
Fidelity VIP Balanced (IQ3™)	5,147	4,380	767	(2,435)	—	15,575	1,432	(14,143)	(16,578)	(15,811)
Fidelity VIP Balanced (Pinnacle Plus™)	9,501	12,137	(2,636)	126,102	—	120,471	(16,269)	(136,740)	(10,638)	(13,274)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Advantedge™)	$11,812	$21,886	$(10,074)	$110,372	$—	$187,076	$24,876	$(162,200)	$(51,828)	$(61,902)
Fidelity VIP Contrafund (AnnuiChoice II™)	5,105	7,165	(2,060)	1,676	—	132,540	109,854	(22,686)	(21,010)	(23,070)
Fidelity VIP Contrafund (AnnuiChoice™)	10,288	13,394	(3,106)	(57,567)	—	(1,690)	9,753	11,443	(46,124)	(49,230)
Fidelity VIP Contrafund (GrandMaster flex3™)	9,122	20,019	(10,897)	(145,157)	—	(161,067)	(65,987)	95,080	(50,077)	(60,974)
Fidelity VIP Contrafund (IQ3™)	12,502	23,946	(11,444)	(112,460)	—	(125,814)	(67,260)	58,554	(53,906)	(65,350)
Fidelity VIP Contrafund (Pinnacle Plus™)	19,705	54,531	(34,826)	(399,164)	—	(380,305)	(103,635)	276,670	(122,494)	(157,320)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	—	—	—	29	—	—	—	—	29	29
Fidelity VIP Contrafund Standard (IQ Advisor™)	51	38	13	(10)	—	(1,676)	(1,890)	(214)	(224)	(211)
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	28	336	(308)	(2,073)	—	(3,627)	(2,381)	1,246	(827)	(1,135)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	—	17	(17)	470	—	(136)	—	136	606	589
Fidelity VIP Disclipined Small Cap (Grandmaster™)	19	291	(272)	(108)	—	(1,372)	(1,358)	14	(94)	(366)
Fidelity VIP Disclipined Small Cap (IQ™)	68	862	(794)	(89)	—	(1,288)	(2,146)	(858)	(947)	(1,741)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	95	2,881	(2,786)	78,315	—	65,333	(704)	(66,037)	12,278	9,492
Fidelity VIP Disciplined Small Cap (Advantedge™)	6	171	(165)	5,053	—	5,200	1,002	(4,198)	855	690
Fidelity VIP Equity-Income (Advantedge™)	2,941	1,659	1,282	9,971	—	19,156	8,875	(10,281)	(310)	972
Fidelity VIP Equity-Income (AnnuiChoice II™)	6,561	3,739	2,822	25,038	—	65,744	36,832	(28,912)	(3,874)	(1,052)
Fidelity VIP Equity-Income (AnnuiChoice™)	7,254	3,490	3,764	(52,994)	—	(61,171)	(15,215)	45,956	(7,038)	(3,274)
Fidelity VIP Equity-Income (GrandMaster flex3™)	4,148	2,629	1,519	(16,033)	—	(42,964)	(30,748)	12,216	(3,817)	(2,298)
Fidelity VIP Equity-Income (IQ3™)	8,960	5,727	3,233	13,642	—	134,503	114,882	(19,621)	(5,979)	(2,746)
Fidelity VIP Equity-Income (Pinnacle Plus™)	22,562	23,555	(993)	(221,748)	—	(279,140)	(62,275)	216,865	(4,883)	(5,876)
Fidelity VIP Equity-Income (Pinnacle Plus™)	—	—	—	9	—	—	—	—	9	9
Fidelity VIP Freedom 2010 (Advantedge™)	1,505	1,045	460	120	—	2,562	669	(1,893)	(1,773)	(1,313)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	252	165	87	42	—	1,981	1,647	(334)	(292)	(205)
Fidelity VIP Freedom 2010 (Grandmaster™)	675	436	239	1,457	—	5,493	3,364	(2,129)	(672)	(433)
Fidelity VIP Freedom 2010 (IQ3™)	1,622	995	627	78	—	4,614	2,637	(1,977)	(1,899)	(1,272)
Fidelity VIP Freedom 2010 (Pinnacle Plus™)	—	12	(12)	235	—	—	—	—	235	223
Fidelity VIP Freedom 2015 (Advantedge™)	2,716	1,860	856	241	—	11,160	7,634	(3,526)	(3,285)	(2,429)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	245	130	115	(247)	—	(1,267)	(1,241)	26	(221)	(106)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	149	99	50	(4)	—	31	(145)	(176)	(180)	(130)
Fidelity VIP Freedom 2015 (IQ3™)	6,621	4,150	2,471	1,151	—	29,112	19,829	(9,283)	(8,132)	(5,661)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	3,588	2,799	789	(2,229)	—	(657)	(1,550)	(893)	(3,122)	(2,333)
Fidelity VIP Freedom 2020 (Advantedge™)	258	179	79	32	—	920	498	(422)	(390)	(311)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	746	370	376	(90)	—	(5,742)	(6,787)	(1,045)	(1,135)	(759)
Fidelity VIP Freedom 2020 (IQ3™)	3,826	2,399	1,427	409	—	25,664	19,439	(6,225)	(5,816)	(4,389)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	1,952	390	1,562	(899)	—	(2,912)	(4,091)	(1,179)	(2,078)	(516)
Fidelity VIP Freedom 2025 (Advantedge™)	238	178	60	53	—	1,085	546	(539)	(486)	(426)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	—	16	(16)	(64)	—	35	—	(35)	(99)	(115)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	$57	$45	$12	$(16)	$—	$(503)	$(618)	$(115)	$(131)	$(119)
Fidelity VIP Growth (Advantedge™)	309	1,050	(741)	(459)	—	4,219	4,493	274	(185)	(926)
Fidelity VIP Growth (AnnuiChoice II™)	940	2,330	(1,390)	15,993	—	53,293	38,251	(15,042)	951	(439)
Fidelity VIP Growth (AnnuiChoice™)	719	1,825	(1,106)	9,119	—	4,183	(2,257)	(6,440)	2,679	1,573
Fidelity VIP Growth (GrandMaster flex3™)	459	1,614	(1,155)	(8,502)	—	(1,594)	3,889	5,483	(3,019)	(4,174)
Fidelity VIP Growth (GrandMaster™)	1,755	4,857	(3,102)	(15,925)	—	27,543	44,267	16,724	799	(2,303)
Fidelity VIP Growth (IQ3™)	554	1,706	(1,152)	1,271	—	21,968	20,116	(1,852)	(581)	(1,733)
Fidelity VIP Growth (Pinnacle Plus™)	1,632	6,256	(4,624)	17,306	—	8,466	(6,365)	(14,831)	2,475	(2,149)
Fidelity VIP High Income (AnnuiChoice II™)	4,608	676	3,932	3,932	—	6,570	(877)	(7,447)	(3,515)	417
Fidelity VIP High Income (AnnuiChoice™)	18,843	3,929	14,914	41,377	—	63,092	6,042	(57,050)	(15,673)	(759)
Fidelity VIP High Income (GrandMaster flex3™)	113,683	17,427	96,256	15,618	—	(39,674)	(91,493)	(51,819)	(36,201)	60,055
Fidelity VIP High Income (IQ3™)	438,743	65,173	373,570	234,584	—	10,142	(343,944)	(354,086)	(119,502)	254,068
Fidelity VIP High Income (Pinnacle Plus™)	17,120	4,789	12,331	15,915	—	10,785	(12,971)	(23,756)	(7,841)	4,490
Fidelity VIP High Income (Advantedge™)	47,481	8,100	39,381	26,956	—	1,457	(38,964)	(40,421)	(13,465)	25,916
Fidelity VIP II Index 500 (Advantedge™)	18,513	7,469	11,044	31,498	—	55,708	11,390	(44,318)	(12,820)	(1,776)
Fidelity VIP II Index 500 (AnnuiChoice II™)	12,118	3,419	8,699	23,786	—	69,726	38,655	(31,071)	(7,285)	1,414
Fidelity VIP II Index 500 (AnnuiChoice™)	19,066	4,849	14,217	(22,561)	—	(54,631)	(45,044)	9,587	(12,974)	1,243
Fidelity VIP II Index 500 (GrandmasterFlex3™)	18,003	5,912	12,091	(74,894)	—	(79,939)	(10,160)	69,779	(5,115)	6,976
Fidelity VIP II Index 500 (Grandmaster™)	56,373	18,370	38,003	(47,188)	—	121,580	141,066	19,486	(27,702)	10,301
Fidelity VIP II Index 500 (IQ3™)	21,665	7,666	13,999	(10,917)	—	(95,264)	(96,091)	(827)	(11,744)	2,255
Fidelity VIP II Index 500 (Pinnacle Plus™)	71,497	26,806	44,691	(191,048)	—	(188,391)	(54,559)	133,832	(57,216)	(12,525)
Fidelity VIP II Index 500 (Pinnacle Plus Reduced M&E ™)	—	—	—	22	—	—	—	—	22	22
Fidelity VIP Investment Grade Bond (Advantedge™)	20,245	5,268	14,977	2,343	—	47	189	142	2,485	17,462
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	17,746	3,188	14,558	1,050	—	7,151	6,990	(161)	889	15,447
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	31,173	5,690	25,483	7,780	—	1,217	1,676	459	8,239	33,722
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	24,157	6,676	17,481	30,825	—	25,783	(3,043)	(28,826)	1,999	19,480
Fidelity VIP Investment Grade Bond (GrandMaster ™)	22,943	5,723	17,220	27,940	—	21,207	(1,719)	(22,926)	5,014	22,234
Fidelity VIP Investment Grade Bond (IQ3™)	37,207	9,438	27,769	2,678	—	27,715	31,968	4,253	6,931	34,700
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	27,274	7,606	19,668	2,167	—	860	1,720	860	3,027	22,695
Fidelity VIP Mid Cap (AnnuiChoice II™)	1,575	7,179	(5,604)	21,668	—	80,419	(20,816)	(101,235)	(79,567)	(85,171)
Fidelity VIP Mid Cap (AnnuiChoice™)	1,435	7,067	(5,632)	(15,701)	—	36,739	(32,165)	(68,904)	(84,605)	(90,237)
Fidelity VIP Mid Cap (GrandMaster flex3™)	928	8,978	(8,050)	19,091	—	110,381	27,866	(82,515)	(63,424)	(71,474)
Fidelity VIP Mid Cap (Grandmaster™)	642	8,661	(8,019)	160,831	—	186,396	(42,437)	(228,833)	(68,002)	(76,021)
Fidelity VIP Mid Cap (IQ Annuity™)	1,870	14,565	(12,695)	(3,779)	—	55,047	(50,886)	(105,933)	(109,712)	(122,407)
Fidelity VIP Mid Cap (Pinnacle Plus™)	2,965	30,117	(27,152)	295,414	—	486,526	20,201	(466,325)	(170,911)	(198,063)
Fidelity VIP Mid Cap (Advantedge™)	1,498	10,285	(8,787)	29,453	—	68,422	(52,348)	(120,770)	(91,317)	(100,104)
Fidelity VIP Overseas (Advantedge™)	4,724	4,632	92	4,166	—	29,420	(38,341)	(67,761)	(63,595)	(63,503)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice II™)	$2,589	$2,207	$382	$11,537	$—	$46,686	$(460)	$(47,146)	$(35,609)	$(35,227)
Fidelity VIP Overseas (AnnuiChoice™)	4,451	3,454	997	(54,770)	—	(37,853)	(45,491)	(7,638)	(62,408)	(61,411)
Fidelity VIP Overseas (GrandMaster flex3™)	2,158	2,831	(673)	(22,237)	—	23,866	15,899	(7,967)	(30,204)	(30,877)
Fidelity VIP Overseas (GrandMaster™)	3,033	3,356	(323)	(7,921)	—	18,111	(15,021)	(33,132)	(41,053)	(41,376)
Fidelity VIP Overseas (IQ3™)	5,292	5,652	(360)	(70,954)	—	(4,717)	(4,524)	193	(70,761)	(71,121)
Fidelity VIP Overseas (Pinnacle Plus™)	5,119	6,680	(1,561)	(37,037)	—	32,968	(4,434)	(37,402)	(74,439)	(76,000)
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	576	601	(25)	4,227	—	17,255	12,737	(4,518)	(291)	(316)
JPMorgan IT Mid Cap (Grandmaster™)	816	842	(26)	2,736	—	22,997	20,563	(2,434)	302	276
JPMorgan IT Mid Cap (GrandMaster flex3™)	1,313	1,525	(212)	7,645	—	36,856	29,866	(6,990)	655	443
JPMorgan IT Mid Cap (Pinnacle Plus™)	4,709	5,514	(805)	69,707	—	153,199	88,113	(65,086)	4,621	3,816
JPMorgan IT Mid Cap (AnnuiChoice™)	1,919	1,138	781	35,762	—	53,605	(31)	(53,636)	(17,874)	(17,093)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,376	273	1,103	3,012	—	2,469	—	(2,469)	543	1,646
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	465	154	311	(1)	—	779	989	210	209	520
Van Kampen UIF Emerging Markets Debt (IQ3™)	90	25	65	72	—	232	195	(37)	35	100
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	75	86	(11)	(4,795)	—	(4,376)	493	4,869	74	63
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	373	441	(68)	663	—	2,883	4,064	1,181	1,844	1,776
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	1,195	2,142	(947)	(27,283)	—	(19,308)	13,752	33,060	5,777	4,830
Van Kampen UIF U.S. Real Estate (IQ3™)	710	1,244	(534)	(26,154)	—	(49,362)	(18,700)	30,662	4,508	3,974
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	5,179	4,521	658	(9,348)	—	44,135	17,290	(26,845)	(36,193)	(35,535)
Franklin Growth and Income Securities (Advantedge™)	3,172	1,661	1,511	4,443	—	3,800	(2,232)	(6,032)	(1,589)	(78)
Franklin Growth and Income Securities (AnnuiChoice II™)	2,756	886	1,870	(1,280)	—	5,424	5,591	167	(1,113)	757
Franklin Growth and Income Securities (AnnuiChoice™)	38,137	10,142	27,995	(110,707)	—	39,565	124,034	84,469	(26,238)	1,757
Franklin Growth and Income Securities (GrandMaster flex3™)	17,052	7,163	9,889	(41,334)	—	(54,972)	(21,092)	33,880	(7,454)	2,435
Franklin Growth and Income Securities (Grandmaster™)	27,342	10,993	16,349	55,892	—	100,493	26,098	(74,395)	(18,503)	(2,154)
Franklin Growth and Income Securities (IQ Annuity™)	28,461	11,450	17,011	(86,278)	—	(187,045)	(110,466)	76,579	(9,699)	7,312
Franklin Growth and Income Securities (Pinnacle Plus™)	24,409	12,000	12,409	(201,425)	—	(280,747)	(83,728)	197,019	(4,406)	8,003
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E ™)	—	—	—	15		—	—	—	15	15
Franklin Income Securities (Advantedge™)	10,724	3,069	7,655	6,855	—	12,578	(5,325)	(17,903)	(11,048)	(3,393)
Franklin Income Securities (AnnuiChoice II™)	20,447	4,150	16,297	(11,576)	—	22,705	18,267	(4,438)	(16,014)	283
Franklin Income Securities (AnnuiChoice™)	16,775	2,881	13,894	(27,385)	—	(24,106)	(6,590)	17,516	(9,869)	4,025
Franklin Income Securities (GrandMaster flex3™)	112,181	30,110	82,071	(77,641)	—	(114,529)	(99,790)	14,739	(62,902)	19,169
Franklin Income Securities (Grandmaster™)	75,465	18,366	57,099	96,652	—	145,079	11,288	(133,791)	(37,139)	19,960
Franklin Income Securities (IQ Annuity™)	73,282	18,498	54,784	(42,564)	—	(32,493)	(36,300)	(3,807)	(46,371)	8,413
Franklin Income Securities (Pinnacle Plus™)	71,293	21,628	49,665	(104,933)	—	(129,935)	(57,338)	72,597	(32,336)	17,329
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	—	77	(77)	1,390	—	168	—	(168)	1,222	1,145

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Advantedge™)	$820	$1,803	$(983)	$3,496	$—	$14,110	$6,160	$(7,950)	$(4,454)	$(5,437)
Franklin Large Cap Growth Securities (AnnuiChoice II™)	806	1,409	(603)	(1,983)	—	(446)	(1,914)	(1,468)	(3,451)	(4,054)
Franklin Large Cap Growth Securities (AnnuiChoice™)	426	582	(156)	5,129	—	6,761	(359)	(7,120)	(1,991)	(2,147)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	217	519	(302)	8,348	—	8,848	662	(8,186)	162	(140)
Franklin Large Cap Growth Securities (Grandmaster™)	417	804	(387)	(6,809)	—	(6,508)	(2,635)	3,873	(2,936)	(3,323)
Franklin Large Cap Growth Securities (IQ Annuity™)	1,468	3,229	(1,761)	(3,333)	—	(18,011)	(19,827)	(1,816)	(5,149)	(6,910)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	2,697	11,320	(8,623)	(16,332)	—	3,460	(12,142)	(15,602)	(31,934)	(40,557)
Franklin Mutual Shares Securities (Advantedge™)	25,740	17,682	8,058	57,845	—	92,120	(3,310)	(95,430)	(37,585)	(29,527)
Franklin Mutual Shares Securities (AnnuiChoice II™)	4,885	1,951	2,934	(20,109)	—	(5,432)	2,762	8,194	(11,915)	(8,981)
Franklin Mutual Shares Securities (AnnuiChoice™)	13,430	5,420	8,010	(58,594)	—	5,007	30,997	25,990	(32,604)	(24,594)
Franklin Mutual Shares Securities (GrandMaster flex3™)	25,194	17,337	7,857	(37,463)	—	(212,257)	(206,713)	5,544	(31,919)	(24,062)
Franklin Mutual Shares Securities (IQ Annuity™)	7,624	4,756	2,868	(20,359)	—	(10,722)	(1,140)	9,582	(10,777)	(7,909)
Franklin Mutual Shares Securities (Pinnacle Plus™)	20,704	21,666	(962)	(177,914)	—	(222,549)	(58,416)	164,133	(13,781)	(14,743)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	—	—	—	11		—	—	—	11	11
Franklin Mutual Shares Securities Standard (IQ Advisor™)	277	70	207	(10)	—	(1,463)	(1,851)	(388)	(398)	(191)
Franklin Mutual Shares Securities(Grandmaster™)	27,908	15,655	12,253	259	—	250,047	214,477	(35,570)	(35,311)	(23,058)
Franklin Small Cap Value Securities (Advantedge™)	1,015	1,640	(625)	25,798	—	24,004	6,355	(17,649)	8,149	7,524
Franklin Small Cap Value Securities (AnnuiChoice II™)	45	123	(78)	267	—	1,424	1,322	(102)	165	87
Franklin Small Cap Value Securities (AnnuiChoice™)	849	1,204	(355)	(40)	—	39,382	33,518	(5,864)	(5,904)	(6,259)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	523	1,155	(632)	(1,927)	—	(1,677)	(3,118)	(1,441)	(3,368)	(4,000)
Franklin Small Cap Value Securities (Grandmaster™)	7,258	13,469	(6,211)	145,574	—	212,608	5,027	(207,581)	(62,007)	(68,218)
Franklin Small Cap Value Securities (IQ3 ™)	579	1,236	(657)	4,031	—	18,503	11,143	(7,360)	(3,329)	(3,986)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	3,033	7,724	(4,691)	50,615	—	97,915	17,219	(80,696)	(30,081)	(34,772)
Templeton Foreign Securities Fund (AnnuiChoice II™)	2,509	1,700	809	(2,023)	—	12,184	(5,943)	(18,127)	(20,150)	(19,341)
Templeton Foreign Securities Fund (AnnuiChoice ™)	1,622	892	730	12,700	—	24,465	2,785	(21,680)	(8,980)	(8,250)
Templeton Foreign Securities Fund (Advantedge™)	5,190	4,712	478	6,563	—	18,620	(28,717)	(47,337)	(40,774)	(40,296)
Templeton Foreign Securities Fund (GrandMaster flex3™)	5,974	5,229	745	(27,603)	—	(66,543)	(79,882)	(13,339)	(40,942)	(40,197)
Templeton Foreign Securities Fund (Grandmaster™)	3,748	3,306	442	(12,456)	—	19,233	(1,986)	(21,219)	(33,675)	(33,233)
Templeton Foreign Securities Fund (Pinnacle Plus™)	12,663	17,584	(4,921)	85,441	—	47,739	(105,701)	(153,440)	(67,999)	(72,920)
Templeton Growth Securities (Advantedge™)	1,046	1,276	(230)	(2,338)	—	1,484	(2,439)	(3,923)	(6,261)	(6,491)
Templeton Growth Securities (AnnuiChoice II™)	611	576	35	(9,059)	—	(816)	(3,484)	(2,668)	(11,727)	(11,692)
Templeton Growth Securities (AnnuiChoice™)	1,187	846	341	(3,065)	—	637	(533)	(1,170)	(4,235)	(3,894)
Templeton Growth Securities (GrandMaster flex3™)	9,881	11,405	(1,524)	(65,384)	—	(227,374)	(212,720)	14,654	(50,730)	(52,254)
Templeton Growth Securities (Grandmaster™)	1,720	2,685	(965)	(26,636)	—	10,385	5,552	(4,833)	(31,469)	(32,434)
Templeton Growth Securities (IQ Annuity™)	10,197	11,232	(1,035)	2,102	—	14,335	(45,759)	(60,094)	(57,992)	(59,027)
Templeton Growth Securities (Pinnacle Plus™)	6,137	12,963	(6,826)	78,173	—	29,211	(47,136)	(76,347)	1,826	(5,000)
Templeton Growth Securities (Pinnacle Plus Reduced M&E ™)	—	—	—	29		—	—	—	29	29

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth Securities Standard (IQ Advisor™)	$74	$33	$41	$(8)	$—	$(1,251)	$(1,697)	$(446)	$(454)	$(413)
Invesco Van Kampen VI Comstock (Advantedge™)	—	78	(78)	(18)		—	(90)	(90)	(108)	(186)
Invesco Van Kampen VI Comstock (AnnuiChoice™)	499	271	228	3,365	—	4,679	(234)	(4,913)	(1,548)	(1,320)
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	1,495	1,624	(129)	8,931	—	39,463	24,632	(14,831)	(5,900)	(6,029)
Invesco Van Kampen VI Comstock (Grandmaster™)	1,097	988	109	(2,942)	—	(7,912)	(7,292)	620	(2,322)	(2,213)
Invesco Van Kampen VI Comstock (IQ Annuity™)	229	266	(37)	(569)	—	3,177	3,368	191	(378)	(415)
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	16,872	12,320	4,552	54,695	—	54,978	(15,916)	(70,894)	(16,199)	(11,647)
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	206	190	16	2,195	—	2,688	(34)	(2,722)	(527)	(511)
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	—	58	(58)	21	—	2,113	1,725	(388)	(367)	(425)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	—	48	(48)	323	—	831	—	(831)	(508)	(556)
Invesco Van Kampen VI Capital Growth (Grandmaster™)	—	617	(617)	11,207	—	18,644	5,345	(13,299)	(2,092)	(2,709)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	—	11,065	(11,065)	115,445	—	90,383	(13,898)	(104,281)	11,164	99
Invesco Van Kampen VI Capital Growth (Advantedge™)	—	548	(548)	295	—	1,887	(1,906)	(3,793)	(3,498)	(4,046)
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	—	140	(140)	2,174	—	2,885	(191)	(3,076)	(902)	(1,042)
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	66	152	(86)	32	—	1,452	1,440	(12)	20	(66)
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	225	440	(215)	3,290	—	5,344	650	(4,694)	(1,404)	(1,619)
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	1,943	3,554	(1,611)	6,483	—	42,487	31,583	(10,904)	(4,421)	(6,032)
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	12	912	(900)	(852)	—	9,939	(29)	(9,968)	(10,820)	(11,720)
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	842	10,742	(9,900)	83,611	—	51,347	(9,455)	(60,802)	22,809	12,909
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice™)	—	76	(76)	649		—	—	—	649	573
Van Kampen UIF Emerging Markets Debt (Advantedge™)	7,433	2,521	4,912	7,234	—	8,794	4,770	(4,024)	3,210	8,122
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	2,108	576	1,532	(41)	—	1,410	2,504	1,094	1,053	2,585
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	8,305	1,854	6,451	3,560	—	7,698	7,760	62	3,622	10,073
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	5,385	1,790	3,595	(104)	—	669	3,050	2,381	2,277	5,872
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	1,116	541	575	(2,194)	—	1,088	450	(638)	(2,832)	(2,257)
Van Kampen UIF Emerging Markets Debt (IQ3™)	5,296	1,599	3,697	2,618	—	10,221	9,648	(573)	2,045	5,742
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	174,603	42,087	132,516	6,455	—	11,115	(47,329)	(58,444)	(51,989)	80,527
Van Kampen UIF Emerging Markets Equity (Advantedge™)	1,352	5,708	(4,356)	16,979	—	73,656	(10,224)	(83,880)	(66,901)	(71,257)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	290	895	(605)	(496)	—	18,490	3,130	(15,360)	(15,856)	(16,461)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	1,113	2,984	(1,871)	36,373	—	122,219	26,461	(95,758)	(59,385)	(61,256)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	1,724	7,317	(5,593)	80,888	—	237,616	66,783	(170,833)	(89,945)	(95,538)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	3,126	11,443	(8,317)	61,937	—	263,417	34,706	(228,711)	(166,774)	(175,091)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	1,444	5,880	(4,436)	2,047	—	137,566	54,893	(82,673)	(80,626)	(85,062)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	3,800	17,438	(13,638)	74,559	—	167,707	(115,813)	(283,520)	(208,961)	(222,599)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	1,081	2,273	(1,192)	(12,592)	—	(6,427)	13,785	20,212	7,620	6,428
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	785	1,320	(535)	8,016	—	7,911	4,898	(3,013)	5,003	4,468
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	3,994	13,557	(9,563)	186,595	—	167,527	36,716	(130,811)	55,784	46,221

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (Advantedge™)	$620	$2,123	$(1,503)	$7,875	$—	$6,716	$(1,075)	$(7,791)	$84	$(1,419)
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	450	1,302	(852)	(5,338)	—	9,554	18,995	9,441	4,103	3,251
Van Kampen UIF U.S. Real Estate (Grandmaster™)	1,622	3,578	(1,956)	43,822	—	53,216	9,591	(43,625)	197	(1,759)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	781	2,122	(1,341)	12,719	—	54,706	49,751	(4,955)	7,764	6,423
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	2,078	508	1,570	(110)	—	—	(6,903)	(6,903)	(7,013)	(5,443)
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	145	18	127	(4)	—	—	(497)	(497)	(501)	(374)
BlackRock Capital Appreciation VI (Annuichoice™)*	160	13	147	—	—	—	(207)	(207)	(207)	(60)
BlackRock Global Allocation VI (Advantedge™)*	23,859	3,597	20,262	(1,553)	—	—	(60,498)	(60,498)	(62,051)	(41,789)
BlackRock Global Allocation VI (AnnuiChoice II™)*	1,801	135	1,666	(76)	—	—	(2,453)	(2,453)	(2,529)	(863)
BlackRock Global Allocation VI (Annuichoice™)*	6,933	415	6,518	(123)	—	—	(10,360)	(10,360)	(10,483)	(3,965)
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	1,506	65	1,441	(3)	—	—	(2,240)	(2,240)	(2,243)	(802)
BlackRock Global Allocation VI (Grandmaster™)*	404	3	401	(57)	—	—	(637)	(637)	(694)	(293)
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™)	100	37	63	1,605	—	1,017	—	(1,017)	588	651
Columbia VIT Mid Cap (Grandmaster™)	626	202	424	14,310	—	10,494	(1)	(10,495)	3,815	4,239
Columbia VIT Mid Cap (Grandmaster flex3 ™)	135	50	85	815	—	—	—	—	815	900
Columbia VIT Mid Cap (Pinnacle Plus™)	1,860	733	1,127	18,997	—	7,840	1	(7,839)	11,158	12,285
Columbia VIT MidCap Value Opportunity (Advantedge™)*	—	69	(69)	(137)	—	—	(1,130)	(1,130)	(1,267)	(1,336)
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)*	—	93	(93)	(14)	—	—	(1,664)	(1,664)	(1,678)	(1,771)
Columbia VIT MidCap Value Opportunity (Grandmaster™)*	—	129	(129)	(438)	—	—	(5,193)	(5,193)	(5,631)	(5,760)
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)*	—	1,193	(1,193)	(6,265)	—	—	(17,586)	(17,586)	(23,851)	(25,044)
Columbia VIT Small Cap (Advantedge™)	30,249	2,414	27,835	(541)	—	6,083	(44,898)	(50,981)	(51,522)	(23,687)
Columbia VIT Small Cap (AnnuiChoice II ™)	1,251	95	1,156	(52)	—	67	(1,977)	(2,044)	(2,096)	(940)
Columbia VIT Small Cap (Grandmaster™)	7,249	746	6,503	3,912	—	10,129	(5,130)	(15,259)	(11,347)	(4,844)
Columbia VIT Small Cap (Pinnacle Plus™)	24,270	3,499	20,771	(8,015)	—	21,067	(19,300)	(40,367)	(48,382)	(27,611)
DWS Small Cap Index VIP (AnnuiChoice II™)	207	329	(122)	(1,083)	—	2,483	149	(2,334)	(3,417)	(3,539)
DWS Small Cap Index VIP (AnnuiChoice™)	412	627	(215)	16,098	—	26,293	6,520	(19,773)	(3,675)	(3,890)
DWS Small Cap Index VIP (GrandMaster flex3™)	487	1,239	(752)	8,376	—	35,769	22,079	(13,690)	(5,314)	(6,066)
DWS Small Cap Index VIP (Grandmaster™)	114	261	(147)	(219)	—	3,903	2,750	(1,153)	(1,372)	(1,519)
DWS Small Cap Index VIP (IQ3™)	643	1,583	(940)	(732)	—	(4,313)	(9,534)	(5,221)	(5,953)	(6,893)
DWS Small Cap Index VIP (Pinnacle Plus™)	1,628	4,655	(3,027)	(21,860)	—	4,984	16,451	11,467	(10,393)	(13,420)
DWS Small Cap Index VIP (Advantedge™)	13	36	(23)	12	—	555	427	(128)	(116)	(139)
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	11,471	2,186	9,285	1,848	—	15,966	5,330	(10,636)	(8,788)	497
Pimco VIT All Asset (Pinnacle Plus™)	14,957	3,424	11,533	3,994	—	6,875	(7,459)	(14,334)	(10,340)	1,193
Pimco VIT All Asset (Grandmaster™)	92,174	16,367	75,807	(6,974)	—	8,867	(64,041)	(72,908)	(79,882)	(4,075)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3™)	$15,037	$2,794	$12,243	$154	$—	$3,578	$(9,509)	$(13,087)	$(12,933)	$(690)
Pimco VIT All Asset (Advantedge™)	25,889	5,397	20,492	1,822	—	1,921	(20,124)	(22,045)	(20,223)	269
Pimco VIT All Asset (AnnuiChoice II™)	25,829	3,838	21,991	(1,598)	—	63	(18,270)	(18,333)	(19,931)	2,060
Pimco VIT All Asset (AnnuiChoice™)	4,893	651	4,242	(51)	—	(1,662)	(5,275)	(3,613)	(3,664)	578
Pimco VIT Commodity Real Return Strategy (Advantedge™)	65,431	7,426	58,005	(15,941)	—	6,833	(82,710)	(89,543)	(105,484)	(47,479)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	32,063	2,641	29,422	1,461	—	27,824	(21,650)	(49,474)	(48,013)	(18,591)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	7,354	531	6,823	2,851	—	6,099	(6,496)	(12,595)	(9,744)	(2,921)
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	73,381	7,176	66,205	11,241	—	76,709	(53,801)	(130,510)	(119,269)	(53,064)
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	25,776	2,762	23,014	5,983	—	25,647	(18,720)	(44,367)	(38,384)	(15,370)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	10,984	1,240	9,744	109	—	8,038	(8,844)	(16,882)	(16,773)	(7,029)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	69,435	8,484	60,951	(2,923)	—	37,831	(62,325)	(100,156)	(103,079)	(42,128)
Pimco VIT Low Duration (IQ Annuity™)	9,083	8,559	524	958	—	1,227	(4,676)	(5,903)	(4,945)	(4,421)
Pimco VIT Low Duration (Grandmaster™)	1,086	926	160	401	—	1,044	367	(677)	(276)	(116)
Pimco VIT Low Duration (GrandMaster flex3™)	2,883	2,843	40	275	—	1,683	959	(724)	(449)	(409)
Pimco VIT Low Duration (Advantedge™)	8,194	8,412	(218)	2,867	—	3,202	(3,147)	(6,349)	(3,482)	(3,700)
Pimco VIT Low Duration (AnnuiChoice II™)	1,589	1,158	431	37	—	768	163	(605)	(568)	(137)
Pimco VIT Low Duration (AnnuiChoice™)	2,876	1,843	1,033	(3,094)	—	(445)	274	719	(2,375)	(1,342)
Pimco VIT Low Duration (Pinnacle Plus™)	6,338	6,823	(485)	4,599	—	9,049	581	(8,468)	(3,869)	(4,354)
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E ™)	—	(5)	5	(6)		—	—	—	(6)	(1)
Pimco VIT Real Return (AnnuiChoice II™)	7,096	1,334	5,762	1,472	—	2,642	6,058	3,416	4,888	10,650
Pimco VIT Real Return (Advantedge™)	8,030	2,176	5,854	2,683	—	1,461	3,879	2,418	5,101	10,955
Pimco VIT Real Return (AnnuiChoice™)	22,973	4,436	18,537	846	—	5,835	30,385	24,550	25,396	43,933
Pimco VIT Real Return (Grandmaster flex3™)	3,221	1,047	2,174	794	—	2,971	5,512	2,541	3,335	5,509
Pimco VIT Real Return (Grandmaster™)	6,014	1,634	4,380	1,004	—	3,069	8,588	5,519	6,523	10,903
Pimco VIT Real Return (IQ Annuity™)	12,534	3,586	8,948	5,717	—	11,887	19,086	7,199	12,916	21,864
Pimco VIT Real Return (Pinnacle Plus™)	173,645	43,812	129,833	17,515	—	5,190	85,400	80,210	97,725	227,558
Pimco VIT Real Return (Pinnacle Plus Reduced M&E ™)	—	(4)	4	(9)	—	—	—	—	(9)	(5)
Pimco VIT Total Return (Advantedge™)	144,480	56,305	88,175	30,197	—	14,381	(42,323)	(56,704)	(26,507)	61,668
Pimco VIT Total Return (AnnuiChoice II™)	39,789	11,487	28,302	3,657	—	23,381	13,746	(9,635)	(5,978)	22,324
Pimco VIT Total Return (AnnuiChoice™)	38,897	9,783	29,114	19,207	—	34,082	8,944	(25,138)	(5,931)	23,183
Pimco VIT Total Return (Grandmaster flex3™)	23,769	9,264	14,505	5,654	—	6,076	(2,986)	(9,062)	(3,408)	11,097
Pimco VIT Total Return (Grandmaster™)	35,880	12,319	23,561	17,190	—	11,782	(8,789)	(20,571)	(3,381)	20,180
Pimco VIT Total Return (IQ Annuity™)	37,992	14,079	23,913	9,954	—	13,745	(1,537)	(15,282)	(5,328)	18,585
Pimco VIT Total Return (Pinnacle Plus™)	42,619	16,485	26,134	2,245	—	(8,935)	(24,210)	(15,275)	(13,030)	13,104
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	1	(8)	9	(10)	—	—	—	—	(10)	(1)
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	—	533	(533)	379	—	2,624	(1,369)	(3,993)	(3,614)	(4,147)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
Non-Affiliated Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	$—	$727	$(727)	$(400)	$—	$(961)	$(3,468)	$(2,507)	$(2,907)	$(3,634)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	—	506	(506)	(268)	—	(2,127)	(5,969)	(3,842)	(4,110)	(4,616)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	—	35	(35)	(3)	—	706	478	(228)	(231)	(266)
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	—	20	(20)	(39)	—	(40)	(99)	(59)	(98)	(118)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	—	183	(183)	406	—	1,828	748	(1,080)	(674)	(857)
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	788	592	196	(24)	—	217	(1,723)	(1,940)	(1,964)	(1,768)
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	3,925	1,826	2,099	68	—	7,241	(2,400)	(9,641)	(9,573)	(7,474)
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	3,417	1,835	1,582	(120)	—	4,435	(3,864)	(8,299)	(8,419)	(6,837)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	714	464	250	13	—	1,055	(606)	(1,661)	(1,648)	(1,398)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	595	430	165	8	—	903	(557)	(1,460)	(1,452)	(1,287)
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	168	154	14	50	—	125	(25)	(150)	(100)	(86)
Rydex SGI VT Managed Futures Strategies (Advantedge™)	—	1,989	(1,989)	4	—	3,586	(7,514)	(11,100)	(11,096)	(13,085)
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	—	215	(215)	139	—	(974)	(1,261)	(287)	(148)	(363)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	—	2,007	(2,007)	(61)	—	(1,664)	(11,625)	(9,961)	(10,022)	(12,029)
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	—	67	(67)	(2)	—	104	(375)	(479)	(481)	(548)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	—	45	(45)	(163)	—	(87)	(15)	72	(91)	(136)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	—	160	(160)	(197)	—	(515)	(1,439)	(924)	(1,121)	(1,281)
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	—	1,525	(1,525)	(383)	—	4,669	8,257	3,588	3,205	1,680
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	—	670	(670)	194	—	3,570	5,310	1,740	1,934	1,264
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	—	670	(670)	(6,270)	—	(9,122)	(296)	8,826	2,556	1,886
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	—	302	(302)	(295)	—	833	1,767	934	639	337
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	—	1,035	(1,035)	262	—	3,544	4,949	1,405	1,667	632
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	—	1,366	(1,366)	650	—	6,160	8,644	2,484	3,134	1,768
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	—	2,853	(2,853)	4,863	—	2,045	4,106	2,061	6,924	4,071
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)*	250	136	114	8	—	—	136	136	144	258
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)*	269	154	115	2	—	—	239	239	241	356
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)*	243	175	68	33	—	—	148	148	181	249
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)*	68	64	4	3	—	—	165	165	168	172
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)*	219	56	163	2	—	—	(62)	(62)	(60)	103
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)*	30	17	13	—	—	—	189	189	189	202
iShares S&P 500 Growth Index ETF (Varoom)*	103	211	(108)	60	—	—	32	32	92	(16)
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)*	1,845	1,793	52	(488)	—	—	(621)	(621)	(1,109)	(1,057)
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)*	11	33	(22)	—	—	—	134	134	134	112
iShares S&P 500 Index ETF (Varoom)*	519	177	342	(96)	—	—	726	726	630	972
iShares S&P 500 Index ETF (Varoom GLWB 1)*	11,654	7,619	4,035	(9,206)	—	—	(17,827)	(17,827)	(27,033)	(22,998)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2011

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
		Mortality and						Change in net unrealized		Net increase
		expense risk and		Realized gain (loss)				appreciation	Net realized and	(decrease) in net
	Reinvested	administrative	Net investment	on sales of	Realized gain	Beginning of		(depreciation)	unrealized gain (loss)	assets resulting from
Division	dividends	charges	income (loss)	investments	distributions	period	End of period	during the period	on investments	operations
ETF Shares (continued):
iShares S&P 500 Index ETF (Varoom GLWB 2)*	$298	$250	$48	$(16)	$—	$—	$(135)	$(135)	$(151)	$(103)
iShares S&P 500 Value Index ETF (Varoom GLWB 1)*	552	(498)	1,050	(2,452)	—	—	143	143	(2,309)	(1,259)
iShares S&P 500 Value Index ETF (Varoom GLWB 2)*	49	33	16	(2)	—	—	134	134	132	148
iShares S&P MidCap 400 Index ETF (Varoom)*	209	210	(1)	72	—	—	(2,263)	(2,263)	(2,191)	(2,192)
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)*	2,271	1,955	316	(3,740)	—	—	(13,918)	(13,918)	(17,658)	(17,342)
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)*	110	147	(37)	(11)	—	—	(630)	(630)	(641)	(678)
iShares S&P SmallCap 600 Index ETF (Varoom)*	129	191	(62)	16	—	—	(755)	(755)	(739)	(801)
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)*	924	876	48	(1,807)	—	—	(1,650)	(1,650)	(3,457)	(3,409)
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)*	52	103	(51)	(8)	—	—	(296)	(296)	(304)	(355)
iShares S&P Citigroup International Treasury Bond (Varoom)*	344	194	150	103	—	—	(656)	(656)	(553)	(403)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)*	2,506	2,046	460	947	—	—	(3,855)	(3,855)	(2,908)	(2,448)
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)*	52	33	19	—	—	—	(62)	(62)	(62)	(43)
Vanguard Dividend Appreciation Index Fund ETF (Varoom)*	81	56	25	2	—	—	175	175	177	202
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)*	798	621	177	2	—	—	1,472	1,472	1,474	1,651
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)*	—	233	(233)	(28)	—	—	(5,066)	(5,066)	(5,094)	(5,327)
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)*	—	202	(202)	(17)	—	—	(1,963)	(1,963)	(1,980)	(2,182)
Vanguard MSCI EAFE ETF (Varoom)*	1	201	(200)	23	—	—	(3,147)	(3,147)	(3,124)	(3,324)
Vanguard MSCI EAFE ETF (Varoom GLWB 1)*	13	1,249	(1,236)	(1,888)	—	—	(16,393)	(16,393)	(18,281)	(19,517)
Vanguard MSCI EAFE ETF (Varoom GLWB 2)*	—	56	(56)	(10)	—	—	(771)	(771)	(781)	(837)
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)*	353	135	218	9	—	—	5	5	14	232
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)*	187	116	71	—	—	—	136	136	136	207
Vanguard Large-Cap Index ETF (Varoom)*	75	55	20	1	—	—	(30)	(30)	(29)	(9)
Vanguard Large-Cap Index ETF (Varoom GLWB 2)*	218	213	5	(17)	—	—	(340)	(340)	(357)	(352)
Vanguard Mega Cap 300 Index ETF (Varoom)*	274	139	135	1	—	—	1,463	1,463	1,464	1,599
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)*	101	61	40	(5)	—	—	104	104	99	139
Vanguard REIT Index ETF (Varoom GLWB 2)*	57	55	2	3	—	—	105	105	108	110
Vanguard Total Bond Market Index ETF (Varoom)*	446	507	(61)	257	—	—	579	579	836	775
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)*	14,762	13,151	1,611	8,494	—	—	23,456	23,456	31,950	33,561
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)*	794	767	27	130	—	—	1,623	1,623	1,753	1,780

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$(49)	$(2,625)	$(422)	$(3,096)	$49,114	$(2,076)	$(1,718)	$(1,286)	$44,034	$40,938	$204,420	$245,358	5,047	(335)	(159)	4,553
Touchstone Aggressive ETF (AnnuiChoice™)	1,672	(615)	(4,534)	(3,477)	175	(1,629)	17,967	(122)	16,391	12,914	361,600	374,514	14	(149)	1,566	1,431
Touchstone Aggressive ETF (GrandMaster flex3™)	(1,028)	(4,573)	(2,651)	(8,252)	—	(23,664)	(1,372)	(309)	(25,345)	(33,597)	499,147	465,550	—	(2,159)	(127)	(2,286)
Touchstone Aggressive ETF (Grandmaster™)	4,075	(894)	2,281	5,462	200	(11,519)	336,340	(27)	324,994	330,456	11,625	342,081	18	(1,027)	30,062	29,053
Touchstone Aggressive ETF (IQ Annuity™)	(1,048)	(6,084)	(845)	(7,977)	—	(77,711)	10,224	(331)	(67,818)	(75,795)	539,090	463,295	—	(6,853)	858	(5,995)
Touchstone Aggressive ETF (Pinnacle Plus™)	339	(176)	(813)	(650)	544	(2,339)	46,108	(148)	44,165	43,515	102,471	145,986	47	(217)	4,241	4,071
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	1,757	4,608	(17,792)	(11,427)	47,865	(863)	(9,533)	(451)	37,018	25,591	636,005	661,596	3,172	(99)	(698)	2,375
Touchstone Baron Small Cap (Advantedge™)	(6,986)	31,148	(21,257)	2,905	67,055	(22,445)	117,328	(690)	161,248	164,153	343,832	507,985	5,698	(2,037)	9,561	13,222
Touchstone Baron Small Cap (AnnuiChoice II™)	(15,366)	3,473	53,759	41,866	105,204	(3,751)	61,011	(215)	162,249	204,115	1,209,261	1,413,376	8,213	(314)	4,756	12,655
Touchstone Baron Small Cap (AnnuiChoice™)	(5,870)	24,509	(4,870)	13,769	—	(424)	(78,537)	(104)	(79,065)	(65,296)	570,047	504,751	—	(26)	(4,222)	(4,248)
Touchstone Baron Small Cap (GrandMaster flex3™)	(9,365)	(31,621)	61,850	20,864	90	(28,786)	(42,076)	(287)	(71,059)	(50,195)	614,712	564,517	5	(1,537)	(2,245)	(3,777)
Touchstone Baron Small Cap (Grandmaster™)	(2,873)	(943)	(14,696)	(18,512)	—	(75,582)	(54,913)	(75)	(130,570)	(149,082)	366,025	216,943	1	(4,663)	(5,313)	(9,975)
Touchstone Baron Small Cap (IQ Annuity™)	(17,892)	(58,698)	116,469	39,879	726	(115,966)	(5,003)	(330)	(120,573)	(80,694)	1,218,078	1,137,384	38	(6,070)	(313)	(6,345)
Touchstone Baron Small Cap (Pinnacle Plus™)	(12,319)	167,065	(120,055)	34,691	27,305	(37,948)	(623,092)	(601)	(634,336)	(599,645)	1,234,685	635,040	1,490	(2,116)	(33,586)	(34,212)
Touchstone Conservative ETF (AnnuiChoice II™)	4,064	5,461	2,612	12,137	7,380	(24,869)	(916)	(2,305)	(20,710)	(8,573)	555,988	547,415	592	(2,208)	(82)	(1,698)
Touchstone Conservative ETF (Advantedge™)	914	389	(242)	1,061	41,971	(203)	17,847	(243)	59,372	60,433	30,339	90,772	3,914	(41)	1,611	5,484
Touchstone Conservative ETF (AnnuiChoice™)	352	26	265	643	—	—	14,674	(17)	14,657	15,300	11,263	26,563	—	(1)	1,180	1,179
Touchstone Conservative ETF (GrandMaster flex3™)	(5,477)	100,869	(68,288)	27,104	—	(904,362)	3,479	(130)	(901,013)	(873,909)	1,682,281	808,372	—	(74,150)	311	(73,839)
Touchstone Conservative ETF (Grandmaster™)	1,097	3,662	(206)	4,553	—	(11,699)	(4,238)	(12)	(15,949)	(11,396)	221,025	209,629	—	(943)	(337)	(1,280)
Touchstone Conservative ETF (IQ Annuity™)	8,987	2,502	22,328	33,817	2,400	(134,025)	233,104	(887)	100,592	134,409	1,767,976	1,902,385	196	(11,067)	18,983	8,112
Touchstone Conservative ETF (Pinnacle Plus™)	6,866	9,867	5,987	22,720	729	(54,931)	752,391	(577)	697,612	720,332	1,159,102	1,879,434	61	(4,590)	62,191	57,662
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)	24	308	167	499	14,408	(33,007)	14	(41)	(18,626)	(18,127)	18,128	1	1,400	(3,199)	4	(1,795)
Touchstone Core Bond (Advantedge ™) (April 6)*	6,177	455	2,594	9,226	22,503	—	19,665	(901)	41,267	50,493	125,199	175,692	1,876	(77)	1,648	3,447
Touchstone Core Bond (AnnuiChoice II™)	4,390	1,560	1,951	7,901	—	(21,303)	18,691	(149)	(2,761)	5,140	115,004	120,144	—	(1,702)	1,462	(240)
Touchstone Core Bond (AnnuiChoice™)	22,134	6,738	7,945	36,817	—	(22,612)	177,534	(565)	154,357	191,174	391,491	582,665	—	(1,570)	12,218	10,648
Touchstone Core Bond (GrandMaster flex3™)	10,503	1,144	5,356	17,003	—	(15,698)	135,706	(110)	119,898	136,901	167,427	304,328	—	(1,158)	10,125	8,967
Touchstone Core Bond (Grandmaster™)	29,785	29,512	(15,869)	43,428	—	(39,640)	239,315	(65)	199,610	243,038	572,198	815,236	—	(3,035)	18,054	15,019
Touchstone Core Bond (IQ Annuity™)	5,032	3,250	1,513	9,795	19,299	(27,220)	(13,225)	(190)	(21,336)	(11,541)	163,474	151,933	1,408	(1,991)	(984)	(1,567)
Touchstone Core Bond (Pinnacle Plus™)	17,419	42,200	(19,248)	40,371	729	(61,406)	41,127	(212)	(19,762)	20,609	569,198	589,807	59	(4,836)	3,456	(1,321)
Touchstone Enhanced ETF (Advantedge™)	(1,190)	(8,616)	247	(9,559)	8,000	(2,292)	3,174	(1,004)	7,878	(1,681)	167,279	165,598	785	(364)	406	827
Touchstone Enhanced ETF (AnnuiChoice™)	(751)	6,493	(28,137)	(22,395)	—	(1,659)	(20,245)	(284)	(22,188)	(44,583)	460,189	415,606	—	(162)	(1,784)	(1,946)
Touchstone Enhanced ETF (GrandMaster flex3™)	(6,478)	(58,631)	13,756	(51,353)	2,180	(51,466)	30,790	(498)	(18,994)	(70,347)	934,238	863,891	192	(4,658)	2,692	(1,774)
Touchstone Enhanced ETF (Grandmaster™)	(1,126)	2,945	(13,074)	(11,255)	—	(8,425)	(1,164)	(95)	(9,684)	(20,939)	212,582	191,643	—	(769)	(119)	(888)
Touchstone Enhanced ETF (IQ Annuity™)	(3,239)	(46,455)	21,847	(27,847)	2,000	(51,619)	12,995	(216)	(36,840)	(64,687)	525,110	460,423	169	(4,595)	1,065	(3,361)
Touchstone Enhanced ETF (Pinnacle Plus™)	(3,125)	36,265	(46,837)	(13,697)	63	(13,074)	(109,307)	(310)	(122,628)	(136,325)	432,285	295,960	5	(1,180)	(9,351)	(10,526)
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	(552)	5,871	(14,552)	(9,233)	31,930	(29,536)	606	(334)	2,666	(6,567)	166,331	159,764	2,365	(2,276)	57	146
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	(913)	16,324	(18,473)	(3,062)	—	(54,565)	—	(434)	(54,999)	(58,061)	280,570	222,509	—	(3,856)	—	(3,856)
Touchstone High Yield (Advantedge ™)	2,006	746	(1,445)	1,307	—	(1,098)	23,666	(5)	22,563	23,870	4,994	28,864	—	(88)	1,936	1,848
Touchstone High Yield (AnnuiChoice II™)	634	359	(574)	419	—	(48)	(2,026)	(18)	(2,092)	(1,673)	9,811	8,138	—	(5)	(155)	(160)
Touchstone High Yield (AnnuiChoice™)	20,350	10,647	(18,003)	12,994	—	(1,049)	(10,221)	(308)	(11,578)	1,416	255,444	256,860	—	(73)	(530)	(603)
Touchstone High Yield (GrandMaster flex3™)	14,284	24,526	(29,062)	9,748	—	(156,949)	(4,901)	(213)	(162,063)	(152,315)	351,285	198,970	—	(9,138)	(398)	(9,536)
Touchstone High Yield (Grandmaster™)	11,047	4,380	(9,693)	5,734	—	(6,122)	16,666	(35)	10,509	16,243	127,394	143,637	—	(423)	1,129	706
Touchstone High Yield (IQ Annuity™)	21,044	(750)	(7,799)	12,495	3,499	(6,041)	(11,309)	(169)	(14,020)	(1,525)	281,311	279,786	195	(342)	(629)	(776)
Touchstone High Yield (Pinnacle Plus™)	29,815	9,263	(17,320)	21,758	804	(55,467)	(132,834)	(422)	(187,919)	(166,161)	597,866	431,705	54	(3,721)	(8,939)	(12,606)
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	—	15	—	15	12,195	(12,209)	—	—	(14)	1	—	1	—	—	(40,956)	(40,956)
Touchstone Large Cap Core Equity (Advantedge ™)	287	(275)	1,309	1,321	27,499	(241)	3,130	(174)	30,214	31,535	24,520	56,055	3,009	(45)	322	3,286
Touchstone Large Cap Core Equity (AnnuiChoice II™)	494	272	176	942	26,043	(190)	(296)	(138)	25,419	26,361	21,323	47,684	2,615	(33)	(19)	2,563
Touchstone Large Cap Core Equity (AnnuiChoice ™)	36	6,579	(7,334)	(719)	—	(32,376)	(45,831)	(108)	(78,315)	(79,034)	134,188	55,154	—	(2,861)	(4,212)	(7,073)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	(266)	(9,203)	8,973	(496)	—	(62,714)	(24,791)	(98)	(87,603)	(88,099)	151,989	63,890	—	(5,187)	(2,329)	(7,516)
Touchstone Large Cap Core Equity (Grandmaster™)	902	60,818	(75,184)	(13,464)	—	(136,597)	(122,999)	(65)	(259,661)	(273,125)	797,237	524,112	—	(11,579)	(13,165)	(24,744)
Touchstone Large Cap Core Equity (IQ Annuity™)	933	(4,176)	8,863	5,620	—	(20,809)	(44)	(194)	(21,047)	(15,427)	373,587	358,160	—	(1,837)	(16)	(1,853)
Touchstone Large Cap Core Equity (Pinnacle Plus™)	(1,701)	(40,168)	36,268	(5,601)	3,591	(27,243)	(154,161)	(264)	(178,077)	(183,678)	505,471	321,793	275	(2,294)	(13,456)	(15,475)
Touchstone Mid Cap Growth (Advantedge ™)	(251)	5,011	(5,125)	(365)	—	(866)	(13,532)	(14)	(14,412)	(14,777)	22,478	7,701	—	(90)	(1,207)	(1,297)
Touchstone Mid Cap Growth (AnnuiChoice II™)	(640)	(5,191)	(11,142)	(16,973)	75,720	(594)	(3,631)	(263)	71,232	54,259	56,506	110,765	6,229	(74)	(360)	5,795

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Mid Cap Growth (AnnuiChoice™)	$(1,086)	$(19,289)	$3,239	$(17,136)	$—	$(21,174)	$(401)	$(93)	$(21,668)	$(38,804)	$156,713	$117,909	—	(1,059)	(107)	(1,166)
Touchstone Mid Cap Growth (GrandMaster flex3™)	(3,902)	(22,964)	(10,236)	(37,102)	300	(24,820)	8,672	(146)	(15,994)	(53,096)	308,812	255,716	17	(1,294)	418	(859)
Touchstone Mid Cap Growth (Grandmaster™)	(2,560)	(65,201)	31,961	(35,800)	15,238	(8,292)	7,569	(86)	14,429	(21,371)	238,550	217,179	1,048	(572)	152	628
Touchstone Mid Cap Growth (IQ Annuity™)	(3,043)	(18,568)	(13,755)	(35,366)	3,499	(21,633)	9,597	(143)	(8,680)	(44,046)	273,681	229,635	175	(1,092)	364	(553)
Touchstone Mid Cap Growth (Pinnacle Plus™)	(13,239)	126,129	(205,674)	(92,784)	25,249	(29,266)	(713,186)	(951)	(718,154)	(810,938)	1,466,615	655,677	1,373	(1,724)	(39,354)	(39,705)
Touchstone Moderate ETF (Advantedge™)	3,867	6,816	(9,038)	1,645	33,887	(1,371)	(7,359)	(4,567)	20,590	22,235	740,573	762,808	3,253	(571)	(692)	1,990
Touchstone Moderate ETF (AnnuiChoice™)	4,899	10,712	(12,743)	2,868	—	(13,170)	(34,057)	(134)	(47,361)	(44,493)	545,118	500,625	—	(1,093)	(2,889)	(3,982)
Touchstone Moderate ETF (GrandMaster flex3™)	6,657	(1,543)	(4,154)	960	4,800	(44,590)	111,327	(685)	70,852	71,812	1,182,118	1,253,930	402	(3,762)	9,171	5,811
Touchstone Moderate ETF (Grandmaster™)	844	3,436	(3,278)	1,002	100	(1,535)	(12,904)	(21)	(14,360)	(13,358)	146,136	132,778	9	(124)	(1,056)	(1,171)
Touchstone Moderate ETF (IQ Annuity™)	4,603	1,036	9,042	14,681	—	(359,550)	(359,876)	(1,046)	(720,472)	(705,791)	2,297,886	1,592,095	—	(30,562)	(29,421)	(59,983)
Touchstone Moderate ETF (Pinnacle Plus™)	3,507	31,720	(27,888)	7,339	—	(197,322)	(382,328)	(1,784)	(581,434)	(574,095)	2,541,415	1,967,320	—	(16,842)	(32,454)	(49,296)
Touchstone Moderate ETF Fund (Pinnacle Plus Reduced M&E ™)	(106)	1,453	(1)	1,346	111,261	(112,607)	—	—	(1,346)	—	—	—	10,620	(10,620)	—	—
Touchstone Moderate ETF Fund (AnnuiChoice II™)	7,386	11,750	(15,599)	3,537	111,908	(33,267)	(7,341)	(1,550)	69,750	73,287	742,158	815,445	10,683	(3,379)	(711)	6,593
Touchstone Money Market (IQ3™)	(58,801)	—	—	(58,801)	59,538	(648,372)	(143,466)	(1,279)	(733,579)	(792,380)	2,396,919	1,604,539	5,497	(60,135)	(15,929)	(70,567)
Touchstone Money Market (GrandMaster flex3™)	(18,863)	—	—	(18,863)	1,850	(477,277)	184,471	(474)	(291,430)	(310,293)	899,518	589,225	175	(44,987)	16,658	(28,154)
Touchstone Money Market (AnnuiChoice II™)	(3,452)	—	—	(3,452)	22,638	(15,645)	(6,778)	(151)	64	(3,388)	313,854	310,466	2,315	(1,609)	(689)	17
Touchstone Money Market (Advantedge™)	(6,745)	—	—	(6,745)	207,414	(88,753)	(5,111)	(24)	113,526	106,781	122,425	229,206	21,046	(9,061)	(813)	11,172
Touchstone Money Market (Pinnacle Plus™)	(18,914)	—	—	(18,914)	729	(652,674)	484,096	(962)	(168,811)	(187,725)	1,263,054	1,075,329	75	(67,673)	50,239	(17,359)
Touchstone Money Market (AnnuiChoice™)	(8,066)	—	—	(8,066)	240	(375,227)	507,057	(1,067)	131,003	122,937	838,601	961,538	21	(33,469)	45,154	11,706
Touchstone Money Market (Grandmaster™)	(49,542)	—	—	(49,542)	21,801	(668,625)	909,094	(1,464)	260,806	211,264	3,136,861	3,348,125	2,018	(61,989)	83,526	23,555
Touchstone Third Avenue Value (Advantedge™)	1,577	31,502	(82,286)	(49,207)	24,730	(8,312)	(57,899)	(1,123)	(42,604)	(91,811)	364,885	273,074	2,476	(1,012)	(5,276)	(3,812)
Touchstone Third Avenue Value (AnnuiChoice II™)	4,296	(5,620)	(65,502)	(66,826)	36,391	(32,413)	(81,272)	(497)	(77,791)	(144,617)	512,137	367,520	4,284	(3,672)	(7,946)	(7,334)
Touchstone Third Avenue Value (AnnuiChoice™)	5,970	55,055	(173,128)	(112,103)	1,824	(118,818)	(155,033)	(671)	(272,698)	(384,801)	902,794	517,993	113	(7,178)	(9,592)	(16,657)
Touchstone Third Avenue Value (GrandMaster flex3™)	4,739	(180,452)	9,002	(166,711)	—	(119,733)	(57,916)	(638)	(178,287)	(344,998)	1,154,264	809,266	—	(7,513)	(3,582)	(11,095)
Touchstone Third Avenue Value (Grandmaster™)	55	(478,474)	209,346	(269,073)	11,042	(182,803)	(789,001)	(556)	(961,318)	(1,230,391)	2,204,454	974,063	788	(13,002)	(59,192)	(71,406)
Touchstone Third Avenue Value (IQ Annuity™)	9,645	(375,021)	73,104	(292,272)	6,876	(241,905)	(135,211)	(705)	(370,945)	(663,217)	2,045,993	1,382,776	420	(16,029)	(8,309)	(23,918)
Touchstone Third Avenue Value (Pinnacle Plus™)	(1,014)	(330,492)	128,343	(203,163)	4,668	(193,627)	(469,916)	(929)	(659,804)	(862,967)	1,712,671	849,704	288	(12,263)	(27,849)	(39,824)
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E ™)	—	25	—	25	9,610	(9,634)	—	—	(24)	1	—	1	—	—	—	—
Non-Affiliated Initial Class:											—
Fidelity VIP Equity-Income (Grandmaster™)	83,713	(385,156)	273,595	(27,848)	23,320	(1,101,546)	(513,082)	(3,804)	(1,595,112)	(1,622,960)	9,510,833	7,887,873	469	(21,667)	(10,307)	(31,505)
Fidelity VIP Growth (Grandmaster™)	(34,351)	271,569	(274,833)	(37,615)	—	(566,955)	(12,729)	(2,472)	(582,156)	(619,771)	5,257,257	4,637,486	5	(9,088)	(318)	(9,401)
Fidelity VIP High Income (Grandmaster™)	195,753	89,810	(188,794)	96,769	1,205	(352,249)	226,651	(1,096)	(125,489)	(28,720)	3,550,586	3,521,866	56	(16,460)	10,714	(5,690)
Fidelity VIP II Asset Manager (Grandmaster™)	41,061	37,852	(246,581)	(167,668)	4,063	(514,632)	(42,739)	(2,045)	(555,353)	(723,021)	4,859,676	4,136,655	103	(13,285)	(1,172)	(14,354)
Fidelity VIP II Contrafund (Grandmaster™)	(46,032)	(365,597)	(51,249)	(462,878)	19,912	(1,479,161)	(279,180)	(4,677)	(1,743,106)	(2,205,984)	13,749,922	11,543,938	477	(36,391)	(6,805)	(42,719)
Fidelity VIP II Index 500 (Grandmaster™)	105,566	75,300	(156,144)	24,722	—	(272,184)	(30,000)	(1,663)	(303,847)	(279,125)	3,737,000	3,457,875	—	(8,837)	(1,058)	(9,895)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	3,958	767	300	5,025	—	(5,376)	(13,374)	(116)	(18,866)	(13,841)	95,353	81,512	—	(446)	(1,117)	(1,563)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	78,369	11,854	5,487	95,710	—	(237,776)	(117,950)	(627)	(356,353)	(260,643)	1,855,543	1,594,900	(1)	(7,426)	(3,694)	(11,121)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	3,799	4,729	(3,245)	5,283	—	(135,236)	—	(34)	(135,270)	(129,987)	200,667	70,680	—	(11,446)	—	(11,446)
Fidelity VIP II Investment Grade Bond (IQ3™)	6,286	242	1,399	7,927	—	(2,873)	—	(64)	(2,937)	4,990	138,470	143,460	—	(243)	—	(243)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	8,443	1,821	806	11,070	—	(24,050)	(17,362)	(159)	(41,571)	(30,501)	227,014	196,513	—	(2,045)	(1,464)	(3,509)
Fidelity VIP III Balanced (Grandmaster™)	7,865	8,269	(102,950)	(86,816)	—	(402,592)	118,556	(955)	(284,991)	(371,807)	2,011,494	1,639,687	(118)	(22,899)	6,515	(16,502)
Fidelity VIP Overseas (AnnuiChoice™)	6	922	(1,159)	(231)	—	—	(2,953)	(3)	(2,956)	(3,187)	4,359	1,172	—	—	(354)	(354)
Fidelity VIP Overseas (AnnuiChoice II™)	(7)	(3,261)	3,404	136	—	(9,348)	—	—	(9,348)	(9,212)	9,212	—	—	(1,118)	—	(1,118)
Fidelity VIP Overseas (Grandmaster™)	3,907	(121,840)	(266,655)	(384,588)	—	(249,464)	21,651	(936)	(228,749)	(613,337)	2,258,002	1,644,665	20	(7,887)	222	(7,645)
Fidelity VIP Overseas (GrandmasterFlex3™)	(57)	3,122	(10,384)	(7,319)	—	(62,949)	—	(27)	(62,976)	(70,295)	104,957	34,662	—	(7,694)	—	(7,694)
Fidelity VIP Overseas (IQ3™)	28	(173)	(3,596)	(3,741)	—	—	—	(13)	(13)	(3,754)	20,379	16,625	—	(2)	1	(1)
Fidelity VIP Overseas (Pinnacle Plus™)	(283)	(13,893)	(6,583)	(20,759)	—	(9,536)	(11,085)	(106)	(20,727)	(41,486)	119,673	78,187	—	(1,407)	(1,524)	(2,931)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(18,237)	(16,863)	(177,712)	(212,812)	—	(137,681)	13,878	(469)	(124,272)	(337,084)	1,860,955	1,523,871	(52)	(3,752)	314	(3,490)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)	410	143	(3,465)	(2,912)	—	(625)	574	(443)	(494)	(3,406)	68,384	64,978	—	(103)	60	(43)
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,137	676	(5,364)	(3,551)	—	(46,382)	583	(355)	(46,154)	(49,705)	158,276	108,571	—	(3,819)	46	(3,773)
Fidelity VIP Asset Manager (AnnuiChoice™)	1,234	(271)	(4,779)	(3,816)	—	(5,290)	224	(31)	(5,097)	(8,913)	106,121	97,208	—	(380)	16	(364)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (GrandMaster flex3™)	$(113)	$(1,201)	$(229)	$(1,543)	$—	$(206)	$(24,656)	$(11)	$(24,873)	$(26,416)	$55,872	$29,456	—	(17)	(1,974)	(1,991)
Fidelity VIP Asset Manager (IQ3™)	2,730	(501)	(18,275)	(16,046)	—	(23,125)	61,073	(212)	37,736	21,690	290,387	312,077	—	(1,846)	4,578	2,732
Fidelity VIP Asset Manager (Pinnacle Plus™)	409	(7,733)	3,594	(3,730)	378	(16,863)	(55,057)	(36)	(71,578)	(75,308)	168,334	93,026	28	(1,341)	(4,120)	(5,433)
Fidelity VIP Balanced (Advantedge™)	2,127	826	(20,558)	(17,605)	73,817	(217)	113,759	(1,164)	186,195	168,590	159,457	328,047	7,133	(132)	10,330	17,331
Fidelity VIP Balanced (AnnuiChoice II™)	1,230	15,086	(16,640)	(324)	54,828	(38,392)	(20,963)	(139)	(4,666)	(4,990)	133,608	128,618	5,063	(3,206)	(1,715)	142
Fidelity VIP Balanced (AnnuiChoice™)	1,980	(124)	(14,220)	(12,364)	—	(27,039)	11,956	(252)	(15,335)	(27,699)	277,104	249,405	—	(1,971)	910	(1,061)
Fidelity VIP Balanced (GrandMaster flex3™)	697	(2,906)	(18,632)	(20,841)	—	(38,446)	31,181	(189)	(7,454)	(28,295)	371,202	342,907	—	(2,893)	2,266	(627)
Fidelity VIP Balanced (GrandMaster ™)	3,139	18,794	(28,231)	(6,298)	8,070	(24,418)	(3,155)	(169)	(19,672)	(25,970)	519,118	493,148	586	(1,798)	1,261	49
Fidelity VIP Balanced (IQ3™)	767	(2,435)	(14,143)	(15,811)	3,999	(26,312)	26,054	(218)	3,523	(12,288)	291,841	279,553	307	(2,103)	2,036	240
Fidelity VIP Balanced (Pinnacle Plus™)	(2,636)	126,102	(136,740)	(13,274)	28,186	(43,478)	(763,416)	(271)	(778,979)	(792,253)	1,291,486	499,233	2,077	(3,326)	(55,933)	(57,182)
Fidelity VIP Contrafund (Advantedge™)	(10,074)	110,372	(162,200)	(61,902)	440,796	(46,932)	(111,881)	(6,667)	275,316	213,414	1,207,339	1,420,753	45,422	(5,669)	(10,795)	28,958
Fidelity VIP Contrafund (AnnuiChoice II™)	(2,060)	1,676	(22,686)	(23,070)	162,482	(103,601)	(50,395)	(1,078)	7,408	(15,662)	628,165	612,503	15,095	(9,428)	(4,824)	843
Fidelity VIP Contrafund (AnnuiChoice™)	(3,106)	(57,567)	11,443	(49,230)	2,140	(109,495)	(20,557)	(1,114)	(129,026)	(178,256)	1,400,461	1,222,205	127	(6,463)	(1,426)	(7,762)
Fidelity VIP Contrafund (GrandMaster flex3™)	(10,897)	(145,157)	95,080	(60,974)	570	(198,764)	(8,660)	(882)	(207,736)	(268,710)	1,364,372	1,095,662	36	(12,615)	(1,144)	(13,723)
Fidelity VIP Contrafund (IQ3™)	(11,444)	(112,460)	58,554	(65,350)	4,682	(178,677)	(7,463)	(810)	(182,268)	(247,618)	1,747,609	1,499,991	311	(12,129)	(694)	(12,512)
Fidelity VIP Contrafund (Pinnacle Plus™)	(34,826)	(399,164)	276,670	(157,320)	115,771	(364,677)	(313,036)	(1,856)	(563,798)	(721,118)	3,067,867	2,346,749	6,916	(23,556)	(21,761)	(38,401)
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	—	29	—	29	10,604	(10,633)	—	—	(29)	—	—	—	—	—	—	—
Fidelity VIP Contrafund Standard (IQ Advisor™)	13	(10)	(214)	(211)	—	—	—	2	2	(209)	6,303	6,094	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	(308)	(2,073)	1,246	(1,135)	—	(14,361)	(496)	(22)	(14,879)	(16,014)	39,634	23,620	—	(1,678)	(66)	(1,744)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	(17)	470	136	589	—	(8,646)	—	—	(8,646)	(8,057)	8,057	—	—	(932)	—	(932)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	(272)	(108)	14	(366)	—	(3,203)	1,681	(5)	(1,527)	(1,893)	17,820	15,927	—	(339)	177	(162)
Fidelity VIP Disclipined Small Cap (IQ™)	(794)	(89)	(858)	(1,741)	—	(661)	—	(16)	(677)	(2,418)	59,732	57,314	—	(74)	—	(74)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	(2,786)	78,315	(66,037)	9,492	25,564	(13,865)	(617,893)	(53)	(606,247)	(596,755)	676,864	80,109	2,927	(1,605)	(70,363)	(69,041)
Fidelity VIP Disciplined Small Cap (Advantedge™)	(165)	5,053	(4,198)	690	—	—	(10,740)	(50)	(10,790)	(10,100)	15,436	5,336	—	(4)	(935)	(939)
Fidelity VIP Equity-Income (Advantedge™)	1,282	9,971	(10,281)	972	37,028	(1,106)	(22,939)	(784)	12,199	13,171	110,655	123,826	4,512	(215)	(2,661)	1,636
Fidelity VIP Equity-Income (AnnuiChoice II™)	2,822	25,038	(28,912)	(1,052)	26,536	(58,629)	(22,820)	(67)	(54,980)	(56,032)	332,292	276,260	2,851	(6,194)	(2,684)	(6,027)
Fidelity VIP Equity-Income (AnnuiChoice™)	3,764	(52,994)	45,956	(3,274)	240	(54,993)	(3,438)	(376)	(58,567)	(61,841)	366,890	305,049	20	(4,664)	(475)	(5,119)
Fidelity VIP Equity-Income (GrandMaster flex3™)	1,519	(16,033)	12,216	(2,298)	2,876	(17,748)	20,178	(66)	5,240	2,942	171,686	174,628	256	(1,504)	1,624	376
Fidelity VIP Equity-Income (IQ3™)	3,233	13,642	(19,621)	(2,746)	1,568	(25,048)	(4,202)	(206)	(27,888)	(30,634)	407,108	376,474	139	(2,333)	(367)	(2,561)
Fidelity VIP Equity-Income (Pinnacle Plus™)	(993)	(221,748)	216,865	(5,876)	96,957	(128,127)	(127,579)	(864)	(159,613)	(165,489)	1,103,482	937,993	7,472	(10,090)	(10,056)	(12,674)
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	—	9	—	9	8,968	(8,977)	—	—	(9)	—	—	—	—	—	—	—
Fidelity VIP Freedom 2010 (Advantedge™)	460	120	(1,893)	(1,313)	—	—	5	(908)	(903)	(2,216)	64,207	61,991	—	(89)	(1)	(90)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	87	42	(334)	(205)	—	—	(38)	(4)	(42)	(247)	10,618	10,371	—	—	(4)	(4)
Fidelity VIP Freedom 2010 (Grandmaster™)	239	1,457	(2,129)	(433)	—	(8,280)	14	(64)	(8,330)	(8,763)	36,447	27,684	—	(807)	2	(805)
Fidelity VIP Freedom 2010 (IQ3™)	627	78	(1,977)	(1,272)	—	—	—	(12)	(12)	(1,284)	68,124	66,840	—	(1)	(1)	(2)
Fidelity VIP Freedom 2010 (Pinnacle Plus™)	(12)	235	—	223	—	—	(223)	—	(223)	—	—	—	—	—	—	—
Fidelity VIP Freedom 2015 (Advantedge™)	856	241	(3,526)	(2,429)	—	—	(6)	(110)	(116)	(2,545)	115,375	112,830	—	(11)	(1)	(12)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	115	(247)	26	(106)	—	(2,109)	65	—	(2,044)	(2,150)	12,312	10,162	—	(201)	6	(195)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	50	(4)	(176)	(130)	—	—	—	—	—	(130)	6,307	6,177	—	—	—	—
Fidelity VIP Freedom 2015 (IQ3™)	2,471	1,151	(9,283)	(5,661)	—	(5,108)	—	(50)	(5,158)	(10,819)	285,883	275,064	—	(531)	—	(531)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	789	(2,229)	(893)	(2,333)	729	(10,288)	(32,209)	(69)	(41,837)	(44,170)	193,233	149,063	72	(1,037)	(3,136)	(4,101)
Fidelity VIP Freedom 2020 (Advantedge™)	79	32	(422)	(311)	—	—	(13)	(73)	(86)	(397)	11,208	10,811	—	(7)	(2)	(9)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	376	(90)	(1,045)	(759)	—	—	—	(15)	(15)	(774)	31,987	31,213	—	(2)	1	(1)
Fidelity VIP Freedom 2020 (IQ3™)	1,427	409	(6,225)	(4,389)	—	—	—	(15)	(15)	(4,404)	164,465	160,061	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	1,562	(899)	(1,179)	(516)	—	(1,143)	64,902	—	63,759	63,243	18,437	81,680	—	(125)	6,958	6,833
Fidelity VIP Freedom 2025 (Advantedge™)	60	53	(539)	(426)	—	—	14	(71)	(57)	(483)	11,282	10,799	—	(7)	3	(4)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™) (October 13)*	(16)	(64)	(35)	(115)	—	—	(1,369)	—	(1,369)	(1,484)	1,485	1	—	—	(155)	(155)
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	12	(16)	(115)	(119)	—	—	—	(4)	(4)	(123)	2,667	2,544	—	—	—	—
Fidelity VIP Growth (Advantedge™)	(741)	(459)	274	(926)	—	(2,502)	(332)	(93)	(2,927)	(3,853)	65,494	61,641	—	(287)	(34)	(321)
Fidelity VIP Growth (AnnuiChoice II™)	(1,390)	15,993	(15,042)	(439)	43,275	(31,841)	(2,455)	(306)	8,673	8,234	186,739	194,973	3,949	(2,740)	(218)	991
Fidelity VIP Growth (AnnuiChoice™)	(1,106)	9,119	(6,440)	1,573	240	(35,870)	(66,616)	(142)	(102,388)	(100,815)	206,151	105,336	23	(3,274)	(6,374)	(9,625)
Fidelity VIP Growth (GrandMaster flex3™)	(1,155)	(8,502)	5,483	(4,174)	—	(10,181)	(11,629)	(62)	(21,872)	(26,046)	104,496	78,450	—	(883)	(1,204)	(2,087)
Fidelity VIP Growth (GrandMaster™)	(3,102)	(15,925)	16,724	(2,303)	36,511	(40,759)	(52,148)	(139)	(56,535)	(58,838)	379,786	320,948	3,657	(4,182)	(5,264)	(5,789)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (Continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gains (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (IQ3™)	$(1,152)	$1,271	$(1,852)	$(1,733)	$—	$(4,862)	$27	$(99)	$(4,934)	$(6,667)	$117,191	$110,524	—	(643)	3	(640)
Fidelity VIP Growth (Pinnacle Plus™)	(4,624)	17,306	(14,831)	(2,149)	—	(19,303)	(59,119)	(188)	(78,610)	(80,759)	379,057	298,298	—	(1,606)	(4,688)	(6,294)
Fidelity VIP High Income (AnnuiChoice II™)	3,932	3,932	(7,447)	417	18,968	(9,035)	16,765	(33)	26,665	27,082	40,393	67,475	1,459	(709)	1,276	2,026
Fidelity VIP High Income (AnnuiChoice™)	14,914	41,377	(57,050)	(759)	—	(166,841)	12,986	(352)	(154,207)	(154,966)	421,124	266,158	—	(9,832)	759	(9,073)
Fidelity VIP High Income (GrandMaster flex3™)	96,256	15,618	(51,819)	60,055	—	(41,817)	96,205	(102)	54,286	114,341	1,533,453	1,647,794	—	(2,572)	7,586	5,014
Fidelity VIP High Income (IQ3™)	373,570	234,584	(354,086)	254,068	47,946	(389,819)	(216,925)	(1,532)	(560,330)	(306,262)	6,576,967	6,270,705	3,306	(26,780)	(7,361)	(30,835)
Fidelity VIP High Income (Pinnacle Plus™)	12,331	15,915	(23,756)	4,490	378	(21,082)	(13,583)	(255)	(34,542)	(30,052)	278,435	248,383	25	(1,406)	(981)	(2,362)
Fidelity VIP High Income (Advantedge™)	39,381	26,956	(40,421)	25,916	3,590	(16,649)	2,387	(116)	(10,788)	15,128	675,224	690,352	303	(1,354)	1,150	99
Fidelity VIP II Index 500 (Advantedge™)	11,044	31,498	(44,318)	(1,776)	140,626	(14,605)	(50,507)	(2,254)	73,260	71,484	408,107	479,591	14,617	(1,774)	(5,330)	7,513
Fidelity VIP II Index 500 (AnnuiChoice II™)	8,699	23,786	(31,071)	1,414	38,232	(29,113)	(24,830)	(1,168)	(16,879)	(15,465)	295,840	280,375	4,275	(3,328)	(2,929)	(1,982)
Fidelity VIP II Index 500 (AnnuiChoice™)	14,217	(22,561)	9,587	1,243	—	(33,715)	7,170	(573)	(27,118)	(25,875)	481,606	455,731	—	(3,163)	489	(2,674)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	12,091	(74,894)	69,779	6,976	40,895	(170,147)	(115,746)	(271)	(245,269)	(238,293)	541,690	303,397	4,558	(19,071)	(13,450)	(27,963)
Fidelity VIP II Index 500 (Grandmaster™)	38,003	(47,188)	19,486	10,301	10,345	(200,491)	19,622	(593)	(171,117)	(160,816)	1,427,982	1,267,166	1,225	(23,136)	2,624	(19,287)
Fidelity VIP II Index 500 (IQ3™)	13,999	(10,917)	(827)	2,255	3,499	(33,525)	(655)	(264)	(30,945)	(28,690)	542,158	513,468	354	(3,431)	(64)	(3,141)
Fidelity VIP II Index 500 (Pinnacle Plus™)	44,691	(191,048)	133,832	(12,525)	105,185	(131,242)	(273,814)	(567)	(300,438)	(312,963)	1,343,162	1,030,199	7,994	(10,194)	(22,845)	(25,045)
Fidelity VIP II Index 500 (Pinnacle Plus Reduced M&E ™)	—	22	—	22	9,739	(9,761)	—	—	(22)	—	—	—	—	—	—	—
Fidelity VIP Investment Grade Bond (Advantedge™)	14,977	2,343	142	17,462	202,268	(4,772)	(1,660)	(1,781)	194,055	211,517	202,866	414,383	17,292	(557)	(73)	16,662
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	14,558	1,050	(161)	15,447	102,132	(3,047)	(6,592)	(768)	91,725	107,172	228,675	335,847	8,155	(305)	(517)	7,333
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	25,483	7,780	459	33,722	—	(33,380)	(150,520)	(585)	(184,485)	(150,763)	655,370	504,607	—	(2,207)	(9,798)	(12,005)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	17,481	30,825	(28,826)	19,480	—	(281,080)	(4,389)	(369)	(285,838)	(266,358)	627,991	361,633	—	(22,277)	(629)	(22,906)
Fidelity VIP Investment Grade Bond (GrandMaster ™)	17,220	27,940	(22,926)	22,234	10,646	(82,410)	(178,033)	(164)	(249,961)	(227,727)	585,292	357,565	888	(7,053)	(14,966)	(21,131)
Fidelity VIP Investment Grade Bond (IQ3™)	27,769	2,678	4,253	34,700	3,499	(29,309)	(4,386)	(483)	(30,679)	4,021	648,044	652,065	241	(1,996)	(301)	(2,056)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	19,668	2,167	860	22,695	6,663	(16,743)	21,378	(381)	10,917	33,612	454,201	487,813	535	(1,353)	1,573	755
Fidelity VIP Mid Cap (AnnuiChoice II™)	(5,604)	21,668	(101,235)	(85,171)	262,198	(23,770)	67,333	(207)	305,554	220,383	507,107	727,490	21,875	(1,881)	5,403	25,397
Fidelity VIP Mid Cap (AnnuiChoice™)	(5,632)	(15,701)	(68,904)	(90,237)	28	(38,596)	93,081	(383)	54,130	(36,107)	698,553	662,446	1	(1,549)	3,681	2,133
Fidelity VIP Mid Cap (GrandMaster flex3™)	(8,050)	19,091	(82,515)	(71,474)	480	(77,742)	(87,848)	(357)	(165,467)	(236,941)	665,165	428,224	22	(3,553)	(4,340)	(7,871)
Fidelity VIP Mid Cap (Grandmaster™)	(8,019)	160,831	(228,833)	(76,021)	15,562	(208,190)	(168,574)	(182)	(361,384)	(437,405)	727,512	290,107	864	(10,968)	(11,117)	(21,221)
Fidelity VIP Mid Cap (IQ Annuity™)	(12,695)	(3,779)	(105,933)	(122,407)	3,024	(99,599)	12,329	(336)	(84,582)	(206,989)	1,069,154	862,165	133	(4,519)	515	(3,871)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(27,152)	295,414	(466,325)	(198,063)	27,149	(117,567)	(978,791)	(1,555)	(1,070,764)	(1,268,827)	2,645,327	1,376,500	1,201	(5,651)	(43,466)	(47,916)
Fidelity VIP Mid Cap (Advantedge™)	(8,787)	29,453	(120,770)	(100,104)	269,194	(24,801)	130,073	(1,985)	372,481	272,377	419,717	692,094	23,985	(2,577)	11,743	33,151
Fidelity VIP Overseas (Advantedge™)	92	4,166	(67,761)	(63,503)	81,463	(9,136)	50,836	(1,579)	121,584	58,081	254,472	312,553	10,265	(1,411)	6,710	15,564
Fidelity VIP Overseas (AnnuiChoice II™)	382	11,537	(47,146)	(35,227)	34,264	(30,824)	6,542	(383)	9,599	(25,628)	189,180	163,552	3,416	(3,069)	780	1,127
Fidelity VIP Overseas (AnnuiChoice™)	997	(54,770)	(7,638)	(61,411)	275	(16,704)	(51,529)	(188)	(68,146)	(129,557)	389,719	260,162	19	(1,184)	(3,719)	(4,884)
Fidelity VIP Overseas (GrandMaster flex3™)	(673)	(22,237)	(7,967)	(30,877)	7,217	(61,405)	(31,514)	(126)	(85,828)	(116,705)	242,825	126,120	538	(4,705)	(2,513)	(6,680)
Fidelity VIP Overseas (GrandMaster™)	(323)	(7,921)	(33,132)	(41,376)	12,289	(19,577)	(1,078)	(99)	(8,465)	(49,841)	235,118	185,277	1,519	(2,633)	138	(976)
Fidelity VIP Overseas (IQ3™)	(360)	(70,954)	193	(71,121)	1,137	(43,351)	(115,194)	(191)	(157,599)	(228,720)	546,663	317,943	99	(3,873)	(10,012)	(13,786)
Fidelity VIP Overseas (Pinnacle Plus™)	(1,561)	(37,037)	(37,402)	(76,000)	8,369	(31,533)	(54,283)	(358)	(77,805)	(153,805)	458,603	304,798	540	(2,311)	(3,405)	(5,176)
Non-Affiliated Class 1:											—
JPMorgan IT Mid Cap (IQ3™)	(25)	4,227	(4,518)	(316)	—	(3,173)	(8,579)	(30)	(11,782)	(12,098)	46,970	34,872	—	(196)	(576)	(772)
JPMorgan IT Mid Cap (Grandmaster™)	(26)	2,736	(2,434)	276	—	(6,805)	—	(10)	(6,815)	(6,539)	62,714	56,175	—	(436)	—	(436)
JPMorgan IT Mid Cap (GrandMaster flex3™)	(212)	7,645	(6,990)	443	—	(5,677)	(13,396)	(53)	(19,126)	(18,683)	100,365	81,682	—	(359)	(842)	(1,201)
JPMorgan IT Mid Cap (Pinnacle Plus™)	(805)	69,707	(65,086)	3,816	—	(27,617)	(150,265)	(288)	(178,170)	(174,354)	424,593	250,239	—	(1,764)	(9,264)	(11,028)
JPMorgan IT Mid Cap (AnnuiChoice™)	781	35,762	(53,636)	(17,093)	—	(127,989)	(223)	(4)	(128,216)	(145,309)	146,461	1,152	—	(9,012)	(16)	(9,028)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,103	3,012	(2,469)	1,646	—	—	(30,097)	—	(30,097)	(28,451)	28,451	—	—	—	(1,332)	(1,332)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	311	(1)	210	520	—	(268)	—	(2)	(270)	250	9,794	10,044	—	(12)	(1)	(13)
Van Kampen UIF Emerging Markets Debt (IQ3™)	65	72	(37)	100	—	(654)	—	(7)	(661)	(561)	1,871	1,310	—	(31)	—	(31)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	(11)	(4,795)	4,869	63	—	(100)	(4,529)	(8)	(4,637)	(4,574)	8,625	4,051	—	(11)	(500)	(511)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	(68)	663	1,181	1,776	—	(3,042)	(8,838)	(51)	(11,931)	(10,155)	44,844	34,689	—	(136)	(399)	(535)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	(947)	(27,283)	33,060	4,830	—	(24,475)	—	(83)	(24,558)	(19,728)	143,500	123,772	—	(1,189)	(1)	(1,190)
Van Kampen UIF U.S. Real Estate (IQ3™)	(534)	(26,154)	30,662	3,974	—	(17,194)	—	(62)	(17,256)	(13,282)	97,449	84,167	—	(800)	—	(800)
Non-Affiliated Class 2:											—
Franklin Foreign Securities (IQ Annuity™)	658	(9,348)	(26,845)	(35,535)	1,156	(34,629)	16,694	(249)	(17,028)	(52,563)	334,639	282,076	61	(1,848)	1,013	(774)
Franklin Growth and Income Securities (Advantedge™)	1,511	4,443	(6,032)	(78)	20,075	(1,737)	34,203	(408)	52,133	52,055	60,515	112,570	2,053	(227)	3,527	5,353

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Charges in Net Assests (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (AnnuiChoice II™)	$1,870	$(1,280)	$167	$757	$4,838	$(870)	$(359)	$(126)	$3,483	$4,240	$75,260	$79,500	480	(102)	(36)	342
Franklin Growth and Income Securities (AnnuiChoice™)	27,995	(110,707)	84,469	1,757	—	(144,965)	(8,661)	(1,235)	(154,861)	(153,104)	1,065,985	912,881	—	(11,461)	(628)	(12,089)
Franklin Growth and Income Securities (GrandMaster flex3™)	9,889	(41,334)	33,880	2,435	—	(49,329)	25,016	(250)	(24,563)	(22,128)	487,084	464,956	—	(3,720)	1,741	(1,979)
Franklin Growth and Income Securities (Grandmaster™)	16,349	55,892	(74,395)	(2,154)	525	(85,690)	(19,063)	(131)	(104,359)	(106,513)	958,454	851,941	41	(6,336)	(2,356)	(8,651)
Franklin Growth and Income Securities (IQ Annuity™)	17,011	(86,278)	76,579	7,312	—	(152,653)	(17,218)	(562)	(170,433)	(163,121)	857,545	694,424	—	(11,457)	(1,377)	(12,834)
Franklin Growth and Income Securities (Pinnacle Plus™)	12,409	(201,425)	197,019	8,003	3,465	(105,938)	(264,130)	(399)	(367,002)	(358,999)	938,739	579,740	273	(8,611)	(20,854)	(29,192)
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E ™)	—	15	—	15	9,041	(9,055)	—	—	(14)	1	—	1	—	—	—	—
Franklin Income Securities (Advantedge™)	7,655	6,855	(17,903)	(3,393)	6,759	(34,083)	135,755	(314)	108,117	104,724	119,614	224,338	624	(3,191)	12,231	9,664
Franklin Income Securities (AnnuiChoice II™)	16,297	(11,576)	(4,438)	283	76,449	(51,143)	11,531	(259)	36,578	36,861	326,172	363,033	6,536	(4,721)	1,055	2,870
Franklin Income Securities (AnnuiChoice™)	13,894	(27,385)	17,516	4,025	—	(76,083)	(33,740)	(202)	(110,025)	(106,000)	326,473	220,473	—	(4,110)	(1,942)	(6,052)
Franklin Income Securities (GrandMaster flex3™)	82,071	(77,641)	14,739	19,169	360	(240,157)	(131,509)	(1,155)	(372,461)	(353,292)	2,083,571	1,730,279	21	(13,843)	(7,492)	(21,314)
Franklin Income Securities (Grandmaster™)	57,099	96,652	(133,791)	19,960	—	(189,104)	(43,411)	(391)	(232,906)	(212,946)	1,496,565	1,283,619	(1)	(10,565)	(2,331)	(12,897)
Franklin Income Securities (IQ Annuity™)	54,784	(42,564)	(3,807)	8,413	25,478	(159,363)	65,926	(922)	(68,881)	(60,468)	1,227,338	1,166,870	1,405	(9,159)	3,669	(4,085)
Franklin Income Securities (Pinnacle Plus™)	49,665	(104,933)	72,597	17,329	3,955	(203,589)	(280,812)	(784)	(481,230)	(463,901)	1,528,844	1,064,943	253	(13,417)	(17,897)	(31,061)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	(77)	1,390	(168)	1,145	40,503	(53,355)	4	(23)	(12,871)	(11,726)	11,726	—	—	—	—	—
Franklin Large Cap Growth Securities (Advantedge™)	(983)	3,496	(7,950)	(5,437)	35,620	(650)	13,911	(591)	48,290	42,853	77,130	119,983	3,546	(134)	1,381	4,793
Franklin Large Cap Growth Securities (AnnuiChoice II™)	(603)	(1,983)	(1,468)	(4,054)	17,097	(1,811)	1,044	(216)	16,114	12,060	106,626	118,686	1,606	(192)	55	1,469
Franklin Large Cap Growth Securities (AnnuiChoice™)	(156)	5,129	(7,120)	(2,147)	—	(15,459)	(526)	(54)	(16,039)	(18,186)	54,089	35,903	—	(1,098)	(170)	(1,268)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(302)	8,348	(8,186)	(140)	—	(28,877)	(1,738)	(40)	(30,655)	(30,795)	52,886	22,091	—	(2,169)	(141)	(2,310)
Franklin Large Cap Growth Securities (Grandmaster™)	(387)	(6,809)	3,873	(3,323)	—	(11,167)	(10,347)	(44)	(21,558)	(24,881)	63,140	38,259	—	(884)	(910)	(1,794)
Franklin Large Cap Growth Securities (IQ Annuity™)	(1,761)	(3,333)	(1,816)	(6,910)	—	(12,613)	11,502	(115)	(1,226)	(8,136)	221,306	213,170	—	(985)	856	(129)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(8,623)	(16,332)	(15,602)	(40,557)	99,395	(93,583)	7,371	(261)	12,922	(27,635)	266,883	239,248	8,097	(7,750)	(2,033)	(1,686)
Franklin Mutual Shares Securities (Advantedge™)	8,058	57,845	(95,430)	(29,527)	485,481	(18,054)	(144,417)	(5,779)	317,231	287,704	898,991	1,186,695	53,320	(2,666)	(15,184)	35,470
Franklin Mutual Shares Securities (AnnuiChoice II™)	2,934	(20,109)	8,194	(8,981)	84,218	(44,840)	(7,644)	(566)	31,168	22,187	151,110	173,297	8,973	(5,255)	(949)	2,769
Franklin Mutual Shares Securities (AnnuiChoice™)	8,010	(58,594)	25,990	(24,594)	—	(124,496)	(9,051)	(522)	(134,069)	(158,663)	567,747	409,084	—	(9,177)	(647)	(9,824)
Franklin Mutual Shares Securities (GrandMaster flex3™)	7,857	(37,463)	5,544	(24,062)	360	(92,164)	(86,098)	(592)	(178,494)	(202,556)	1,213,565	1,011,009	25	(6,330)	(5,721)	(12,026)
Franklin Mutual Shares Securities (IQ Annuity™)	2,868	(20,359)	9,582	(7,909)	3,275	(46,501)	2,203	(327)	(41,350)	(49,259)	353,205	303,946	213	(3,140)	109	(2,818)
Franklin Mutual Shares Securities (Pinnacle Plus™)	(962)	(177,914)	164,133	(14,743)	103,455	(186,673)	(199,477)	(522)	(283,217)	(297,960)	1,047,726	749,766	7,431	(13,930)	(14,306)	(20,805)
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	—	11	—	11	9,215	(9,225)	—	—	(10)	1	—	1	—	—	—	—
Franklin Mutual Shares Securities Standard (IQ Advisor™)	207	(10)	(388)	(191)	—	—	—	—	—	(191)	11,683	11,492	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	12,253	259	(35,570)	(23,058)	2,883	(121,233)	61,649	(430)	(57,131)	(80,189)	1,202,884	1,122,695	192	(8,130)	4,380	(3,558)
Franklin Small Cap Value Securities (Advantedge™)	(625)	25,798	(17,649)	7,524	16,229	—	(57,194)	(194)	(41,159)	(33,635)	117,825	84,190	1,704	(18)	(4,307)	(2,621)
Franklin Small Cap Value Securities (AnnuiChoice II™)	(78)	267	(102)	87	21,434	(542)	36	(46)	20,882	20,969	7,169	28,138	2,404	(65)	13	2,352
Franklin Small Cap Value Securities (AnnuiChoice™)	(355)	(40)	(5,864)	(6,259)	—	(4,321)	(1,769)	(142)	(6,232)	(12,491)	128,768	116,277	—	(473)	(229)	(702)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	(632)	(1,927)	(1,441)	(4,000)	—	(5,300)	—	(36)	(5,336)	(9,336)	77,767	68,431	—	(591)	—	(591)
Franklin Small Cap Value Securities (Grandmaster™)	(6,211)	145,574	(207,581)	(68,218)	3,782	(102,409)	(137,735)	(381)	(236,743)	(304,961)	1,200,455	895,494	406	(10,932)	(16,672)	(27,198)
Franklin Small Cap Value Securities (IQ3 ™)	(657)	4,031	(7,360)	(3,986)	600	(2,932)	(2,301)	(60)	(4,693)	(8,679)	91,391	82,712	62	(327)	(179)	(444)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(4,691)	50,615	(80,696)	(34,772)	29,378	(73,266)	(695,854)	(194)	(739,936)	(774,708)	1,030,574	255,866	3,134	(8,524)	(75,943)	(81,333)
Templeton Foreign Securities Fund (AnnuiChoice II™)	809	(2,023)	(18,127)	(19,341)	19,473	(994)	(756)	(165)	17,558	(1,783)	135,781	133,998	1,751	(122)	(143)	1,486
Templeton Foreign Securities Fund (AnnuiChoice ™)	730	12,700	(21,680)	(8,250)	35	(12,014)	(3,690)	(72)	(15,741)	(23,991)	96,009	72,018	2	(596)	(165)	(759)
Templeton Foreign Securities Fund (Advantedge™)	478	6,563	(47,337)	(40,296)	109,302	(10,839)	20,909	(1,281)	118,091	77,795	248,490	326,285	11,983	(1,288)	2,425	13,120
Templeton Foreign Securities Fund (GrandMaster flex3™)	745	(27,603)	(13,339)	(40,197)	—	(13,961)	(31,966)	(142)	(46,069)	(86,266)	355,538	269,272	—	(813)	(1,876)	(2,689)
Templeton Foreign Securities Fund (Grandmaster™)	442	(12,456)	(21,219)	(33,233)	—	(42,823)	7,722	(47)	(35,148)	(68,381)	327,719	259,338	—	(2,134)	339	(1,795)
Templeton Foreign Securities Fund (Pinnacle Plus™)	(4,921)	85,441	(153,440)	(72,920)	100,703	(92,982)	(31,857)	(477)	(24,613)	(97,533)	632,237	534,704	5,640	(5,416)	(1,626)	(1,402)
Templeton Growth Securities (Advantedge™)	(230)	(2,338)	(3,923)	(6,491)	—	(1,785)	20,302	(531)	17,986	11,495	72,507	84,002	—	(288)	2,525	2,237
Templeton Growth Securities (AnnuiChoice II™)	35	(9,059)	(2,668)	(11,692)	59,644	(29,364)	(7,661)	(122)	22,497	10,805	40,108	50,913	6,861	(4,042)	(1,074)	1,745
Templeton Growth Securities (AnnuiChoice™)	341	(3,065)	(1,170)	(3,894)	—	(15,501)	(67,708)	(135)	(83,344)	(87,238)	91,795	4,557	—	(978)	(4,825)	(5,803)
Templeton Growth Securities (GrandMaster flex3™)	(1,524)	(65,384)	14,654	(52,254)	360	(96,546)	(53,072)	(459)	(149,717)	(201,971)	824,470	622,499	26	(6,673)	(3,466)	(10,113)
Templeton Growth Securities (Grandmaster™)	(965)	(26,636)	(4,833)	(32,434)	—	(42,412)	2,501	(37)	(39,948)	(72,382)	318,026	245,644	—	(2,864)	(597)	(3,461)
Templeton Growth Securities (IQ Annuity™)	(1,035)	2,102	(60,094)	(59,027)	—	(20,556)	(50,315)	(331)	(71,202)	(130,229)	826,024	695,795	—	(1,377)	(3,270)	(4,647)
Templeton Growth Securities (Pinnacle Plus™)	(6,826)	78,173	(76,347)	(5,000)	95,726	(101,149)	(197,269)	(221)	(202,913)	(207,913)	500,272	292,359	6,917	(7,294)	(13,397)	(13,774)
Templeton Growth Securities (Pinnacle Plus Reduced M&E ™)	—	29	—	29	8,831	(8,859)	—	—	(28)	1	—	1	—	—	—	—
Templeton Growth Securities Standard (IQ Advisor™)	41	(8)	(446)	(413)	—	—	—	—	—	(413)	5,484	5,071	—	—	—	—

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of years	Net assets, end of years	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (Advantedge™)	$(78)	$(18)	$(90)	$(186)	$13,518	$—	$1,612	$(16)	$15,114	$14,928	$—	$14,928	1,446	(2)	179	1,623
Invesco Van Kampen VI Comstock (AnnuiChoice™)	228	3,365	(4,913)	(1,320)	25	(12,145)	6,567	(18)	(5,571)	(6,891)	26,271	19,380	2	(750)	337	(411)
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	(129)	8,931	(14,831)	(6,029)	—	(12,376)	(14,619)	(32)	(27,027)	(33,056)	113,494	80,438	—	(912)	(1,143)	(2,055)
Invesco Van Kampen VI Comstock (Grandmaster™)	109	(2,942)	620	(2,213)	—	(1,687)	(11,190)	(47)	(12,924)	(15,137)	82,332	67,195	—	(113)	(746)	(859)
Invesco Van Kampen VI Comstock (IQ Annuity™)	(37)	(569)	191	(415)	—	(5,217)	(37)	(20)	(5,274)	(5,689)	22,573	16,884	—	(344)	—	(344)
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	4,552	54,695	(70,894)	(11,647)	120,423	(92,716)	(620,801)	(222)	(593,316)	(604,963)	808,764	203,801	8,650	(6,720)	(46,968)	(45,038)
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	16	2,195	(2,722)	(511)	6,049	(403)	5,731	(68)	11,309	10,798	9,411	20,209	632	(50)	611	1,193
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	(58)	21	(388)	(425)	—	—	—	(7)	(7)	(432)	5,786	5,354	—	—	(1)	(1)
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	(48)	323	(831)	(556)	—	—	(4,321)	1	(4,320)	(4,876)	4,883	7	—	—	(329)	(329)
Invesco Van Kampen VI Capital Growth (Grandmaster™)	(617)	11,207	(13,299)	(2,709)	—	(473)	4,984	(4)	4,507	1,798	75,713	77,511	—	(9)	553	544
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	(11,065)	115,445	(104,281)	99	120,723	(114,789)	(649,758)	(164)	(643,988)	(643,889)	761,177	117,288	8,787	(8,609)	(48,755)	(48,577)
Invesco Van Kampen VI Capital Growth (Advantedge™)	(548)	295	(3,793)	(4,046)	—	(1,053)	25,296	(73)	24,170	20,124	15,687	35,811	—	(106)	2,267	2,161
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	(140)	2,174	(3,076)	(1,042)	208	(70)	(1,847)	(45)	(1,754)	(2,796)	10,609	7,813	16	(10)	(185)	(179)
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	(86)	32	(12)	(66)	—	—	—	(15)	(15)	(81)	10,406	10,325	—	(2)	—	(2)
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice™)	(76)	649	—	573	—	—	(573)	—	(573)	—	—	—	—	—	—	—
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	(215)	3,290	(4,694)	(1,619)	40,610	(1,072)	(802)	(105)	38,631	37,012	19,510	56,522	3,923	(121)	(136)	3,666
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	(1,611)	6,483	(10,904)	(6,032)	58,156	(1,014)	130,247	(1,047)	186,342	180,310	159,385	339,695	6,051	(211)	12,414	18,254
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	(900)	(852)	(9,968)	(11,720)	—	(737)	(70,174)	(11)	(70,922)	(82,642)	116,496	33,854	—	(70)	(8,100)	(8,170)
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	(9,900)	83,611	(60,802)	12,909	120,864	(91,751)	(622,992)	(106)	(593,985)	(581,076)	712,402	131,326	11,449	(8,630)	(60,781)	(57,962)
Van Kampen UIF Emerging Markets Debt (Advantedge™)	4,912	7,234	(4,024)	8,122	2	(3,222)	(1,068)	(627)	(4,915)	3,207	148,121	151,328	—	(324)	(42)	(366)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	1,532	(41)	1,094	2,585	16,469	—	(119)	(37)	16,313	18,898	43,921	62,819	1,313	(3)	(10)	1,300
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	6,451	3,560	62	10,073	—	(61)	(65,135)	(238)	(65,434)	(55,361)	211,408	156,047	—	(24)	(5,298)	(5,322)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	3,595	(104)	2,381	5,872	—	(645)	(249)	(9)	(903)	4,969	111,945	116,914	—	(58)	(14)	(72)
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	575	(2,194)	(638)	(2,257)	—	(2,595)	6,854	(3)	4,256	1,999	23,357	25,356	—	(128)	162	34
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,697	2,618	(573)	5,742	36	(2,556)	(8,605)	(124)	(11,249)	(5,507)	110,811	105,304	2	(129)	(421)	(548)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	132,516	6,455	(58,444)	80,527	378	(109,124)	4,157,958	(463)	4,048,749	4,129,276	285,112	4,414,388	22	(6,142)	234,008	227,888
Van Kampen UIF Emerging Markets Equity (Advantedge™)	(4,356)	16,979	(83,880)	(71,257)	69,003	(6,077)	37,237	(1,362)	98,801	27,544	310,106	337,650	8,220	(881)	4,664	12,003
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	(605)	(496)	(15,360)	(16,461)	4,393	(15,366)	(14,292)	(114)	(25,379)	(41,840)	100,032	58,192	323	(1,163)	(1,152)	(1,992)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(1,871)	36,373	(95,758)	(61,256)	—	(29,964)	24,026	(220)	(6,158)	(67,414)	358,896	291,482	—	(829)	861	32
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(5,593)	80,888	(170,833)	(95,538)	300	(89,942)	(66,914)	(333)	(156,889)	(252,427)	570,858	318,431	9	(2,628)	(2,289)	(4,908)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(8,317)	61,937	(228,711)	(175,091)	4,367	(98,918)	(146,617)	(427)	(241,595)	(416,686)	1,069,721	653,035	128	(2,938)	(4,356)	(7,166)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(4,436)	2,047	(82,673)	(85,062)	103	(54,854)	16,639	(350)	(38,462)	(123,524)	473,885	350,361	3	(1,617)	529	(1,085)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(13,638)	74,559	(283,520)	(222,599)	363	(114,529)	(136,817)	(844)	(251,827)	(474,426)	1,237,589	763,163	14	(4,218)	(5,079)	(9,283)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	(1,192)	(12,592)	20,212	6,428	57,242	(13,009)	(2,295)	(20)	41,918	48,346	150,519	198,865	7,281	(1,801)	(288)	5,192
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	(535)	8,016	(3,013)	4,468	1,584	—	(39,448)	(52)	(37,916)	(33,448)	139,359	105,911	201	(6)	(5,130)	(4,935)
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	(9,563)	186,595	(130,811)	46,221	30,301	(114,914)	(796,624)	(657)	(881,894)	(835,673)	1,434,036	598,363	1,554	(5,925)	(40,580)	(44,951)
Van Kampen UIF U.S. Real Estate (Advantedge™)	(1,503)	7,875	(7,791)	(1,419)	113,863	(2,557)	(3,003)	(584)	107,719	106,300	85,113	191,413	10,801	(312)	(500)	9,989
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	(852)	(5,338)	9,441	3,251	—	(1,707)	(3,996)	(27)	(5,730)	(2,479)	83,092	80,613	—	(226)	(514)	(740)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	(1,956)	43,822	(43,625)	(1,759)	150	(14,216)	(257,835)	(78)	(271,979)	(273,738)	367,588	93,850	6	(625)	(11,600)	(12,219)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	(1,341)	12,719	(4,955)	6,423	802	(7,491)	(8,409)	(134)	(15,232)	(8,809)	149,663	140,854	34	(330)	(344)	(640)
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	1,570	(110)	(6,903)	(5,443)	68,017	—	18,081	(73)	86,025	80,582	—	80,582	7,678	(9)	1,895	9,564
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	127	(4)	(497)	(374)	5,841	—	153	(6)	5,988	5,614	—	5,614	647	(1)	18	664
BlackRock Capital Appreciation VI (Annuichoice™)*	147	—	(207)	(60)	—	—	6,261	—	6,261	6,201	—	6,201	—	—	733	733
BlackRock Global Allocation VI (Advantedge™)*	20,262	(1,553)	(60,498)	(41,789)	117,275	(2,035)	440,833	(202)	555,871	514,082	—	514,082	12,893	(247)	44,971	57,617
BlackRock Global Allocation VI (AnnuiChoice II™)*	1,666	(76)	(2,453)	(863)	17,626	(812)	22,943	—	39,757	38,894	—	38,894	1,885	(92)	2,553	4,346
BlackRock Global Allocation VI (Annuichoice™)*	6,518	(123)	(10,360)	(3,965)	—	(1,222)	199,921	(54)	198,645	194,680	—	194,680	—	(140)	21,869	21,729
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	1,441	(3)	(2,240)	(802)	—	—	33,964	—	33,964	33,162	—	33,162	—	—	3,715	3,715
BlackRock Global Allocation VI (Grandmaster™)*	401	(57)	(637)	(293)	—	(302)	9,491	—	9,189	8,896	—	8,896	—	(34)	1,029	995
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™)	63	1,605	(1,017)	651	—	(153)	(7,051)	(5)	(7,209)	(6,558)	6,558	—	—	(9)	(410)	(419)
Columbia VIT Mid Cap (Grandmaster™)	424	14,310	(10,495)	4,239	—	—	(47,807)	—	(47,807)	(43,568)	43,567	(1)	—	—	(2,772)	(2,772)
Columbia VIT Mid Cap (Grandmaster flex3 ™)	85	815	—	900	—	—	(10,208)	(12)	(10,220)	(9,320)	9,320	—	—	(1)	(594)	(595)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assests (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B (continued):
Columbia VIT Mid Cap (Pinnacle Plus™)	$1,127	$18,997	$(7,839)	$12,285	$998	$(641)	$(133,097)	$(50)	$(132,790)	$(120,505)	$120,507	$2	60	(42)	(7,728)	(7,710)
Columbia VIT MidCap Value Opportunity (Advantedge™)*	(69)	(137)	(1,130)	(1,336)	—	(481)	7,552	(3)	7,068	5,732	—	5,732	—	(61)	753	692
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)*	(93)	(14)	(1,664)	(1,771)	—	—	10,208	—	10,208	8,437	—	8,437	—	—	1,018	1,018
Columbia VIT MidCap Value Opportunity (Grandmaster™)*	(129)	(438)	(5,193)	(5,760)	—	(29)	49,593	(2)	49,562	43,802	—	43,802	—	33	5,246	5,279
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)*	(1,193)	(6,265)	(17,586)	(25,044)	—	(3,094)	117,411	(100)	114,217	89,173	—	89,173	—	(381)	11,152	10,771
Columbia VIT Small Cap (Advantedge™)	27,835	(541)	(50,981)	(23,687)	32,261	(5,967)	194,581	(68)	220,807	197,120	65,502	262,622	2,213	(409)	12,266	14,070
Columbia VIT Small Cap (AnnuiChoice II ™)	1,156	(52)	(2,044)	(940)	7,839	(139)	698	(48)	8,350	7,410	3,250	10,660	488	(13)	51	526
Columbia VIT Small Cap (Grandmaster™)	6,503	3,912	(15,259)	(4,844)	—	(169)	25,945	—	25,776	20,932	50,980	71,912	—	—	1,708	1,708
Columbia VIT Small Cap (Pinnacle Plus™)	20,771	(8,015)	(40,367)	(27,611)	1,187	(11,836)	(53,789)	(176)	(64,614)	(92,225)	197,301	105,076	73	(787)	(4,659)	(5,373)
DWS Small Cap Index VIP (AnnuiChoice II™)	(122)	(1,083)	(2,334)	(3,539)	18,968	(998)	(4,344)	(40)	13,586	10,047	18,148	28,195	1,690	(102)	(486)	1,102
DWS Small Cap Index VIP (AnnuiChoice™)	(215)	16,098	(19,773)	(3,890)	—	(35,596)	20,422	(79)	(15,253)	(19,143)	73,653	54,510	—	(2,279)	1,229	(1,050)
DWS Small Cap Index VIP (GrandMaster flex3™)	(752)	8,376	(13,690)	(6,066)	—	(9,996)	(9,347)	(30)	(19,373)	(25,439)	91,975	66,536	—	(665)	(690)	(1,355)
DWS Small Cap Index VIP (Grandmaster™)	(147)	(219)	(1,153)	(1,519)	—	(244)	1,770	(14)	1,512	(7)	18,240	18,233	—	(19)	104	85
DWS Small Cap Index VIP (IQ3™)	(940)	(732)	(5,221)	(6,893)	—	(959)	9,124	(74)	8,091	1,198	102,854	104,052	—	(73)	610	537
DWS Small Cap Index VIP (Pinnacle Plus™)	(3,027)	(21,860)	11,467	(13,420)	315	(4,400)	(77,783)	(164)	(82,032)	(95,452)	334,160	238,708	20	(309)	(5,012)	(5,301)
DWS Small Cap Index VIP (Advantedge™)	(23)	12	(128)	(139)	—	—	—	(5)	(5)	(144)	2,295	2,151	—	—	—	—
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	9,285	1,848	(10,636)	497	119	(4,597)	11,408	(88)	6,842	7,339	145,959	153,298	11	(425)	1,021	607
Pimco VIT All Asset (Pinnacle Plus™)	11,533	3,994	(14,334)	1,193	609	(4,146)	(15,581)	(185)	(19,303)	(18,110)	213,557	195,447	54	(389)	(1,368)	(1,703)
Pimco VIT All Asset (Grandmaster™)	75,807	(6,974)	(72,908)	(4,075)	3,600	(21,031)	(5,033)	(54)	(22,518)	(26,593)	1,160,518	1,133,925	321	(1,864)	(1,444)	(2,987)
Pimco VIT All Asset (GrandMaster flex3™)	12,243	154	(13,087)	(690)	—	(4,651)	75,635	(85)	70,899	70,209	156,286	226,495	—	(426)	6,776	6,350
Pimco VIT All Asset (Advantedge™)	20,492	1,822	(22,045)	269	68,804	(7,746)	(6,377)	(1,292)	53,389	53,658	296,438	350,096	6,121	(806)	(533)	4,782
Pimco VIT All Asset (AnnuiChoice II™)	21,991	(1,598)	(18,333)	2,060	—	(9,560)	43,905	(85)	34,260	36,320	319,217	355,537	—	(858)	3,877	3,019
Pimco VIT All Asset (AnnuiChoice™)	4,242	(51)	(3,613)	578	—	—	—	(5)	(5)	573	63,705	64,278	—	—	(1)	(1)
Pimco VIT Commodity Real Return Strategy (Advantedge™)	58,005	(15,941)	(89,543)	(47,479)	156,532	(18,301)	(5,377)	(1,819)	131,035	83,556	379,297	462,853	19,356	(2,496)	(992)	15,868
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	29,422	1,461	(49,474)	(18,591)	4,036	(14,289)	(3,282)	(207)	(13,742)	(32,333)	243,027	210,694	489	(1,786)	(215)	(1,512)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	6,823	2,851	(12,595)	(2,921)	—	(1,652)	(13,100)	(70)	(14,822)	(17,743)	58,694	40,951	—	(206)	(1,489)	(1,695)
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	66,205	11,241	(130,510)	(53,064)	1,990	(47,358)	16,497	(266)	(29,137)	(82,201)	533,976	451,775	241	(5,662)	680	(4,741)
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	23,014	5,983	(44,367)	(15,370)	916	(10,612)	(1,753)	(128)	(11,577)	(26,947)	193,035	166,088	113	(1,328)	(108)	(1,323)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	9,744	109	(16,882)	(7,029)	—	(3,054)	—	(91)	(3,145)	(10,174)	80,966	70,792	—	(394)	—	(394)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	60,951	(2,923)	(100,156)	(42,128)	1,922	(31,347)	(30,694)	(379)	(60,498)	(102,626)	512,613	409,987	217	(4,104)	(3,740)	(7,627)
Pimco VIT Low Duration (IQ Annuity™)	524	958	(5,903)	(4,421)	18,767	(26,083)	557,389	(76)	549,997	545,576	117,616	663,192	1,665	(2,319)	49,593	48,939
Pimco VIT Low Duration (Grandmaster™)	160	401	(677)	(116)	—	(11,114)	(6,760)	(13)	(17,887)	(18,003)	83,691	65,688	—	(988)	(593)	(1,581)
Pimco VIT Low Duration (GrandMaster flex3™)	40	275	(724)	(409)	—	(42,600)	20,108	(133)	(22,625)	(23,034)	181,029	157,995	—	(3,782)	1,800	(1,982)
Pimco VIT Low Duration (Advantedge™)	(218)	2,867	(6,349)	(3,700)	143,818	(10,513)	89,115	(250)	222,170	218,470	321,643	540,113	12,877	(970)	8,029	19,936
Pimco VIT Low Duration (AnnuiChoice II™)	431	37	(605)	(137)	—	(3,405)	—	(6)	(3,411)	(3,548)	101,547	97,999	—	(302)	1	(301)
Pimco VIT Low Duration (AnnuiChoice™)	1,033	(3,094)	719	(1,342)	—	(183,846)	376	5	(183,465)	(184,807)	223,202	38,395	—	(16,320)	32	(16,288)
Pimco VIT Low Duration (Pinnacle Plus™)	(485)	4,599	(8,468)	(4,354)	315	(7,877)	170,251	(391)	162,298	157,944	280,151	438,095	28	(745)	15,156	14,439
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E ™)	5	(6)	—	(1)	2,357	(2,356)	—	—	1	—	—	—	238	(239)	1	—
Pimco VIT Real Return (AnnuiChoice II™)	5,762	1,472	3,416	10,650	52,048	(1,176)	20,027	(96)	70,803	81,453	91,141	172,594	4,407	(105)	1,565	5,867
Pimco VIT Real Return (Advantedge™)	5,854	2,683	2,418	10,955	102,544	(635)	(54,332)	(108)	47,469	58,424	122,680	181,104	9,046	(64)	(5,136)	3,846
Pimco VIT Real Return (AnnuiChoice™)	18,537	846	24,550	43,933	—	(1,599)	111,771	(637)	109,535	153,468	337,302	490,770	—	(190)	9,753	9,563
Pimco VIT Real Return (Grandmaster flex3™)	2,174	794	2,541	5,509	—	(996)	(28,352)	(50)	(29,398)	(23,889)	89,995	66,106	—	(86)	(2,617)	(2,703)
Pimco VIT Real Return (Grandmaster™)	4,380	1,004	5,519	10,903	—	(6,835)	22,957	(21)	16,101	27,004	109,020	136,024	—	(582)	1,896	1,314
Pimco VIT Real Return (IQ Annuity™)	8,948	5,717	7,199	21,864	120	(1,514)	39,578	(29)	38,155	60,019	226,605	286,624	10	(127)	3,200	3,083
Pimco VIT Real Return (Pinnacle Plus™)	129,833	17,515	80,210	227,558	63	(159,031)	4,382,724	(260)	4,223,496	4,451,054	205,142	4,656,196	6	(13,493)	380,918	367,431
Pimco VIT Real Return (Pinnacle Plus Reduced M&E ™)	4	(9)	—	(5)	2,577	(2,572)	—	—	5	—	—	—	243	(244)	1	—
Pimco VIT Total Return (Advantedge™)	88,175	30,197	(56,704)	61,668	1,166,776	(49,105)	(277,709)	(16,353)	823,609	885,277	3,038,277	3,923,554	95,366	(5,365)	(22,566)	67,435
Pimco VIT Total Return (AnnuiChoice II™)	28,302	3,657	(9,635)	22,324	112,924	(5,212)	(19,116)	(2,524)	86,072	108,396	929,204	1,037,600	9,120	(625)	(1,552)	6,943
Pimco VIT Total Return (AnnuiChoice™)	29,114	19,207	(25,138)	23,183	80,000	(111,975)	(171,420)	(716)	(204,111)	(180,928)	1,118,756	937,828	6,575	(9,266)	(14,129)	(16,820)
Pimco VIT Total Return (Grandmaster flex3™)	14,505	5,654	(9,062)	11,097	—	(97,923)	60,243	(253)	(37,933)	(26,836)	629,549	602,713	—	(8,152)	4,955	(3,197)
Pimco VIT Total Return (Grandmaster™)	23,561	17,190	(20,571)	20,180	—	(211,011)	90,670	(217)	(120,558)	(100,378)	1,000,762	900,384	—	(17,407)	7,482	(9,925)
Pimco VIT Total Return (IQ Annuity™)	23,913	9,954	(15,282)	18,585	22,745	(92,413)	42,502	(333)	(27,499)	(8,914)	956,546	947,632	1,894	(7,670)	3,471	(2,305)

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of years	Net assets, end of years	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
Pimco VIT Total Return (Pinnacle Plus™)	$26,134	$2,245	$(15,275)	$13,104	$21,989	$(42,426)	$562,110	$(651)	$541,022	$554,126	$654,026	$1,208,152	1,820	(3,579)	46,604	44,845
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	9	(10)	—	(1)	2,403	(2,401)	—	—	2	1	—	1	241	(241)	—	—
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	(533)	379	(3,993)	(4,147)	504	(219)	36,557	(15)	36,827	32,680	16,744	49,424	54	(29)	4,169	4,194
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	(727)	(400)	(2,507)	(3,634)	—	(1,236)	1,058	(98)	(276)	(3,910)	46,188	42,278	—	(149)	126	(23)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	(506)	(268)	(3,842)	(4,616)	18,968	(676)	606	(86)	18,812	14,196	31,794	45,990	1,969	(87)	71	1,953
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	(35)	(3)	(228)	(266)	—	—	—	—	—	(266)	3,545	3,279	—	—	—	—
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	(20)	(39)	(59)	(118)	—	(415)	—	(1)	(416)	(534)	1,559	1,025	—	(50)	—	(50)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	(183)	406	(1,080)	(857)	48	(2,134)	23	(24)	(2,087)	(2,944)	13,458	10,514	5	(238)	3	(230)
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	196	(24)	(1,940)	(1,768)	—	—	1,136	(189)	947	(821)	36,483	35,662	—	(21)	115	94
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	2,099	68	(9,641)	(7,474)	—	(747)	—	(248)	(995)	(8,469)	185,505	177,036	—	(104)	—	(104)
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	1,582	(120)	(8,299)	(6,837)	—	(6,329)	2,074	(83)	(4,338)	(11,175)	163,766	152,591	—	(668)	204	(464)
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	250	13	(1,661)	(1,398)	—	(241)	22,130	(3)	21,886	20,488	33,911	54,399	—	(26)	2,406	2,380
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	165	8	(1,460)	(1,287)	—	—	—	—	—	(1,287)	28,131	26,844	—	—	—	—
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	14	50	(150)	(86)	378	(120)	(169)	(2)	87	1	7,552	7,553	39	(14)	14	39
Rydex SGI VT Managed Futures Strategies (Advantedge™)	(1,989)	4	(11,100)	(13,085)	13,309	(1,589)	4,578	(388)	15,910	2,825	117,396	120,221	1,586	(247)	575	1,914
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	(215)	139	(287)	(363)	—	(3,560)	(35,738)	(5)	(39,303)	(39,666)	50,210	10,544	—	(408)	(4,058)	(4,466)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	(2,007)	(61)	(9,961)	(12,029)	1,197	(1,226)	(10,732)	(66)	(10,827)	(22,856)	131,350	108,494	137	(153)	(1,230)	(1,246)
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	(67)	(2)	(479)	(548)	2,267	(56)	11	(4)	2,218	1,670	3,918	5,588	272	(7)	1	266
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	(45)	(163)	72	(136)	—	(1,552)	(3,676)	(15)	(5,243)	(5,379)	5,555	176	—	(181)	(447)	(628)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	(160)	(197)	(924)	(1,281)	7,050	(880)	642	(88)	6,724	5,443	13,540	18,983	908	(119)	80	869
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	(1,525)	(383)	3,588	1,680	24,205	(2,502)	(2,972)	(365)	18,366	20,046	89,695	109,741	2,871	(343)	(348)	2,180
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	(670)	194	1,740	1,264	—	(987)	(347)	(78)	(1,412)	(148)	57,999	57,851	—	(125)	(39)	(164)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	(670)	(6,270)	8,826	1,886	—	(4,354)	(63,449)	(5)	(67,808)	(65,922)	97,430	31,508	—	(515)	(7,453)	(7,968)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	(302)	(295)	934	337	—	—	(4,713)	(26)	(4,739)	(4,402)	20,987	16,585	—	(3)	(567)	(570)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	(1,035)	262	1,405	632	—	(1,789)	101,355	(16)	99,550	100,182	52,575	152,757	—	(214)	11,945	11,731
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	(1,366)	650	2,484	1,768	—	(4,669)	2,324	(78)	(2,423)	(655)	91,532	90,877	—	(566)	283	(283)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	(2,853)	4,863	2,061	4,071	441	(8,283)	176,462	(69)	168,551	172,622	27,564	200,186	53	(1,003)	21,567	20,617
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)*	114	8	136	258	18,804	—	—	—	18,804	19,062	—	19,062	714	—	—	714
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)*	115	2	239	356	34,105	—	—	—	34,105	34,461	—	34,461	1,309	—	—	1,309
iShares Barclays Intermediate Credit Bond ETF (Varoom)*	43	1	35	79	—	—	—	—	—	79	—	79	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)*	68	33	148	249	10,354	—	(425)	—	9,929	10,178	—	10,178	410	—	(16)	394
iShares Barclays TIPS Bond ETF (Varoom)*	57	3	166	226	—	—	—	—	—	226	—	226	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)*	4	3	165	172	—	—	8,951	—	8,951	9,123	—	9,123	—	—	330	330
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)*	163	2	(62)	103	6,250	—	—	—	6,250	6,353	—	6,353	240	—	—	240
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)*	13	—	189	202	4,808	—	—	—	4,808	5,010	—	5,010	193	—	—	193
iShares S&P 500 Growth Index ETF (Varoom)*	(108)	60	32	(16)	17,500	(152)	2,916	—	20,264	20,248	—	20,248	679	(6)	116	789
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)*	52	(488)	(621)	(1,057)	121,542	(5,347)	14,680	—	130,875	129,818	—	129,818	4,713	(219)	608	5,102
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)*	(22)	—	134	112	—	—	4,730	—	4,730	4,842	—	4,842	—	—	191	191
iShares S&P 500 Index ETF (Varoom)*	342	(96)	726	972	32,554	(451)	8,748	—	40,851	41,823	—	41,823	1,330	(17)	357	1,670
iShares S&P 500 Index ETF (Varoom GLWB 1)*	4,035	(9,206)	(17,827)	(22,998)	711,761	(17,251)	76,930	—	771,440	748,442	—	748,442	27,394	(722)	3,394	30,066
iShares S&P 500 Index ETF (Varoom GLWB 2)*	48	(16)	(135)	(103)	21,811	—	9,712	—	31,523	31,420	—	31,420	864	—	401	1,265
iShares S&P 500 Value Index ETF (Varoom)*	21	1	(60)	(38)	—	—	—	—	—	(38)	—	(38)	—	—	—	—
iShares S&P 500 Value Index ETF (Varoom GLWB 1)*	1,050	(2,452)	143	(1,259)	25,998	—	5,134	—	31,132	29,873	—	29,873	953	—	270	1,223
iShares S&P 500 Value Index ETF (Varoom GLWB 2)*	16	(2)	134	148	—	—	4,804	—	4,804	4,952	—	4,952	—	—	203	203
iShares S&P MidCap 400 Index ETF (Varoom)*	(1)	72	(2,263)	(2,192)	22,500	(151)	2,916	—	25,265	23,073	—	23,073	856	(6)	120	970
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)*	316	(3,740)	(13,918)	(17,342)	214,825	(5,650)	32,758	—	241,933	224,591	—	224,591	8,214	(242)	1,490	9,462
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)*	(37)	(11)	(630)	(678)	19,066	—	349	—	19,415	18,737	—	18,737	777	—	14	791
iShares S&P SmallCap 600 Index ETF (Varoom)*	(62)	16	(755)	(801)	16,250	(76)	1,458	—	17,632	16,831	—	16,831	632	(3)	61	690
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)*	48	(1,807)	(1,650)	(3,409)	107,413	(2,846)	12,942	—	117,509	114,100	—	114,100	4,190	(123)	625	4,692
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)*	(51)	(8)	(296)	(355)	7,168	—	253	—	7,421	7,066	—	7,066	281	—	10	291

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2011

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
ETF Shares (continued):
iShares S&P Citigroup International Treasury Bond (Varoom)*	$150	$103	$(656)	$(403)	$11,250	$(75)	$1,458	$—	$12,633	$12,230	$—	$12,230	428	(3)	52	477
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)*	460	947	(3,855)	(2,448)	107,413	(2,856)	10,202	—	114,759	112,311	—	112,311	4,122	(110)	395	4,407
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)*	19	—	(62)	(43)	9,616	—	—	—	9,616	9,573	—	9,573	376	—	—	376
Vanguard Dividend Appreciation Index Fund ETF (Varoom)*	25	2	175	202	6,250	—	—	—	6,250	6,452	—	6,452	245	—	—	245
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)*	177	2	1,472	1,651	76,388	—	23,379	—	99,767	101,418	—	101,418	2,986	—	943	3,929
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)*	(233)	(28)	(5,066)	(5,327)	25,000	—	—	—	25,000	19,673	—	19,673	1,005	—	—	1,005
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)*	(202)	(17)	(1,963)	(2,182)	13,618	—	10,522	—	24,140	21,958	—	21,958	616	—	489	1,105
Vanguard MSCI EAFE ETF (Varoom)*	(200)	23	(3,147)	(3,324)	16,250	(72)	1,458	—	17,636	14,312	—	14,312	641	(3)	60	698
Vanguard MSCI EAFE ETF (Varoom GLWB 1)*	(1,236)	(1,888)	(16,393)	(19,517)	107,413	(2,716)	22,865	—	127,562	108,045	—	108,045	4,240	(124)	1,053	5,169
Vanguard MSCI EAFE ETF (Varoom GLWB 2)*	(56)	(10)	(771)	(837)	7,308	—	202	—	7,510	6,673	—	6,673	312	—	8	320
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)*	218	9	5	232	18,804	—	—	—	18,804	19,036	—	19,036	703	—	—	703
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)*	71	—	136	207	26,104	—	—	—	26,104	26,311	—	26,311	987	—	—	987
Vanguard Large-Cap Index ETF (Varoom)*	20	1	(30)	(9)	6,250	—	—	—	6,250	6,241	—	6,241	252	—	—	252
Vanguard Large-Cap Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Large-Cap Index ETF (Varoom GLWB 2)*	5	(17)	(340)	(352)	21,339	—	300	—	21,639	21,287	—	21,287	851	—	13	864
Vanguard Mega Cap 300 Index ETF (Varoom)*	135	1	1,463	1,599	18,804	—	—	—	18,804	20,403	—	20,403	809	—	—	809
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)*	40	(5)	104	139	10,386	—	85	—	10,471	10,610	—	10,610	421	—	4	425
Vanguard REIT Index ETF (Varoom)*	37	3	100	140	—	—	—	—	—	140	—	140	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 1)*	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Vanguard REIT Index ETF (Varoom GLWB 2)*	2	3	105	110	4,386	—	17	—	4,403	4,513	—	4,513	166	—	1	167
Vanguard Total Bond Market Index ETF (Varoom)*	(61)	257	579	775	8,750	(542)	10,206	—	18,414	19,189	—	19,189	353	(21)	385	717
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)*	1,611	8,494	23,456	33,561	751,888	(20,634)	18,474	—	749,728	783,289	—	783,289	29,770	(790)	670	29,650
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)*	27	130	1,623	1,780	75,079	—	30,413	—	105,492	107,272	—	107,272	2,901	—	1,168	4,069

See accompanying notes.

* - 2011 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$405	$(1,983)	$20,753	$19,175	$107,164	$—	$488	$(1,231)	$106,421	$125,596	$78,824	$204,420	11,842	(134)	79	11,787
Touchstone Aggressive ETF (AnnuiChoice™)	2,167	(4,380)	41,874	39,661	150	(1,416)	(17,543)	(141)	(18,950)	20,711	340,889	361,600	14	(144)	(1,598)	(1,728)
Touchstone Aggressive ETF (GrandMaster flex3™)	225	(5,432)	57,996	52,789	—	(21,450)	(11,469)	(315)	(33,234)	19,555	479,592	499,147	—	(2,020)	(1,075)	(3,095)
Touchstone Aggressive ETF (Grandmaster™)	33	(80)	1,262	1,215	—	—	(6)	(19)	(25)	1,190	10,435	11,625	—	(2)	(1)	(3)
Touchstone Aggressive ETF (IQ Annuity™)	1,025	(3,219)	58,274	56,080	—	(5,614)	10,011	(342)	4,055	60,135	478,955	539,090	—	(571)	992	421
Touchstone Aggressive ETF (Pinnacle Plus™)	72	(7,108)	16,091	9,055	38,740	(1,804)	(16,865)	(162)	19,909	28,964	73,507	102,471	3,719	(354)	(1,539)	1,826
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	3,015	1,624	62,797	67,436	3,100	(835)	—	(510)	1,755	69,191	566,814	636,005	232	(103)	(1)	128
Touchstone Baron Small Cap (Advantedge™)	(3,710)	18,472	40,420	55,182	118,588	(2,867)	3,625	(672)	118,674	173,856	169,976	343,832	11,853	(341)	493	12,005
Touchstone Baron Small Cap (AnnuiChoice II™)	(6,053)	(5,890)	191,864	179,921	11,476	(978)	894,022	(74)	904,446	1,084,367	124,894	1,209,261	1,034	(97)	85,472	86,409
Touchstone Baron Small Cap (AnnuiChoice™)	(2,450)	25,160	64,569	87,279	4,409	(14,464)	423,347	(50)	413,242	500,521	69,526	570,047	250	(835)	25,138	24,553
Touchstone Baron Small Cap (GrandMaster flex3™)	(8,401)	(45,057)	166,411	112,953	90	(27,760)	1,268	(303)	(26,705)	86,248	528,464	614,712	6	(1,846)	(125)	(1,965)
Touchstone Baron Small Cap (Grandmaster™)	(3,694)	71,796	7,432	75,534	5	(23,637)	(4,694)	(61)	(28,387)	47,147	318,878	366,025	0	(1,754)	32	(1,722)
Touchstone Baron Small Cap (IQ Annuity™)	(15,534)	(78,999)	321,399	226,866	51,906	(101,057)	(1,259)	(347)	(50,757)	176,109	1,041,969	1,218,078	2,966	(6,214)	(256)	(3,504)
Touchstone Baron Small Cap (Pinnacle Plus™)	(16,864)	(184,808)	363,121	161,449	145,496	(151,771)	528,057	(598)	521,184	682,633	552,052	1,234,685	13,368	(15,022)	32,428	30,774
Touchstone Conservative ETF (AnnuiChoice II™)	5,905	3,254	30,340	39,499	3,100	(20,089)	883	(2,981)	(19,087)	20,412	535,576	555,988	259	(1,983)	72	(1,652)
Touchstone Conservative ETF (Advantedge™)	200	70	1,706	1,976	—	—	519	(231)	288	2,264	28,075	30,339	—	(22)	48	26
Touchstone Conservative ETF (AnnuiChoice™)	138	14	656	808	—	—	(1)	(17)	(18)	790	10,473	11,263	—	(1)	—	(1)
Touchstone Conservative ETF (GrandMaster flex3™)	9,553	20,786	88,162	118,501	—	(310,348)	114,996	(182)	(195,534)	(77,033)	1,759,314	1,682,281	—	(26,860)	10,045	(16,815)
Touchstone Conservative ETF (Grandmaster™)	1,804	2,767	10,940	15,511	—	(20,658)	(5,632)	(18)	(26,308)	(10,797)	231,822	221,025	—	(1,791)	(492)	(2,283)
Touchstone Conservative ETF (IQ Annuity™)	14,836	(19,857)	119,479	114,458	61,600	(252,596)	224,735	(976)	32,763	147,221	1,620,755	1,767,976	5,163	(21,831)	19,150	2,482
Touchstone Conservative ETF (Pinnacle Plus™)	5,558	6,661	67,341	79,560	58,742	(56,918)	(111,811)	(659)	(110,646)	(31,086)	1,190,188	1,159,102	5,181	(6,008)	(8,742)	(9,569)
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™) (November 1)*	362	—	(167)	195	—	—	17,933	—	17,933	18,128	—	18,128	—	—	1,795	1,795
Touchstone Core Bond (Advantedge ™) (April 6)*	3,400	205	244	3,849	123,678	—	(1,572)	(756)	121,350	125,199	—	125,199	11,153	(66)	(144)	10,943
Touchstone Core Bond (AnnuiChoice II™)	2,974	817	3,714	7,505	4,054	(19,671)	1,967	(167)	(13,817)	(6,312)	121,316	115,004	349	(1,657)	163	(1,145)
Touchstone Core Bond (AnnuiChoice™)	11,184	5,298	5,378	21,860	8	(50,563)	195,821	(423)	144,843	166,703	224,788	391,491	1	(3,709)	14,419	10,711
Touchstone Core Bond (GrandMaster flex3™)	2,731	6,471	4,328	13,530	1,000	(68,713)	(33,257)	(171)	(101,141)	(87,611)	255,038	167,427	79	(5,349)	(2,559)	(7,829)
Touchstone Core Bond (Grandmaster™)	13,899	6,120	14,160	34,179	—	(28,377)	(6,479)	(17)	(34,873)	(694)	572,892	572,198	—	(2,290)	(540)	(2,830)
Touchstone Core Bond (IQ Annuity™)	4,508	1,974	2,458	8,940	25,000	(50,648)	16,085	(243)	(9,806)	(866)	164,340	163,474	1,811	(3,854)	1,253	(790)
Touchstone Core Bond (Pinnacle Plus™)	12,950	4,945	10,470	28,365	25,339	(66,200)	76,150	(179)	35,110	63,475	505,723	569,198	2,088	(5,939)	6,655	2,804
Touchstone Enhanced ETF (Advantedge™)	1,248	(4,842)	15,496	11,902	43,121	(471)	7,912	(872)	49,690	61,592	105,687	167,279	4,544	(149)	892	5,287
Touchstone Enhanced ETF (AnnuiChoice™)	(1,615)	(507,795)	448,955	(60,455)	—	(117,995)	(1,063,103)	(1,491)	(1,182,589)	(1,243,044)	1,703,233	460,189	—	(11,282)	(109,467)	(120,749)
Touchstone Enhanced ETF (GrandMaster flex3™)	2,301	(228,161)	304,613	78,753	180	(9,922)	(273,982)	(445)	(284,169)	(205,416)	1,139,654	934,238	17	(970)	(26,922)	(27,875)
Touchstone Enhanced ETF (Grandmaster™)	(1,100)	(207,136)	225,710	17,474	—	(166,923)	(331,601)	(160)	(498,684)	(481,210)	693,792	212,582	—	(15,472)	(32,372)	(47,844)
Touchstone Enhanced ETF (IQ Annuity™)	2,516	(46,557)	91,502	47,461	2,500	(32,882)	(14,135)	(222)	(44,739)	2,722	522,388	525,110	243	(3,188)	(1,332)	(4,277)
Touchstone Enhanced ETF (Pinnacle Plus™)	663	(74,978)	110,578	36,263	4,440	(3,782)	(85,457)	(400)	(85,199)	(48,936)	481,221	432,285	803	(930)	(8,324)	(8,451)
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	1,334	4,753	10,396	16,483	34,106	(20,056)	519	(365)	14,204	30,687	135,644	166,331	2,736	(1,580)	53	1,209
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	(287)	1,569	26,906	28,188	—	(3,224)	—	(611)	(3,835)	24,353	256,217	280,570	—	(312)	—	(312)
Touchstone High Yield (Advantedge ™) (November 30)*	428	—	(400)	28	—	—	4,966	—	4,966	4,994	—	4,994	—	—	408	408
Touchstone High Yield (AnnuiChoice II™)	749	30	157	936	2,050	(43)	1	(20)	1,988	2,924	6,887	9,811	173	(5)	—	168
Touchstone High Yield (AnnuiChoice™)	20,206	6,033	(1,622)	24,617	4,391	(20,392)	143,027	(283)	126,743	151,360	104,084	255,444	245	(1,187)	8,671	7,729
Touchstone High Yield (GrandMaster flex3™)	23,941	4,031	13,519	41,491	—	(149,547)	5,410	(246)	(144,383)	(102,892)	454,177	351,285	—	(9,549)	507	(9,042)
Touchstone High Yield (Grandmaster™)	9,430	1,907	917	12,254	—	(172)	31,023	(25)	30,826	43,080	84,314	127,394	—	(15)	2,426	2,411
Touchstone High Yield (IQ Annuity™)	20,122	(14,298)	23,572	29,396	—	(35,674)	(82,615)	(217)	(118,506)	(89,110)	370,421	281,311	—	(2,160)	(5,200)	(7,360)
Touchstone High Yield (Pinnacle Plus™)	41,190	52,137	(27,355)	65,972	123,088	(123,598)	(355,069)	(475)	(356,054)	(290,082)	887,948	597,866	9,258	(9,659)	(26,025)	(26,426)
Touchstone Large Cap Core Equity (Advantedge ™)	94	(302)	2,675	2,467	2,600	—	385	(155)	2,830	5,297	19,223	24,520	314	(18)	56	352
Touchstone Large Cap Core Equity (AnnuiChoice II™)	202	1,519	160	1,881	11,895	(5,661)	1	(50)	6,185	8,066	13,257	21,323	1,250	(585)	1	666
Touchstone Large Cap Core Equity (AnnuiChoice ™)	868	(24,769)	32,592	8,691	9	(37,678)	29,550	(189)	(8,308)	383	133,805	134,188	1	(3,656)	2,380	(1,275)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	(154)	(25,225)	38,187	12,808	—	(70,965)	8,018	(118)	(63,065)	(50,257)	202,246	151,989	—	(6,724)	692	(6,032)
Touchstone Large Cap Core Equity (Grandmaster™)	4,179	75,096	8,537	87,812	5	(34,515)	6,827	(77)	(27,760)	60,052	737,185	797,237	1	(3,324)	1,677	(1,646)
Touchstone Large Cap Core Equity (IQ Annuity™)	1,227	(16,764)	50,518	34,981	—	(55,608)	17,630	(210)	(38,188)	(3,207)	376,794	373,587	—	(5,522)	1,689	(3,833)
Touchstone Large Cap Core Equity (Pinnacle Plus™)	1,791	(27,039)	70,473	45,225	29,203	(43,056)	99,395	(390)	85,152	130,377	375,094	505,471	3,500	(4,792)	8,842	7,550
Touchstone Mid Cap Growth (Advantedge ™)	(604)	8,137	(1,611)	5,922	—	(403)	(27,314)	(61)	(27,778)	(21,856)	44,334	22,478	—	(54)	(2,852)	(2,906)
Touchstone Mid Cap Growth (AnnuiChoice II™)	(464)	(2,768)	12,972	9,740	2,050	(658)	(1,972)	(274)	(854)	8,886	47,620	56,506	188	(90)	(160)	(62)
Touchstone Mid Cap Growth (AnnuiChoice™)	(1,448)	(65,920)	95,215	27,847	—	(79,136)	(1,677)	(102)	(80,915)	(53,068)	209,781	156,713	—	(4,890)	(101)	(4,991)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Mid Cap Growth (GrandMaster flex3™)	$(3,717)	$(23,394)	$78,896	$51,785	$1,900	$(17,632)	$(4,433)	$(168)	$(20,333)	$31,452	$277,360	$308,812	117	(1,137)	(240)	(1,260)
Touchstone Mid Cap Growth (Grandmaster™)	(2,251)	(7,076)	48,206	38,879	15,513	(7,012)	30	(82)	8,449	47,328	191,222	238,550	1,124	(537)	2	589
Touchstone Mid Cap Growth (IQ Annuity™)	(2,968)	(12,699)	61,361	45,694	—	(9,684)	8,795	(151)	(1,040)	44,654	229,027	273,681	—	(570)	528	(42)
Touchstone Mid Cap Growth (Pinnacle Plus™)	(16,927)	(302,854)	502,638	182,857	157,198	(84,854)	538,467	(1,122)	609,689	792,546	674,069	1,466,615	13,451	(7,424)	30,667	36,694
Touchstone Moderate ETF (Advantedge™)	8,055	(278)	31,720	39,497	604,226	(895)	5,165	(3,758)	604,738	644,235	96,338	740,573	61,274	(475)	563	61,362
Touchstone Moderate ETF (AnnuiChoice™)	6,386	(8,716)	49,559	47,229	—	(77,036)	40,951	(270)	(36,355)	10,874	534,244	545,118	—	(6,941)	3,391	(3,550)
Touchstone Moderate ETF (GrandMaster flex3™)	2,506	2,050	117,985	122,541	4,800	(694,979)	(82,527)	(834)	(773,540)	(650,999)	1,833,117	1,182,118	435	(64,081)	(6,389)	(70,035)
Touchstone Moderate ETF (Grandmaster™)	888	3,415	5,937	10,240	500	(31,794)	(1,131)	(34)	(32,459)	(22,219)	168,355	146,136	45	(2,816)	(466)	(3,237)
Touchstone Moderate ETF (IQ Annuity™)	14,843	(69,235)	253,571	199,179	30,730	(203,131)	(160,712)	(1,504)	(334,617)	(135,438)	2,433,324	2,297,886	2,852	(19,497)	(14,549)	(31,194)
Touchstone Moderate ETF (Pinnacle Plus™)	11,697	(32,645)	242,227	221,279	20,047	(85,189)	(325,075)	(2,556)	(392,773)	(171,494)	2,712,909	2,541,415	1,865	(12,060)	(26,247)	(36,442)
Touchstone Moderate ETF Fund (AnnuiChoice II™)	7,754	10,471	45,303	63,528	116,442	(26,989)	(24,297)	(1,708)	63,448	126,976	615,182	742,158	11,895	(2,961)	(2,561)	6,373
Touchstone Money Market (IQ3™)	(67,317)	—	—	(67,317)	580,517	(1,522,800)	213,710	(2,512)	(731,085)	(798,402)	3,195,321	2,396,919	53,041	(144,136)	21,555	(69,540)
Touchstone Money Market (GrandMaster flex3™)	(26,103)	—	—	(26,103)	1,399	(469,479)	(465,204)	(754)	(934,038)	(960,141)	1,859,659	899,518	131	(43,699)	(43,821)	(87,389)
Touchstone Money Market (AnnuiChoice II™)	(3,525)	—	—	(3,525)	135,749	(40,674)	(88,821)	(314)	5,940	2,415	311,439	313,854	13,690	(4,142)	(8,998)	550
Touchstone Money Market (Advantedge™)	(5,201)	—	—	(5,201)	262,611	(19,750)	(317,807)	(65)	(75,011)	(80,212)	202,637	122,425	26,298	(1,993)	(32,127)	(7,822)
Touchstone Money Market (Pinnacle Plus™)	(16,556)	—	—	(16,556)	377,572	(826,167)	415,236	(1,114)	(34,473)	(51,029)	1,314,083	1,263,054	73,709	(86,078)	9,148	(3,221)
Touchstone Money Market (AnnuiChoice™)	(7,550)	—	—	(7,550)	25,788	(678,839)	242,731	(1,260)	(411,580)	(419,130)	1,257,731	838,601	2,275	(59,815)	21,413	(36,127)
Touchstone Money Market (Grandmaster™)	(52,042)	—	—	(52,042)	52,461	(1,937,496)	(167,422)	(1,634)	(2,054,091)	(2,106,133)	5,242,994	3,136,861	4,791	(176,748)	(15,865)	(187,822)
Touchstone Third Avenue Value (Advantedge™)	16,328	(22,976)	62,415	55,767	70,633	(4,117)	(5,097)	(1,252)	60,167	115,934	248,951	364,885	8,189	(627)	(347)	7,215
Touchstone Third Avenue Value (AnnuiChoice II™)	23,372	(122,350)	188,571	89,593	43,791	(15,265)	(198,088)	(633)	(170,195)	(80,602)	592,739	512,137	5,186	(1,791)	(22,667)	(19,272)
Touchstone Third Avenue Value (AnnuiChoice™)	41,341	(394,704)	535,058	181,695	4,104	(248,125)	(328,363)	(1,038)	(573,422)	(391,727)	1,294,521	902,794	261	(16,620)	(20,916)	(37,275)
Touchstone Third Avenue Value (GrandMaster flex3™)	49,115	(339,742)	476,599	185,972	3,200	(298,959)	3,658	(787)	(292,888)	(106,916)	1,261,180	1,154,264	222	(20,709)	53	(20,434)
Touchstone Third Avenue Value (Grandmaster™)	98,435	(632,750)	873,003	338,688	53,253	(422,391)	(49,431)	(802)	(419,371)	(80,683)	2,285,137	2,204,454	4,141	(34,305)	(4,575)	(34,739)
Touchstone Third Avenue Value (IQ Annuity™)	93,732	(335,273)	565,875	324,334	81,739	(282,213)	(105,942)	(866)	(307,282)	17,052	2,028,941	2,045,993	5,296	(19,849)	(7,417)	(21,970)
Touchstone Third Avenue Value (Pinnacle Plus™)	71,319	(451,551)	645,685	265,453	14,642	(309,862)	(77,271)	(1,446)	(373,937)	(108,484)	1,821,155	1,712,671	949	(25,192)	(1,060)	(25,303)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	36,129	(94,066)	1,220,258	1,162,321	39,822	(1,323,326)	(211,791)	(4,416)	(1,499,711)	(337,390)	9,848,223	9,510,833	824	(29,046)	(4,949)	(33,171)
Fidelity VIP Growth (Grandmaster™)	(35,537)	162,540	857,432	984,435	—	(568,412)	(119,041)	(2,765)	(690,218)	294,217	4,963,040	5,257,257	—	(11,283)	(2,378)	(13,661)
Fidelity VIP High Income (Grandmaster™)	216,130	(232,036)	419,930	404,024	915	(571,303)	(94,361)	(1,416)	(666,165)	(262,141)	3,812,727	3,550,586	47	(29,279)	(5,697)	(34,929)
Fidelity VIP II Asset Manager (Grandmaster™)	37,035	(32,988)	565,398	569,445	78,757	(708,055)	(55,339)	(2,336)	(686,973)	(117,528)	4,977,204	4,859,676	2,170	(19,955)	(1,584)	(19,369)
Fidelity VIP II Contrafund (Grandmaster™)	(10,860)	93,923	1,753,137	1,836,200	84,044	(1,670,124)	683,172	(5,375)	(908,283)	927,917	12,822,005	13,749,922	2,288	(46,323)	17,671	(26,364)
Fidelity VIP II Index 500 (Grandmaster™)	23,778	158,251	279,137	461,166	—	(516,058)	(40,383)	(1,883)	(558,324)	(97,158)	3,834,158	3,737,000	—	(18,587)	(1,523)	(20,110)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	3,269	2,671	2,347	8,287	—	(63,333)	(474)	(180)	(63,987)	(55,700)	151,053	95,353	—	(5,480)	(40)	(5,520)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	60,042	(716)	58,230	117,556	2,756	(127,226)	1,466	(649)	(123,653)	(6,097)	1,861,640	1,855,543	89	(4,095)	48	(3,958)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	5,976	1,740	5,180	12,896	—	(29,338)	(1,207)	(64)	(30,609)	(17,713)	218,380	200,667	—	(2,559)	(102)	(2,661)
Fidelity VIP II Investment Grade Bond (IQ3™)	4,335	783	3,593	8,711	—	(13,133)	(2)	(96)	(13,231)	(4,520)	142,990	138,470	—	(1,146)	(1)	(1,147)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	6,549	1,797	5,857	14,203	—	(30,553)	(2,454)	(215)	(33,222)	(19,019)	246,033	227,014	—	(2,877)	(28)	(2,905)
Fidelity VIP III Balanced (Grandmaster™)	18,043	(30,369)	217,029	204,703	—	(294,305)	1,074,752	(951)	779,496	984,199	1,027,295	2,011,494	—	(19,142)	65,981	46,839
Fidelity VIP Overseas (AnnuiChoice™)	—	2,900	(2,395)	505	—	—	(10,806)	(8)	(10,814)	(10,309)	14,668	4,359	0	(1)	(1,455)	(1,456)
Fidelity VIP Overseas (AnnuiChoice II™)	41	(67)	999	973	—	—	1	(17)	(16)	957	8,255	9,212	—	(2)	—	(2)
Fidelity VIP Overseas (Grandmaster™)	4,706	(52,538)	275,844	228,012	523	(176,662)	(34,719)	(1,080)	(211,938)	16,074	2,241,928	2,258,002	18	(6,338)	(1,273)	(7,593)
Fidelity VIP Overseas (GrandmasterFlex3™)	5	(10,152)	20,586	10,439	—	(6,341)	(8,438)	(35)	(14,814)	(4,375)	109,332	104,957	—	(908)	(1,162)	(2,070)
Fidelity VIP Overseas (IQ3™)	22	(2,004)	4,056	2,074	—	—	(2,865)	(14)	(2,879)	(805)	21,184	20,379	—	(2)	(395)	(397)
Fidelity VIP Overseas (Pinnacle Plus™)	(359)	(26,154)	36,181	9,668	—	(16,061)	(19,549)	(157)	(35,767)	(26,099)	145,772	119,673	—	(3,273)	(1,983)	(5,256)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	(14,327)	(95,524)	550,597	440,746	475	(350,851)	(74,352)	(606)	(425,334)	15,412	1,845,543	1,860,955	14	(10,528)	(2,344)	(12,858)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)	264	(44)	7,312	7,532	—	(24)	(862)	(559)	(1,445)	6,087	62,297	68,384	—	(61)	(82)	(143)
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,244	(274)	17,365	18,335	24,708	(26,087)	(180)	(457)	(2,016)	16,319	141,957	158,276	2,273	(2,393)	(17)	(137)
Fidelity VIP Asset Manager (AnnuiChoice™)	818	(4,954)	18,430	14,294	15,544	(64,426)	13	(38)	(48,907)	(34,613)	140,734	106,121	1,141	(4,913)	1	(3,771)
Fidelity VIP Asset Manager (GrandMaster flex3™)	235	(180)	6,040	6,095	—	(188)	(1,021)	(12)	(1,221)	4,874	50,998	55,872	—	(17)	(90)	(107)
Fidelity VIP Asset Manager (IQ3™)	1,263	(5,783)	38,045	33,525	29,045	(7,310)	(45,914)	(179)	(24,358)	9,167	281,220	290,387	2,365	(622)	(3,706)	(1,963)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle Plus™)	$515	$(1,121)	$18,771	$18,165	$2,964	$(4,751)	$—	$(38)	$(1,825)	$16,340	$151,994	$168,334	245	(482)	85	(152)
Fidelity VIP Balanced (Advantedge™)	845	5,001	12,183	18,029	1,761	(1,021)	116,257	(1,201)	115,796	133,825	25,632	159,457	185	(219)	12,048	12,014
Fidelity VIP Balanced (AnnuiChoice II™)	1,216	2,920	10,875	15,011	3,378	(6,451)	52,950	(182)	49,695	64,706	68,902	133,608	288	(616)	4,863	4,535
Fidelity VIP Balanced (AnnuiChoice™)	2,620	1,451	33,698	37,769	20,197	(101,766)	113,286	(403)	31,314	69,083	208,021	277,104	1,502	(7,742)	8,660	2,420
Fidelity VIP Balanced (GrandMaster flex3™)	1,487	(3,325)	50,840	49,002	—	(81,996)	108,273	(194)	26,083	75,085	296,117	371,202	—	(6,100)	8,032	1,932
Fidelity VIP Balanced (GrandMaster ™)	4,704	(10,702)	71,862	65,864	1,768	(34,834)	245,431	(208)	212,157	278,021	241,097	519,118	147	(2,970)	20,823	18,000
Fidelity VIP Balanced (IQ3™)	1,894	(13,704)	45,469	33,659	67,107	(8,529)	(7,456)	(224)	50,898	84,557	207,284	291,841	5,371	(749)	(640)	3,982
Fidelity VIP Balanced (Pinnacle Plus™)	4,406	(10,351)	130,315	124,370	226,817	(51,742)	203,809	(326)	378,558	502,928	788,558	1,291,486	23,623	(5,416)	10,129	28,336
Fidelity VIP Contrafund (Advantedge™)	(2,983)	(7,594)	147,532	136,955	381,145	(11,005)	56,355	(5,195)	421,300	558,255	649,084	1,207,339	43,376	(1,890)	6,519	48,005
Fidelity VIP Contrafund (AnnuiChoice II™)	(1,968)	(56,041)	145,653	87,644	89,512	(22,193)	(298,524)	(1,035)	(232,240)	(144,596)	772,761	628,165	9,020	(2,373)	(30,963)	(24,316)
Fidelity VIP Contrafund (AnnuiChoice™)	16	(202,044)	401,231	199,203	4,146	(131,076)	(101,672)	(1,476)	(230,078)	(30,875)	1,431,336	1,400,461	262	(9,032)	(6,471)	(15,241)
Fidelity VIP Contrafund (GrandMaster flex3™)	(7,562)	(178,534)	375,605	189,509	570	(316,450)	70,390	(909)	(246,399)	(56,890)	1,421,262	1,364,372	40	(21,733)	4,714	(16,979)
Fidelity VIP Contrafund (IQ3™)	(6,621)	(167,878)	397,801	223,302	13,869	(208,544)	119,887	(988)	(75,776)	147,526	1,600,083	1,747,609	1,046	(16,094)	8,433	(6,615)
Fidelity VIP Contrafund (Pinnacle Plus™)	(15,237)	(254,790)	621,645	351,618	76,756	(215,345)	568,111	(2,095)	427,427	779,045	2,288,822	3,067,867	6,082	(22,689)	43,935	27,328
Fidelity VIP Contrafund Standard (IQ Advisor™)	27	(15)	868	880	—	—	—	—	—	880	5,423	6,303	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	(326)	(462)	8,468	7,680	—	(1,145)	1	(14)	(1,158)	6,522	33,112	39,634	—	(155)	—	(155)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	(104)	(25)	1,643	1,514	—	—	—	(5)	(5)	1,509	6,548	8,057	—	(1)	—	(1)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	(202)	(276)	3,922	3,444	—	(497)	(76)	(5)	(578)	2,866	14,954	17,820	—	(66)	(7)	(73)
Fidelity VIP Disclipined Small Cap (IQ™)	(713)	(2,099)	14,142	11,330	—	(5,681)	5,079	(23)	(625)	10,705	49,027	59,732	—	(797)	717	(80)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	(7,926)	(16,921)	74,786	49,939	148,894	(20,208)	462,689	(43)	591,332	641,271	35,593	676,864	24,041	(3,191)	52,724	73,574
Fidelity VIP Disciplined Small Cap (Advantedge™)	(217)	975	2,347	3,105	—	—	(1,509)	(86)	(1,595)	1,510	13,926	15,436	—	(9)	(152)	(161)
Fidelity VIP Equity-Income (Advantedge™)	160	1,230	11,284	12,674	41,831	(1,325)	2,247	(827)	41,926	54,600	56,055	110,655	5,295	(261)	352	5,386
Fidelity VIP Equity-Income (AnnuiChoice II™)	1,776	(2,277)	36,077	35,576	60,010	(24,263)	—	(82)	35,665	71,241	261,051	332,292	6,869	(2,927)	1	3,943
Fidelity VIP Equity-Income (AnnuiChoice™)	2,073	(67,370)	112,615	47,318	146	(107,407)	13,724	(440)	(93,977)	(46,659)	413,549	366,890	14	(10,002)	1,261	(8,727)
Fidelity VIP Equity-Income (GrandMaster flex3™)	(8)	(13,121)	33,581	20,452	—	(20,099)	(1,340)	(114)	(21,553)	(1,101)	172,787	171,686	—	(1,857)	(121)	(1,978)
Fidelity VIP Equity-Income (IQ3™)	671	(2,923)	49,580	47,328	5,148	(33,944)	4,920	(225)	(24,101)	23,227	383,881	407,108	529	(3,514)	419	(2,566)
Fidelity VIP Equity-Income (Pinnacle Plus™)	(572)	(52,997)	179,225	125,656	24,535	(66,163)	(11,630)	(1,040)	(54,298)	71,358	1,032,124	1,103,482	3,335	(8,931)	486	(5,110)
Fidelity VIP Freedom 2010 (Advantedge™)	654	3,815	3,866	8,335	45,359	—	(47,118)	(447)	(2,206)	6,129	58,078	64,207	4,623	(46)	(4,588)	(11)
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	178	74	784	1,036	—	—	(26)	(4)	(30)	1,006	9,612	10,618	—	—	(3)	(3)
Fidelity VIP Freedom 2010 (Grandmaster™)	685	(2,799)	6,107	3,993	—	(27,218)	(39)	(63)	(27,320)	(23,327)	59,774	36,447	—	(2,914)	(3)	(2,917)
Fidelity VIP Freedom 2010 (IQ3™)	1,108	3,895	237	5,240	—	(82,873)	(18,157)	(26)	(101,056)	(95,816)	163,940	68,124	—	(9,239)	(1,888)	(11,127)
Fidelity VIP Freedom 2015 (Advantedge™)	1,594	273	9,546	11,413	—	—	65	(138)	(73)	11,340	104,035	115,375	—	(14)	6	(8)
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	222	(118)	1,172	1,276	—	(475)	261	—	(214)	1,062	11,250	12,312	—	(51)	28	(23)
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	89	—	538	627	—	—	—	—	—	627	5,680	6,307	—	—	—	—
Fidelity VIP Freedom 2015 (IQ3™)	4,221	8,078	14,069	26,368	—	(83,072)	(1)	(49)	(83,122)	(56,754)	342,637	285,883	—	(9,453)	1	(9,452)
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	2,516	(9,283)	25,433	18,666	18,406	(50,722)	14,686	(85)	(17,715)	951	192,282	193,233	2,053	(5,892)	1,830	(2,009)
Fidelity VIP Freedom 2020 (Advantedge™)	123	18	1,118	1,259	—	—	(44)	(92)	(136)	1,123	10,085	11,208	—	(10)	(3)	(13)
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	485	(100)	3,301	3,686	—	—	(1)	(15)	(16)	3,670	28,317	31,987	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (IQ3™)	2,031	308	16,161	18,500	—	—	(1)	(15)	(16)	18,484	145,981	164,465	—	(2)	1	(1)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	196	(303)	2,088	1,981	1,422	(750)	(2)	—	670	2,651	15,786	18,437	154	(82)	—	72
Fidelity VIP Freedom 2025 (Advantedge™)	106	30	1,245	1,381	—	—	(112)	(92)	(204)	1,177	10,105	11,282	—	(10)	(10)	(20)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™) (October 13)*	28	1	35	64	1,422	—	(1)	—	1,421	1,485	—	1,485	155	—	—	155
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	19	(16)	324	327	—	—	—	(4)	(4)	323	2,344	2,667	—	(1)	—	(1)
Fidelity VIP Growth (Advantedge™)	(319)	(208)	5,480	4,953	39,679	(24)	72	(51)	39,676	44,629	20,865	65,494	4,534	(10)	14	4,538
Fidelity VIP Growth (AnnuiChoice II™)	(1,201)	3,858	29,045	31,702	17,505	(24,295)	15,424	(388)	8,246	39,948	146,791	186,739	1,855	(2,636)	1,439	658
Fidelity VIP Growth (AnnuiChoice™)	(577)	(7,543)	26,315	18,195	148	(21,607)	110,366	(136)	88,771	106,966	99,185	206,151	17	(2,404)	10,546	8,159
Fidelity VIP Growth (GrandMaster flex3™)	(1,309)	(12,586)	36,428	22,533	—	(48,837)	11,965	(63)	(36,935)	(14,402)	118,898	104,496	—	(4,728)	1,318	(3,410)
Fidelity VIP Growth (GrandMaster™)	(2,942)	(22,925)	91,299	65,432	41,102	(25,494)	(6,400)	(113)	9,095	74,527	305,259	379,786	4,673	(3,024)	(926)	723
Fidelity VIP Growth (IQ3™)	(1,493)	(39,125)	35,970	(4,648)	4,045	(26,930)	20,324	(129)	(2,690)	(7,338)	124,529	117,191	617	(4,169)	(888)	(4,440)
Fidelity VIP Growth (Pinnacle Plus™)	(3,451)	(9,362)	77,436	64,623	16,584	(6,688)	92,088	(240)	101,744	166,367	212,690	379,057	1,727	(870)	9,133	9,990
Fidelity VIP High Income (AnnuiChoice II™)	2,507	3,385	(841)	5,051	—	(14,367)	—	(31)	(14,398)	(9,347)	49,740	40,393	—	(1,235)	—	(1,235)
Fidelity VIP High Income (AnnuiChoice™)	27,348	(15,719)	31,069	42,698	24	(10,466)	(108,760)	(393)	(119,595)	(76,897)	498,021	421,124	1	(638)	(7,169)	(7,806)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (GrandMaster flex3™)	$98,380	$331,351	$(334,477)	$95,254	$1,000	$(41,241)	$27,543	$(107)	$(12,805)	$82,449	$1,451,004	$1,533,453	68	(2,972)	(2,746)	(5,650)
Fidelity VIP High Income (IQ3™)	422,735	1,014,928	(992,842)	444,821	86,742	(358,602)	(378,180)	(1,294)	(651,334)	(206,513)	6,783,480	6,576,967	6,256	(26,765)	(50,768)	(71,277)
Fidelity VIP High Income (Pinnacle Plus™)	16,896	(3,719)	13,520	26,697	15,017	(23,796)	81,532	(193)	72,560	99,257	179,178	278,435	1,613	(1,824)	5,502	5,291
Fidelity VIP High Income (Advantedge™)	43,379	4,219	(4,470)	43,128	18,289	(25,068)	224,855	(79)	217,997	261,125	414,099	675,224	1,543	(2,211)	18,329	17,661
Fidelity VIP II Index 500 (Advantedge™)	1,633	23,847	9,429	34,909	105,863	(6,450)	25,139	(2,028)	122,524	157,433	250,674	408,107	11,674	(1,022)	2,639	13,291
Fidelity VIP II Index 500 (AnnuiChoice II™)	2,119	10,785	20,889	33,793	31,861	(15,138)	(1,520)	(1,211)	13,992	47,785	248,055	295,840	3,899	(2,057)	(168)	1,674
Fidelity VIP II Index 500 (AnnuiChoice™)	3,723	(37,300)	94,511	60,934	13	(67,559)	(3,686)	(776)	(72,008)	(11,074)	492,680	481,606	1	(6,881)	(228)	(7,108)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	1,369	(32,092)	99,774	69,051	—	(68,068)	(27,896)	(358)	(96,322)	(27,271)	568,961	541,690	—	(8,830)	(2,987)	(11,817)
Fidelity VIP II Index 500 (Grandmaster™)	6,389	(59,251)	220,625	167,763	37,017	(98,479)	(56,904)	(767)	(119,133)	48,630	1,379,352	1,427,982	4,664	(12,629)	(7,508)	(15,473)
Fidelity VIP II Index 500 (IQ3™)	2,086	(9,788)	70,364	62,662	—	(36,918)	(96)	(337)	(37,351)	25,311	516,847	542,158	—	(4,377)	(3)	(4,380)
Fidelity VIP II Index 500 (Pinnacle Plus™)	2,535	(70,336)	225,067	157,266	10,685	(117,419)	(38,389)	(586)	(145,709)	11,557	1,331,605	1,343,162	938	(13,315)	(318)	(12,695)
Fidelity VIP Investment Grade Bond (Advantedge™)	6,341	997	(91)	7,247	112,345	(2,088)	2,603	(1,101)	111,759	119,006	83,860	202,866	10,035	(281)	225	9,979
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	7,740	1,183	3,167	12,090	46,190	(5,899)	1,966	(526)	41,731	53,821	174,854	228,675	3,909	(535)	162	3,536
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	21,482	39,429	(9,474)	51,437	11	(118,084)	(222,283)	(1,006)	(341,362)	(289,925)	945,295	655,370	1	(8,205)	(15,320)	(23,524)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	18,659	8,514	5,209	32,382	1,547	(106,037)	175,396	(513)	70,393	102,775	525,216	627,991	124	(8,701)	14,357	5,780
Fidelity VIP Investment Grade Bond (GrandMaster ™)	18,024	11,871	3,988	33,883	5,465	(87,199)	49,122	(207)	(32,819)	1,064	584,228	585,292	474	(7,640)	4,205	(2,961)
Fidelity VIP Investment Grade Bond (IQ3™)	19,115	5,483	13,268	37,866	29,045	(69,116)	8,532	(549)	(32,088)	5,778	642,266	648,044	1,986	(4,858)	626	(2,246)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	11,174	27,782	(7,054)	31,902	93,107	(26,958)	(384,114)	(505)	(318,470)	(286,568)	740,769	454,201	7,965	(2,521)	(32,262)	(26,818)
Fidelity VIP Mid Cap (AnnuiChoice II™)	(1,447)	507	49,145	48,205	5,260	(4,570)	287,470	(199)	287,961	336,166	170,941	507,107	454	(391)	23,056	23,119
Fidelity VIP Mid Cap (AnnuiChoice™)	(2,356)	(17,328)	114,244	94,560	13,353	(92,492)	286,259	(517)	206,603	301,163	397,390	698,553	568	(4,408)	11,741	7,901
Fidelity VIP Mid Cap (GrandMaster flex3™)	(7,737)	(74,024)	247,061	165,300	480	(273,515)	(33,446)	(455)	(306,936)	(141,636)	806,801	665,165	25	(14,109)	(1,726)	(15,810)
Fidelity VIP Mid Cap (Grandmaster™)	(6,153)	126,463	30,569	150,879	16,589	(147,268)	4,220	(237)	(126,696)	24,183	703,329	727,512	1,003	(9,345)	(441)	(8,783)
Fidelity VIP Mid Cap (IQ Annuity™)	(9,488)	(53,139)	292,582	229,955	54,325	(243,296)	11,533	(383)	(177,821)	52,134	1,017,020	1,069,154	2,456	(12,332)	202	(9,674)
Fidelity VIP Mid Cap (Pinnacle Plus™)	(27,369)	(294,797)	797,310	475,144	234,111	(204,486)	320,724	(1,996)	348,353	823,497	1,821,830	2,645,327	17,505	(14,600)	12,339	15,244
Fidelity VIP Mid Cap (Advantedge™)	(2,953)	6,990	60,786	64,823	115,795	(2,495)	100,495	(693)	213,102	277,925	141,792	419,717	11,542	(332)	10,367	21,577
Fidelity VIP Overseas (Advantedge™)	14	(7,162)	28,168	21,020	109,247	(54)	12,254	(1,359)	120,088	141,108	113,364	254,472	13,929	(190)	1,686	15,425
Fidelity VIP Overseas (AnnuiChoice II™)	499	1,937	17,957	20,393	18,530	(1,389)	(5,943)	(430)	10,768	31,161	158,019	189,180	2,170	(221)	(621)	1,328
Fidelity VIP Overseas (AnnuiChoice™)	1,147	(64,638)	102,745	39,254	184	(27,517)	(29,708)	(328)	(57,369)	(18,115)	407,834	389,719	14	(2,282)	(2,211)	(4,479)
Fidelity VIP Overseas (GrandMaster flex3™)	(798)	(66,281)	88,963	21,884	3,200	(57,886)	(27,063)	(181)	(81,930)	(60,046)	302,871	242,825	272	(4,944)	(2,446)	(7,118)
Fidelity VIP Overseas (GrandMaster™)	86	(14,424)	39,272	24,934	24,117	(22,185)	17,263	(152)	19,043	43,977	191,141	235,118	3,053	(2,963)	2,670	2,760
Fidelity VIP Overseas (IQ3™)	(617)	(57,907)	115,905	57,381	789	(32,792)	(23,240)	(243)	(55,486)	1,895	544,768	546,663	80	(3,318)	(1,972)	(5,210)
Fidelity VIP Overseas (Pinnacle Plus™)	(1,696)	(72,213)	115,080	41,171	16,841	(30,365)	(65,902)	(488)	(79,914)	(38,743)	497,346	458,603	1,551	(3,786)	(3,534)	(5,769)
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	(121)	199	8,293	8,371	—	(63)	—	(32)	(95)	8,276	38,694	46,970	—	(7)	—	(7)
JPMorgan IT Mid Cap (Grandmaster™)	(46)	3,217	8,513	11,684	—	(11,500)	—	(9)	(11,509)	175	62,539	62,714	—	(841)	—	(841)
JPMorgan IT Mid Cap (GrandMaster flex3™)	(343)	2,317	16,063	18,037	—	(2,817)	(4,571)	(65)	(7,453)	10,584	89,781	100,365	—	(214)	(335)	(549)
JPMorgan IT Mid Cap (Pinnacle Plus™)	(1,679)	59,310	32,708	90,339	—	(174,550)	(10,979)	(476)	(186,005)	(95,666)	520,259	424,593	—	(17,146)	4,140	(13,006)
JPMorgan IT Mid Cap (AnnuiChoice™)	632	17,513	14,107	32,252	—	(56,317)	—	(21)	(56,338)	(24,086)	170,547	146,461	—	(3,851)	1	(3,850)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,027	284	1,418	2,729	—	(5,623)	1	(12)	(5,634)	(2,905)	31,356	28,451	—	(263)	—	(263)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	246	(14)	511	743	—	(294)	1	(1)	(294)	449	9,345	9,794	—	(14)	—	(14)
Van Kampen UIF Emerging Markets Debt (IQ3™)	149	(115)	441	475	—	(5,935)	(5,200)	(13)	(11,148)	(10,673)	12,544	1,871	—	(296)	(272)	(568)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	74	(322)	2,153	1,905	—	(114)	—	(7)	(121)	1,784	6,841	8,625	—	(18)	—	(18)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	570	(481)	11,635	11,724	—	(10,770)	—	(76)	(10,846)	878	43,966	44,844	—	(534)	—	(534)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	890	(56,247)	88,853	33,496	—	(31,238)	(1)	(103)	(31,342)	2,154	141,346	143,500	—	(1,791)	—	(1,791)
Van Kampen UIF U.S. Real Estate (IQ3™)	583	(4,848)	25,668	21,403	—	(1,342)	—	(64)	(1,406)	19,997	77,452	97,449	—	(83)	—	(83)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	1,148	(13,753)	36,903	24,298	3,053	(25,908)	32,217	(270)	9,092	33,390	301,249	334,639	188	(1,481)	1,982	689
Franklin Growth and Income Securities (Advantedge™)	1,114	(887)	8,166	8,393	11,436	—	(1,707)	(458)	9,271	17,664	42,851	60,515	1,407	(53)	(171)	1,183
Franklin Growth and Income Securities (AnnuiChoice II™)	1,495	(1,039)	9,717	10,173	10,054	(402)	(262)	(144)	9,246	19,419	55,841	75,260	1,227	(64)	(26)	1,137
Franklin Growth and Income Securities (AnnuiChoice™)	9,544	(83,819)	259,739	185,464	33	(58,519)	482,694	(1,062)	423,146	608,610	457,375	1,065,985	3	(4,815)	44,070	39,258
Franklin Growth and Income Securities (GrandMaster flex3™)	9,707	(18,676)	76,767	67,798	—	(20,993)	155,154	(247)	133,914	201,712	285,372	487,084	—	(1,810)	13,968	12,158
Franklin Growth and Income Securities (Grandmaster™)	16,056	83,967	40,351	140,374	2,500	(57,459)	167,733	(153)	112,621	252,995	705,459	958,454	209	(4,868)	15,657	10,998

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (IQ Annuity™)	$18,055	$(99,345)	$198,948	$117,658	$20,505	$(135,945)	$(13,054)	$(643)	$(129,137)	$(11,479)	$869,024	$857,545	1,772	(11,783)	(722)	(10,733)
Franklin Growth and Income Securities (Pinnacle Plus™)	17,235	(94,835)	196,182	118,582	12,504	(79,145)	(11,688)	(584)	(78,913)	39,669	899,070	938,739	1,488	(8,307)	(643)	(7,462)
Franklin Income Securities (Advantedge™)	5,778	(1,002)	7,147	11,923	10,600	(808)	(3,889)	(327)	5,576	17,499	102,115	119,614	1,076	(116)	(360)	600
Franklin Income Securities (AnnuiChoice II™)	15,866	(4,299)	19,275	30,842	93,288	(15,467)	(443)	(320)	77,058	107,900	218,272	326,172	8,869	(1,494)	(44)	7,331
Franklin Income Securities (AnnuiChoice™)	19,995	(19,356)	37,023	37,662	3,000	(154,928)	(11,567)	(324)	(163,819)	(126,157)	452,630	326,473	171	(9,386)	(695)	(9,910)
Franklin Income Securities (GrandMaster flex3™)	106,199	(50,405)	157,595	213,389	360	(271,106)	(40,853)	(1,476)	(313,075)	(99,686)	2,183,257	2,083,571	22	(16,965)	(2,701)	(19,644)
Franklin Income Securities (Grandmaster™)	85,812	47,922	34,572	168,306	5	(316,735)	(98,086)	(451)	(415,267)	(246,961)	1,743,526	1,496,565	0	(19,565)	(5,656)	(25,221)
Franklin Income Securities (IQ Annuity™)	65,120	(44,438)	109,139	129,821	5,232	(125,946)	12,656	(961)	(109,019)	20,802	1,206,536	1,227,338	328	(7,670)	867	(6,475)
Franklin Income Securities (Pinnacle Plus™)	79,724	(40,379)	120,062	159,407	28,018	(214,818)	(113,050)	(1,130)	(300,980)	(141,573)	1,670,417	1,528,844	1,996	(18,060)	(5,158)	(21,222)
Franklin Income Securities (Pinnacle Plus Reduced M&E ™) (November 10)*	(19)	—	168	149	—	—	11,577	—	11,577	11,726	—	11,726	—	—	1,141	1,141
Franklin Large Cap Growth Securities (Advantedge™)	(551)	1,541	6,629	7,619	6,500	—	776	(571)	6,705	14,324	62,806	77,130	764	(63)	138	839
Franklin Large Cap Growth Securities (AnnuiChoice II™)	(299)	(5,717)	14,129	8,113	16,014	(1,420)	(6,446)	(57)	8,091	16,204	90,422	106,626	1,552	(164)	(726)	662
Franklin Large Cap Growth Securities (AnnuiChoice™)	(135)	(9,811)	14,761	4,815	4	(2,496)	(34,810)	(72)	(37,374)	(32,559)	86,648	54,089	0	(210)	(2,845)	(3,055)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(329)	(10,837)	14,368	3,202	—	(37,419)	20,381	(59)	(17,097)	(13,895)	66,781	52,886	—	(3,221)	1,650	(1,571)
Franklin Large Cap Growth Securities (Grandmaster™)	(321)	(1,413)	7,873	6,139	—	(2,325)	536	(50)	(1,839)	4,300	58,840	63,140	—	(192)	69	(123)
Franklin Large Cap Growth Securities (IQ Annuity™)	(1,311)	(15,985)	35,053	17,757	—	(13,071)	(9,471)	(151)	(22,693)	(4,936)	226,242	221,306	—	(1,121)	(972)	(2,093)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	(2,198)	(19,464)	43,634	21,972	5,410	(14,570)	26,208	(242)	16,806	38,778	228,105	266,883	495	(1,316)	2,228	1,407
Franklin Mutual Shares Securities (Advantedge™)	539	(16,053)	80,925	65,411	308,418	(3,148)	58,325	(4,556)	359,039	424,450	474,541	898,991	35,866	(913)	7,188	42,141
Franklin Mutual Shares Securities (AnnuiChoice II™)	493	(8,257)	19,738	11,974	31,118	(5,147)	(5,824)	(458)	19,689	31,663	119,447	151,110	3,419	(620)	(692)	2,107
Franklin Mutual Shares Securities (AnnuiChoice™)	3,259	(20,798)	73,622	56,083	1	(31,627)	120,598	(474)	88,498	144,581	423,166	567,747	0	(2,276)	8,941	6,665
Franklin Mutual Shares Securities (GrandMaster flex3™)	222	(34,792)	145,123	110,553	360	(113,647)	1,055	(755)	(112,987)	(2,434)	1,215,999	1,213,565	26	(8,207)	137	(8,044)
Franklin Mutual Shares Securities (IQ Annuity™)	175	(23,208)	53,179	30,146	6,571	(23,057)	4,029	(330)	(12,787)	17,359	335,846	353,205	483	(1,655)	166	(1,006)
Franklin Mutual Shares Securities (Pinnacle Plus™)	(1,880)	(67,152)	164,276	95,244	15,569	(119,708)	(87,968)	(545)	(192,652)	(97,408)	1,145,134	1,047,726	1,801	(13,182)	(3,957)	(15,338)
Franklin Mutual Shares Securities Standard (IQ Advisor™)	108	(14)	1,019	1,113	—	—	(1)	—	(1)	1,112	10,571	11,683	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	1,689	(197,817)	318,996	122,868	10,800	(254,606)	(273,706)	(550)	(518,062)	(395,194)	1,598,078	1,202,884	768	(18,592)	(19,191)	(37,015)
Franklin Small Cap Value Securities (Advantedge™)	(926)	7,056	19,916	26,046	11,832	(136)	(8,332)	(200)	3,164	29,210	88,615	117,825	1,180	(34)	(601)	545
Franklin Small Cap Value Securities (AnnuiChoice II™)	(17)	207	1,314	1,504	5,554	—	(351)	(43)	5,160	6,664	505	7,169	728	(5)	(38)	685
Franklin Small Cap Value Securities (AnnuiChoice™)	(272)	(7,500)	36,075	28,303	4,370	(24,938)	(4,292)	(178)	(25,038)	3,265	125,503	128,768	512	(3,122)	(578)	(3,188)
Franklin Small Cap Value Securities (GrandmasterFlex3™)	(527)	(2,915)	18,925	15,483	—	(32)	2,749	(53)	2,664	18,147	59,620	77,767	—	(11)	278	267
Franklin Small Cap Value Securities (Grandmaster™)	(5,800)	140,209	114,515	248,924	13,799	(63,144)	119,125	(476)	69,304	318,228	882,227	1,200,455	1,730	(7,860)	15,062	8,932
Franklin Small Cap Value Securities (IQ3 ™)	(383)	1,158	12,589	13,364	1,546	(999)	35,846	(57)	36,336	49,700	41,691	91,391	207	(130)	4,031	4,108
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(5,247)	(45,915)	165,828	114,666	146,346	(45,449)	555,555	(206)	656,246	770,912	259,662	1,030,574	21,857	(7,464)	60,840	75,233
Templeton Foreign Securities Fund (AnnuiChoice II™)	899	(4,766)	13,674	9,807	49,279	(287)	(2,751)	(81)	46,160	55,967	79,814	135,781	5,030	(37)	(299)	4,694
Templeton Foreign Securities Fund (AnnuiChoice ™)	756	(15,362)	19,829	5,223	5,522	(46,541)	(13,456)	(102)	(54,577)	(49,354)	145,363	96,009	292	(2,689)	(722)	(3,119)
Templeton Foreign Securities Fund (Advantedge™)	331	(2,187)	13,373	11,517	124,534	(2,692)	38,172	(956)	159,058	170,575	77,915	248,490	13,847	(425)	4,284	17,706
Templeton Foreign Securities Fund (GrandMaster flex3™)	1,368	(30,999)	47,698	18,067	—	(67,300)	(1,496)	(191)	(68,987)	(50,920)	406,458	355,538	—	(4,119)	(135)	(4,254)
Templeton Foreign Securities Fund (Grandmaster™)	(69)	25,209	(14,712)	10,428	—	(52,783)	(59,378)	(54)	(112,215)	(101,787)	429,506	327,719	—	(3,139)	(3,898)	(7,037)
Templeton Foreign Securities Fund (Pinnacle Plus™)	(382)	(177,623)	211,459	33,454	90,714	(17,030)	(432,363)	(552)	(359,231)	(325,777)	958,014	632,237	6,616	(1,836)	(27,734)	(22,954)
Templeton Growth Securities (Advantedge™)	(115)	(1,107)	6,007	4,785	14,600	—	2,496	(636)	16,460	21,245	51,262	72,507	1,856	(80)	354	2,130
Templeton Growth Securities (AnnuiChoice II™)	81	(1,323)	3,447	2,205	10,571	(1,578)	488	(153)	9,328	11,533	28,575	40,108	1,263	(213)	67	1,117
Templeton Growth Securities (AnnuiChoice™)	436	(3,993)	11,132	7,575	—	(2,005)	54,950	(179)	52,766	60,341	31,454	91,795	—	(163)	4,062	3,899
Templeton Growth Securities (GrandMaster flex3™)	(1,673)	(51,843)	96,506	42,990	360	(75,096)	(42,617)	(580)	(117,933)	(74,943)	899,413	824,470	27	(5,616)	(3,246)	(8,835)
Templeton Growth Securities (Grandmaster™)	(953)	40,233	3,479	42,759	—	(44,526)	(2,199)	(39)	(46,764)	(4,005)	322,031	318,026	—	(3,352)	1,761	(1,591)
Templeton Growth Securities (IQ Annuity™)	(715)	(8,462)	54,773	45,596	12,500	(20,417)	3,422	(354)	(4,849)	40,747	785,277	826,024	904	(1,527)	270	(353)
Templeton Growth Securities (Pinnacle Plus™)	(2,993)	(207,112)	231,807	21,702	82,646	(42,012)	(370,301)	(242)	(329,909)	(308,207)	808,479	500,272	6,900	(3,971)	(29,879)	(26,950)
Templeton Growth Securities Standard (IQ Advisor™)	39	(10)	319	348	—	—	(2)	—	(2)	346	5,138	5,484	—	—	—	—
Invesco Van Kampen VI Comstock (AnnuiChoice™)	(251)	6,044	(1,436)	4,357	25	(3,079)	13	(17)	(3,058)	1,299	24,972	26,271	2	(225)	71	(152)
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	(1,728)	3,016	12,898	14,186	—	(30,488)	(11,722)	(49)	(42,259)	(28,073)	141,567	113,494	—	(2,328)	(941)	(3,269)
Invesco Van Kampen VI Comstock (Grandmaster™)	(910)	(1,551)	12,724	10,263	—	(3,725)	3,860	(46)	89	10,352	71,980	82,332	—	(288)	300	12
Invesco Van Kampen VI Comstock (IQ Annuity™)	(294)	(1,133)	4,417	2,990	—	(2,498)	(57)	(27)	(2,582)	408	22,165	22,573	—	(179)	(5)	(184)
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	(10,326)	(4,461)	60,629	45,842	141,480	(43,072)	502,624	(174)	600,858	646,700	162,064	808,764	16,283	(5,161)	35,979	47,101
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	(91)	310	1,071	1,290	—	(346)	(275)	(75)	(696)	594	8,817	9,411	—	(49)	(21)	(70)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	$(51)	$13	$934	$896	$—	$—	$2	$(5)	$(3)	$893	$4,893	$5,786	—	—	—	—
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	(67)	—	804	737	—	—	(2)	(5)	(7)	730	4,153	4,883	—	—	—	—
Invesco Van Kampen VI Capital Growth (Grandmaster™)	(1,412)	24,043	(10,158)	12,473	—	(10,403)	(95,314)	(26)	(105,743)	(93,270)	168,983	75,713	—	(827)	(7,360)	(8,187)
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	(11,889)	27,172	49,726	65,009	260,474	(76,470)	(5,183)	(140)	178,681	243,690	517,487	761,177	27,297	(7,640)	(7,948)	11,709
Invesco Van Kampen VI Capital Growth (Advantedge™)	(165)	139	1,776	1,750	—	—	4,320	(88)	4,232	5,982	9,705	15,687	—	(9)	407	398
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	(105)	184	1,847	1,926	4,054	(47)	(319)	(45)	3,643	5,569	5,040	10,609	420	(8)	(27)	385
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	(41)	8	1,437	1,404	—	—	7,999	(10)	7,989	9,393	1,013	10,406	—	(1)	914	913
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	(59)	547	2,962	3,450	—	(76)	(547)	(129)	(752)	2,698	16,812	19,510	—	(22)	(56)	(78)
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	(1,125)	12,479	16,685	28,039	17,245	(161)	(34,153)	(1,155)	(18,224)	9,815	149,570	159,385	1,970	(145)	(3,864)	(2,039)
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	(229)	11,832	8,683	20,286	—	(3,021)	25,286	(16)	22,249	42,535	73,961	116,496	—	(341)	3,050	2,709
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	(2,251)	(6,754)	51,057	42,052	164,295	(17,599)	503,328	(29)	649,995	692,047	20,355	712,402	22,369	(2,420)	48,807	68,756
Van Kampen UIF Emerging Markets Debt (Advantedge™)	3,661	(708)	6,669	9,622	56,423	(1,412)	22,314	(742)	76,583	86,205	61,916	148,121	5,129	(185)	2,057	7,001
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	1,177	(43)	2,108	3,242	2,127	—	15	(39)	2,103	5,345	38,576	43,921	176	(3)	—	173
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	5,656	(140)	7,939	13,455	—	—	81,980	(350)	81,630	95,085	116,323	211,408	—	(30)	7,107	7,077
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	2,761	(128)	5,614	8,247	1,000	(675)	3,950	(6)	4,269	12,516	99,429	111,945	88	(59)	355	384
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	613	51	1,282	1,946	—	(676)	(3,639)	(4)	(4,319)	(2,373)	25,730	23,357	—	(36)	(189)	(225)
Van Kampen UIF Emerging Markets Debt (IQ3™)	2,814	1,763	4,181	8,758	68	(11)	(1,133)	(147)	(1,223)	7,535	103,276	110,811	3	(8)	(39)	(44)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	6,322	(9,992)	21,524	17,854	5,665	(111,877)	96,676	(405)	(9,941)	7,913	277,199	285,112	581	(7,496)	6,099	(816)
Van Kampen UIF Emerging Markets Equity (Advantedge™)	(2,386)	6,209	38,597	42,420	101,440	(1,888)	(10,440)	(1,429)	87,683	130,103	180,003	310,106	12,480	(414)	(1,173)	10,893
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	(510)	(807)	16,213	14,896	2,100	(122)	(6,847)	(178)	(5,047)	9,849	90,183	100,032	170	(23)	(574)	(427)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(1,817)	82,894	(25,938)	55,139	3,468	(119,559)	(147,210)	(421)	(263,722)	(208,583)	567,479	358,896	95	(3,735)	(4,645)	(8,285)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(6,116)	(78,753)	157,896	73,027	300	(156,808)	(127,015)	(473)	(283,996)	(210,969)	781,827	570,858	10	(5,241)	(4,420)	(9,651)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(8,224)	(283,414)	453,929	162,291	13,079	(97,688)	(183,085)	(609)	(268,303)	(106,012)	1,175,733	1,069,721	426	(3,155)	(5,809)	(8,538)
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(3,575)	(7,123)	80,629	69,931	127	(8,262)	31,303	(405)	22,763	92,694	381,191	473,885	4	(279)	1,026	751
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	(13,501)	92,270	72,356	151,125	169,202	(129,827)	(411,585)	(1,069)	(373,279)	(222,154)	1,459,743	1,237,589	6,839	(7,964)	(13,996)	(15,121)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	377	(4,594)	15,744	11,527	186	(271)	95,623	(32)	95,506	107,033	43,486	150,519	—	(48)	12,398	12,350
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	148	87	3,838	4,073	3,960	—	117,276	(45)	121,191	125,264	14,095	139,359	550	(6)	15,161	15,705
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	7,096	(134,091)	359,198	232,203	181,573	(169,301)	589,046	(803)	600,515	832,718	601,318	1,434,036	15,914	(14,831)	33,916	34,999
Van Kampen UIF U.S. Real Estate (Advantedge™)	42	6,529	2,519	9,090	9,134	(429)	33,677	(61)	42,321	51,411	33,702	85,113	985	(57)	3,327	4,255
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	336	(15,137)	33,512	18,711	1,000	(3,148)	(5,939)	(31)	(8,118)	10,593	72,499	83,092	155	(501)	(891)	(1,237)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	1,942	(4,378)	73,416	70,980	—	(47,061)	107,039	(80)	59,898	130,878	236,710	367,588	—	(2,330)	5,197	2,867
Van Kampen UIF U.S. Real Estate (IQ3 ™)	734	(16)	32,109	32,827	559	(3,313)	(1,594)	(137)	(4,485)	28,342	121,321	149,663	31	(170)	(92)	(231)
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™) (February 26)*	(23)	38	1,017	1,032	2,251	(322)	3,597	—	5,526	6,558	—	6,558	174	(22)	267	419
Columbia VIT Mid Cap (Grandmaster™)	(128)	1,323	6,994	8,189	—	(590)	(1,448)	(2)	(2,040)	6,149	37,418	43,567	—	(45)	(71)	(116)
Columbia VIT Mid Cap (Grandmaster flex3 ™) (December 28)*	—	—	—	—	—	—	9,320	—	9,320	9,320	—	9,320	—	—	595	595
Columbia VIT Mid Cap (Pinnacle Plus™)	(214)	(6)	7,748	7,528	11,396	(380)	100,355	(40)	111,331	118,859	1,648	120,507	863	(64)	6,783	7,582
Columbia VIT Small Cap (Advantedge™)	(307)	3,994	5,911	9,598	66,506	(4,408)	(19,405)	(18)	42,675	52,273	13,229	65,502	4,731	(312)	(1,266)	3,153
Columbia VIT Small Cap (AnnuiChoice II ™) (August 6)*	(3)	(191)	67	(127)	3,382	—	(1)	(4)	3,377	3,250	—	3,250	208	—	(1)	207
Columbia VIT Small Cap (Grandmaster™)	(109)	1,468	8,518	9,877	—	(148)	12,893	—	12,745	22,622	28,358	50,980	—	(11)	1,010	999
Columbia VIT Small Cap (Pinnacle Plus™)	(671)	515	20,936	20,780	7,831	(2,307)	169,155	(68)	174,611	195,391	1,910	197,301	612	(262)	12,199	12,549
DWS Small Cap Index VIP (AnnuiChoice II™)	(89)	(2,609)	6,417	3,719	—	(409)	(3,802)	(51)	(4,262)	(543)	18,691	18,148	—	(51)	(433)	(484)
DWS Small Cap Index VIP (AnnuiChoice™)	(214)	(21,240)	36,415	14,961	3	(42,306)	(1,120)	(181)	(43,604)	(28,643)	102,296	73,653	0	(3,476)	(81)	(3,557)
DWS Small Cap Index VIP (GrandMaster flex3™)	(797)	2,220	18,352	19,775	—	(13,546)	(7,600)	(37)	(21,183)	(1,408)	93,383	91,975	—	(978)	(557)	(1,535)
DWS Small Cap Index VIP (Grandmaster™)	(120)	(545)	4,364	3,699	—	—	(3,016)	(13)	(3,029)	670	17,570	18,240	—	(1)	(271)	(272)
DWS Small Cap Index VIP (IQ3™)	(714)	(848)	21,448	19,886	—	(731)	7,136	(72)	6,333	26,219	76,635	102,854	—	(62)	588	526
DWS Small Cap Index VIP (Pinnacle Plus™)	(3,029)	(12,089)	79,471	64,353	6,782	(10,513)	(20,550)	(207)	(24,488)	39,865	294,295	334,160	515	(926)	(1,635)	(2,046)
DWS Small Cap Index VIP (Advantedge™)	(33)	698	(280)	385	—	—	(3,973)	(5)	(3,978)	(3,593)	5,888	2,295	—	(1)	(454)	(455)
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	6,403	1,269	4,886	12,558	225	(1,973)	56,909	(79)	55,082	67,640	78,319	145,959	22	(207)	5,544	5,359
Pimco VIT All Asset (Pinnacle Plus™)	8,690	1,486	5,879	16,055	13,979	(5,991)	105,799	(186)	113,601	129,656	83,901	213,557	1,916	(628)	9,756	11,044
Pimco VIT All Asset (Grandmaster™)	41,275	5,987	9,006	56,268	800	(11,737)	1,112,617	(8)	1,101,672	1,157,940	2,578	1,160,518	73	(1,076)	106,330	105,327

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (GrandMaster flex3™)	$6,004	$16	$3,788	$9,808	$2,500	$—	$139,127	$(36)	$141,591	$151,399	$4,887	$156,286	247	(3)	13,556	13,800
Pimco VIT All Asset (Advantedge™)	12,014	2,664	6,346	21,024	150,139	(2,485)	(41,366)	(1,238)	105,050	126,074	170,364	296,438	14,099	(345)	(4,027)	9,727
Pimco VIT All Asset (AnnuiChoice II™)	15,788	(3,153)	17,491	30,126	142,664	(4,914)	(19,428)	(81)	118,241	148,367	170,850	319,217	13,695	(460)	(1,717)	11,518
Pimco VIT All Asset (AnnuiChoice™)	3,646	(740)	4,784	7,690	—	—	(8,882)	(5)	(8,887)	(1,197)	64,902	63,705	—	—	(802)	(802)
Pimco VIT Commodity Real Return Strategy (Advantedge™)	35,182	(18,539)	36,004	52,647	202,248	(3,290)	6,082	(1,543)	203,497	256,144	123,153	379,297	27,819	(693)	913	28,039
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	31,762	(9,398)	34,582	56,946	135,880	(5,507)	(19,427)	(279)	110,667	167,613	75,414	243,027	21,576	(845)	(2,532)	18,199
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	8,368	(3,510)	6,806	11,664	—	(6,245)	25,301	(87)	18,969	30,633	28,061	58,694	—	(912)	3,849	2,937
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	65,844	(19,059)	55,308	102,093	5,220	(19,877)	120,361	(240)	105,464	207,557	326,419	533,976	770	(2,886)	18,531	16,415
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	24,811	(10,164)	20,743	35,390	1,794	(7,735)	2,745	(125)	(3,321)	32,069	160,966	193,035	271	(1,149)	378	(500)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	10,870	(10,455)	13,194	13,609	—	(7,006)	22,096	(56)	15,034	28,643	52,323	80,966	—	(1,107)	3,198	2,091
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	54,124	1,751	31,669	87,544	37,710	(13,755)	276,359	(276)	300,038	387,582	125,031	512,613	6,365	(2,612)	40,754	44,507
Pimco VIT Low Duration (IQ Annuity™)	493	481	1,756	2,730	—	(4,741)	77,337	(47)	72,549	75,279	42,337	117,616	—	(428)	7,006	6,578
Pimco VIT Low Duration (Grandmaster™)	439	1,522	1,119	3,080	—	(2,602)	74,875	(10)	72,263	75,343	8,348	83,691	—	(235)	6,910	6,675
Pimco VIT Low Duration (GrandMaster flex3™)	598	(139)	5,124	5,583	2,000	—	72,483	(124)	74,359	79,942	101,087	181,029	182	(11)	6,658	6,829
Pimco VIT Low Duration (Advantedge™)	945	305	3,904	5,154	99,250	(6,135)	142,998	(45)	236,068	241,222	80,421	321,643	9,092	(561)	12,902	21,433
Pimco VIT Low Duration (AnnuiChoice II™)	604	(15)	914	1,503	98,457	(3,368)	(2)	(6)	95,081	96,584	4,963	101,547	8,857	(303)	(1)	8,553
Pimco VIT Low Duration (AnnuiChoice™)	1,932	135	8,202	10,269	6,000	(123,017)	17,334	—	(99,683)	(89,414)	312,616	223,202	540	(11,117)	1,558	(9,019)
Pimco VIT Low Duration (Pinnacle Plus™)	520	460	7,298	8,278	20,429	(2,240)	68,515	(356)	86,348	94,626	185,525	280,151	1,864	(274)	6,331	7,921
Pimco VIT Real Return (AnnuiChoice II™)	823	157	2,539	3,519	45,828	—	19,277	(101)	65,004	68,523	22,618	91,141	4,285	(9)	1,738	6,014
Pimco VIT Real Return (Advantedge™)	736	174	1,394	2,304	16,102	(297)	82,334	(233)	97,906	100,210	22,470	122,680	1,452	(48)	7,580	8,984
Pimco VIT Real Return (AnnuiChoice™)	3,133	1,960	9,117	14,210	8,354	(17,685)	213,502	(421)	203,750	217,960	119,342	337,302	715	(1,555)	19,572	18,732
Pimco VIT Real Return (Grandmaster flex3™)	635	2,325	2,694	5,654	—	(6,303)	9,021	(81)	2,637	8,291	81,704	89,995	—	(609)	892	283
Pimco VIT Real Return (Grandmaster™)	768	3,421	1,209	5,398	—	(21,742)	58,921	(15)	37,164	42,562	66,458	109,020	—	(2,029)	5,475	3,446
Pimco VIT Real Return (IQ Annuity™)	1,538	879	11,175	13,592	225	(11,111)	9,909	(51)	(1,028)	12,564	214,041	226,605	21	(1,067)	936	(110)
Pimco VIT Real Return (Pinnacle Plus™)	880	7,809	3,055	11,744	463	(12,782)	103,839	(124)	91,396	103,140	102,002	205,142	44	(1,287)	10,050	8,807
Pimco VIT Total Return (Advantedge™)	96,829	16,718	20,270	133,817	1,016,555	(17,690)	150,157	(14,241)	1,134,781	1,268,598	1,769,679	3,038,277	86,601	(2,662)	11,970	95,909
Pimco VIT Total Return (AnnuiChoice II™)	46,175	13,037	7,999	67,211	152,607	(5,714)	(233,985)	(2,070)	(89,162)	(21,951)	951,155	929,204	12,792	(656)	(19,190)	(7,054)
Pimco VIT Total Return (AnnuiChoice™)	54,524	26,142	11,925	92,591	—	(206,491)	(197,041)	(1,235)	(404,767)	(312,176)	1,430,932	1,118,756	—	(17,838)	(16,140)	(33,978)
Pimco VIT Total Return (Grandmaster flex3™)	21,746	5,672	3,313	30,731	179,345	(11,783)	153,437	(244)	320,755	351,486	278,063	629,549	15,873	(1,025)	13,153	28,001
Pimco VIT Total Return (Grandmaster™)	36,231	6,873	11,379	54,483	30,372	(44,232)	168,299	(212)	154,227	208,710	792,052	1,000,762	2,625	(3,789)	14,250	13,086
Pimco VIT Total Return (IQ Annuity™)	34,483	10,618	5,652	50,753	121,760	(164,979)	179,484	(368)	135,897	186,650	769,896	956,546	10,315	(15,361)	16,513	11,467
Pimco VIT Total Return (Pinnacle Plus™)	20,848	7,071	(7,525)	20,394	218,822	(14,199)	172,369	(430)	376,562	396,956	257,070	654,026	21,617	(1,739)	12,180	32,058
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	(203)	184	1,372	1,353	2,185	(594)	7,043	(7)	8,627	9,980	6,764	16,744	258	(74)	875	1,059
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	(798)	(2,562)	8,239	4,879	6,294	(320)	(10,477)	(111)	(4,614)	265	45,923	46,188	790	(50)	(1,187)	(447)
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	(325)	(192)	3,701	3,184	2,000	(68)	223	(109)	2,046	5,230	26,564	31,794	269	(20)	32	281
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	(33)	(6)	363	324	—	—	1	—	1	325	3,220	3,545	—	—	—	—
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	(21)	(61)	218	136	—	(398)	—	(1)	(399)	(263)	1,822	1,559	—	(49)	—	(49)
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	(154)	29	1,802	1,677	90	—	11,497	(26)	11,561	13,238	220	13,458	11	(3)	1,480	1,488
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	(346)	(14)	(49)	(409)	9,000	—	3,585	(175)	12,410	12,001	24,482	36,483	946	(19)	378	1,305
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	(974)	(18)	3,496	2,504	—	(469)	85,520	(242)	84,809	87,313	98,192	185,505	—	(75)	9,212	9,137
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	(790)	(168)	4,323	3,365	155,782	(6,202)	8,710	(81)	158,209	161,574	2,192	163,766	16,406	(675)	934	16,665
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™) (June 2)*	(175)	(1)	1,055	879	—	(128)	33,160	—	33,032	33,911	—	33,911	—	(14)	3,526	3,512
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™) (May 28)*	(187)	—	903	716	—	—	27,415	—	27,415	28,131	—	28,131	—	—	2,926	2,926
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	(54)	(3)	129	72	2,019	—	4,800	(2)	6,817	6,889	663	7,552	210	—	509	719
Rydex SGI VT Managed Futures Strategies (Advantedge™)	(1,440)	(7,020)	4,443	(4,017)	84,573	(847)	(32,372)	(415)	50,939	46,922	70,474	117,396	10,165	(150)	(4,090)	5,925
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	(2,105)	(20,853)	(6,880)	(29,838)	—	(14,551)	(270,175)	(75)	(284,801)	(314,639)	364,849	50,210	—	(1,680)	(32,866)	(34,546)
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	(2,459)	(11,800)	2,446	(11,813)	21,139	(9,858)	(118,242)	(81)	(107,042)	(118,855)	250,205	131,350	2,533	(1,127)	(13,859)	(12,453)
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	(1,144)	(13,276)	(5,101)	(19,521)	8,900	(4,080)	(388,167)	(56)	(383,403)	(402,924)	406,842	3,918	1,036	(457)	(45,307)	(44,728)
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	(114)	(409)	(59)	(582)	—	(3,779)	17	(16)	(3,778)	(4,360)	9,915	5,555	—	(453)	—	(453)
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	(2,431)	(30,142)	(6,161)	(38,734)	14	(344)	(305,787)	(108)	(306,225)	(344,959)	358,499	13,540	0	(53)	(38,100)	(38,153)
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	(1,455)	(2,589)	7,840	3,796	43	(4,634)	(382)	(429)	(5,402)	(1,606)	91,301	89,695	5	(626)	(63)	(684)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2010

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	$(1,674)	$(25,767)	$28,719	$1,278	$20,563	$(5,002)	$(160,727)	$(109)	$(145,275)	$(143,997)	$201,996	$57,999	2,577	(640)	(20,171)	(18,234)
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	(1,510)	(10,523)	19,339	7,306	—	(8,704)	(57,373)	(51)	(66,128)	(58,822)	156,252	97,430	—	(1,101)	(6,888)	(7,989)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	(314)	(68)	1,292	910	—	—	—	(28)	(28)	882	20,105	20,987	—	(4)	1	(3)
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	(702)	144	2,993	2,435	—	(1,692)	—	(12)	(1,704)	731	51,844	52,575	—	(209)	—	(209)
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	(1,608)	(992)	5,286	2,686	47,927	(85,965)	(29,393)	(93)	(67,524)	(64,838)	156,370	91,532	6,204	(12,797)	(2,132)	(8,725)
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	(821)	3,332	1,137	3,648	2,451	(551)	(7,098)	(18)	(5,216)	(1,568)	29,132	27,564	312	(87)	(572)	(347)

See accompanying notes.

* - 2010 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2011

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’ December 31, 2011s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”). Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”). In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account. Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”). All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“ Van Kampen UIF Funds”); InvescoVan Kampen Variable Insurance (“Invesco Van Kampen VI Funds”); Columbia Variable Funds (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Funds”), Rydex/SGI Variable Trust (Rydex/SGI Funds”), The BlackRock Variable Series Funds, Inc. (“BlackRock Funds”); and The Vanguard Group, Inc. (“Vanguard ETFs”); iShares Trust (“iShares ETFs”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited. J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc. The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Invesco Van Kampen Asset Management manages the Invesco Van Kampen VI Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC. The Rydex/SGI Funds are managed by Rydex/SGI Investments. The investment advisor for the BlackRock Funds is BlackRock Advisors, LLC. The investment manager for the Vanguard ETFs is The Vanguard Group, Inc. and the investment advisor for iShares ETFs, is BlackRock fund Advisors. Mid Atlantic Trust Company (“MATC”), a South Dakota registered non-depository trust company, is the custodian for the Vanguard ETFs and the iShares ETFs held by the subaccounts.

The contract holders account value in a Separate Account division, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund. The Separate Account currently has 406 investment divisions available. The investment objective of each division and its corresponding portfolio are the same. Refer to each portfolio’s prospectus for a description of investment objectives.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from National Integrity’s other assets and liabilities. The portion of the Separate Account’s assets applicable to contract holders’ accounts is not chargeable with liabilities arising out of any other business National Integrity may conduct.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2011. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments. Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares of the Funds are determined based on individual cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations. Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date. Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value. Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•                  Level 1 — inputs to the valuation methodology are quoted prices in active markets.

•                  Level 2 — inputs to the valuation methodology are observable, directly or indirectly.

•                  Level 3 — inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The Separate Account’s investments are valued as Level 1. There were no transfers between Levels 1, 2, and 3 during the year.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

Effective January 1, 2012, National Integrity consolidated the Separate Account with Separate Account II of National Integrity Life Insurance Company (“Separate Account II”),

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

with the Separate Account being the surviving Separate Account after such consolidation. Financial statements for periods beginning on and after January 1, 2012 will reflect the consolidation transaction.

The consolidation will result in the financial statements of Separate Account II being combined with the financial statements of the Separate Account. In effect, the consolidation will result in the transfer of the subaccounts in Separate Account II to the Separate Account. Each subaccount will remain unchanged and will continue to reflect the number and value of units currently outstanding.

The statements of net assets, statements of operations and statements of changes in net assets will reflect each of the individual subaccount holdings and results, respectively, and the footnotes to the financial statements will reflect the individual subaccounts similar to what has historically been presented with the exception that the information will be presented in a single set of financial statements.

The Separate Account recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Separate Account is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events though the issuance of these financial statements and determined that no additional disclosures are required, other than the transaction disclosed above.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2011 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2011) and the cost of shares held at December 31, 2011, for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$56,365	$12,379	$235,772
Touchstone Aggressive ETF (AnnuiChoice™)	23,468	5,406	357,919
Touchstone Aggressive ETF (GrandMaster flex3™)	6,622	32,995	481,579
Touchstone Aggressive ETF (Grandmaster™)	353,258	24,188	340,756
Touchstone Aggressive ETF (IQ Annuity™)	16,667	85,534	393,094
Touchstone Aggressive ETF (Pinnacle Plus™)	54,908	10,401	131,293
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	57,275	18,499	520,884
Touchstone Baron Small Cap (Advantedge™)	248,148	93,887	465,536
Touchstone Baron Small Cap (AnnuiChoice II™)	170,742	23,859	1,163,196
Touchstone Baron Small Cap (AnnuiChoice™)	71,868	156,800	433,510
Touchstone Baron Small Cap (GrandMaster flex3™)	7,194	87,617	471,173
Touchstone Baron Small Cap (Grandmaster™)	1,647,393	1,780,837	212,632
Touchstone Baron Small Cap (IQ Annuity™)	19,756	158,219	997,592
Touchstone Baron Small Cap (Pinnacle Plus™)	105,907	752,558	563,592
Touchstone Conservative ETF (AnnuiChoice II™)	20,729	37,374	484,511
Touchstone Conservative ETF (Advantedge™)	63,679	3,392	88,728
Touchstone Conservative ETF (AnnuiChoice™)	15,181	172	24,868
Touchstone Conservative ETF (GrandMaster flex3™)	35,005	941,496	722,647
Touchstone Conservative ETF (Grandmaster™)	11,781	26,635	185,493
Touchstone Conservative ETF (IQ Annuity™)	297,210	187,628	1,762,964
Touchstone Conservative ETF (Pinnacle Plus™)	856,366	151,889	1,758,817
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)	7,241	25,831	—
Touchstone Core Bond (Advantedge ™)	57,018	9,575	172,852
Touchstone Core Bond (AnnuiChoice II™)	27,751	26,122	111,767
Touchstone Core Bond (AnnuiChoice™)	227,725	51,234	555,047
Touchstone Core Bond (GrandMaster flex3™)	152,786	22,384	291,037
Touchstone Core Bond (Grandmaster™)	418,204	188,809	775,996
Touchstone Core Bond (IQ Annuity™)	18,615	34,919	144,479
Touchstone Core Bond (Pinnacle Plus™)	387,552	389,896	587,467
Touchstone Enhanced ETF (Advantedge™)	18,868	12,179	172,783
Touchstone Enhanced ETF (AnnuiChoice™)	3,705	26,645	340,464
Touchstone Enhanced ETF (GrandMaster flex3™)	53,480	78,952	723,177
Touchstone Enhanced ETF (Grandmaster™)	1,708	12,521	155,190
Touchstone Enhanced ETF (IQ Annuity™)	19,099	59,180	493,850
Touchstone Enhanced ETF (Pinnacle Plus™)	3,142	128,895	246,830
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	25,255	23,140	142,319
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II™)	3,165	59,077	170,139
Touchstone High Yield (Advantedge ™)	49,723	25,153	30,710
Touchstone High Yield (AnnuiChoice II™)	729	2,189	8,173
Touchstone High Yield (AnnuiChoice™)	42,757	33,983	251,762
Touchstone High Yield (GrandMaster flex3™)	71,095	218,874	201,259

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone High Yield (Grandmaster™)	$37,365	$15,808	$133,334
Touchstone High Yield (IQ Annuity™)	34,041	27,020	243,556
Touchstone High Yield (Pinnacle Plus™)	127,254	285,356	463,039
Touchstone High Yield (Pinnacle Plus Reduced M&E ™)	12,195	12,209	—
Touchstone Large Cap Core Equity (Advantedge ™)	39,869	9,368	53,860
Touchstone Large Cap Core Equity (AnnuiChoice II™)	27,623	1,711	45,927
Touchstone Large Cap Core Equity (AnnuiChoice ™)	2,182	80,459	52,284
Touchstone Large Cap Core Equity (GrandMaster flex3™)	2,997	90,866	52,379
Touchstone Large Cap Core Equity (Grandmaster™)	694,450	953,211	530,887
Touchstone Large Cap Core Equity (IQ Annuity™)	10,708	30,820	380,845
Touchstone Large Cap Core Equity (Pinnacle Plus™)	27,736	207,511	282,405
Touchstone Mid Cap Growth (Advantedge ™)	27	14,690	6,509
Touchstone Mid Cap Growth (AnnuiChoice II™)	79,565	8,971	118,729
Touchstone Mid Cap Growth (AnnuiChoice™)	14,640	37,394	103,034
Touchstone Mid Cap Growth (GrandMaster flex3™)	20,890	40,783	324,535
Touchstone Mid Cap Growth (Grandmaster™)	135,681	123,811	203,402
Touchstone Mid Cap Growth (IQ Annuity™)	24,583	36,305	237,520
Touchstone Mid Cap Growth (Pinnacle Plus™)	57,136	788,530	667,375
Touchstone Moderate ETF (Advantedge™)	60,252	35,795	733,655
Touchstone Moderate ETF (AnnuiChoice™)	11,367	53,828	418,957
Touchstone Moderate ETF (GrandMaster flex3™)	171,035	93,527	1,155,167
Touchstone Moderate ETF (Grandmaster™)	4,081	17,597	127,053
Touchstone Moderate ETF (IQ Annuity™)	69,593	785,475	1,384,841
Touchstone Moderate ETF (Pinnacle Plus™)	87,334	665,258	1,608,723
Touchstone Moderate ETF (Pinnacle Plus Reduced M&E ™)	111,261	112,713	1
Touchstone Moderate ETF Fund (AnnuiChoice II™)	131,269	54,133	719,621
Touchstone Money Market (IQ3™)	6,149,622	6,942,016	1,604,540
Touchstone Money Market (GrandMaster flex3™)	2,210,373	2,520,672	589,225
Touchstone Money Market (AnnuiChoice II™)	69,973	73,361	310,466
Touchstone Money Market (Advantedge™)	1,268,500	1,161,722	229,206
Touchstone Money Market (Pinnacle Plus™)	1,262,029	1,449,759	1,075,328
Touchstone Money Market (AnnuiChoice™)	902,510	779,578	961,537
Touchstone Money Market (Grandmaster™)	10,092,754	9,881,490	3,348,126
Touchstone Third Avenue Value (Advantedge™)	96,325	137,354	309,294
Touchstone Third Avenue Value (AnnuiChoice II™)	39,217	112,712	357,045
Touchstone Third Avenue Value (AnnuiChoice™)	56,712	323,441	530,255
Touchstone Third Avenue Value (GrandMaster flex3™)	61,003	234,549	969,231
Touchstone Third Avenue Value (Grandmaster™)	48,312	1,009,572	975,329
Touchstone Third Avenue Value (IQ Annuity™)	85,704	447,004	1,717,057
Touchstone Third Avenue Value (Pinnacle Plus™)	366,333	1,027,153	924,333
Touchstone Third Avenue Value (Pinnacle Plus Reduced M&E ™)	9,610	9,635	—
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	279,458	1,790,855	9,260,973
Fidelity VIP Growth (Grandmaster™)	109,608	726,112	3,727,562
Fidelity VIP High Income (Grandmaster™)	1,022,654	952,387	3,332,933
Fidelity VIP II Asset Manager (Grandmaster™)	264,999	779,292	4,261,116
Fidelity VIP II Contrafund (Grandmaster™)	342,691	2,131,831	13,630,686
Fidelity VIP II Index 500 (Grandmaster™)	158,419	356,703	3,228,781

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	$4,787	$19,694	$76,932
Fidelity VIP II Investment Grade Bond (Grandmaster™)	247,400	525,386	1,530,724
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	5,386	136,857	67,077
Fidelity VIP II Investment Grade Bond (IQ3™)	8,339	4,990	137,413
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	11,892	45,019	187,681
Fidelity VIP III Balanced (Grandmaster™)	196,156	473,282	1,631,140
Fidelity VIP Overseas (AnnuiChoice™)	22	2,971	1,074
Fidelity VIP Overseas (AnnuiChoice II™)	—	9,355	—
Fidelity VIP Overseas (Grandmaster™)	120,595	345,434	2,590,738
Fidelity VIP Overseas (GrandmasterFlex3™)	651	63,685	29,256
Fidelity VIP Overseas (IQ3™)	312	297	23,104
Fidelity VIP Overseas (Pinnacle Plus™)	1,503	22,514	110,884
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	60,423	202,933	2,146,061
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge™)	2,889	2,971	56,684
Fidelity VIP Asset Manager (AnnuiChoice II™)	3,803	48,820	98,866
Fidelity VIP Asset Manager (AnnuiChoice™)	2,655	6,515	101,714
Fidelity VIP Asset Manager (GrandMaster flex3™)	696	25,684	31,300
Fidelity VIP Asset Manager (IQ3™)	70,754	30,287	314,429
Fidelity VIP Asset Manager (Pinnacle Plus™)	2,638	73,809	97,102
Fidelity VIP Balanced (Advantedge™)	196,169	7,841	334,049
Fidelity VIP Balanced (AnnuiChoice II™)	59,429	62,866	126,690
Fidelity VIP Balanced (AnnuiChoice™)	56,736	70,092	243,670
Fidelity VIP Balanced (GrandMaster flex3™)	40,247	47,004	344,510
Fidelity VIP Balanced (GrandMaster ™)	187,517	204,052	475,337
Fidelity VIP Balanced (IQ3™)	43,122	38,831	278,118
Fidelity VIP Balanced (Pinnacle Plus™)	317,312	1,098,932	515,501
Fidelity VIP Contrafund (Advantedge™)	624,934	359,693	1,395,877
Fidelity VIP Contrafund (AnnuiChoice II™)	163,564	158,213	502,648
Fidelity VIP Contrafund (AnnuiChoice™)	110,665	242,795	1,212,453
Fidelity VIP Contrafund (GrandMaster flex3™)	87,052	305,684	1,161,649
Fidelity VIP Contrafund (IQ3™)	50,421	244,132	1,567,251
Fidelity VIP Contrafund (Pinnacle Plus™)	1,861,295	2,459,921	2,450,384
Fidelity VIP Contrafund (Pinnacle Plus Reduced M&E ™)	10,604	10,633	—
Fidelity VIP Contrafund Standard (IQ Advisor™)	51	38	7,983
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	28	15,214	26,002
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	—	8,663	(1)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	3,241	5,039	17,286
Fidelity VIP Disclipined Small Cap (IQ™)	68	1,539	59,460
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	24,090	633,121	80,813
Fidelity VIP Disciplined Small Cap (Advantedge™)	256	11,210	4,334
Fidelity VIP Equity-Income (Advantedge™)	45,393	31,910	114,952
Fidelity VIP Equity-Income (AnnuiChoice II™)	54,506	106,664	239,428
Fidelity VIP Equity-Income (AnnuiChoice™)	77,471	132,274	320,262
Fidelity VIP Equity-Income (GrandMaster flex3™)	41,020	34,261	205,377
Fidelity VIP Equity-Income (IQ3™)	11,622	36,277	261,591
Fidelity VIP Equity-Income (Pinnacle Plus™)	1,726,559	1,887,173	1,000,268

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus Reduced M&E ™)	$8,968	$8,977	$—
Fidelity VIP Freedom 2010 (Advantedge™)	1,672	2,115	61,322
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	300	256	8,723
Fidelity VIP Freedom 2010 (Grandmaster™)	724	8,814	24,322
Fidelity VIP Freedom 2010 (IQ3™)	1,622	1,007	64,204
Fidelity VIP Freedom 2010 (Pinnacle Plus Reduced M&E ™)	36,143	36,378	—
Fidelity VIP Freedom 2015 (Advantedge™)	2,849	2,110	105,196
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	309	2,239	11,403
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	149	99	6,322
Fidelity VIP Freedom 2015 (IQ3™)	6,621	9,308	255,234
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	4,317	45,365	150,612
Fidelity VIP Freedom 2020 (Advantedge™)	323	330	10,313
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	746	385	38,000
Fidelity VIP Freedom 2020 (IQ3™)	3,826	2,415	140,621
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	68,237	2,916	85,772
Fidelity VIP Freedom 2025 (Advantedge™)	475	473	10,253
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	—	1,386	—
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	57	49	3,162
Fidelity VIP Growth (Advantedge™)	517	4,184	57,149
Fidelity VIP Growth (AnnuiChoice II™)	45,950	38,666	156,723
Fidelity VIP Growth (AnnuiChoice™)	25,785	129,277	107,592
Fidelity VIP Growth (GrandMaster flex3™)	13,351	36,377	74,562
Fidelity VIP Growth (GrandMaster™)	127,217	186,853	276,681
Fidelity VIP Growth (IQ3™)	721	6,810	90,409
Fidelity VIP Growth (Pinnacle Plus™)	335,493	418,727	304,664
Fidelity VIP High Income (AnnuiChoice II™)	45,076	14,479	68,352
Fidelity VIP High Income (AnnuiChoice™)	40,330	179,625	260,115
Fidelity VIP High Income (GrandMaster flex3™)	1,749,373	1,598,832	1,739,287
Fidelity VIP High Income (IQ3™)	6,474,301	6,661,079	6,614,648
Fidelity VIP High Income (Pinnacle Plus™)	86,785	108,994	261,354
Fidelity VIP High Income (Advantedge™)	922,105	893,513	729,315
Fidelity VIP II Index 500 (Advantedge™)	206,045	121,744	468,200
Fidelity VIP II Index 500 (AnnuiChoice II™)	63,217	71,402	241,720
Fidelity VIP II Index 500 (AnnuiChoice™)	60,535	73,433	500,775
Fidelity VIP II Index 500 (GrandmasterFlex3™)	60,760	293,938	313,556
Fidelity VIP II Index 500 (Grandmaster™)	123,698	256,811	1,126,100
Fidelity VIP II Index 500 (IQ3™)	25,430	42,379	609,559
Fidelity VIP II Index 500 (Pinnacle Plus™)	1,958,769	2,214,520	1,084,759
Fidelity VIP II Index 500 (Pinnacle Plus Reduced M&E ™)	9,739	9,762	—
Fidelity VIP Investment Grade Bond (Advantedge™)	252,624	43,594	414,192
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	124,435	18,152	328,856
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	45,103	204,106	502,933
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	215,346	483,705	364,676
Fidelity VIP Investment Grade Bond (GrandMaster ™)	131,827	364,570	359,282
Fidelity VIP Investment Grade Bond (IQ3™)	52,409	55,320	620,096
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	157,106	126,518	486,093
Fidelity VIP Mid Cap (AnnuiChoice II™)	353,382	53,431	748,307
Fidelity VIP Mid Cap (AnnuiChoice™)	167,557	119,055	694,609

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3™)	$6,298	$179,814	$400,358
Fidelity VIP Mid Cap (Grandmaster™)	434,984	804,390	332,542
Fidelity VIP Mid Cap (IQ Annuity™)	25,909	123,186	913,051
Fidelity VIP Mid Cap (Pinnacle Plus™)	82,100	1,180,012	1,356,299
Fidelity VIP Mid Cap (Advantedge™)	485,324	121,627	744,443
Fidelity VIP Overseas (Advantedge™)	136,004	14,328	350,894
Fidelity VIP Overseas (AnnuiChoice II™)	44,047	34,066	164,012
Fidelity VIP Overseas (AnnuiChoice™)	21,751	88,898	305,653
Fidelity VIP Overseas (GrandMaster flex3™)	12,313	98,816	110,219
Fidelity VIP Overseas (GrandMaster™)	66,004	74,791	200,298
Fidelity VIP Overseas (IQ3™)	75,330	233,289	322,466
Fidelity VIP Overseas (Pinnacle Plus™)	28,991	108,356	309,232
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	576	12,383	22,136
JPMorgan IT Mid Cap (Grandmaster™)	816	7,655	35,613
JPMorgan IT Mid Cap (GrandMaster flex3™)	1,313	20,651	51,815
JPMorgan IT Mid Cap (Pinnacle Plus™)	4,709	183,683	162,125
JPMorgan IT Mid Cap (AnnuiChoice™)	1,919	129,355	1,182
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	1,376	30,370	—
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	465	424	9,053
Van Kampen UIF Emerging Markets Debt (IQ3™)	90	686	1,115
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	75	4,724	3,558
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	373	12,372	30,626
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	1,195	26,700	110,021
Van Kampen UIF U.S. Real Estate (IQ3™)	710	18,500	102,867
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	25,878	42,247	264,786
Franklin Growth and Income Securities (Advantedge™)	112,512	58,870	114,802
Franklin Growth and Income Securities (AnnuiChoice II™)	8,082	2,728	73,910
Franklin Growth and Income Securities (AnnuiChoice™)	72,976	199,841	788,846
Franklin Growth and Income Securities (GrandMaster flex3™)	61,037	75,711	486,049
Franklin Growth and Income Securities (Grandmaster™)	1,662,591	1,750,603	825,843
Franklin Growth and Income Securities (IQ Annuity™)	34,744	188,167	804,889
Franklin Growth and Income Securities (Pinnacle Plus™)	42,807	397,403	663,467
Franklin Growth and Income Securities (Pinnacle Plus Reduced M&E ™)	9,041	9,056	—
Franklin Income Securities (Advantedge™)	154,297	38,523	229,663
Franklin Income Securities (AnnuiChoice II™)	110,638	57,764	344,767
Franklin Income Securities (AnnuiChoice™)	30,463	126,593	227,066
Franklin Income Securities (GrandMaster flex3™)	126,427	416,822	1,830,069
Franklin Income Securities (Grandmaster™)	819,794	995,599	1,272,331
Franklin Income Securities (IQ Annuity™)	175,753	189,849	1,203,169
Franklin Income Securities (Pinnacle Plus™)	110,914	542,482	1,122,281
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)	40,503	53,446	—
Franklin Large Cap Growth Securities (Advantedge™)	61,909	14,602	113,824
Franklin Large Cap Growth Securities (AnnuiChoice II™)	26,557	11,046	120,600
Franklin Large Cap Growth Securities (AnnuiChoice™)	25,996	42,188	36,264
Franklin Large Cap Growth Securities (GrandMaster flex3™)	217	31,175	21,429
Franklin Large Cap Growth Securities (Grandmaster™)	4,829	26,773	40,895

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Annuity™)	$14,919	$17,905	$232,997
Franklin Large Cap Growth Securities (Pinnacle Plus™)	1,622,438	1,618,142	251,392
Franklin Mutual Shares Securities (Advantedge™)	592,020	266,722	1,190,004
Franklin Mutual Shares Securities (AnnuiChoice II™)	98,825	64,724	170,534
Franklin Mutual Shares Securities (AnnuiChoice™)	31,146	157,206	378,085
Franklin Mutual Shares Securities (GrandMaster flex3™)	29,139	199,776	1,217,722
Franklin Mutual Shares Securities (IQ Annuity™)	25,113	63,594	305,086
Franklin Mutual Shares Securities (Pinnacle Plus™)	1,620,134	1,904,315	808,181
Franklin Mutual Shares Securities (Pinnacle Plus Reduced M&E ™)	9,215	9,226	—
Franklin Mutual Shares Securities Standard (IQ Advisor™)	277	70	13,344
Franklin Mutual Shares Securities(Grandmaster™)	149,612	194,490	908,219
Franklin Small Cap Value Securities (Advantedge™)	120,288	162,071	77,836
Franklin Small Cap Value Securities (AnnuiChoice II™)	22,060	1,255	26,815
Franklin Small Cap Value Securities (AnnuiChoice™)	860	7,448	82,760
Franklin Small Cap Value Securities (GrandmasterFlex3™)	523	6,492	71,548
Franklin Small Cap Value Securities (Grandmaster™)	685,446	928,399	890,467
Franklin Small Cap Value Securities (IQ3 ™)	4,015	9,363	71,569
Franklin Small Cap Value Securities (Pinnacle Plus ™)	66,372	810,993	238,646
Templeton Foreign Securities Fund (AnnuiChoice II™)	31,324	12,956	139,942
Templeton Foreign Securities Fund (AnnuiChoice ™)	34,730	49,740	69,234
Templeton Foreign Securities Fund (Advantedge™)	143,720	25,152	355,002
Templeton Foreign Securities Fund (GrandMaster flex3™)	7,506	52,831	349,153
Templeton Foreign Securities Fund (Grandmaster™)	631,521	666,229	261,325
Templeton Foreign Securities Fund (Pinnacle Plus™)	1,636,261	1,665,798	640,406
Templeton Growth Securities (Advantedge™)	25,215	7,460	86,442
Templeton Growth Securities (AnnuiChoice II™)	67,959	45,428	54,396
Templeton Growth Securities (AnnuiChoice™)	13,842	96,845	5,090
Templeton Growth Securities (GrandMaster flex3™)	21,549	172,789	835,218
Templeton Growth Securities (Grandmaster™)	1,781,167	1,822,081	240,092
Templeton Growth Securities (IQ Annuity™)	12,684	84,920	741,556
Templeton Growth Securities (Pinnacle Plus™)	1,592,373	1,802,119	339,492
Templeton Growth Securities (Pinnacle Plus Reduced M&E ™)	8,831	8,859	—
Templeton Growth Securities Standard (IQ Advisor™)	74	33	6,768
Invesco Van Kampen VI Comstock (Advantedge™)	15,288	252	15,019
Invesco Van Kampen VI Comstock (AnnuiChoice™)	12,847	18,190	19,612
Invesco Van Kampen VI Comstock (GrandMaster flex3™)	1,496	28,651	55,809
Invesco Van Kampen VI Comstock (Grandmaster™)	5,981	18,795	74,488
Invesco Van Kampen VI Comstock (IQ Annuity™)	488	5,798	13,516
Invesco Van Kampen VI Comstock (Pinnacle Plus™)	1,386,662	1,975,421	219,717
Invesco Van Kampen VI Comstock (AnnuiChoice II™)	20,042	8,717	20,244
Invesco Van Kampen VI Capital Growth (AnnuiChoice™)	—	63	3,629
Invesco Van Kampen VI Capital Growth (GrandMaster flex3™)	—	4,374	6
Invesco Van Kampen VI Capital Growth (Grandmaster™)	40,993	37,104	72,167
Invesco Van Kampen VI Capital Growth (Pinnacle Plus™)	1,337,049	1,992,102	131,186
Invesco Van Kampen VI Capital Growth (Advantedge™)	25,318	1,696	37,716
Invesco Van Kampen VI Capital Growth (AnnuiChoice II™)	6,126	8,021	8,004
Invesco Van Kampen VI Mid Cap Value (IQ Annuity™)	66	167	8,885
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice™)	13,670	14,319	—

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Mid Cap Value(AnnuiChoice II™)	$49,904	$11,487	$55,873
Invesco Van Kampen VI Mid Cap Value(Advantedge™)	205,467	20,736	308,111
Invesco Van Kampen VI Mid Cap Value(Grandmaster™)	381,663	453,486	33,882
Invesco Van Kampen VI Mid Cap Value(Pinnacle Plus™)	1,408,364	2,012,249	140,780
Van Kampen UIF Emerging Markets Debt (Advantedge™)	64,176	64,179	146,557
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	18,614	770	60,315
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	8,305	67,287	148,288
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	6,152	3,460	113,865
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	109,775	104,944	24,906
Van Kampen UIF Emerging Markets Debt (IQ3™)	6,714	14,267	95,654
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	4,322,144	140,878	4,461,717
Van Kampen UIF Emerging Markets Equity (Advantedge™)	130,530	36,085	347,874
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	6,442	32,426	55,063
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	92,991	101,020	265,019
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	28,180	190,664	251,649
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	28,158	278,071	618,331
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	27,715	70,614	295,469
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	344,491	609,958	878,975
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	58,824	18,096	185,081
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	2,369	40,820	101,013
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	350,946	1,242,407	561,647
Van Kampen UIF U.S. Real Estate (Advantedge™)	170,134	63,917	192,489
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	499	7,079	61,619
Van Kampen UIF U.S. Real Estate (Grandmaster™)	18,076	292,012	84,258
Van Kampen UIF U.S. Real Estate (IQ3 ™)	8,248	24,822	91,102
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)*	88,404	810	87,484
BlackRock Capital Appreciation VI (AnnuiChoice II™)*	6,138	24	6,110
BlackRock Capital Appreciation VI (Annuichoice™)*	6,421	13	6,407
BlackRock Global Allocation VI (Advantedge™)*	594,529	18,396	574,580
BlackRock Global Allocation VI (AnnuiChoice II™)*	42,371	947	41,348
BlackRock Global Allocation VI (Annuichoice™)*	206,850	1,688	205,039
BlackRock Global Allocation VI (Grandmaster flex3 ™)*	35,470	65	35,401
BlackRock Global Allocation VI (Grandmaster™)*	10,724	1,135	9,532
Non-Affiliated Class B:
Columbia VIT Mid Cap (Advantedge ™)	601	7,746	—
Columbia VIT Mid Cap (Grandmaster™)	1,023	48,405	—
Columbia VIT Mid Cap (Grandmaster flex3 ™)	135	10,269	—
Columbia VIT Mid Cap (Pinnacle Plus™)	10,675	142,339	(1)
Columbia VIT MidCap Value Opportunity (Advantedge™)*	7,552	553	6,862
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)*	10,208	93	10,101
Columbia VIT MidCap Value Opportunity (Grandmaster™)*	66,346	16,912	48,995
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)*	140,978	27,954	106,759
Columbia VIT Small Cap (Advantedge™)	258,223	9,580	307,520
Columbia VIT Small Cap (AnnuiChoice II ™)	10,437	931	12,637
Columbia VIT Small Cap (Grandmaster™)	47,813	15,535	77,041
Columbia VIT Small Cap (Pinnacle Plus™)	329,855	373,697	124,376
DWS Small Cap Index VIP (AnnuiChoice II™)	20,518	7,055	28,045

Separate Account I

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National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class B (continued):
DWS Small Cap Index VIP (AnnuiChoice™)	$33,858	$49,324	$47,991
DWS Small Cap Index VIP (GrandMaster flex3™)	2,534	22,659	44,458
DWS Small Cap Index VIP (Grandmaster™)	5,280	3,913	15,484
DWS Small Cap Index VIP (IQ3™)	10,480	3,328	113,587
DWS Small Cap Index VIP (Pinnacle Plus™)	15,461	100,520	222,256
DWS Small Cap Index VIP (Advantedge™)	13	42	1,724
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	24,371	8,244	147,969
Pimco VIT All Asset (Pinnacle Plus™)	66,190	73,958	202,906
Pimco VIT All Asset (Grandmaster™)	250,314	197,025	1,197,966
Pimco VIT All Asset (GrandMaster flex3™)	90,672	7,530	236,004
Pimco VIT All Asset (Advantedge™)	156,845	82,964	370,219
Pimco VIT All Asset (AnnuiChoice II™)	76,811	20,560	373,807
Pimco VIT All Asset (AnnuiChoice™)	4,893	656	69,554
Pimco VIT Commodity Real Return Strategy (Advantedge™)	266,282	77,242	545,564
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	71,265	55,584	232,345
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	7,354	15,354	47,447
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	177,704	140,634	505,578
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	45,347	33,910	184,808
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	10,984	4,385	79,636
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	115,481	115,030	472,311
Pimco VIT Low Duration (IQ Annuity™)	567,386	16,865	667,869
Pimco VIT Low Duration (Grandmaster™)	2,003	19,732	65,321
Pimco VIT Low Duration (GrandMaster flex3™)	23,043	45,630	157,036
Pimco VIT Low Duration (Advantedge™)	312,884	90,932	543,262
Pimco VIT Low Duration (AnnuiChoice II™)	1,589	4,570	97,835
Pimco VIT Low Duration (AnnuiChoice™)	3,966	186,404	38,119
Pimco VIT Low Duration (Pinnacle Plus™)	237,959	76,155	437,513
Pimco VIT Low Duration (Pinnacle Plus Reduced M&E ™)	1,181	1,175	—
Pimco VIT Real Return (AnnuiChoice II™)	100,647	24,082	166,536
Pimco VIT Real Return (Advantedge™)	192,127	138,807	177,226
Pimco VIT Real Return (AnnuiChoice™)	134,744	6,677	460,383
Pimco VIT Real Return (Grandmaster flex3™)	3,249	30,476	60,594
Pimco VIT Real Return (Grandmaster™)	28,914	8,435	127,436
Pimco VIT Real Return (IQ Annuity™)	114,025	66,923	267,540
Pimco VIT Real Return (Pinnacle Plus™)	4,545,981	192,653	4,570,796
Pimco VIT Real Return (Pinnacle Plus Reduced M&E ™)	1,299	1,289	—
Pimco VIT Total Return (Advantedge™)	1,584,415	672,645	3,965,877
Pimco VIT Total Return (AnnuiChoice II™)	183,785	69,422	1,023,854
Pimco VIT Total Return (AnnuiChoice™)	217,911	392,919	928,883
Pimco VIT Total Return (Grandmaster flex3™)	98,067	121,503	605,700
Pimco VIT Total Return (Grandmaster™)	371,293	468,303	909,174
Pimco VIT Total Return (IQ Annuity™)	110,265	113,865	949,169
Pimco VIT Total Return (Pinnacle Plus™)	721,266	154,118	1,232,363
Pimco VIT Total Return (Pinnacle Plus Reduced M&E ™)	1,206	1,195	1
Non-Affiliated Investor Class:
Rydex SGI VT U.S. Long Short Momentum (Pinnacle Plus™)	59,786	23,491	50,793
Rydex SGI VT U.S. Long Short Momentum (Advantedge™)	1,470	2,476	45,745

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Investor Class (continued):
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice II™)	$19,638	$1,331	$51,961
Rydex SGI VT U.S. Long Short Momentum (AnnuiChoice™)	—	35	2,800
Rydex SGI VT U.S. Long Short Momentum (Grandmaster™)	—	437	1,123
Rydex SGI VT U.S. Long Short Momentum (IQ Annuity™)	74	2,345	9,766
Rydex SGI VT Alternative Strategies Allocation (Advantedge™)	2,747	1,609	37,385
Rydex SGI VT Alternative Strategies Allocation (Annuichoice™)	3,925	2,821	179,436
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II™)	11,546	14,301	156,455
Rydex SGI VT Alternative Strategies Allocation (Grandmaster ™)	22,844	707	55,006
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)	595	430	27,400
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus™)	20,389	20,289	7,576
Rydex SGI VT Managed Futures Strategies (Advantedge™)	18,659	4,739	127,735
Rydex SGI VT Managed Futures Strategies (Annuichoice™)	—	39,519	11,805
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus™)	1,172	14,006	120,120
Rydex SGI VT Managed Futures Strategies (Grandmaster™)	2,251	99	5,963
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3™)	—	5,287	191
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II™)	8,442	1,879	20,422
Rydex SGI VT Multi-Hedge Strategies (Advantedge™)	26,957	10,116	101,483
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II™)	268	2,347	52,542
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice™)	—	68,477	31,805
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3™)	—	5,041	14,817
Rydex SGI VT Multi-Hedge Strategies (Grandmaster™)	101,355	2,840	147,809
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity™)	3,449	7,236	82,234
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus™)	270,412	104,714	196,081
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)	19,054	136	18,926
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)	34,375	154	34,222
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)	10,731	735	10,029
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)	9,019	64	8,958
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)	6,469	56	6,415
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)	4,839	17	4,822
iShares S&P 500 Growth Index ETF (Varoom)	22,591	2,436	20,215
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)	147,102	16,175	130,440
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)	4,741	33	4,708
iShares S&P 500 Index ETF (Varoom)	48,346	7,154	41,096
iShares S&P 500 Index ETF (Varoom GLWB 1)	874,934	99,459	766,269
iShares S&P 500 Index ETF (Varoom GLWB 2)	31,880	309	31,555
iShares S&P 500 Value Index ETF (Varoom GLWB 1)	47,088	14,906	29,730
iShares S&P 500 Value Index ETF (Varoom GLWB 2)	4,854	33	4,819
iShares S&P MidCap 400 Index ETF (Varoom)	27,800	2,535	25,336
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)	274,469	32,220	238,509
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)	19,531	155	19,365
iShares S&P SmallCap 600 Index ETF (Varoom)	18,895	1,325	19,586
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)	136,874	19,318	115,749
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)	7,520	151	7,362
iShares S&P Citigroup International Treasury Bond (Varoom)	14,178	1,396	12,885
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)	135,898	20,681	116,165
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)	9,669	33	9,635

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
ETF Shares (continued):
Vanguard Dividend Appreciation Index Fund ETF (Varoom)	$6,331	$56	$6,278
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)	100,955	1,011	99,947
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)	25,000	233	24,739
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)	24,184	246	23,921
Vanguard MSCI EAFE ETF (Varoom)	18,788	1,352	17,459
Vanguard MSCI EAFE ETF (Varoom GLWB 1)	140,422	14,097	124,437
Vanguard MSCI EAFE ETF (Varoom GLWB 2)	7,510	56	7,444
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)	19,157	135	19,032
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)	26,291	116	26,175
Vanguard Large-Cap Index ETF (Varoom)	6,325	55	6,271
Vanguard Large-Cap Index ETF (Varoom GLWB 2)	22,014	370	21,627
Vanguard Mega Cap 300 Index ETF (Varoom)	19,078	139	18,939
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)	10,630	119	10,506
Vanguard REIT Index ETF (Varoom GLWB 2)	4,507	101	4,409
Vanguard Total Bond Market Index ETF (Varoom)	26,987	8,634	18,611
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)	908,769	157,430	759,833
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)	107,758	2,239	105,649

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate. Ten contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, and VAROOM. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, AdvantEdge, and VAROOM have a deferred sales load charge. IQ Annuity, IQ3 and IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges a mortality and expense risk charge to cover mortality and expense risk and certain administrative expenses of 1.40% and 0.15%, respectively. IQ Annuity and IQ3 charge 1.3% and 0.15% of net assets for mortality and expense risks and administrative expenses, respectively. AnnuiChoice charges 0.85% and 0.15%, and AnnuiChoice II charges 1.00% and 0.15%, of net assets for mortality and expense risks and administrative expenses, respectively. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets for morality and expense risks and administrative expenses, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold by fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an annual rate of 1.75% of net assets for mortality and expense risk and administrative expenses. VAROOM charges an additional .60% (Standard investment option) or an additional .80% (Self-Style investment option) of net assets for expenses associated with the Guaranteed Life Withdraw Benefits (“GLWB”). Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date (as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contract year.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses (continued)

For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2011, 2010, 2009, 2008, and 2007 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2011 and 2010).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (Advantedge ™)
	2011	25	$9.73	$245	1.55%	1.60%	(1.64)%
	2010	21	9.89	204	1.85%	1.60%	11.38%
	2009	9	8.88	79	2.99%	1.60%	19.78%
	2008	6	7.42	42	4.36%	1.60%	(25.84)%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2011	32	11.67	375	1.45%	1.00%	(1.05)%
	2010	31	11.79	362	1.65%	1.00%	12.06%
	2009	32	10.52	341	2.26%	1.00%	20.51%
	2008	41	8.73	359	2.33%	1.00%	(29.84)%
	2007	45	12.45	565	1.64%	1.00%	4.07%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2011	42	11.22	466	1.37%	1.55%	(1.60)%
	2010	44	11.40	499	1.61%	1.55%	11.43%
	2009	47	10.23	480	2.14%	1.55%	19.84%
	2008	51	8.54	432	2.31%	1.55%	(30.23)%
	2007	55	12.23	672	1.88%	1.55%	3.49%
Touchstone Aggressive ETF (Grandmaster ™)
	2011	30	11.38	342	2.75%	1.35%	(1.40)%
	2010	1	11.54	12	1.66%	1.35%	11.66%
	2009	1	10.34	10	1.81%	1.35%	20.08%
	2008	3	8.61	22	2.21%	1.35%	(30.08)%
	2007	3	12.31	36	0.04%	1.35%	3.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Annuity ™)
	2011	41	$11.30	$463	1.31%	1.45%	(1.50)%
	2010	47	11.47	539	1.67%	1.45%	11.55%
	2009	47	10.28	479	2.04%	1.45%	19.96%
	2008	62	8.57	532	3.39%	1.45%	(30.16)%
	2007	38	12.27	461	0.89%	1.45%	3.59%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2011	13	11.12	146	1.67%	1.67%	(1.71)%
	2010	9	11.31	102	1.76%	1.67%	11.30%
	2009	7	10.17	74	2.71%	1.67%	19.69%
	2008	4	8.49	34	0.45%	1.67%	(30.31)%
	2007	60	12.19	728	1.58%	1.67%	3.36%
Touchstone Aggressive ETF Fund (AnnuiChoice II ™)
	2011	47	13.98	662	1.45%	1.15%	(1.20)%
	2010	45	14.15	636	1.67%	1.15%	11.89%
	2009	45	12.64	567	3.37%	1.15%	26.43%
Touchstone Baron Small Cap (Advantedge ™)
	2011	44	11.59	508	0.00%	1.60%	3.17%
	2010	31	11.24	344	0.00%	1.60%	22.93%
	2009	19	9.14	170	0.00%	1.60%	30.81%
	2008	3	6.99	24	0.00%	1.60%	(30.13)%
Touchstone Baron Small Cap (AnnuiChoice ™)
	2011	25	20.46	505	0.00%	1.00%	3.79%
	2010	29	19.71	570	0.00%	1.00%	23.68%
	2009	4	15.94	70	0.00%	1.00%	31.61%
	2008	12	12.11	146	0.00%	1.00%	(34.31)%
	2007	17	18.44	309	0.00%	1.00%	1.73%
Touchstone Baron Small Cap (AnnuiChoice II ™)
	2011	112	12.65	1,413	0.00%	1.15%	3.64%
	2010	99	12.21	1,209	0.00%	1.15%	23.49%
	2009	13	9.89	125	0.00%	1.15%	31.41%
	2008	9	7.52	66	0.00%	1.15%	(34.41)%
	2007	1	11.47	13	0.00%	1.15%	1.57%
Touchstone Baron Small Cap (GrandMaster flex3 ™)
	2011	30	18.53	565	0.00%	1.55%	3.22%
	2010	34	17.95	615	0.00%	1.55%	22.99%
	2009	36	14.59	528	0.00%	1.55%	30.88%
	2008	48	11.15	536	0.00%	1.55%	(34.68)%
	2007	45	17.07	761	0.00%	1.55%	1.16%
Touchstone Baron Small Cap (Grandmaster ™)
	2011	13	16.20	217	0.00%	1.35%	3.43%
	2010	23	15.67	366	0.00%	1.35%	23.24%
	2009	25	12.71	319	0.00%	1.35%	31.14%
	2008	13	9.69	126	0.00%	1.35%	(34.54)%
	2007	23	14.81	338	0.00%	1.35%	1.37%
Touchstone Baron Small Cap (IQ Annuity ™)
	2011	60	19.10	1,137	0.00%	1.45%	3.32%
	2010	66	18.48	1,218	0.00%	1.45%	23.12%
	2009	69	15.01	1,042	0.00%	1.45%	31.01%
	2008	76	11.46	874	0.00%	1.45%	(34.61)%
	2007	75	17.52	1,312	0.00%	1.45%	1.26%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -   Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap (Pinnacle Plus ™)
	2011	34	$18.64	$635	0.00%	1.67%	3.09%
	2010	68	18.08	1,235	0.00%	1.67%	22.84%
	2009	38	14.72	552	0.00%	1.67%	30.72%
	2008	38	11.26	431	0.00%	1.67%	(34.76)%
	2007	41	17.26	706	0.00%	1.67%	1.04%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2011	44	12.42	547	1.89%	1.15%	2.25%
	2010	46	12.14	556	2.25%	1.15%	7.56%
	2009	47	11.29	536	5.37%	1.15%	12.90%
Touchstone Conservative ETF (Advantedge ™)
	2011	8	10.92	91	2.86%	1.60%	1.79%
	2010	3	10.73	30	2.30%	1.60%	7.07%
	2009	3	10.02	28	5.40%	1.60%	10.00%
	2008	1	9.11	10	169.48%	1.60%	(8.90)%
Touchstone Conservative ETF (AnnuiChoice ™)
	2011	2	12.75	27	2.68%	1.00%	2.40%
	2010	1	12.45	11	2.28%	1.00%	7.72%
	2009	1	11.56	10	3.02%	1.00%	10.67%
	2008	1	10.44	9	3.06%	1.00%	(10.40)%
	2007	1	11.65	11	0.58%	1.00%	4.69%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2011	66	12.25	808	1.24%	1.55%	1.84%
	2010	140	12.03	1,682	2.11%	1.55%	7.12%
	2009	157	11.23	1,759	3.85%	1.55%	10.06%
	2008	91	10.21	928	2.78%	1.55%	(10.90)%
	2007	105	11.45	1,201	1.68%	1.55%	4.11%
Touchstone Conservative ETF (Grandmaster ™)
	2011	17	12.43	210	1.86%	1.35%	2.04%
	2010	18	12.18	221	2.17%	1.35%	7.34%
	2009	20	11.35	232	1.92%	1.35%	10.28%
	2008	61	10.29	629	9.77%	1.35%	(10.72)%
	2007	14	11.53	166	1.83%	1.35%	4.32%
Touchstone Conservative ETF (IQ Annuity ™)
	2011	154	12.34	1,902	1.98%	1.45%	1.94%
	2010	146	12.11	1,768	2.35%	1.45%	7.23%
	2009	144	11.29	1,621	3.32%	1.45%	10.17%
	2008	166	10.25	1,706	2.88%	1.45%	(10.81)%
	2007	180	11.49	2,072	1.96%	1.45%	4.22%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2011	155	12.15	1,879	2.36%	1.67%	1.71%
	2010	97	11.94	1,159	2.16%	1.67%	6.99%
	2009	107	11.16	1,190	3.90%	1.67%	9.93%
	2008	58	10.15	590	3.03%	1.67%	(11.01)%
	2007	59	11.41	676	1.55%	1.67%	3.98%
Touchstone Conservative ETF (Pinnacle Plus Reduced M&E ™)
	2011	* -	10.33	* -	0.00%	1.15%	2.25%
	2010	2	10.10	18	12.96%	1.15%	0.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (Avantedge ™)
	2011	14	$12.21	$176	5.53%	1.60%	6.72%
	2010	11	11.44	125	5.58%	1.60%	5.85%
Touchstone Core Bond (AnnuiChoice ™)
	2011	38	15.25	583	5.61%	1.00%	7.37%
	2010	28	14.20	391	4.04%	1.00%	6.50%
	2009	17	13.33	225	4.37%	1.00%	13.75%
	2008	23	11.72	272	4.15%	1.00%	(4.23)%
	2007	20	12.24	242	3.89%	1.00%	4.39%
Touchstone Core Bond (AnnuiChoice II ™)
	2011	9	13.11	120	4.86%	1.15%	7.20%
	2010	9	12.23	115	3.62%	1.15%	6.34%
	2009	11	11.50	121	4.37%	1.15%	13.58%
	2008	18	10.12	178	5.96%	1.15%	(4.38)%
	2007	6	10.59	60	6.27%	1.15%	4.23%
Touchstone Core Bond (GrandMaster flex3 ™)
	2011	22	14.00	304	6.11%	1.55%	6.77%
	2010	13	13.11	167	2.74%	1.55%	5.91%
	2009	21	12.38	255	3.59%	1.55%	13.12%
	2008	42	10.95	463	4.46%	1.55%	(4.77)%
	2007	49	11.50	560	4.45%	1.55%	3.81%

Touchstone Core Bond (Grandmaster ™)
	2011	60	13.52	815	5.63%	1.35%	6.99%
	2010	45	12.64	572	3.77%	1.35%	6.12%
	2009	48	11.91	573	5.85%	1.35%	13.35%
	2008	2	10.51	23	1.62%	1.35%	(4.57)%
	2007	5	11.01	52	4.10%	1.35%	4.02%
Touchstone Core Bond (IQ Annuity ™)
	2011	10	14.54	152	4.56%	1.45%	6.88%
	2010	12	13.60	163	4.18%	1.45%	6.01%
	2009	13	12.83	164	5.38%	1.45%	13.23%
	2008	12	11.33	132	3.01%	1.45%	(4.67)%
	2007	28	11.89	328	3.49%	1.45%	3.91%
Touchstone Core Bond (Pinnacle Plus ™)
	2011	45	13.03	590	4.82%	1.67%	6.64%
	2010	47	12.22	569	4.19%	1.67%	5.78%
	2009	44	11.55	506	4.55%	1.67%	12.98%
	2008	50	10.22	508	4.78%	1.67%	(4.88)%
	2007	21	10.75	230	4.36%	1.67%	3.68%
Touchstone Enhanced ETF (Advantedge ™)
	2011	18	9.17	166	0.89%	1.60%	(5.54)%
	2010	17	9.71	167	2.66%	1.60%	9.72%
	2009	12	8.85	106	4.25%	1.60%	20.22%
	2008	8	7.36	57	15.01%	1.60%	(26.41)%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2011	37	11.18	416	0.85%	1.00%	(4.96)%
	2010	39	11.76	460	0.85%	1.00%	10.39%
	2009	160	10.65	1,703	3.42%	1.00%	20.95%
	2008	144	8.81	1,270	6.64%	1.00%	(32.09)%
	2007	153	12.97	1,988	2.00%	1.00%	2.98%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* - Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2011	80	$10.74	$864	0.86%	1.55%	(5.49)%
	2010	82	11.37	934	1.80%	1.55%	9.77%
	2009	110	10.35	1,140	2.80%	1.55%	20.28%
	2008	139	8.61	1,193	6.20%	1.55%	(32.47)%
	2007	156	12.75	1,993	1.94%	1.55%	2.41%
Touchstone Enhanced ETF (Grandmaster ™)
	2011	18	10.90	192	0.85%	1.35%	(5.30)%
	2010	18	11.51	213	1.07%	1.35%	10.00%
	2009	66	10.46	694	2.70%	1.35%	20.52%
	2008	105	8.68	910	5.45%	1.35%	(32.33)%
	2007	180	12.83	2,309	1.53%	1.35%	2.62%
Touchstone Enhanced ETF (IQ Annuity ™)
	2011	43	10.82	460	0.83%	1.45%	(5.39)%
	2010	46	11.44	525	1.96%	1.45%	9.89%
	2009	50	10.41	522	2.38%	1.45%	20.40%
	2008	81	8.64	700	6.49%	1.45%	(32.40)%
	2007	90	12.79	1,156	1.78%	1.45%	2.51%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2011	28	10.65	296	0.72%	1.67%	(5.60)%
	2010	38	11.28	432	1.83%	1.67%	9.64%
	2009	47	10.29	481	3.57%	1.67%	20.13%
	2008	29	8.56	252	4.83%	1.67%	(32.55)%
	2007	68	12.70	867	1.67%	1.67%	2.28%
Touchstone Enhanced ETF Fund (AnnuiChoice II ™)
	2011	12	13.21	160	0.87%	1.15%	(5.11)%
	2010	12	13.92	166	2.01%	1.15%	10.22%
	2009	11	12.63	136	4.89%	1.15%	26.30%
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II ™)
	2011	16	13.75	223	1.26%	1.75%	(1.79)%
	2010	20	14.00	281	1.65%	1.75%	11.21%
	2009	20	12.59	256	3.34%	1.75%	25.90%
Touchstone High Yield (Advantedge ™)
	2011	2	12.79	29	15.28%	1.60%	4.39%
	2010	* -	12.25	5	132.36%	1.60%	10.85%
Touchstone High Yield (AnnuiChoice II ™)
	2011	1	13.37	8	8.12%	1.15%	4.87%
	2010	1	12.75	10	9.71%	1.15%	11.36%
	2009	1	11.45	7	14.57%	1.15%	44.95%
Touchstone High Yield (AnnuiChoice ™)
	2011	14	18.94	257	8.99%	1.00%	5.03%
	2010	14	18.03	255	11.45%	1.00%	11.53%
	2009	6	16.17	104	5.46%	1.00%	45.17%
	2008	8	11.14	88	2.47%	1.00%	(24.94)%
	2007	27	14.84	403	9.01%	1.00%	0.76%
Touchstone High Yield (GrandMaster flex3 ™)
	2011	11	17.61	199	6.48%	1.55%	4.45%
	2010	21	16.86	351	7.32%	1.55%	10.91%
	2009	30	15.20	454	6.13%	1.55%	44.37%
	2008	37	10.53	392	5.92%	1.55%	(25.36)%
	2007	29	14.11	407	8.30%	1.55%	0.19%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone High Yield (Grandmaster ™)
	2011	10	$14.62	$144	9.50%	1.35%	4.66%
	2010	9	13.97	127	10.22%	1.35%	11.13%
	2009	7	12.57	84	5.48%	1.35%	44.66%
	2008	21	8.69	182	6.37%	1.35%	(25.21)%
	2007	12	11.62	139	5.77%	1.35%	0.40%
Touchstone High Yield (IQ Annuity ™)
	2011	15	18.46	280	8.94%	1.45%	4.55%
	2010	16	17.65	281	8.37%	1.45%	11.02%
	2009	23	15.90	370	7.36%	1.45%	44.51%
	2008	16	11.00	175	5.66%	1.45%	(25.29)%
	2007	21	14.73	307	6.91%	1.45%	0.30%
Touchstone High Yield (Pinnacle Plus ™)
	2011	28	15.23	432	7.52%	1.67%	4.32%
	2010	41	14.60	598	8.17%	1.67%	10.77%
	2009	67	13.18	888	8.12%	1.67%	44.19%
	2008	63	9.14	573	6.38%	1.67%	(25.45)%
	2007	70	12.26	863	8.29%	1.67%	0.07%
Touchstone Large Cap Core Equity (Advantedge ™)
	2011	6	9.49	56	2.44%	1.60%	1.38%
	2010	3	9.37	25	2.06%	1.60%	10.41%
	2009	2	8.48	19	2.62%	1.60%	22.08%
	2008	1	6.95	8	3.02%	1.60%	(30.52)%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2011	5	11.55	55	1.02%	1.00%	1.99%
	2010	12	11.33	134	1.60%	1.00%	11.08%
	2009	13	10.20	134	1.13%	1.00%	22.82%
	2008	20	8.30	165	2.09%	1.00%	(35.85)%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2011	5	10.13	48	2.43%	1.15%	1.84%
	2010	2	9.95	21	2.52%	1.15%	10.91%
	2009	1	8.97	13	1.70%	1.15%	22.64%
	2008	3	7.31	21	1.52%	1.15%	(35.95)%
	2007	28	11.42	323	4.37%	1.15%	4.10%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2011	5	12.01	64	1.04%	1.55%	1.43%
	2010	13	11.84	152	1.48%	1.55%	10.46%
	2009	19	10.72	202	1.33%	1.55%	22.14%
	2008	21	8.78	185	2.08%	1.55%	(36.21)%
	2007	3	13.76	44	2.95%	1.55%	3.68%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2011	45	11.56	524	1.39%	1.35%	1.63%
	2010	70	11.38	797	1.94%	1.35%	10.69%
	2009	72	10.28	737	1.93%	1.35%	22.39%
	2008	4	8.40	32	1.53%	1.35%	(36.08)%
	2007	1	13.14	7	1.93%	1.35%	3.89%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2011	31	$11.40	$358	1.72%	1.45%	1.53%
	2010	33	11.23	374	1.80%	1.45%	10.57%
	2009	37	10.16	377	1.24%	1.45%	22.27%
	2008	47	8.31	388	2.05%	1.45%	(36.14)%
	2007	8	13.01	110	3.06%	1.45%	3.78%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2011	26	12.30	322	1.37%	1.67%	1.30%
	2010	42	12.14	505	2.11%	1.67%	10.33%
	2009	34	11.00	375	1.26%	1.67%	21.99%
	2008	47	9.02	421	2.17%	1.67%	(36.29)%
	2007	8	14.15	120	3.35%	1.67%	3.55%
Touchstone Mid Cap Growth (Advantedge ™)
	2011	1	9.18	8	0.18%	1.60%	(12.74)%
	2010	2	10.52	22	0.11%	1.60%	19.68%
	2009	5	8.79	44	0.18%	1.60%	36.77%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2011	7	16.86	118	0.31%	1.00%	(12.21)%
	2010	8	19.21	157	0.18%	1.00%	20.41%
	2009	13	15.95	210	0.10%	1.00%	37.60%
	2008	15	11.59	168	3.80%	1.00%	(40.31)%
	2007	17	19.42	328	3.86%	1.00%	13.28%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2011	10	10.57	111	0.47%	1.15%	(12.35)%
	2010	5	12.05	57	0.23%	1.15%	20.23%
	2009	5	10.03	48	0.10%	1.15%	37.39%
	2008	5	7.30	34	6.96%	1.15%	(40.40)%
	2007	4	12.24	45	4.58%	1.15%	13.11%

Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2011	16	16.15	256	0.32%	1.55%	(12.70)%
	2010	17	18.50	309	0.23%	1.55%	19.74%
	2009	18	15.45	277	0.10%	1.55%	36.84%
	2008	19	11.29	215	3.42%	1.55%	(40.64)%
	2007	28	19.02	537	4.01%	1.55%	12.65%
Touchstone Mid Cap Growth (Grandmaster ™)
	2011	16	13.53	217	0.34%	1.35%	(12.52)%
	2010	15	15.47	239	0.24%	1.35%	19.99%
	2009	15	12.89	191	0.11%	1.35%	37.11%
	2008	15	9.40	146	4.15%	1.35%	(40.52)%
	2007	15	15.81	240	3.66%	1.35%	12.88%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2011	13	17.24	230	0.32%	1.45%	(12.61)%
	2010	14	19.73	274	0.23%	1.45%	19.86%
	2009	14	16.46	229	0.10%	1.45%	36.97%
	2008	17	12.02	208	3.30%	1.45%	(40.58)%
	2007	29	20.22	593	3.79%	1.45%	12.76%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2011	42	$15.69	$656	0.22%	1.67%	(12.81)%
	2010	81	18.00	1,467	0.25%	1.67%	19.60%
	2009	45	15.05	674	0.10%	1.67%	36.67%
	2008	48	11.01	529	3.81%	1.67%	(40.71)%
	2007	60	18.57	1,119	4.23%	1.67%	12.51%
Touchstone Moderate ETF (Advantedge ™)
	2011	74	10.37	763	2.09%	1.60%	0.21%
	2010	72	10.35	741	3.30%	1.60%	9.48%
	2009	10	9.45	96	4.41%	1.60%	15.57%
	2008	4	8.18	34	4.50%	1.60%	(18.19)%
Touchstone Moderate ETF (AnnuiChoice ™)
	2011	41	12.30	501	1.97%	1.00%	0.82%
	2010	45	12.20	545	2.26%	1.00%	10.14%
	2009	48	11.08	534	3.71%	1.00%	16.27%
	2008	28	9.53	271	1.93%	1.00%	(21.14)%
	2007	21	12.08	254	1.29%	1.00%	4.18%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2011	106	11.82	1,254	2.12%	1.55%	0.26%
	2010	100	11.79	1,182	1.74%	1.55%	9.53%
	2009	170	10.76	1,833	3.32%	1.55%	15.63%
	2008	159	9.31	1,481	1.64%	1.55%	(21.58)%
	2007	165	11.87	1,959	1.35%	1.55%	3.60%
Touchstone Moderate ETF (Grandmaster ™)
	2011	11	11.99	133	1.96%	1.35%	0.47%
	2010	12	11.94	146	1.91%	1.35%	9.75%
	2009	15	10.88	168	3.31%	1.35%	15.86%
	2008	17	9.39	160	1.45%	1.35%	(21.42)%
	2007	29	11.95	342	1.38%	1.35%	3.81%
Touchstone Moderate ETF (IQ Annuity ™)
	2011	134	11.91	1,592	1.68%	1.45%	0.37%
	2010	194	11.86	2,298	2.10%	1.45%	9.64%
	2009	225	10.82	2,433	2.60%	1.45%	15.74%
	2008	351	9.35	3,284	2.15%	1.45%	(21.50)%
	2007	244	11.91	2,905	1.78%	1.45%	3.70%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2011	168	11.72	1,967	1.79%	1.67%	0.14%
	2010	217	11.70	2,541	2.15%	1.67%	9.40%
	2009	254	10.70	2,713	3.96%	1.67%	15.49%
	2008	116	9.26	1,078	1.89%	1.67%	(21.68)%
	2007	88	11.83	1,040	1.45%	1.67%	3.47%
Touchstone Moderate ETF Fund (AnnuiChoice II ™)
	2011	79	10.36	815	2.15%	1.15%	0.67%
	2010	72	10.29	742	2.28%	1.15%	9.98%
	2009	66	9.36	615	5.42%	1.15%	16.10%
Touchstone Money Market (IQ3 ™)
	2011	149	10.74	1,605	0.02%	1.45%	(1.43)%
	2010	220	10.90	2,397	0.11%	1.45%	(1.27)%
	2009	289	11.04	3,195	0.61%	1.45%	(0.58)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (GrandMaster flex3 ™)
	2011	56	$10.53	$589	0.02%	1.55%	(1.53)%
	2010	84	10.70	900	0.12%	1.55%	(1.37)%
	2009	171	10.84	1,860	0.53%	1.55%	(0.68)%
Touchstone Money Market (AnnuiChoice II ™)
	2011	32	9.75	310	0.01%	1.15%	(1.13)%
	2010	32	9.86	314	0.17%	1.15%	(0.97)%
	2009	31	9.96	311	0.51%	1.15%	(0.42)%
Touchstone Money Market (Advantedge ™)
	2011	24	9.73	229	0.03%	1.60%	(1.58)%
	2010	12	9.89	122	0.08%	1.60%	(1.42)%
	2009	20	10.03	203	0.48%	1.60%	(0.73)%
Touchstone Money Market (Pinnacle Plus ™)
	2011	112	9.61	1,075	0.01%	1.67%	(1.65)%
	2010	129	9.77	1,263	0.19%	1.67%	(1.49)%
	2009	132	9.92	1,314	0.55%	1.67%	(0.78)%
Touchstone Money Market (AnnuiChoice ™)
	2011	86	11.21	962	0.01%	1.00%	(0.98)%
	2010	74	11.32	839	0.18%	1.00%	(0.82)%
	2009	110	11.41	1,258	0.62%	1.00%	(0.12)%
	2008	13	11.42	152	2.94%	1.00%	1.96%
	2007	16	11.21	182	5.08%	1.00%	4.11%
Touchstone Money Market (Grandmaster ™)
	2011	312	10.74	3,348	0.02%	1.35%	(1.33)%
	2010	288	10.89	3,137	0.14%	1.35%	(1.17)%
	2009	476	11.02	5,243	0.97%	1.35%	(0.48)%
	2008	701	11.07	7,761	2.91%	1.35%	1.60%
	2007	534	10.90	5,817	5.02%	1.35%	3.74%
Touchstone Third Avenue Value (Advantedge ™)
	2011	34	8.13	273	2.20%	1.60%	(16.67)%
	2010	37	9.76	365	6.93%	1.60%	18.28%
	2009	30	8.25	249	2.97%	1.60%	29.29%
	2008	15	6.38	95	4.44%	1.60%	(36.17)%
Touchstone Third Avenue Value (AnnuiChoice ™)
	2011	36	14.34	518	1.93%	1.00%	(16.16)%
	2010	53	17.11	903	4.71%	1.00%	19.00%
	2009	90	14.38	1,295	1.97%	1.00%	30.07%
	2008	111	11.05	1,227	1.76%	1.00%	(39.12)%
	2007	129	18.15	2,340	0.82%	1.00%	(2.78)%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2011	44	8.35	368	2.14%	1.15%	(16.28)%
	2010	51	9.97	512	5.31%	1.15%	18.82%
	2009	71	8.39	593	2.10%	1.15%	29.88%
	2008	79	6.46	510	2.05%	1.15%	(39.21)%
	2007	67	10.63	717	0.98%	1.15%	(2.93)%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2011	59	13.80	809	2.12%	1.55%	(16.62)%
	2010	70	16.55	1,154	5.93%	1.55%	18.34%
	2009	90	13.99	1,261	2.02%	1.55%	29.35%
	2008	118	10.81	1,272	1.74%	1.55%	(39.46)%
	2007	155	17.86	2,762	0.71%	1.55%	(3.32)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Grandmaster ™)
	2011	80	$12.15	$974	1.57%	1.35%	(16.45)%
	2010	152	14.54	2,204	6.05%	1.35%	18.58%
	2009	186	12.27	2,285	2.02%	1.35%	29.61%
	2008	243	9.46	2,304	1.83%	1.35%	(39.34)%
	2007	259	15.60	4,047	0.79%	1.35%	(3.12)%
Touchstone Third Avenue Value (IQ Annuity ™)
	2011	102	13.58	1,383	2.07%	1.45%	(16.54)%
	2010	126	16.27	2,046	6.42%	1.45%	18.46%
	2009	148	13.74	2,029	2.05%	1.45%	29.48%
	2008	172	10.61	1,826	1.74%	1.45%	(39.40)%
	2007	213	17.51	3,737	0.72%	1.45%	(3.22)%
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2011	59	14.48	850	1.70%	1.67%	(16.72)%
	2010	99	17.38	1,713	5.89%	1.67%	18.20%
	2009	124	14.71	1,821	2.09%	1.67%	29.19%
	2008	147	11.38	1,668	1.73%	1.67%	(39.53)%
	2007	176	18.83	3,314	0.77%	1.67%	(3.44)%
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)
	2011	157	50.34	7,888	2.37%	1.35%	(0.39)%
	2010	188	50.54	9,511	1.75%	1.35%	13.60%
	2009	221	44.49	9,848	2.26%	1.35%	28.45%
	2008	267	34.64	9,253	2.17%	1.35%	(43.43)%
	2007	354	61.23	21,673	2.18%	1.35%	0.15%
Fidelity VIP Growth (Grandmaster ™)
	2011	78	59.52	4,637	0.72%	1.35%	(1.15)%
	2010	87	60.21	5,257	0.61%	1.35%	22.50%
	2009	101	49.15	4,963	0.53%	1.35%	26.56%
	2008	118	38.84	4,580	0.73%	1.35%	(47.88)%
	2007	148	74.52	11,060	0.95%	1.35%	25.24%
Fidelity VIP High Income (Grandmaster ™)
	2011	164	21.47	3,522	6.91%	1.35%	2.63%
	2010	170	20.92	3,551	7.44%	1.35%	12.29%
	2009	205	18.63	3,813	8.14%	1.35%	42.02%
	2008	198	13.12	2,592	7.29%	1.35%	(26.00)%
	2007	246	17.73	4,352	7.30%	1.35%	1.39%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2011	111	37.26	4,137	2.38%	1.35%	(3.87)%
	2010	125	38.76	4,860	2.13%	1.35%	12.72%
	2009	145	34.39	4,977	2.52%	1.35%	27.37%
	2008	159	27.00	4,282	8.63%	1.35%	(29.68)%
	2007	189	38.40	7,272	6.14%	1.35%	13.94%
Fidelity VIP II Contrafund (Grandmaster ™)
	2011	294	39.29	11,544	0.98%	1.35%	(3.84)%
	2010	337	40.85	13,750	1.27%	1.35%	15.64%
	2009	363	35.33	12,822	1.41%	1.35%	33.88%
	2008	424	26.39	11,184	1.00%	1.35%	(43.29)%
	2007	521	46.54	24,250	5.28%	1.35%	16.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Index 500 (Grandmaster ™)
	2011	113	$30.72	$3,458	4.34%	1.35%	0.67%
	2010	122	30.52	3,737	2.01%	1.35%	13.47%
	2009	143	26.89	3,834	2.53%	1.35%	24.90%
	2008	167	21.53	3,592	1.95%	1.35%	(37.85)%
	2007	212	34.65	7,354	3.56%	1.35%	4.01%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2011	6	12.68	82	5.41%	1.00%	6.26%
	2010	8	11.93	95	3.77%	1.00%	6.73%
	2009	14	11.18	151	9.07%	1.00%	14.57%
	2008	15	9.76	144	4.86%	1.00%	(4.22)%
	2007	59	10.19	596	0.11%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2011	48	33.26	1,595	5.86%	1.35%	5.89%
	2010	59	31.41	1,856	4.52%	1.35%	6.35%
	2009	63	29.54	1,862	9.22%	1.35%	14.16%
	2008	76	25.87	1,967	4.40%	1.35%	(4.56)%
	2007	97	27.11	2,632	4.53%	1.35%	2.93%
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 ™)
	2011	6	12.35	71	3.97%	1.55%	5.68%
	2010	17	11.69	201	4.37%	1.55%	6.14%
	2009	20	11.01	218	8.87%	1.55%	13.93%
	2008	23	9.67	219	4.65%	1.55%	(4.75)%
	2007	33	10.15	333	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ3 ™)
	2011	12	12.41	143	5.92%	1.45%	5.78%
	2010	12	11.73	138	4.50%	1.45%	6.24%
	2009	13	11.04	143	9.03%	1.45%	14.05%
	2008	14	9.68	136	4.28%	1.45%	(4.66)%
	2007	16	10.16	164	0.11%	1.45%	1.56%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2011	16	12.28	197	5.62%	1.67%	5.55%
	2010	20	11.64	227	4.43%	1.67%	6.01%
	2009	22	10.98	246	9.13%	1.67%	13.79%
	2008	31	9.65	297	4.35%	1.67%	(4.87)%
	2007	38	10.14	383	0.11%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster ™)
	2011	99	16.54	1,640	1.83%	1.35%	(4.91)%
	2010	116	17.40	2,011	2.43%	1.35%	16.48%
	2009	69	14.94	1,027	2.12%	1.35%	36.73%
	2008	83	10.92	903	2.70%	1.35%	(34.85)%
	2007	131	16.77	2,190	5.92%	1.35%	7.57%
Fidelity VIP Overseas (AnnuiChoice ™)
	2011	*-	6.80	1	0.80%	1.00%	(17.99)%
	2010	1	8.29	4	1.02%	1.00%	11.99%
	2009	2	7.40	15	1.14%	1.00%	25.27%
	2008	20	5.91	116	4.36%	1.00%	(44.37)%
	2007	35	10.62	373	2.24%	1.00%	6.17%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (AnnuiChoice II ™)
	2011	*-	$6.75	*-	0.00%	1.15%	(18.11)%
	2010	1	8.24	9	1.66%	1.15%	11.82%
	2009	1	7.37	8	2.56%	1.15%	25.08%
	2008	1	5.89	7	4.25%	1.15%	(44.45)%
	2007	5	10.61	55	2.63%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster ™)
	2011	63	26.23	1,645	1.61%	1.35%	(18.28)%
	2010	70	32.10	2,258	1.58%	1.35%	11.59%
	2009	78	28.77	2,242	2.47%	1.35%	24.82%
	2008	94	23.05	2,159	4.95%	1.35%	(44.57)%
	2007	111	41.58	4,598	2.97%	1.35%	15.72%
Fidelity VIP Overseas (GrandmasterFlex3 ™)
	2011	5	6.62	35	0.93%	1.55%	(18.45)%
	2010	13	8.12	105	1.57%	1.55%	11.36%
	2009	15	7.29	109	2.47%	1.55%	24.57%
	2008	16	5.85	94	4.08%	1.55%	(44.68)%
	2007	33	10.58	351	2.29%	1.55%	5.77%
Fidelity VIP Overseas (IQ3 ™)
	2011	2	6.65	17	1.69%	1.45%	(18.36)%
	2010	3	8.15	20	1.57%	1.45%	11.48%
	2009	3	7.31	21	1.93%	1.45%	24.70%
	2008	8	5.86	49	4.28%	1.45%	(44.62)%
	2007	19	10.58	196	1.95%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2011	12	6.58	78	1.52%	1.67%	(18.55)%
	2010	15	8.08	120	1.40%	1.67%	11.23%
	2009	20	7.27	146	2.40%	1.67%	24.42%
	2008	26	5.84	152	4.89%	1.67%	(44.75)%
	2007	74	10.57	787	2.58%	1.67%	5.68%
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster ™)
	2011	46	33.04	1,524	0.32%	1.35%	(11.92)%
	2010	50	37.51	1,861	0.57%	1.35%	26.97%
	2009	62	29.54	1,846	1.10%	1.35%	38.13%
	2008	85	21.39	1,824	4.99%	1.35%	(40.33)%
	2007	109	35.84	3,912	0.87%	1.35%	13.92%
Non-Affiliated Service Class 2
Fidelity VIP Asset Manager (Advantedge ™)
	2011	7	9.85	65	2.24%	1.60%	(4.37)%
	2010	7	10.30	68	2.02%	1.60%	12.14%
	2009	7	9.18	62	2.86%	1.60%	26.70%
	2008	4	7.25	26	6.64%	1.60%	(27.52)%
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2011	7	13.44	97	2.24%	1.00%	(3.78)%
	2010	8	13.97	106	1.69%	1.00%	12.82%
	2009	11	12.38	141	2.52%	1.00%	27.47%
	2008	11	9.71	109	8.14%	1.00%	(29.62)%
	2007	20	13.80	270	5.75%	1.00%	14.02%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2011	9	$11.52	$109	1.91%	1.15%	(3.93)%
	2010	13	11.99	158	1.99%	1.15%	12.65%
	2009	13	10.65	142	3.82%	1.15%	27.28%
	2008	6	8.36	54	5.47%	1.15%	(29.73)%
	2007	1	11.90	7	17.13%	1.15%	13.84%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2011	2	12.05	29	1.63%	1.55%	(4.32)%
	2010	4	12.60	56	2.01%	1.55%	12.20%
	2009	5	11.23	51	2.30%	1.55%	26.77%
	2008	5	8.86	46	7.73%	1.55%	(30.01)%
	2007	9	12.65	112	6.26%	1.55%	13.38%
Fidelity VIP Asset Manager (IQ3 ™)
	2011	25	12.43	312	2.41%	1.45%	(4.22)%
	2010	22	12.98	290	1.90%	1.45%	12.31%
	2009	24	11.55	281	2.21%	1.45%	26.90%
	2008	29	9.10	264	7.30%	1.45%	(29.94)%
	2007	41	12.99	535	6.00%	1.45%	13.50%
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2011	7	12.49	93	1.92%	1.67%	(4.43)%
	2010	13	13.07	168	2.01%	1.67%	12.06%
	2009	13	11.66	152	2.34%	1.67%	26.61%
	2008	17	9.21	159	8.11%	1.67%	(30.10)%
	2007	14	13.18	184	6.15%	1.67%	13.24%
Fidelity VIP Balanced (Advantedge ™)
	2011	32	10.22	328	2.44%	1.60%	(5.36)%
	2010	15	10.80	159	2.24%	1.60%	15.88%
	2009	3	9.32	26	2.36%	1.60%	36.11%
	2008	2	6.85	11	2.72%	1.60%	(31.52)%
Fidelity VIP Balanced (AnnuiChoice ™)
	2011	18	13.61	249	1.77%	1.00%	(4.78)%
	2010	19	14.30	277	2.02%	1.00%	16.58%
	2009	17	12.26	208	2.16%	1.00%	36.94%
	2008	16	8.95	148	2.41%	1.00%	(34.81)%
	2007	24	13.74	335	5.72%	1.00%	7.63%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2011	11	11.20	129	1.79%	1.15%	(4.93)%
	2010	11	11.78	134	2.32%	1.15%	16.40%
	2009	7	10.12	69	2.86%	1.15%	36.73%
	2008	2	7.40	16	2.98%	1.15%	(34.91)%
	2007	1	11.37	8	1.96%	1.15%	7.46%
Fidelity VIP Balanced (GrandMaster ™)
	2011	39	12.60	493	1.80%	1.35%	(5.12)%
	2010	39	13.28	519	2.65%	1.35%	16.17%
	2009	21	11.43	241	2.04%	1.35%	36.46%
	2008	20	8.38	167	2.82%	1.35%	(35.04)%
	2007	42	12.90	537	2.96%	1.35%	7.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2011	25	$13.67	$343	1.76%	1.55%	(5.31)%
	2010	26	14.44	371	1.98%	1.55%	15.93%
	2009	24	12.46	296	2.04%	1.55%	36.18%
	2008	27	9.15	246	2.40%	1.55%	(35.17)%
	2007	41	14.11	571	4.91%	1.55%	7.03%
Fidelity VIP Balanced (IQ3 ™)
	2011	23	12.21	280	1.80%	1.45%	(5.22)%
	2010	23	12.88	292	2.23%	1.45%	16.05%
	2009	19	11.10	207	2.27%	1.45%	36.32%
	2008	19	8.14	156	2.37%	1.45%	(35.11)%
	2007	37	12.55	470	6.58%	1.45%	7.14%
Fidelity VIP Balanced (Pinnacle Plus ™)
	2011	40	12.63	499	1.06%	1.67%	(5.43)%
	2010	97	13.35	1,291	2.08%	1.67%	15.79%
	2009	68	11.53	789	2.58%	1.67%	36.01%
	2008	42	8.48	352	2.51%	1.67%	(35.25)%
	2007	43	13.10	568	5.08%	1.67%	6.90%
Fidelity VIP Contrafund (Advantedge ™)
	2011	155	9.18	1,421	0.90%	1.60%	(4.34)%
	2010	126	9.59	1,207	1.27%	1.60%	15.06%
	2009	78	8.34	649	1.77%	1.60%	33.30%
	2008	30	6.25	190	1.92%	1.60%	(37.45)%
Fidelity VIP Contrafund (AnnuiChoice ™)
	2011	75	16.19	1,222	0.78%	1.00%	(3.75)%
	2010	83	16.82	1,400	1.01%	1.00%	15.76%
	2009	98	14.53	1,431	1.13%	1.00%	34.11%
	2008	126	10.84	1,364	0.79%	1.00%	(43.27)%
	2007	159	19.10	3,028	5.55%	1.00%	16.12%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2011	58	10.47	613	0.82%	1.15%	(3.90)%
	2010	58	10.90	628	0.88%	1.15%	15.58%
	2009	82	9.43	773	1.27%	1.15%	33.91%
	2008	75	7.04	527	0.76%	1.15%	(43.35)%
	2007	70	12.43	865	7.74%	1.15%	15.95%
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2011	72	15.32	1,096	0.74%	1.55%	(4.29)%
	2010	85	16.00	1,364	1.00%	1.55%	15.12%
	2009	102	13.90	1,421	1.13%	1.55%	33.37%
	2008	125	10.42	1,300	0.82%	1.55%	(43.58)%
	2007	146	18.48	2,700	5.74%	1.55%	15.48%
Fidelity VIP Contrafund (IQ3 ™)
	2011	108	13.94	1,500	0.77%	1.45%	(4.19)%
	2010	120	14.55	1,748	1.04%	1.45%	15.23%
	2009	127	12.62	1,600	1.17%	1.45%	33.51%
	2008	161	9.46	1,527	0.84%	1.45%	(43.53)%
	2007	177	16.74	2,961	5.20%	1.45%	15.59%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (Pinnacle Plus ™)
	2011	154	$15.26	$2,347	0.73%	1.67%	(4.40)%
	2010	192	15.96	3,068	1.10%	1.67%	14.98%
	2009	165	13.88	2,289	1.21%	1.67%	33.21%
	2008	183	10.42	1,910	0.81%	1.67%	(43.65)%
	2007	234	18.50	4,319	6.15%	1.67%	15.34%
Fidelity VIP Contrafund Standard (IQ Advisor ™)
	2011	*-	14.54	6	0.82%	0.60%	(3.37)%
	2010	*-	15.04	6	1.09%	0.60%	16.23%
	2009	*-	12.94	5	1.24%	0.60%	34.66%
	2008	*-	9.61	4	0.91%	0.60%	(43.04)%
	2007	*-	16.87	7	5.50%	0.60%	16.60%
Fidelity VIP Disclipined Small Cap (AnnuiChoice ™)
	2011	3	8.60	24	0.09%	1.00%	(2.57)%
	2010	4	8.82	40	0.06%	1.00%	23.82%
	2009	5	7.13	33	0.22%	1.00%	20.72%
	2008	5	5.90	30	0.30%	1.00%	(34.63)%
	2007	7	9.03	67	0.45%	1.00%	(9.71)%
Fidelity VIP Disclipined Small Cap (IQ ™)
	2011	7	8.41	57	0.12%	1.45%	(3.01)%
	2010	7	8.68	60	0.06%	1.45%	23.26%
	2009	7	7.04	49	0.24%	1.45%	20.18%
	2008	7	5.86	41	0.34%	1.45%	(34.93)%
	2007	8	9.00	69	0.46%	1.45%	(9.99)%
Fidelity VIP Disclipined Small Cap (Grandmaster ™)
	2011	2	8.46	16	0.11%	1.35%	(2.91)%
	2010	2	8.71	18	0.06%	1.35%	23.39%
	2009	2	7.06	15	0.23%	1.35%	20.30%
	2008	2	5.87	14	0.39%	1.35%	(34.86)%
	2007	2	9.01	22	0.46%	1.35%	(9.93)%
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 ™)
	2011	*-	8.38	*-	0.00%	1.55%	(3.11)%
	2010	1	8.64	8	0.06%	1.55%	23.14%
	2009	1	7.02	7	0.06%	1.55%	20.05%
	2008	5	5.85	27	0.38%	1.55%	(35.00)%
	2007	5	8.99	48	0.50%	1.55%	(10.05)%
Fidelity VIP Disclipined Small Cap (Pinnacle Plus ™)
	2011	10	8.33	80	0.03%	1.67%	(3.22)%
	2010	79	8.60	677	0.06%	1.67%	22.99%
	2009	5	7.00	36	0.24%	1.67%	19.91%
	2008	6	5.83	35	0.39%	1.67%	(35.08)%
	2007	5	8.99	49	0.53%	1.67%	(10.13)%
Fidelity VIP Disciplined Small Cap (Advantedge ™)
	2011	1	10.23	5	0.06%	1.60%	(3.16)%
	2010	1	10.56	15	0.06%	1.60%	23.07%
	2009	2	8.58	14	0.32%	1.60%	19.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Advantedge ™)
	2011	14	$8.69	$124	2.51%	1.60%	(0.95)%
	2010	13	8.78	111	1.78%	1.60%	13.08%
	2009	7	7.76	56	3.09%	1.60%	27.81%
	2008	1	6.07	5	4.29%	1.60%	(39.27)%
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2011	26	11.83	305	2.16%	1.00%	(0.35)%
	2010	31	11.87	367	1.60%	1.00%	13.77%
	2009	40	10.43	414	2.08%	1.00%	28.59%
	2008	47	8.11	383	1.83%	1.00%	(43.39)%
	2007	67	14.33	956	2.14%	1.00%	0.26%
Fidelity VIP Equity-Income (AnnuiChoice II ™)
	2011	31	9.02	276	2.16%	1.15%	(0.50)%
	2010	37	9.07	332	1.82%	1.15%	13.60%
	2009	33	7.98	261	2.53%	1.15%	28.39%
	2008	20	6.22	127	3.36%	1.15%	(43.47)%
	2007	13	11.00	143	25.01%	1.15%	0.10%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2011	15	11.92	175	2.40%	1.55%	(0.90)%
	2010	14	12.03	172	1.56%	1.55%	13.14%
	2009	16	10.63	173	1.98%	1.55%	27.87%
	2008	21	8.32	171	1.85%	1.55%	(43.70)%
	2007	30	14.77	449	1.90%	1.55%	(0.30)%
Fidelity VIP Equity-Income (IQ3 ™)
	2011	35	10.69	376	2.29%	1.45%	(0.80)%
	2010	38	10.77	407	1.64%	1.45%	13.25%
	2009	40	9.51	384	2.07%	1.45%	28.00%
	2008	56	7.43	418	1.97%	1.45%	(43.65)%
	2007	75	13.19	987	2.27%	1.45%	(0.20)%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2011	77	12.17	938	2.21%	1.67%	(1.02)%
	2010	90	12.29	1,103	1.63%	1.67%	13.00%
	2009	95	10.88	1,032	2.07%	1.67%	27.72%
	2008	106	8.52	901	1.86%	1.67%	(43.77)%
	2007	151	15.15	2,289	2.32%	1.67%	(0.43)%
Fidelity VIP Freedom 2010 (Advantedge ™)
	2011	6	10.18	62	2.39%	1.60%	(2.02)%
	2010	6	10.39	64	2.39%	1.60%	10.75%
	2009	6	9.38	58	25.29%	1.60%	21.97%
	2008	*-	7.69	*-	0.00%	1.60%	(23.10)%
Fidelity VIP Freedom 2010 (Grandmaster ™)
	2011	3	10.08	28	2.11%	1.35%	(1.77)%
	2010	4	10.26	36	2.88%	1.35%	11.03%
	2009	6	9.24	60	3.30%	1.35%	22.28%
	2008	10	7.55	75	4.01%	1.35%	(26.18)%
	2007	9	10.23	87	17.61%	1.35%	2.34%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (GrandmasterFlex3 ™)
	2011	1	$9.98	$10	2.40%	1.55%	(1.97)%
	2010	1	10.18	11	3.35%	1.55%	10.80%
	2009	1	9.19	10	1.26%	1.55%	22.04%
	2008	8	7.53	56	4.81%	1.55%	(26.33)%
	2007	4	10.22	36	5.90%	1.55%	2.20%
Fidelity VIP Freedom 2010 (IQ3 ™)
	2011	7	10.03	67	2.40%	1.45%	(1.87)%
	2010	7	10.22	68	2.90%	1.45%	10.92%
	2009	18	9.21	164	4.40%	1.45%	22.16%
	2008	48	7.54	364	5.23%	1.45%	(26.26)%
	2007	3	10.23	26	18.34%	1.45%	2.27%
Fidelity VIP Freedom 2015 (Advantedge ™)
	2011	11	10.06	113	2.38%	1.60%	(2.10)%
	2010	11	10.28	115	3.09%	1.60%	10.98%
	2009	11	9.26	104	12.38%	1.60%	23.02%
	2008	*-	7.53	*-	0.00%	1.60%	(24.74)%
Fidelity VIP Freedom 2015 (AnnuiChoiceII ™)
	2011	1	9.99	10	2.18%	1.15%	(1.66)%
	2010	1	10.16	12	3.10%	1.15%	11.49%
	2009	1	9.11	11	4.48%	1.15%	23.58%
	2008	1	7.37	10	3.55%	1.15%	(28.13)%
	2007	1	10.26	13	11.02%	1.15%	2.61%
Fidelity VIP Freedom 2015 (GrandmasterFlex3 ™)
	2011	1	9.80	6	2.39%	1.55%	(2.05)%
	2010	1	10.01	6	3.08%	1.55%	11.04%
	2009	1	9.01	6	4.48%	1.55%	23.09%
	2008	1	7.32	5	3.81%	1.55%	(28.43)%
	2007	*-	10.23	2	29.66%	1.55%	2.32%
Fidelity VIP Freedom 2015 (IQ3 ™)
	2011	28	9.85	275	2.36%	1.45%	(1.95)%
	2010	28	10.05	286	2.99%	1.45%	11.15%
	2009	38	9.04	343	5.20%	1.45%	23.21%
	2008	84	7.34	617	5.22%	1.45%	(28.35)%
	2007	32	10.24	326	12.26%	1.45%	2.39%
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)
	2011	15	9.75	149	2.10%	1.67%	(2.17)%
	2010	19	9.96	193	3.11%	1.67%	10.91%
	2009	21	8.98	192	4.37%	1.67%	22.94%
	2008	26	7.31	189	3.72%	1.67%	(28.51)%
Fidelity VIP Freedom 2020 (Advantedge ™)
	2011	1	9.73	11	2.34%	1.60%	(2.82)%
	2010	1	10.01	11	2.79%	1.60%	12.50%
	2009	1	8.90	10	16.66%	1.60%	26.49%
	2008	*-	7.03	*-	0.00%	1.60%	(29.66)%
Fidelity VIP Freedom 2020 (AnnuiChoiceII ™)
	2011	3	9.57	31	2.36%	1.15%	(2.37)%
	2010	3	9.80	32	2.80%	1.15%	13.02%
	2009	3	8.67	28	4.03%	1.15%	27.07%
	2008	3	6.82	22	3.35%	1.15%	(33.58)%
	2007	3	10.27	34	81.18%	1.15%	2.72%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (IQ3 ™)
	2011	17	$9.43	$160	2.36%	1.45%	(2.67)%
	2010	17	9.69	164	2.80%	1.45%	12.67%
	2009	17	8.60	146	8.00%	1.45%	26.69%
	2008	*-	6.79	*-	0.00%	1.45%	(33.78)%
	2007	4	10.25	40	15.32%	1.45%	2.51%
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)
	2011	9	9.33	82	3.90%	1.67%	(2.89)%
	2010	2	9.61	18	2.87%	1.67%	12.42%
	2009	2	8.55	16	4.02%	1.67%	26.40%
	2008	2	6.76	12	3.23%	1.67%	(33.93)%
	2007	2	10.23	20	14.72%	1.67%	2.35%
Fidelity VIP Freedom 2025 (Advantedge ™)
	2011	1	9.62	11	2.16%	1.60%	(3.90)%
	2010	1	10.01	11	2.63%	1.60%	13.63%
	2009	1	8.81	10	15.77%	1.60%	27.72%
	2008	*-	6.90	*-	0.00%	1.60%	(31.03)%
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)
	2011	*-	9.19	*-	0.00%	1.67%	(3.97)%
	2010	*-	9.57	1	10.27%	1.67%	13.54%
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)
	2011	*-	8.75	3	2.19%	1.67%	(4.45)%
	2010	*-	9.16	3	2.48%	1.67%	13.96%
	2009	*-	8.04	2	2.60%	1.67%	28.99%
	2007	*-	10.25	2	114.95%	1.67%	2.48%
Fidelity VIP Growth (Advantedge ™)
	2011	7	8.68	62	0.49%	1.60%	(1.63)%
	2010	7	8.83	65	0.36%	1.60%	21.88%
	2009	3	7.24	21	0.29%	1.60%	25.92%
	2008	3	5.75	16	1.02%	1.60%	(42.48)%
Fidelity VIP Growth (AnnuiChoice ™)
	2011	10	10.25	105	0.46%	1.00%	(1.03)%
	2010	20	10.36	206	0.35%	1.00%	22.63%
	2009	12	8.45	99	0.27%	1.00%	26.69%
	2008	17	6.67	112	0.46%	1.00%	(47.84)%
	2007	24	12.78	310	0.43%	1.00%	25.39%
Fidelity VIP Growth (AnnuiChoice II ™)
	2011	19	10.52	195	0.49%	1.15%	(1.18)%
	2010	18	10.65	187	0.36%	1.15%	22.44%
	2009	17	8.70	147	0.33%	1.15%	26.49%
	2008	15	6.88	101	1.05%	1.15%	(47.92)%
	2007	5	13.20	64	0.71%	1.15%	25.20%
Fidelity VIP Growth (GrandMaster ™)
	2011	35	9.26	321	0.50%	1.35%	(1.38)%
	2010	40	9.39	380	0.39%	1.35%	22.19%
	2009	40	7.68	305	0.28%	1.35%	26.24%
	2008	47	6.09	283	0.58%	1.35%	(48.02)%
	2007	63	11.71	737	0.18%	1.35%	17.10%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

*-  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (GrandMaster flex3 ™)
	2011	7	$11.69	$78	0.50%	1.55%	(1.58)%
	2010	9	11.87	104	0.34%	1.55%	21.95%
	2009	12	9.74	119	0.27%	1.55%	25.98%
	2008	16	7.73	120	0.52%	1.55%	(48.13)%
	2007	20	14.90	291	0.44%	1.55%	24.69%
Fidelity VIP Growth (IQ3 ™)
	2011	14	7.73	111	0.49%	1.45%	(1.48)%
	2010	15	7.84	117	0.31%	1.45%	22.07%
	2009	19	6.42	125	0.27%	1.45%	26.11%
	2008	31	5.09	156	0.40%	1.45%	(48.08)%
	2007	51	9.81	501	0.46%	1.45%	24.81%
Fidelity VIP Growth (Pinnacle Plus ™)
	2011	25	11.81	298	0.48%	1.67%	(1.70)%
	2010	32	12.01	379	0.42%	1.67%	21.80%
	2009	22	9.86	213	0.33%	1.67%	25.83%
	2008	24	7.84	187	0.56%	1.67%	(48.19)%
	2007	39	15.13	592	0.43%	1.67%	24.54%
Fidelity VIP High Income (AnnuiChoice ™)
	2011	15	18.33	266	5.48%	1.00%	2.68%
	2010	24	17.85	421	8.27%	1.00%	12.54%
	2009	31	15.86	498	7.63%	1.00%	42.03%
	2008	32	11.17	361	12.81%	1.00%	(25.89)%
	2007	22	15.07	333	7.69%	1.00%	1.51%
Fidelity VIP High Income (AnnuiChoice II ™)
	2011	5	12.86	67	8.54%	1.15%	2.53%
	2010	3	12.55	40	7.21%	1.15%	12.37%
	2009	4	11.17	50	6.90%	1.15%	41.82%
	2008	4	7.87	35	10.00%	1.15%	(26.00)%
	2007	1	10.64	12	11.13%	1.15%	1.36%
Fidelity VIP High Income (GrandMaster flex3 ™)
	2011	101	16.34	1,648	7.15%	1.55%	2.11%
	2010	96	16.00	1,533	11.70%	1.55%	11.91%
	2009	101	14.30	1,451	8.22%	1.55%	41.24%
	2008	112	10.12	1,130	3.67%	1.55%	(26.30)%
	2007	39	13.74	541	3.09%	1.55%	0.95%
Fidelity VIP High Income (IQ3 ™)
	2011	428	14.66	6,271	6.83%	1.45%	2.22%
	2010	459	14.34	6,577	11.04%	1.45%	12.03%
	2009	530	12.80	6,783	9.85%	1.45%	41.39%
	2008	314	9.06	2,847	5.36%	1.45%	(26.23)%
	2007	83	12.27	1,015	2.85%	1.45%	1.05%
Fidelity VIP High Income (Pinnacle Plus ™)
	2011	16	15.06	248	6.50%	1.67%	1.99%
	2010	19	14.77	278	9.37%	1.67%	11.78%
	2009	14	13.21	179	7.76%	1.67%	41.07%
	2008	18	9.37	166	6.43%	1.67%	(26.39)%
	2007	22	12.73	285	7.72%	1.67%	0.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (Advantedge ™)
	2011	56	$12.25	$690	6.95%	1.60%	2.06%
	2010	56	12.01	675	12.24%	1.60%	11.86%
	2009	39	10.73	414	15.25%	1.60%	41.17%
Fidelity VIP II Index 500 (Advantedge ™)
	2011	51	9.43	480	4.17%	1.60%	0.16%
	2010	43	9.41	408	2.17%	1.60%	12.90%
	2009	30	8.34	251	2.77%	1.60%	24.28%
	2008	4	6.71	30	3.76%	1.60%	(32.92)%
Fidelity VIP II Index 500 (AnnuiChoice ™)
	2011	41	11.06	456	4.07%	1.00%	0.77%
	2010	44	10.97	482	1.80%	1.00%	13.58%
	2009	51	9.66	493	2.29%	1.00%	25.04%
	2008	64	7.73	492	1.21%	1.00%	(37.79)%
	2007	126	12.42	1,569	2.69%	1.00%	4.12%
Fidelity VIP II Index 500 (AnnuiChoice II ™)
	2011	32	8.73	280	4.21%	1.15%	0.62%
	2010	34	8.67	296	1.98%	1.15%	13.41%
	2009	32	7.65	248	2.59%	1.15%	24.85%
	2008	15	6.13	89	2.86%	1.15%	(37.88)%
	2007	9	9.86	93	2.97%	1.15%	(1.39)%
Fidelity VIP II Index 500 (Grandmaster ™)
	2011	147	8.64	1,267	4.18%	1.35%	0.41%
	2010	166	8.61	1,428	1.83%	1.35%	13.18%
	2009	181	7.61	1,379	1.98%	1.35%	24.60%
	2008	233	6.10	1,423	1.75%	1.35%	(38.01)%
	2007	283	9.85	2,788	2.09%	1.35%	(1.52)%
Fidelity VIP II Index 500 (GrandmasterFlex3 ™)
	2011	35	8.56	303	4.26%	1.55%	0.21%
	2010	63	8.54	542	1.81%	1.55%	12.95%
	2009	75	7.56	569	2.30%	1.55%	24.34%
	2008	86	6.08	522	1.79%	1.55%	(38.14)%
	2007	100	9.83	980	2.39%	1.55%	(1.66)%
Fidelity VIP II Index 500 (IQ3 ™)
	2011	53	9.67	513	4.10%	1.45%	0.31%
	2010	56	9.64	542	1.87%	1.45%	13.07%
	2009	61	8.53	517	2.30%	1.45%	24.47%
	2008	67	6.85	456	1.81%	1.45%	(38.07)%
	2007	80	11.06	888	2.88%	1.45%	3.65%
Fidelity VIP II Index 500 (Pinnacle Plus ™)
	2011	82	12.54	1,030	6.02%	1.67%	0.09%
	2010	107	12.53	1,343	1.89%	1.67%	12.82%
	2009	120	11.11	1,332	2.35%	1.67%	24.19%
	2008	131	8.95	1,167	1.85%	1.67%	(38.21)%
	2007	159	14.48	2,300	2.60%	1.67%	3.42%
Fidelity VIP Investment Grade Bond (Advantedge ™)
	2011	34	12.05	414	6.56%	1.60%	5.33%
	2010	18	11.44	203	5.85%	1.60%	5.83%
	2009	8	10.81	84	6.41%	1.60%	13.62%
	2008	2	9.51	14	0.00%	1.60%	(4.89)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2011	32	$15.82	$505	5.37%	1.00%	5.97%
	2010	44	14.93	655	3.78%	1.00%	6.47%
	2009	67	14.02	945	11.55%	1.00%	14.32%
	2008	112	12.26	1,369	3.58%	1.00%	(4.43)%
	2007	69	12.83	881	4.28%	1.00%	3.04%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2011	29	12.33	358	4.87%	1.35%	5.60%
	2010	50	11.67	585	4.45%	1.35%	6.10%
	2009	53	11.00	584	8.78%	1.35%	13.91%
	2008	31	9.66	300	6.45%	1.35%	(4.77)%
	2007	34	10.14	348	0.17%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2011	28	13.10	362	4.88%	1.55%	5.38%
	2010	51	12.43	628	4.76%	1.55%	5.88%
	2009	45	11.74	525	9.32%	1.55%	13.68%
	2008	99	10.33	1,027	2.15%	1.55%	(4.96)%
	2007	39	10.87	419	3.99%	1.55%	2.46%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2011	42	15.35	652	5.72%	1.45%	5.49%
	2010	45	14.55	648	4.39%	1.45%	5.99%
	2009	47	13.73	642	8.95%	1.45%	13.80%
	2008	52	12.06	626	4.64%	1.45%	(4.86)%
	2007	84	12.68	1,071	4.12%	1.45%	2.57%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2011	38	12.92	488	5.79%	1.67%	5.25%
	2010	37	12.27	454	3.81%	1.67%	5.75%
	2009	64	11.61	741	8.71%	1.67%	13.54%
	2008	36	10.22	372	3.96%	1.67%	(5.08)%
	2007	42	10.77	453	3.42%	1.67%	2.34%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2011	26	12.80	336	6.29%	1.15%	5.81%
	2010	19	12.10	229	4.96%	1.15%	6.31%
	2009	15	11.38	175	8.33%	1.15%	14.14%
	2008	11	9.97	108	5.67%	1.15%	(4.57)%
	2007	27	10.45	278	1.68%	1.15%	2.88%
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2011	31	21.53	662	0.21%	1.00%	(11.74)%
	2010	29	24.39	699	0.43%	1.00%	27.29%
	2009	21	19.16	397	0.82%	1.00%	38.36%
	2008	35	13.85	489	5.17%	1.00%	(40.21)%
	2007	45	23.17	1,048	0.62%	1.00%	14.18%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2011	22	19.77	428	0.17%	1.55%	(12.23)%
	2010	30	22.52	665	0.45%	1.55%	26.58%
	2009	45	17.79	807	0.94%	1.55%	37.59%
	2008	56	12.93	726	5.23%	1.55%	(40.55)%
	2007	88	21.75	1,924	0.60%	1.55%	13.54%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (IQ Annuity ™)
	2011	43	$19.94	$862	0.19%	1.45%	(12.14)%
	2010	47	22.69	1,069	0.46%	1.45%	26.71%
	2009	57	17.91	1,017	0.97%	1.45%	37.73%
	2008	68	13.00	882	5.15%	1.45%	(40.49)%
	2007	84	21.85	1,834	0.59%	1.45%	13.66%
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2011	70	19.67	1,377	0.15%	1.67%	(12.34)%
	2010	118	22.44	2,645	0.42%	1.67%	26.43%
	2009	103	17.75	1,822	1.11%	1.67%	37.42%
	2008	84	12.91	1,079	5.14%	1.67%	(40.62)%
	2007	115	21.75	2,500	0.60%	1.67%	13.40%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2011	66	11.05	727	0.26%	1.15%	(11.88)%
	2010	40	12.54	507	0.44%	1.15%	27.10%
	2009	17	9.86	171	1.17%	1.15%	38.15%
	2008	9	7.14	67	2.62%	1.15%	(40.30)%
	2007	5	11.96	65	0.49%	1.15%	14.01%
Fidelity VIP Mid Cap (Grandmaster ™)
	2011	18	16.48	290	0.13%	1.35%	(12.05)%
	2010	39	18.74	728	0.44%	1.35%	26.84%
	2009	48	14.77	703	1.17%	1.35%	37.87%
	2008	65	10.72	692	4.78%	1.35%	(40.42)%
	2007	71	17.99	1,282	0.38%	1.35%	13.77%
Fidelity VIP Mid Cap (Advantedge ™)
	2011	71	9.77	692	0.27%	1.60%	(12.28)%
	2010	38	11.14	420	0.51%	1.60%	26.52%
	2009	16	8.80	142	3.25%	1.60%	37.52%
Fidelity VIP Overseas (Advantedge ™)
	2011	46	6.78	313	1.67%	1.60%	(18.66)%
	2010	31	8.34	254	1.61%	1.60%	11.03%
	2009	15	7.51	113	3.24%	1.60%	24.20%
	2008	7	6.05	39	6.42%	1.60%	(39.54)%
Fidelity VIP Overseas (AnnuiChoice ™)
	2011	22	12.03	260	1.37%	1.00%	(18.16)%
	2010	27	14.70	390	1.31%	1.00%	11.70%
	2009	31	13.16	408	2.20%	1.00%	24.96%
	2008	40	10.53	417	4.94%	1.00%	(44.52)%
	2007	45	18.98	862	3.32%	1.00%	15.88%
Fidelity VIP Overseas (GrandMaster ™)
	2011	28	6.61	185	1.44%	1.35%	(18.45)%
	2010	29	8.10	235	1.40%	1.35%	11.31%
	2009	26	7.28	191	1.60%	1.35%	24.52%
	2008	88	5.84	512	5.61%	1.35%	(44.72)%
	2007	247	10.57	2,607	4.78%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2011	12	10.70	126	1.17%	1.55%	(18.62)%
	2010	18	13.15	243	1.24%	1.55%	11.08%
	2009	26	11.84	303	2.02%	1.55%	24.27%
	2008	34	9.53	327	4.62%	1.55%	(44.83)%
	2007	47	17.27	814	2.73%	1.55%	15.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ3 ™)
	2011	34	$9.24	$318	1.22%	1.45%	(18.54)%
	2010	48	11.34	547	1.34%	1.45%	11.20%
	2009	53	10.20	545	2.20%	1.45%	24.39%
	2008	59	8.20	485	4.82%	1.45%	(44.78)%
	2007	61	14.85	910	2.99%	1.45%	15.35%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2011	23	13.13	305	1.34%	1.67%	(18.72)%
	2010	28	16.15	459	1.30%	1.67%	10.95%
	2009	34	14.56	497	2.11%	1.67%	24.11%
	2008	60	11.73	703	4.37%	1.67%	(44.90)%
	2007	56	21.29	1,187	3.12%	1.67%	15.09%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2011	21	7.96	164	1.47%	1.15%	(18.29)%
	2010	19	9.74	189	1.47%	1.15%	11.53%
	2009	18	8.73	158	2.44%	1.15%	24.77%
	2008	15	7.00	107	5.55%	1.15%	(44.61)%
	2007	6	12.63	76	2.54%	1.15%	15.70%
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3 ™)
	2011	2	16.08	35	1.41%	1.45%	0.68%
	2010	3	15.97	47	1.17%	1.45%	21.67%
	2009	3	13.13	39	0.00%	1.45%	31.29%
JPMorgan IT Mid Cap (Grandmaster ™)
	2011	3	16.13	56	1.37%	1.35%	0.79%
	2010	4	16.00	63	1.28%	1.35%	21.79%
	2009	5	13.14	63	0.00%	1.35%	31.38%
JPMorgan IT Mid Cap (GrandMaster flex3 ™)
	2011	5	16.04	82	1.44%	1.55%	0.58%
	2010	6	15.95	100	1.18%	1.55%	21.54%
	2009	7	13.12	90	0.00%	1.55%	31.20%
JPMorgan IT Mid Cap (Pinnacle Plus ™)
	2011	16	15.99	250	1.40%	1.67%	0.46%
	2010	27	15.91	425	1.34%	1.67%	21.40%
	2009	40	13.11	520	0.00%	1.67%	31.09%
JPMorgan IT Mid Cap (AnnuiChoice ™)
	2011	*-	16.28	1	2.60%	1.00%	1.14%
	2010	9	16.10	146	1.43%	1.00%	22.22%
	2009	13	13.17	171	0.00%	1.00%	31.71%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2011	*-	22.64	*-	9.67%	1.00%	5.97%
	2010	1	21.36	28	4.14%	1.00%	8.65%
	2009	2	19.66	31	8.29%	1.00%	28.91%
	2008	2	15.25	30	11.20%	1.00%	(15.83)%
	2007	13	18.12	241	7.71%	1.00%	5.46%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2011	*-	22.30	10	4.69%	1.55%	5.38%
	2010	*-	21.16	10	4.09%	1.55%	8.05%
	2009	*-	19.59	9	7.96%	1.55%	28.19%
	2008	2	15.28	36	8.87%	1.55%	(16.30)%
	2007	3	18.25	58	7.85%	1.55%	4.87%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2011	*-	$21.72	$1	5.66%	1.45%	5.49%
	2010	*-	20.59	2	3.71%	1.45%	8.16%
	2009	1	19.04	13	7.88%	1.45%	28.32%
	2008	1	14.84	14	10.44%	1.45%	(16.21)%
	2007	2	17.71	42	8.49%	1.45%	4.98%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2011	2	23.04	35	0.94%	1.00%	4.86%
	2010	2	21.97	45	2.23%	1.00%	28.66%
	2009	3	17.08	44	3.37%	1.00%	27.07%
	2008	3	13.44	44	10.18%	1.00%	(38.52)%
	2007	11	21.86	236	2.82%	1.00%	(17.90)%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2011	6	21.75	124	0.89%	1.55%	4.28%
	2010	7	20.86	144	2.21%	1.55%	27.95%
	2009	9	16.30	141	3.23%	1.55%	26.36%
	2008	11	12.90	138	8.82%	1.55%	(38.86)%
	2007	19	21.10	403	2.20%	1.55%	(18.36)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2011	4	21.95	84	0.78%	1.45%	4.39%
	2010	5	21.02	97	2.13%	1.45%	28.08%
	2009	5	16.41	77	3.24%	1.45%	26.49%
	2008	5	12.98	61	10.24%	1.45%	(38.80)%
	2007	8	21.20	165	2.11%	1.45%	(18.28)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2011	*-	9.75	4	1.18%	1.15%	4.71%
	2010	1	9.31	9	2.12%	1.15%	28.47%
	2009	1	7.25	7	3.29%	1.15%	26.88%
	2008	1	5.71	6	7.72%	1.15%	(38.61)%
	2007	7	9.30	65	3.99%	1.15%	(18.03)%
Non-Affiliated Class 2
Franklin Foreign Securities (IQ Annuity ™)
	2011	17	16.34	282	1.68%	1.45%	(11.93)%
	2010	18	18.55	335	1.85%	1.45%	6.84%
	2009	17	17.36	301	3.82%	1.45%	35.06%
	2008	23	12.86	295	3.28%	1.45%	(41.25)%
	2007	24	21.88	529	2.14%	1.45%	13.78%
Franklin Growth and Income Securities (Advantedge ™)
	2011	12	9.64	113	3.67%	1.60%	0.77%
	2010	6	9.56	61	3.81%	1.60%	14.81%
	2009	5	8.33	43	4.78%	1.60%	24.53%
	2008	3	6.69	23	4.38%	1.60%	(33.11)%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2011	66	13.88	913	3.85%	1.00%	1.38%
	2010	78	13.70	1,066	2.34%	1.00%	15.51%
	2009	39	11.86	457	4.72%	1.00%	25.29%
	2008	46	9.46	438	3.88%	1.00%	(35.79)%
	2007	56	14.74	828	3.92%	1.00%	(4.67)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2011	8	$9.67	$80	3.56%	1.15%	1.23%
	2010	8	9.55	75	3.50%	1.15%	15.34%
	2009	7	8.28	56	5.08%	1.15%	25.10%
	2008	4	6.62	26	3.86%	1.15%	(35.89)%
	2007	4	10.33	38	3.85%	1.15%	(4.82)%
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2011	35	13.21	465	3.58%	1.55%	0.82%
	2010	37	13.10	487	4.14%	1.55%	14.87%
	2009	25	11.40	285	4.85%	1.55%	24.59%
	2008	29	9.15	264	4.09%	1.55%	(36.15)%
	2007	38	14.34	538	3.58%	1.55%	(5.21)%
Franklin Growth and Income Securities (Grandmaster ™)
	2011	63	13.45	852	3.02%	1.35%	1.03%
	2010	72	13.31	958	3.52%	1.35%	15.11%
	2009	61	11.57	705	4.31%	1.35%	24.85%
	2008	81	9.26	750	3.76%	1.35%	(36.02)%
	2007	114	14.48	1,645	3.82%	1.35%	(5.01)%
Franklin Growth and Income Securities (IQ Annuity ™)
	2011	52	13.33	694	3.67%	1.45%	0.93%
	2010	65	13.21	858	3.62%	1.45%	14.99%
	2009	76	11.48	869	4.80%	1.45%	24.72%
	2008	88	9.21	814	3.78%	1.45%	(36.09)%
	2007	113	14.41	1,622	3.74%	1.45%	(5.11)%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2011	46	12.52	580	3.21%	1.67%	0.70%
	2010	75	12.44	939	3.66%	1.67%	14.73%
	2009	83	10.84	899	4.81%	1.67%	24.44%
	2008	96	8.71	837	3.85%	1.67%	(36.23)%
	2007	147	13.66	2,002	3.81%	1.67%	(5.32)%
Franklin Income Securities (Advantedge ™)
	2011	21	10.74	224	6.24%	1.60%	0.75%
	2010	11	10.66	120	6.69%	1.60%	10.87%
	2009	11	9.62	102	6.73%	1.60%	33.43%
	2008	4	7.21	27	9.40%	1.60%	(27.92)%
Franklin Income Securities (AnnuiChoice ™)
	2011	12	18.25	220	6.13%	1.00%	1.36%
	2010	18	18.00	326	6.56%	1.00%	11.55%
	2009	28	16.14	453	8.03%	1.00%	34.24%
	2008	31	12.02	376	6.41%	1.00%	(30.36)%
	2007	34	17.27	595	3.76%	1.00%	2.71%
Franklin Income Securities (AnnuiChoice II ™)
	2011	32	11.47	363	5.93%	1.15%	1.21%
	2010	29	11.33	326	7.00%	1.15%	11.38%
	2009	21	10.17	218	7.68%	1.15%	34.04%
	2008	17	7.59	130	7.77%	1.15%	(30.47)%
	2007	12	10.91	133	3.61%	1.15%	2.56%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (GrandMaster flex3 ™)
	2011	100	$17.36	$1,730	5.88%	1.55%	0.80%
	2010	121	17.22	2,084	6.58%	1.55%	10.93%
	2009	141	15.52	2,183	7.87%	1.55%	33.50%
	2008	174	11.63	2,021	6.10%	1.55%	(30.75)%
	2007	198	16.79	3,321	3.52%	1.55%	2.14%
Franklin Income Securities (Grandmaster ™)
	2011	73	17.68	1,284	5.43%	1.35%	1.01%
	2010	86	17.50	1,497	6.64%	1.35%	11.15%
	2009	111	15.75	1,744	7.23%	1.35%	33.77%
	2008	163	11.77	1,917	6.28%	1.35%	(30.61)%
	2007	204	16.96	3,455	3.84%	1.35%	2.35%
Franklin Income Securities (IQ Annuity ™)
	2011	67	17.52	1,167	6.12%	1.45%	0.90%
	2010	71	17.36	1,227	6.74%	1.45%	11.04%
	2009	77	15.63	1,207	8.12%	1.45%	33.63%
	2008	92	11.70	1,073	6.46%	1.45%	(30.68)%
	2007	130	16.88	2,194	3.37%	1.45%	2.25%
Franklin Income Securities (Pinnacle Plus ™)
	2011	70	15.27	1,065	5.50%	1.67%	0.68%
	2010	101	15.17	1,529	6.70%	1.67%	10.79%
	2009	122	13.69	1,670	7.91%	1.67%	33.33%
	2008	151	10.27	1,555	6.28%	1.67%	(30.83)%
	2007	185	14.84	2,743	3.61%	1.67%	2.02%
Franklin Income Securities (Pinnacle Plus Reduced M&E ™)
	2011	*-	10.40	*-	0.00%	1.15%	1.21%
	2010	1	10.28	12	0.00%	1.15%	2.78%
Franklin Large Cap Growth Securities (Advantedge ™)
	2011	13	9.43	120	0.83%	1.60%	(3.08)%
	2010	8	9.73	77	0.79%	1.60%	9.81%
	2009	7	8.86	63	0.70%	1.60%	27.66%
	2008	1	6.94	10	0.00%	1.60%	(30.56)%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2011	3	13.29	36	0.95%	1.00%	(2.49)%
	2010	4	13.63	54	0.76%	1.00%	10.47%
	2009	7	12.33	87	1.15%	1.00%	28.44%
	2008	4	9.60	35	3.42%	1.00%	(35.18)%
	2007	4	14.82	61	0.63%	1.00%	5.16%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2011	2	12.64	22	0.58%	1.55%	(3.03)%
	2010	4	13.03	53	1.06%	1.55%	9.86%
	2009	6	11.86	67	1.33%	1.55%	27.72%
	2008	9	9.29	88	3.93%	1.55%	(35.55)%
	2007	20	14.41	290	0.71%	1.55%	4.58%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2011	3	12.87	38	0.82%	1.35%	(2.83)%
	2010	5	13.25	63	0.82%	1.35%	10.08%
	2009	5	12.03	59	1.36%	1.35%	27.98%
	2008	5	9.40	52	3.64%	1.35%	(35.42)%
	2007	19	14.56	277	0.72%	1.35%	4.79%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2011	17	$12.75	$213	0.68%	1.45%	(2.93)%
	2010	17	13.14	221	0.81%	1.45%	9.97%
	2009	19	11.95	226	1.34%	1.45%	27.85%
	2008	22	9.34	202	3.57%	1.45%	(35.48)%
	2007	29	14.48	426	0.68%	1.45%	4.68%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2011	21	11.41	239	1.07%	1.67%	(3.15)%
	2010	23	11.79	267	0.73%	1.67%	9.73%
	2009	21	10.74	228	1.34%	1.67%	27.57%
	2008	21	8.42	178	3.55%	1.67%	(35.63)%
	2007	35	13.08	458	0.65%	1.67%	4.45%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2011	12	10.12	119	0.72%	1.15%	(2.64)%
	2010	10	10.40	107	0.82%	1.15%	10.31%
	2009	10	9.43	90	1.35%	1.15%	28.24%
	2008	9	7.35	68	3.52%	1.15%	(35.28)%
	2007	9	11.36	99	0.94%	1.15%	5.00%
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2011	27	14.98	409	2.75%	1.00%	(2.03)%
	2010	37	15.29	568	1.72%	1.00%	10.08%
	2009	30	13.89	423	1.94%	1.00%	24.79%
	2008	42	11.13	468	4.07%	1.00%	(37.74)%
	2007	64	17.88	1,142	1.91%	1.00%	2.44%
Franklin Mutual Shares Securities (Advantedge ™)
	2011	135	8.78	1,187	2.47%	1.60%	(2.62)%
	2010	100	9.01	899	1.68%	1.60%	9.42%
	2009	58	8.24	475	2.27%	1.60%	24.03%
	2008	17	6.64	111	7.31%	1.60%	(33.60)%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2011	19	9.20	173	3.01%	1.15%	(2.18)%
	2010	16	9.41	151	1.53%	1.15%	9.92%
	2009	14	8.56	119	1.99%	1.15%	24.60%
	2008	13	6.87	87	3.77%	1.15%	(37.83)%
	2007	23	11.05	257	1.75%	1.15%	2.28%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2011	71	14.25	1,011	2.27%	1.55%	(2.57)%
	2010	83	14.62	1,214	1.58%	1.55%	9.47%
	2009	91	13.36	1,216	1.86%	1.55%	24.10%
	2008	113	10.76	1,212	3.93%	1.55%	(38.09)%
	2007	123	17.39	2,146	2.01%	1.55%	1.87%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2011	21	14.38	304	2.32%	1.45%	(2.47)%
	2010	24	14.74	353	1.51%	1.45%	9.58%
	2009	25	13.45	336	2.04%	1.45%	24.22%
	2008	25	10.83	266	3.18%	1.45%	(38.02)%
	2007	52	17.47	904	1.94%	1.45%	1.97%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2011	58	$12.97	$750	2.30%	1.67%	(2.69)%
	2010	79	13.32	1,048	1.50%	1.67%	9.34%
	2009	94	12.19	1,145	1.92%	1.67%	23.95%
	2008	104	9.83	1,019	3.81%	1.67%	(38.16)%
	2007	128	15.90	2,031	2.17%	1.67%	1.74%
Franklin Mutual Shares Securities Standard (IQ Advisor ™)
	2011	1	12.56	11	2.39%	0.60%	(1.63)%
	2010	1	12.77	12	1.59%	0.60%	10.53%
	2009	1	11.55	11	1.95%	0.60%	25.29%
	2008	1	9.22	8	3.89%	0.60%	(37.49)%
	2007	1	14.75	13	2.05%	0.60%	2.86%
Franklin Mutual Shares Securities(Grandmaster ™)
	2011	77	14.51	1,123	2.40%	1.35%	(2.37)%
	2010	81	14.86	1,203	1.49%	1.35%	9.70%
	2009	118	13.55	1,598	1.85%	1.35%	24.35%
	2008	151	10.90	1,649	3.92%	1.35%	(37.96)%
	2007	180	17.56	3,166	1.72%	1.35%	2.08%
Franklin Small Cap Value Securities (Advantedge ™)
	2011	8	10.45	84	1.00%	1.60%	(5.30)%
	2010	11	11.04	118	0.75%	1.60%	26.17%
	2009	10	8.75	89	1.27%	1.60%	27.09%
Franklin Small Cap Value Securities (AnnuiChoice II ™)
	2011	3	9.07	28	0.25%	1.15%	(4.86)%
	2010	1	9.53	7	0.83%	1.15%	26.75%
	2009	*-	7.52	1	0.00%	1.15%	27.67%
Franklin Small Cap Value Securities (AnnuiChoice ™)
	2011	13	9.13	116	0.69%	1.00%	(4.72)%
	2010	13	9.58	129	0.78%	1.00%	26.94%
	2009	17	7.55	126	1.78%	1.00%	27.87%
	2008	12	5.90	70	1.82%	1.00%	(33.69)%
	2007	*-	8.90	1	0.00%	1.00%	(10.96)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2011	100	8.98	895	0.69%	1.35%	(5.06)%
	2010	127	9.46	1,200	0.77%	1.35%	26.49%
	2009	118	7.48	882	1.60%	1.35%	27.41%
	2008	127	5.87	747	2.04%	1.35%	(33.92)%
Franklin Small Cap Value Securities (GrandmasterFlex3 ™)
	2011	8	8.90	68	0.72%	1.55%	(5.25)%
	2010	8	9.39	78	0.78%	1.55%	26.24%
	2009	8	7.44	60	1.63%	1.55%	27.16%
	2008	7	5.85	44	1.43%	1.55%	(34.06)%
	2007	6	8.87	55	1.45%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ3 ™)
	2011	9	8.94	83	0.67%	1.45%	(5.15)%
	2010	10	9.42	91	0.69%	1.45%	26.37%
	2009	6	7.46	42	1.61%	1.45%	27.28%
	2008	1	5.86	7	1.83%	1.45%	(33.99)%
	2007	1	8.88	10	1.18%	1.45%	(11.24)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2011	29	$8.85	$256	0.47%	1.67%	(5.36)%
	2010	110	9.35	1,031	1.00%	1.67%	26.08%
	2009	35	7.41	260	1.45%	1.67%	27.00%
	2008	63	5.84	365	1.94%	1.67%	(34.14)%
	2007	2	8.86	14	0.00%	1.67%	(11.37)%
Templeton Foreign Securities Fund (Advantedge ™)
	2011	40	8.21	326	1.81%	1.60%	(12.06)%
	2010	27	9.34	248	1.85%	1.60%	6.67%
	2009	9	8.76	78	2.71%	1.60%	34.85%
	2008	5	6.49	33	0.00%	1.60%	(35.07)%
Templeton Foreign Securities Fund (GrandMaster flex3 ™)
	2011	17	16.19	269	1.91%	1.55%	(12.02)%
	2010	19	18.40	356	1.94%	1.55%	6.73%
	2009	24	17.24	406	3.48%	1.55%	34.92%
	2008	30	12.78	388	3.32%	1.55%	(41.31)%
	2007	34	21.77	749	2.03%	1.55%	13.66%
Templeton Foreign Securities Fund (Grandmaster ™)
	2011	16	16.49	259	1.28%	1.35%	(11.84)%
	2010	18	18.70	328	1.34%	1.35%	6.95%
	2009	25	17.49	430	2.25%	1.35%	35.19%
	2008	13	12.94	166	3.54%	1.35%	(41.19)%
	2007	13	21.99	292	1.69%	1.35%	13.89%
Templeton Foreign Securities Fund (Pinnacle Plus ™)
	2011	36	14.89	535	2.17%	1.67%	(12.12)%
	2010	37	16.95	632	1.63%	1.67%	6.60%
	2009	60	15.90	958	2.88%	1.67%	34.76%
	2008	42	11.80	490	3.29%	1.67%	(41.38)%
	2007	51	20.12	1,032	2.08%	1.67%	13.52%
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2011	4	17.02	72	1.93%	1.00%	(11.53)%
	2010	5	19.24	96	1.67%	1.00%	7.32%
	2009	8	17.93	145	3.05%	1.00%	35.67%
	2008	10	13.21	132	2.81%	1.00%	(40.98)%
	2007	6	22.38	134	1.93%	1.00%	14.30%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2011	14	9.46	134	1.86%	1.15%	(11.66)%
	2010	13	10.70	136	2.02%	1.15%	7.16%
	2009	8	9.99	80	2.26%	1.15%	35.47%
	2008	3	7.37	22	3.82%	1.15%	(41.07)%
	2007	2	12.51	21	1.58%	1.15%	14.12%
Templeton Growth Securities (Advantedge ™)
	2011	11	7.88	84	1.34%	1.60%	(8.46)%
	2010	8	8.61	73	1.43%	1.60%	5.68%
	2009	6	8.15	51	2.90%	1.60%	29.01%
	2008	4	6.31	27	3.29%	1.60%	(36.86)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AnnuiChoice ™)
	2011	*-	$13.79	$5	2.46%	1.00%	(7.90)%
	2010	6	14.97	92	1.56%	1.00%	6.32%
	2009	2	14.08	31	3.39%	1.00%	29.79%
	2008	5	10.85	55	2.12%	1.00%	(42.90)%
	2007	6	19.00	119	1.92%	1.00%	1.32%
Templeton Growth Securities (AnnuiChoice II ™)
	2011	6	8.04	51	1.34%	1.15%	(8.04)%
	2010	5	8.74	40	1.37%	1.15%	6.16%
	2009	3	8.24	29	2.93%	1.15%	29.60%
	2008	4	6.36	26	2.04%	1.15%	(42.99)%
	2007	3	11.15	39	1.56%	1.15%	1.16%
Templeton Growth Securities (GrandMaster flex3 ™)
	2011	47	13.11	622	1.37%	1.55%	(8.41)%
	2010	58	14.32	824	1.36%	1.55%	5.73%
	2009	66	13.54	899	3.14%	1.55%	29.07%
	2008	77	10.49	803	2.11%	1.55%	(43.22)%
	2007	84	18.48	1,560	1.61%	1.55%	0.75%
Templeton Growth Securities (Grandmaster ™)
	2011	18	13.35	246	0.61%	1.35%	(8.23)%
	2010	22	14.55	318	0.94%	1.35%	5.95%
	2009	23	13.73	322	3.09%	1.35%	29.33%
	2008	23	10.62	246	2.12%	1.35%	(43.10)%
	2007	22	18.66	415	1.79%	1.35%	0.96%
Templeton Growth Securities (IQ Annuity ™)
	2011	53	13.23	696	1.34%	1.45%	(8.32)%
	2010	57	14.43	826	1.37%	1.45%	5.84%
	2009	58	13.64	785	3.14%	1.45%	29.20%
	2008	63	10.55	665	1.53%	1.45%	(43.16)%
	2007	48	18.57	885	1.44%	1.45%	0.86%
Templeton Growth Securities (Pinnacle Plus ™)
	2011	24	12.00	292	1.55%	1.67%	(8.53)%
	2010	38	13.12	500	1.16%	1.67%	5.60%
	2009	65	12.42	808	2.64%	1.67%	28.92%
	2008	43	9.64	413	2.08%	1.67%	(43.29)%
	2007	62	16.99	1,056	1.65%	1.67%	0.63%
Templeton Growth Securities Standard (IQ Advisor ™)
	2011	*-	11.09	5	1.40%	0.60%	(7.53)%
	2010	*-	12.00	5	1.37%	0.60%	6.75%
	2009	*-	11.24	5	3.15%	0.60%	30.32%
	2008	*-	8.62	4	2.06%	0.60%	(42.67)%
	2007	*-	15.04	7	1.65%	0.60%	1.73%
Invesco Van Kampen VI Comstock (AnnuiChoice ™)
	2011	1	14.81	19	2.19%	1.00%	(3.08)%
	2010	2	15.28	26	0.12%	1.00%	14.54%
	2009	2	13.34	25	4.80%	1.00%	27.12%
	2008	8	10.49	88	2.71%	1.00%	(36.45)%
	2007	7	16.51	111	1.67%	1.00%	(3.31)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Comstock (GrandMaster flex3 ™)
	2011	6	$14.08	$80	1.54%	1.55%	(3.62)%
	2010	8	14.61	113	0.15%	1.55%	13.91%
	2009	11	12.83	142	4.10%	1.55%	26.42%
	2008	17	10.15	175	2.85%	1.55%	(36.80)%
	2007	17	16.06	276	1.73%	1.55%	(3.85)%
Invesco Van Kampen VI Comstock (Grandmaster ™)
	2011	5	14.34	67	1.47%	1.35%	(3.43)%
	2010	6	14.85	82	0.13%	1.35%	14.14%
	2009	6	13.01	72	4.34%	1.35%	26.68%
	2008	6	10.27	65	2.69%	1.35%	(36.67)%
	2007	7	16.22	112	1.76%	1.35%	(3.65)%
Invesco Van Kampen VI Comstock (IQ Annuity ™)
	2011	1	14.21	17	1.16%	1.45%	(3.52)%
	2010	2	14.73	23	0.13%	1.45%	14.02%
	2009	2	12.92	22	4.23%	1.45%	26.55%
	2008	5	10.21	47	3.32%	1.45%	(36.74)%
	2007	9	16.14	138	1.61%	1.45%	(3.75)%
Invesco Van Kampen VI Comstock (Pinnacle Plus ™)
	2011	16	12.76	204	3.33%	1.67%	(3.74)%
	2010	61	13.26	809	0.03%	1.67%	13.77%
	2009	14	11.65	162	4.22%	1.67%	26.26%
	2008	18	9.23	166	3.08%	1.67%	(36.88)%
	2007	21	14.62	314	1.64%	1.67%	(3.97)%
Invesco Van Kampen VI Comstock (AnnuiChoice II ™)
	2011	2	9.31	20	1.39%	1.15%	(3.23)%
	2010	1	9.62	9	0.13%	1.15%	14.37%
	2009	1	8.41	9	2.89%	1.15%	26.93%
Invesco Van Kampen VI Capital Growth (GrandMaster flex3 ™)
	2011	*-	13.69	*-	0.00%	1.55%	(7.84)%
	2010	*-	14.86	5	0.00%	1.55%	17.71%
	2009	*-	12.62	4	0.00%	1.55%	63.08%
	2008	1	7.74	6	0.19%	1.55%	(49.91)%
	2007	1	15.45	11	0.00%	1.55%	14.83%
Invesco Van Kampen VI Capital Growth (AnnuiChoice ™)
	2011	*-	14.39	5	0.00%	1.00%	(7.32)%
	2010	*-	15.53	6	0.00%	1.00%	18.37%
	2009	*-	13.12	5	0.00%	1.00%	63.99%
	2008	*-	8.00	*-	0.23%	1.00%	(49.63)%
	2007	1	15.88	9	0.00%	1.00%	15.47%
Invesco Van Kampen VI Capital Growth (Grandmaster ™)
	2011	6	13.94	78	0.00%	1.35%	(7.65)%
	2010	5	15.10	76	0.00%	1.35%	17.95%
	2009	13	12.80	169	0.00%	1.35%	63.41%
	2008	*-	7.83	*-	0.29%	1.35%	(49.80)%
	2007	*-	15.60	*-	0.00%	1.35%	15.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Invesco Van Kampen VI Capital Growth (Pinnacle Plus ™)
	2011	10	$12.01	$117	0.00%	1.67%	(7.95)%
	2010	58	13.05	761	0.00%	1.67%	17.57%
	2009	47	11.10	517	0.00%	1.67%	62.88%
	2008	11	6.81	75	0.18%	1.67%	(49.97)%
	2007	23	13.62	310	0.00%	1.67%	14.69%
Invesco Van Kampen VI Capital Growth (Advantedge ™)
	2011	4	9.88	36	0.00%	1.60%	(7.88)%
	2010	1	10.73	16	0.00%	1.60%	17.66%
	2009	1	9.12	10	0.00%	1.60%	63.00%
Invesco Van Kampen VI Capital Growth (AnnuiChoice II ™)
	2011	1	11.20	8	0.00%	1.15%	(7.46)%
	2010	1	12.10	11	0.00%	1.15%	18.19%
	2009	*-	10.24	5	0.00%	1.15%	63.74%
Invesco Van Kampen VI Mid Cap (Advantedge ™)
	2011	34	9.95	340	0.78%	1.60%	(0.78)%
	2010	16	10.02	159	0.83%	1.60%	20.23%
	2009	18	8.34	150	0.62%	1.60%	36.94%
	2008	2	6.09	10	0.00%	1.60%	(39.11)%
Invesco Van Kampen VI Mid Cap (Grandmaster ™)
	2011	3	10.04	34	0.02%	1.35%	(0.53)%
	2010	12	10.09	116	1.07%	1.35%	20.53%
	2009	9	8.37	74	2.45%	1.35%	37.28%
	2008	1	6.10	5	73.72%	1.35%	(39.01)%
Invesco Van Kampen VI Mid Cap (Pinnacle Plus ™)
	2011	13	9.92	131	0.20%	1.67%	(0.85)%
	2010	71	10.01	712	1.24%	1.67%	20.14%
	2009	2	8.33	20	0.00%	1.67%	36.84%
	2008	16	6.09	97	11.02%	1.67%	(39.14)%
Invesco Van Kampen VI Mid Cap (IQ Annuity ™)
	2011	1	10.00	10	0.64%	1.45%	(0.63)%
	2010	1	10.07	10	0.26%	1.45%	20.41%
	2009	*-	8.36	1	0.00%	1.45%	37.14%
Invesco Van Kampen VI Mid Cap (AnnuiChoice II ™)
	2011	6	10.11	57	0.59%	1.15%	(0.33)%
	2010	2	10.15	20	0.82%	1.15%	20.78%
	2009	2	8.40	17	0.23%	1.15%	37.56%
Van Kampen UIF Emerging Markets Debt (Advantedge ™)
	2011	12	12.21	151	4.96%	1.60%	5.18%
	2010	13	11.61	148	4.33%	1.60%	7.99%
	2009	6	10.75	62	5.92%	1.60%	28.03%
	2008	3	8.40	24	15.29%	1.60%	(16.05)%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2011	12	12.71	156	4.52%	1.00%	5.82%
	2010	18	12.01	211	4.19%	1.00%	8.65%
	2009	11	11.06	116	4.67%	1.00%	28.81%
	2008	2	8.58	18	16.76%	1.00%	(15.83)%
	2007	1	10.20	10	0.00%	1.00%	2.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2011	5	$12.62	$63	3.95%	1.15%	5.66%
	2010	4	11.95	44	3.99%	1.15%	8.48%
	2009	4	11.01	39	4.85%	1.15%	28.62%
	2008	1	8.56	8	16.91%	1.15%	(15.96)%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2011	1	21.06	25	4.58%	1.35%	5.45%
	2010	1	19.97	23	3.93%	1.35%	8.26%
	2009	1	18.44	26	7.52%	1.35%	28.36%
	2008	1	14.37	18	9.41%	1.35%	(16.13)%
	2007	1	17.13	23	7.86%	1.35%	4.95%
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 ™)
	2011	9	12.39	117	4.71%	1.55%	5.23%
	2010	10	11.77	112	4.08%	1.55%	8.04%
	2009	9	10.89	99	7.50%	1.55%	28.10%
	2008	11	8.50	95	8.61%	1.55%	(16.30)%
	2007	20	10.16	199	1.40%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2011	5	20.86	105	4.90%	1.45%	5.34%
	2010	6	19.81	111	4.07%	1.45%	8.15%
	2009	6	18.31	103	7.89%	1.45%	28.23%
	2008	9	14.28	125	8.94%	1.45%	(16.22)%
	2007	13	17.05	230	0.00%	1.45%	4.84%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2011	244	18.06	4,414	7.43%	1.67%	5.11%
	2010	17	17.18	285	4.13%	1.67%	7.91%
	2009	17	15.92	277	8.43%	1.67%	27.94%
	2008	18	12.44	218	9.17%	1.67%	(16.40)%
	2007	22	14.88	326	7.75%	1.67%	4.61%
Van Kampen UIF Emerging Markets Equity (Advantedge ™)
	2011	46	7.34	338	0.42%	1.60%	(19.54)%
	2010	34	9.13	310	0.61%	1.60%	17.05%
	2009	23	7.80	180	0.00%	1.60%	67.40%
	2008	10	4.66	47	7.51%	1.60%	(53.42)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2011	10	30.23	291	0.34%	1.00%	(19.05)%
	2010	10	37.34	359	0.54%	1.00%	17.76%
	2009	18	31.71	567	0.00%	1.00%	68.42%
	2008	10	18.83	181	7.62%	1.00%	(57.18)%
	2007	22	43.96	966	0.88%	1.00%	39.05%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2011	11	28.75	318	0.39%	1.55%	(19.50)%
	2010	16	35.72	571	0.58%	1.55%	17.11%
	2009	26	30.50	782	0.00%	1.55%	67.48%
	2008	28	18.21	502	7.56%	1.55%	(57.42)%
	2007	34	42.76	1,433	0.72%	1.55%	38.27%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2011	22	$29.28	$653	0.36%	1.35%	(19.34)%
	2010	29	36.30	1,070	0.56%	1.35%	17.34%
	2009	38	30.93	1,176	0.00%	1.35%	67.82%
	2008	31	18.43	570	9.30%	1.35%	(57.33)%
	2007	18	43.20	760	0.65%	1.35%	38.56%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2011	12	29.01	350	0.35%	1.45%	(19.42)%
	2010	13	36.01	474	0.59%	1.45%	17.22%
	2009	12	30.72	381	0.00%	1.45%	67.65%
	2008	13	18.32	234	6.83%	1.45%	(57.37)%
	2007	10	42.98	439	0.66%	1.45%	38.41%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2011	31	24.98	763	0.38%	1.67%	(19.60)%
	2010	40	31.07	1,238	0.52%	1.67%	16.96%
	2009	55	26.56	1,460	0.00%	1.67%	67.28%
	2008	31	15.88	485	7.88%	1.67%	(57.47)%
	2007	35	37.33	1,308	0.82%	1.67%	38.10%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2011	5	11.37	58	0.37%	1.15%	(19.17)%
	2010	7	14.07	100	0.58%	1.15%	17.58%
	2009	8	11.97	90	0.00%	1.15%	68.16%
	2008	5	7.12	36	8.01%	1.15%	(57.24)%
	2007	20	16.65	329	0.78%	1.15%	38.84%
Van Kampen UIF U.S. Real Estate (Advantedge ™)
	2011	19	10.30	191	0.45%	1.60%	3.98%
	2010	9	9.91	85	1.70%	1.60%	27.46%
	2009	4	7.77	34	2.37%	1.60%	26.44%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2011	13	8.08	106	0.64%	1.00%	4.61%
	2010	18	7.72	139	1.77%	1.00%	28.23%
	2009	2	6.02	14	0.63%	1.00%	27.21%
	2008	26	4.73	122	8.13%	1.00%	(38.68)%
	2007	1	7.72	6	5.60%	1.00%	(22.80)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2011	25	8.02	199	0.62%	1.15%	4.45%
	2010	20	7.68	151	1.91%	1.15%	28.04%
	2009	7	6.00	43	2.85%	1.15%	27.02%
	2008	7	4.72	31	9.81%	1.15%	(38.77)%
	2007	9	7.71	70	2.22%	1.15%	(22.88)%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2011	4	23.68	94	0.70%	1.35%	4.24%
	2010	16	22.71	368	2.00%	1.35%	27.78%
	2009	13	17.78	237	2.16%	1.35%	26.76%
	2008	25	14.02	344	10.97%	1.35%	(38.90)%
	2007	15	22.95	339	2.01%	1.35%	(18.40)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 ™)
	2011	10	$7.87	$81	0.55%	1.55%	4.03%
	2010	11	7.57	83	2.00%	1.55%	27.52%
	2009	12	5.93	72	3.07%	1.55%	26.50%
	2008	13	4.69	59	8.90%	1.55%	(39.02)%
	2007	12	7.69	93	2.52%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2011	6	23.46	141	0.54%	1.45%	4.13%
	2010	7	22.53	150	2.00%	1.45%	27.65%
	2009	7	17.65	121	2.54%	1.45%	26.63%
	2008	7	13.94	99	7.19%	1.45%	(38.96)%
	2007	5	22.83	116	1.01%	1.45%	(18.48)%
Van Kampen UIF U.S. Real Estate (Pinnacle Plus ™)
	2011	30	19.84	598	0.39%	1.67%	3.90%
	2010	75	19.09	1,434	2.31%	1.67%	27.37%
	2009	40	14.99	601	2.72%	1.67%	26.35%
	2008	55	11.86	655	9.08%	1.67%	(39.09)%
	2007	44	19.48	856	1.93%	1.67%	(18.66)%
Non-Affiliated Class 3:
BlackRock Capital Appreciation VI (Advantedge™)
	2011	10	8.43	81	5.16%	1.60%	(15.74)%
BlackRock Capital Appreciation VI (AnnuiChoice II™)
	2011	1	8.45	6	5.17%	1.15%	(15.49)%
BlackRock Capital Appreciation VI (Annuichoice™)
	2011	1	8.46	6	5.16%	1.00%	(15.40)%
BlackRock Global Allocation VI (Advantedge™)
	2011	58	8.92	514	9.28%	1.60%	(10.77)%
BlackRock Global Allocation VI (AnnuiChoice II™)
	2011	4	8.95	39	9.26%	1.15%	(10.50)%
BlackRock Global Allocation VI (Annuichoice™)
	2011	22	8.96	195	7.12%	1.00%	(10.41)%
BlackRock Global Allocation VI (Grandmaster flex3 ™)
	2011	4	8.93	33	9.08%	1.55%	(10.74)%
BlackRock Global Allocation VI (Grandmaster™)
	2011	1	8.94	9	9.08%	1.35%	(10.62)%
Non-Affiliated Class B:
Columbia VIT MidCap Value Opportunity (Advantedge™)
	2011	1	8.28	6	0.00%	1.60%	(17.17)%
Columbia VIT MidCap Value Opportunity (Grandmaster flex3 ™)
	2011	1	8.29	8	0.00%	1.55%	(17.14)%
Columbia VIT MidCap Value Opportunity (Grandmaster™)
	2011	5	8.30	44	0.00%	1.35%	(17.03)%
Columbia VIT MidCap Value Opportunity (Pinnacle Plus™)
	2011	11	8.28	89	0.00%	1.67%	(17.21)%
Columbia VIT Small Cap (Grandmaster ™)
	2011	5	14.46	72	11.80%	1.35%	(7.40)%
	2010	3	15.62	51	1.10%	1.35%	24.76%
	2009	2	12.52	28	0.00%	1.35%	25.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Columbia VIT Small Cap (Advantedge ™)
	2011	18	$14.36	$263	18.44%	1.60%	(7.63)%
	2010	4	15.55	66	0.66%	1.60%	24.44%
	2009	1	12.50	13	0.00%	1.60%	24.97%
Columbia VIT Small Cap (AnniChoice II ™)
	2011	1	14.54	11	17.99%	1.15%	(7.21)%
	2010	*-	15.67	3	0.00%	1.15%	25.01%
Columbia VIT Small Cap (Pinnacle Plus ™)
	2011	7	14.34	105	16.05%	1.67%	(7.69)%
	2010	13	15.53	197	0.58%	1.67%	24.36%
	2009	*-	12.49	2	0.00%	1.67%	24.91%
DWS Small Cap Index VIP (AnnuiChoice ™)
	2011	4	14.36	55	0.64%	1.00%	(5.53)%
	2010	5	15.20	74	0.77%	1.00%	24.85%
	2009	8	12.17	102	1.67%	1.00%	25.01%
	2008	10	9.74	98	2.57%	1.00%	(34.99)%
	2007	9	14.98	138	1.02%	1.00%	(3.14)%
DWS Small Cap Index VIP (AnnuiChoice II ™)
	2011	3	10.05	28	0.89%	1.15%	(5.67)%
	2010	2	10.65	18	0.67%	1.15%	24.66%
	2009	2	8.54	19	1.67%	1.15%	24.82%
	2008	2	6.84	15	2.01%	1.15%	(35.08)%
	2007	1	10.54	12	1.03%	1.15%	(3.29)%
DWS Small Cap Index VIP (GrandMaster flex3 ™)
	2011	5	14.67	67	0.61%	1.55%	(6.05)%
	2010	6	15.61	92	0.65%	1.55%	24.16%
	2009	7	12.58	93	1.70%	1.55%	24.31%
	2008	11	10.12	115	2.63%	1.55%	(35.35)%
	2007	12	15.65	191	1.00%	1.55%	(3.68)%
DWS Small Cap Index VIP (Grandmaster ™)
	2011	1	12.52	18	0.63%	1.35%	(5.86)%
	2010	1	13.30	18	0.60%	1.35%	24.41%
	2009	2	10.69	18	1.35%	1.35%	24.57%
	2008	2	8.58	16	1.95%	1.35%	(35.22)%
	2007	1	13.25	17	0.43%	1.35%	(3.49)%
DWS Small Cap Index VIP (IQ3 ™)
	2011	8	13.63	104	0.62%	1.45%	(5.96)%
	2010	7	14.49	103	0.64%	1.45%	24.28%
	2009	7	11.66	77	1.55%	1.45%	24.44%
	2008	7	9.37	62	2.61%	1.45%	(35.28)%
	2007	7	14.48	103	0.98%	1.45%	(3.59)%
DWS Small Cap Index VIP (Pinnacle Plus ™)
	2011	17	14.12	239	0.57%	1.67%	(6.17)%
	2010	22	15.05	334	0.64%	1.67%	24.00%
	2009	24	12.13	294	1.68%	1.67%	24.16%
	2008	29	9.77	281	2.65%	1.67%	(35.43)%
	2007	35	15.13	534	1.05%	1.67%	(3.80)%
DWS Small Cap Index VIP (Advantedge ™)
	2011	*-	10.34	2	0.58%	1.60%	(6.10)%
	2010	*-	11.01	2	0.88%	1.60%	24.09%
	2009	1	8.87	6	1.42%	1.60%	24.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
Pimco VIT All Asset (Advantedge ™)
	2011	32	$11.03	$350	8.01%	1.60%	0.30%
	2010	27	11.00	296	7.09%	1.60%	11.20%
	2009	17	9.89	170	27.73%	1.60%	19.49%
Pimco VIT All Asset (AnnuiChoice ™)
	2011	6	11.20	64	7.65%	1.00%	0.91%
	2010	6	11.10	64	6.24%	1.00%	11.88%
	2009	7	9.92	65	6.91%	1.00%	20.21%
	2008	6	8.25	53	8.05%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II ™)
	2011	32	11.23	356	7.66%	1.15%	0.76%
	2010	29	11.14	319	6.83%	1.15%	11.71%
	2009	17	9.98	171	6.94%	1.15%	20.03%
	2008	16	8.31	136	8.55%	1.15%	(16.88)%
Pimco VIT All Asset (Grandmaster ™)
	2011	103	11.05	1,134	8.03%	1.35%	0.55%
	2010	106	10.99	1,161	8.51%	1.35%	11.48%
	2009	*-	9.86	3	48.81%	1.35%	19.79%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2011	21	10.97	226	7.86%	1.55%	0.35%
	2010	14	10.93	156	8.16%	1.55%	11.25%
	2009	*-	9.83	5	79.78%	1.55%	19.55%
Pimco VIT All Asset (IQ Annuity ™)
	2011	14	11.01	153	7.67%	1.45%	0.45%
	2010	13	10.96	146	7.23%	1.45%	11.37%
	2009	8	9.84	78	7.22%	1.45%	19.67%
	2008	3	8.22	26	11.80%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle Plus ™)
	2011	18	10.92	195	7.31%	1.67%	0.23%
	2010	20	10.90	214	7.10%	1.67%	11.12%
	2009	9	9.81	84	7.49%	1.67%	19.40%
	2008	21	8.21	174	8.86%	1.67%	(17.88)%
Pimco VIT Commodity Real Return Strategy (Advantedge ™)
	2011	62	7.42	463	15.54%	1.60%	(9.02)%
	2010	46	8.16	379	18.54%	1.60%	22.26%
	2009	18	6.67	123	14.01%	1.60%	39.35%
	2008	9	4.79	45	8.34%	1.60%	(52.12)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2011	5	7.54	41	14.76%	1.00%	(8.47)%
	2010	7	8.23	59	18.85%	1.00%	23.01%
	2009	4	6.69	28	12.30%	1.00%	40.20%
	2008	2	4.77	10	7.53%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2011	28	7.55	211	14.13%	1.15%	(8.60)%
	2010	29	8.26	243	19.17%	1.15%	22.82%
	2009	11	6.73	75	16.16%	1.15%	39.99%
	2008	5	4.81	22	11.42%	1.15%	(51.93)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2011	61	$7.44	$452	14.89%	1.35%	(8.79)%
	2010	65	8.16	534	17.84%	1.35%	22.57%
	2009	49	6.65	326	13.59%	1.35%	39.71%
	2008	9	4.76	42	11.04%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2011	10	7.38	71	14.48%	1.55%	(8.97)%
	2010	10	8.11	81	18.88%	1.55%	22.33%
	2009	8	6.63	52	15.23%	1.55%	39.42%
	2008	2	4.76	10	9.08%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2011	22	7.41	166	14.35%	1.45%	(8.88)%
	2010	24	8.13	193	17.02%	1.45%	22.45%
	2009	24	6.64	161	12.66%	1.45%	39.56%
	2008	18	4.76	84	12.23%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2011	56	7.35	410	15.05%	1.67%	(9.08)%
	2010	63	8.09	513	18.92%	1.67%	22.18%
	2009	19	6.62	125	9.87%	1.67%	39.25%
	2008	17	4.75	82	6.52%	1.67%	(52.48)%
Pimco VIT Low Duration (IQ Annuity ™)
	2011	59	11.16	663	2.33%	1.45%	(0.45)%
	2010	10	11.21	118	2.01%	1.45%	3.66%
	2009	4	10.81	42	8.33%	1.45%	11.57%
	2008	2	9.69	15	10.23%	1.45%	(3.08)%
Pimco VIT Low Duration (Grandmaster ™)
	2011	6	11.20	66	1.45%	1.35%	(0.35)%
	2010	7	11.24	84	1.88%	1.35%	3.77%
	2009	1	10.83	8	7.96%	1.35%	11.68%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2011	14	11.12	158	1.70%	1.55%	(0.55)%
	2010	16	11.18	181	1.89%	1.55%	3.56%
	2009	9	10.80	101	11.51%	1.55%	11.46%
Pimco VIT Low Duration (Advantedge ™)
	2011	49	11.06	540	1.90%	1.60%	(0.60)%
	2010	29	11.12	322	2.12%	1.60%	3.50%
	2009	7	10.75	80	7.62%	1.60%	11.40%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2011	9	11.25	98	1.59%	1.15%	(0.15)%
	2010	9	11.27	102	2.39%	1.15%	3.98%
	2009	*-	10.84	5	9.99%	1.15%	11.91%
Pimco VIT Low Duration (AnnuiChoice ™)
	2011	3	11.35	38	2.20%	1.00%	0.00%
	2010	20	11.35	223	1.81%	1.00%	4.13%
	2009	29	10.90	313	11.35%	1.00%	12.08%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2011	40	11.07	438	1.76%	1.67%	(0.67)%
	2010	25	11.14	280	1.88%	1.67%	3.43%
	2009	17	10.77	186	6.49%	1.67%	11.32%
	2008	10	9.68	92	6.82%	1.67%	(3.22)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Real Return (AnnuiChoice II ™)
	2011	14	$12.29	$173	5.38%	1.15%	10.28%
	2010	8	11.14	91	2.41%	1.15%	6.76%
	2009	2	10.44	23	6.91%	1.15%	16.88%
Pimco VIT Real Return (Advantedge ™)
	2011	15	12.07	181	5.29%	1.60%	9.78%
	2010	11	11.00	123	2.53%	1.60%	6.27%
	2009	2	10.35	22	8.06%	1.60%	16.35%
	2008	1	8.89	8	3.47%	1.60%	(11.07)%
Pimco VIT Real Return (AnnuiChoice ™)
	2011	40	12.36	491	5.55%	1.00%	10.45%
	2010	30	11.19	337	2.34%	1.00%	6.92%
	2009	11	10.47	119	18.00%	1.00%	17.06%
	2008	*-	8.94	*-	3.53%	1.00%	(10.56)%
Pimco VIT Real Return (IQ Annuity ™)
	2011	24	12.16	287	4.88%	1.45%	9.94%
	2010	20	11.06	227	2.15%	1.45%	6.43%
	2009	21	10.39	214	10.53%	1.45%	16.53%
	2008	5	8.92	47	3.78%	1.45%	(10.83)%
Pimco VIT Real Return (Grandmaster ™)
	2011	11	12.20	136	4.91%	1.35%	10.06%
	2010	10	11.09	109	2.23%	1.35%	6.54%
	2009	6	10.41	66	9.07%	1.35%	16.65%
	2008	2	8.92	16	3.47%	1.35%	(10.77)%
Pimco VIT Real Return (Grandmaster flex3 ™)
	2011	5	12.11	66	4.13%	1.55%	9.83%
	2010	8	11.03	90	2.21%	1.55%	6.33%
	2009	8	10.37	82	7.32%	1.55%	16.41%
	2008	*-	8.91	*-	3.43%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2011	386	12.06	4,656	7.14%	1.67%	9.70%
	2010	19	10.99	205	2.15%	1.67%	6.20%
	2009	10	10.35	102	6.16%	1.67%	16.27%
	2008	4	8.90	33	3.47%	1.67%	(10.97)%
Pimco VIT Total Return (Advantedge ™)
	2011	319	12.29	3,924	4.15%	1.60%	1.85%
	2010	252	12.07	3,038	5.64%	1.60%	6.27%
	2009	156	11.36	1,770	7.42%	1.60%	12.10%
	2008	35	10.13	356	6.16%	1.60%	1.31%
Pimco VIT Total Return (AnnuiChoice ™)
	2011	76	12.40	938	3.78%	1.00%	2.47%
	2010	92	12.10	1,119	4.98%	1.00%	6.92%
	2009	126	11.32	1,431	6.66%	1.00%	12.79%
	2008	20	10.04	200	6.40%	1.00%	0.36%
Pimco VIT Total Return (AnnuiChoice II ™)
	2011	83	12.51	1,038	4.05%	1.15%	2.32%
	2010	76	12.23	929	5.42%	1.15%	6.76%
	2009	83	11.45	951	6.79%	1.15%	12.62%
	2008	43	10.17	440	6.09%	1.15%	1.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Total Return (IQ Annuity ™)
	2011	78	$12.20	$948	3.99%	1.45%	2.01%
	2010	80	11.96	957	5.53%	1.45%	6.44%
	2009	69	11.23	770	7.07%	1.45%	12.27%
	2008	31	10.01	309	7.16%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster ™)
	2011	74	12.24	900	3.77%	1.35%	2.11%
	2010	83	11.99	1,001	5.35%	1.35%	6.54%
	2009	70	11.25	792	6.91%	1.35%	12.39%
	2008	6	10.01	58	5.63%	1.35%	0.12%
Pimco VIT Total Return (Grandmaster flex3 ™)
	2011	50	12.15	603	3.86%	1.55%	1.90%
	2010	53	11.92	630	5.44%	1.55%	6.33%
	2009	25	11.21	278	6.88%	1.55%	12.16%
	2008	3	10.00	28	8.03%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus ™)
	2011	100	12.10	1,208	4.58%	1.67%	1.78%
	2010	55	11.89	654	6.29%	1.67%	6.20%
	2009	23	11.19	257	6.53%	1.67%	12.02%
	2008	27	9.99	268	6.79%	1.67%	(0.10)%
Non-Affiliated Investor Class:
Rydex SGI VT Multi-Hedge Strategies (Advantedge ™)
	2011	13	8.48	110	0.00%	1.60%	1.73%
	2010	11	8.34	90	0.00%	1.60%	4.48%
	2009	11	7.98	91	1.63%	1.60%	(4.83)%
	2008	3	8.38	23	1.04%	1.60%	(16.15)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice ™)
	2011	4	8.56	32	0.00%	1.00%	2.35%
	2010	12	8.36	97	0.00%	1.00%	5.12%
	2009	20	7.96	156	0.74%	1.00%	(4.25)%
	2008	50	8.31	420	1.19%	1.00%	(16.90)%
Rydex SGI VT Multi-Hedge Strategies (AnnuiChoice II ™)
	2011	7	8.63	58	0.00%	1.15%	2.20%
	2010	7	8.45	58	0.00%	1.15%	4.96%
	2009	25	8.05	202	0.69%	1.15%	(4.40)%
	2008	71	8.42	595	1.16%	1.15%	(15.82)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster ™)
	2011	18	8.45	153	0.00%	1.35%	1.99%
	2010	6	8.29	53	0.00%	1.35%	4.75%
	2009	7	7.91	52	1.77%	1.35%	(4.59)%
	2008	1	8.29	7	0.99%	1.35%	(17.09)%
Rydex SGI VT Multi-Hedge Strategies (Grandmaster flex3 ™)
	2011	2	8.39	17	0.00%	1.55%	1.78%
	2010	3	8.24	21	0.00%	1.55%	4.54%
	2009	3	7.88	20	1.46%	1.55%	(4.78)%
	2008	1	8.28	4	1.24%	1.55%	(17.21)%
Rydex SGI VT Multi-Hedge Strategies (IQ Annuity ™)
	2011	11	8.42	91	0.00%	1.45%	1.89%
	2010	11	8.26	92	0.00%	1.45%	4.64%
	2009	20	7.90	156	1.48%	1.45%	(4.69)%
	2008	5	8.28	41	1.51%	1.45%	(17.15)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class (continued):
Rydex SGI VT Multi-Hedge Strategies (Pinnacle Plus ™)
	2011	24	$8.35	$200	0.00%	1.67%	1.66%
	2010	3	8.21	28	0.00%	1.67%	4.41%
	2009	4	7.87	29	1.11%	1.67%	(4.90)%
	2008	2	8.27	20	2.68%	1.67%	(17.28)%
Rydex SGI VT U.S. Long Short MomentumFund (Advantedge ™)
	2011	5	8.37	42	0.00%	1.60%	(8.05)%
	2010	5	9.10	46	0.00%	1.60%	9.43%
	2009	6	8.31	46	0.10%	1.60%	25.26%
	2008	4	6.64	28	0.28%	1.60%	(33.63)%

Rydex SGI VT U.S. Long Short MomentumFund (AnnuiChoice ™)	2011	*-	8.32	3	0.00%	1.00%	(7.49)%
	2010	*-	8.99	4	0.00%	1.00%	10.10%
	2009	*-	8.17	3	0.07%	1.00%	26.02%
	2008	1	6.48	6	0.38%	1.00%	(35.17)%
Rydex SGI VT U.S. Long Short MomentumFund (AnnuiChoice II ™)
	2011	5	8.51	46	0.00%	1.15%	(7.63)%
	2010	3	9.22	32	0.00%	1.15%	9.93%
	2009	3	8.38	27	0.10%	1.15%	25.83%
	2008	3	6.66	20	0.32%	1.15%	(33.37)%
Rydex SGI VT U.S. Long Short MomentumFund (IQ Annuity ™)
	2011	1	8.18	11	0.00%	1.45%	(7.91)%
	2010	2	8.89	13	0.00%	1.45%	9.60%
	2009	*-	8.11	*-	0.00%	1.45%	25.45%
	2008	*-	6.46	*-	0.28%	1.45%	(35.37)%
Rydex SGI VT U.S. Long Short MomentumFund (Grandmaster ™)
	2011	*-	8.21	1	0.00%	1.35%	(7.82)%
	2010	*-	8.91	2	0.00%	1.35%	9.71%
	2009	*-	8.12	2	0.11%	1.35%	25.58%
	2008	*-	6.47	2	0.39%	1.35%	(35.33)%
Rydex SGI VT U.S. Long Short MomentumFund (Pinnacle Plus ™)
	2011	6	8.12	49	0.00%	1.67%	(8.12)%
	2010	2	8.83	17	0.00%	1.67%	9.35%
	2009	1	8.08	7	0.08%	1.67%	25.17%
	2008	*-	6.45	3	0.03%	1.67%	(35.47)%
Rydex SGI VT Alternative Strategies Allocation (Advantedge ™)
	2011	4	9.16	36	2.18%	1.60%	(4.62)%
	2010	4	9.60	36	0.31%	1.60%	(2.20)%
	2009	2	9.82	24	0.00%	1.60%	(0.76)%
Rydex SGI VT Alternative Strategies Allocation (Annuichoice ™)
	2011	19	9.34	177	2.17%	1.00%	(4.04)%
	2010	19	9.73	186	0.32%	1.00%	(1.60)%
	2009	10	9.89	98	0.00%	1.00%	(0.15)%
Rydex SGI VT Alternative Strategies Allocation (AnnuiChoice II ™)
	2011	16	9.29	153	2.16%	1.15%	(4.19)%
	2010	17	9.70	164	0.37%	1.15%	(1.75)%
	2009	*-	9.87	2	0.00%	1.15%	(0.31)%
Rydex SGI VT Alternative Strategies Allocation (Garndmaster ™)
	2011	6	9.23	54	1.62%	1.35%	(4.38)%
	2010	4	9.66	34	0.42%	1.35%	(1.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class (continued):
Rydex SGI VT Alternative Strategies Allocation (Grandmaster flex3 ™)
	2011	3	$9.18	$27	2.16%	1.55%	(4.58)%
	2010	3	9.62	28	0.40%	1.55%	(2.15)%
Rydex SGI VT Alternative Strategies Allocation (Pinnacle Plus ™)
	2011	1	9.14	8	2.22%	1.67%	(4.69)%
	2010	1	9.59	8	0.36%	1.67%	(2.27)%
	2009	*-	9.81	1	0.00%	1.67%	(0.83)%
Rydex SGI VT Managed Futures Strategies (Advantedge ™)
	2011	16	7.66	120	0.00%	1.60%	(10.09)%
	2010	14	8.52	117	0.00%	1.60%	(5.08)%
	2009	8	8.98	70	0.00%	1.60%	(5.55)%
	2008	1	9.51	10	0.00%	1.60%	(4.94)%
Rydex SGI VT Managed Futures Strategies (Annuichoice ™)
	2011	1	7.81	11	0.00%	1.00%	(9.54)%
	2010	6	8.63	50	0.00%	1.00%	(4.50)%
	2009	40	9.04	365	0.00%	1.00%	(4.97)%
	2008	1	9.51	9	0.00%	1.00%	(4.87)%
Rydex SGI VT Managed Futures Strategies (AnnuiChoice II ™)
	2011	2	7.77	19	0.00%	1.15%	(9.68)%
	2010	2	8.61	14	0.00%	1.15%	(4.64)%
	2009	40	9.02	358	0.00%	1.15%	(5.12)%
Rydex SGI VT Managed Futures Strategies (Grandmaster ™)
	2011	1	7.72	6	0.00%	1.35%	(9.86)%
	2010	*-	8.57	4	0.00%	1.35%	(4.84)%
	2009	45	9.00	407	0.00%	1.35%	(5.31)%
Rydex SGI VT Managed Futures Strategies (Grandmaster flex3 ™)
	2011	*-	7.68	*-	0.00%	1.55%	(10.04)%
	2010	1	8.53	6	0.00%	1.55%	(5.03)%
	2009	1	8.98	10	0.00%	1.55%	(5.50)%
Rydex SGI VT Managed Futures Strategies (Pinnacle Plus ™)
	2011	14	7.65	108	0.00%	1.67%	(10.15)%
	2010	15	8.51	131	0.00%	1.67%	(5.15)%
	2009	28	8.97	250	0.00%	1.67%	(5.62)%
	2008	6	9.51	57	0.00%	1.67%	(4.95)%
ETF Shares:
iShares Barclays Aggregate Bond ETF (Varoom)
	2011	1	26.55	19	2.17%	1.75%	5.79%
iShares Barclays Aggregate Bond ETF (Varoom GLWB 2)
	2011	1	26.33	34	1.56%	2.55%	4.93%
iShares Barclays Intermediate Credit Bond ETF (Varoom GLWB 2)
	2011	*-	25.84	10	4.78%	2.55%	3.13%
iShares Barclays TIPS Bond ETF (Varoom GLWB 2)
	2011	*-	27.65	9	1.49%	2.55%	10.40%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom)
	2011	*-	26.19	6	4.21%	1.75%	3.63%
iShares iBoxx $ High Yield Corporate Bond ETF (Varoom GLWB 2)
	2011	*-	25.97	5	1.20%	2.55%	2.79%
iShares S&P 500 Growth Index ETF (Varoom)
	2011	1	25.60	20	0.85%	1.75%	2.57%
iShares S&P 500 Growth Index ETF (Varoom GLWB 1)
	2011	5	25.44	130	2.84%	2.35%	1.95%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
iShares S&P 500 Growth Index ETF (Varoom GLWB 2)
	2011	*-	$25.39	$5	0.45%	2.55%	1.74%
iShares S&P 500 Index ETF (Varoom)
	2011	2	25.05	42	2.26%	1.75%	0.39%
iShares S&P 500 Index ETF (Varoom GLWB 1)
	2011	30	24.89	748	3.11%	2.35%	(0.22)%
iShares S&P 500 Index ETF (Varoom GLWB 2)
	2011	1	24.84	31	1.90%	2.55%	(0.42)%
iShares S&P 500 Value Index ETF (Varoom GLWB 1)
	2011	1	24.41	30	3.70%	2.35%	(2.49)%
iShares S&P 500 Value Index ETF (Varoom GLWB 2)
	2011	*-	24.36	5	1.98%	2.55%	(2.69)%
iShares S&P MidCap 400 Index ETF (Varoom)
	2011	1	23.89	23	1.54%	1.75%	(3.97)%
iShares S&P MidCap 400 Index ETF (Varoom GLWB 1)
	2011	9	23.74	225	2.02%	2.35%	(4.55)%
iShares S&P MidCap 400 Index ETF (Varoom GLWB 2)
	2011	1	23.69	19	1.17%	2.55%	(4.75)%
iShares S&P SmallCap 600 Index ETF (Varoom)
	2011	1	24.47	17	1.24%	1.75%	(1.07)%
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 1)
	2011	5	24.32	114	1.62%	2.35%	(1.67)%
iShares S&P SmallCap 600 Index ETF (Varoom GLWB 2)
	2011	—	24.27	7	1.47%	2.55%	(1.87)%
iShares S&P Citigroup International Treasury Bond (Varoom)
	2011	*-	25.64	12	4.22%	1.75%	(0.31)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 1)
	2011	4	25.48	112	4.46%	2.35%	(0.92)%
iShares S&P Citigroup International Treasury Bond (Varoom GLWB 2)
	2011	*-	25.43	10	1.09%	2.55%	(1.12)%
Vanguard Dividend Appreciation Index Fund ETF (Varoom)
	2011	*-	26.03	6	1.55%	1.75%	4.14%
Vanguard Dividend Appreciation Index Fund ETF (Varoom GLWB 2)
	2011	4	25.81	101	1.57%	2.55%	3.29%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom)
	2011	1	20.03	20	0.00%	1.75%	(21.98)%
Vanguard Emerging Markets Stock Index Fund ETF (Varoom GLWB 2)
	2011	1	19.86	22	0.00%	2.55%	(22.61)%
Vanguard MSCI EAFE ETF (Varoom)
	2011	1	21.03	14	0.01%	1.75%	(16.71)%
Vanguard MSCI EAFE ETF (Varoom GLWB 1)
	2011	5	20.90	108	0.02%	2.35%	(17.22)%
Vanguard MSCI EAFE ETF (Varoom GLWB 2)
	2011	*-	20.85	7	0.00%	2.55%	(17.39)%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom)
	2011	1	26.88	19	3.06%	1.75%	7.06%
Vanguard Intermediate-Term Corporate Bond Index ETF (Varoom GLWB 2)
	2011	1	26.66	26	1.42%	2.55%	6.19%
Vanguard Large-Cap Index ETF (Varoom)
	2011	*-	24.85	6	1.46%	1.75%	(0.89)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
ETF Shares (continued):
Vanguard Large-Cap Index ETF (Varoom GLWB 1)
	2011	—	$24.70	$—	0.00%	2.35%	(1.49)%
Vanguard Large-Cap Index ETF (Varoom GLWB 2)
	2011	1	24.64	21	2.05%	2.55%	(1.69)%
Vanguard Mega Cap 300 Index ETF (Varoom)
	2011	1	25.20	20	2.24%	1.75%	0.51%
Vanguard Mega Cap 300 Index ETF (Varoom GLWB 2)
	2011	*-	24.99	11	1.90%	2.55%	(0.31)%
Vanguard REIT Index ETF (Varoom GLWB 2)
	2011	*-	27.02	5	2.53%	2.55%	5.81%
Vanguard Total Bond Market Index ETF (Varoom)
	2011	1	26.58	19	3.84%	1.75%	6.02%
Vanguard Total Bond Market Index ETF (Varoom GLWB 1)
	2011	30	26.42	783	3.77%	2.35%	5.38%
Vanguard Total Bond Market Index ETF (Varoom GLWB 2)
	2011	4	26.36	107	1.48%	2.55%	5.16%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 500.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES National Integrity Life Insurance Company Years Ended December 31, 2011, 2010 and 2009 With Report of Independent Registered Public Accounting Firm

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets, and for the statutory reserve valuation for variable annuity reserves related to product guarantees.

/s/ Ernst & Young LLP

April 24, 2012
Cincinnati, Ohio

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$2,143,630	$1,955,126
Preferred and common stocks	17,273	17,318
Mortgage loans	26,799	27,188
Policy loans	43,995	42,431
Cash, cash equivalents and short-term investments	(4,859)	20,810
Receivable for securities	661	1,052
Securities lending reinvested collateral assets	21,180	88,486
Other invested assets	34,259	26,126
Total cash and invested assets	2,282,938	2,178,537

Investment income due and accrued	25,497	23,645
Current federal income taxes recoverable	1,206	—
Net deferred income tax asset	14,660	14,698
Other admitted assets	7,684	251
Separate account assets	2,391,311	2,613,474
Total admitted assets	$4,723,296	$4,830,605

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,981,470	$1,849,411
Liability for deposit-type contracts	82,202	81,737
Policy and contract claims	127	126
Deposits on policies to be issued	4,268	3,345
Total policy and contract liabilities	2,068,067	1,934,619

General expense due and accrued	247	273
Current federal income taxes payable to parent	—	2,809
Transfer to (from) separate accounts due and accrued, net	(72,286)	(84,598)
Asset valuation reserve	24,333	19,611
Other liabilities	17,920	3,808
Payable for securities lending	21,180	88,624
Separate account liabilities	2,391,311	2,613,474
Total liabilities	4,450,772	4,578,620

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	312,228
Accumulated deficit	(41,704)	(62,243)
Total capital and surplus	272,524	251,985
Total liabilities and capital and surplus	$4,723,296	$4,830,605

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$302,028	$346,265	$552,527
Net investment income	114,489	108,916	99,757
Considerations for supplementary contracts with life contingencies	10,427	17,663	4,424
Amortization of the interest maintenance reserve	1,772	(57)	(771)
Fees from management of separate accounts	6,094	6,038	5,245
Other revenues	1,391	1,378	1,140
Total premiums and other revenues	436,201	480,203	662,322

Benefits paid or provided:
Death benefits	4,737	3,040	4,889
Annuity benefits	86,484	72,242	61,877
Surrender benefits	347,304	335,730	371,418
Payments on supplementary contracts with life contingencies	4,805	3,145	2,194
Other benefits	2,878	2,936	3,768
Increase (decrease) in policy reserves and other policyholders’ funds	132,277	199,458	337,669
Total benefits paid or provided	578,485	616,551	781,815

Insurance expenses and other deductions:
Commissions	17,157	19,109	29,276
General expenses	19,203	14,718	13,371
Net transfers to (from) separate accounts	(229,349)	(216,290)	(179,310)
Other deductions	3,879	704	405
Total insurance expenses and other deductions	(189,110)	(181,759)	(136,258)

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	46,826	45,411	16,765
Federal income tax expense (benefit), excluding tax on capital gains	12,266	13,074	1,561
Gain (loss) from operations before net realized capital gains (losses)	34,560	32,337	15,204
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(3,931)	(3,957)	(14,074)
Net income (loss)	$30,629	$28,380	$1,130

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common	Paid-In	Accumulated	Total Capital
	Stock	Surplus	Surplus	and Surplus
	(In Thousands)

Balance, January 1, 2009	$2,000	$300,543	$(117,995)	$184,548
Net income (loss)	—	—	1,130	1,130
Change in net deferred income tax	—	—	(1,052)	(1,052)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,854))	—	—	3,443	3,443
Net change in nonadmitted assets and related items	—	—	13,520	13,520
Change in asset valuation reserve	—	—	(5,211)	(5,211)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	5,239	5,239
Cumulative effects of changes in accounting principle	—	—	10,763	10,763
Change in surplus in separate accounts	—	—	1,525	1,525
Capital contribution	—	11,685	—	11,685
Balance, December 31, 2009	2,000	312,228	(88,638)	225,590
Net income (loss)	—	—	28,380	28,380
Change in net deferred income tax	—	—	(1,053)	(1,053)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $1,932)	—	—	3,588	3,588
Net change in nonadmitted assets and related items	—	—	9,268	9,268
Change in asset valuation reserve	—	—	(13,710)	(13,710)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(71)	(71)
Change in surplus in separate accounts	—	—	(7)	(7)
Balance, December 31, 2010	2,000	312,228	(62,243)	251,985
Net income (loss)	—	—	30,629	30,629
Change in net deferred income tax	—	—	(1,544)	(1,544)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($543))	—	—	(1,007)	(1,007)
Net change in nonadmitted assets and related items	—	—	1,855	1,855
Change in asset valuation reserve	—	—	(4,722)	(4,722)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	592	592
Change in surplus in separate accounts	—	—	(5,264)	(5,264)
Balance, December 31, 2011	$2,000	$312,228	$(41,704)	$272,524

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Operating activities
Premiums collected net of reinsurance	$312,455	$363,928	$556,951
Net investment income received	111,381	105,296	91,402
Benefits paid	(446,465)	(415,542)	(443,445)
Net transfers from (to) separate accounts	226,622	183,291	167,454
Commissions and expense paid	(32,044)	(33,759)	(43,154)
Federal income taxes recovered (paid)	(17,230)	(12,027)	(1,384)
Other, net	7,485	7,416	6,385
Net cash provided by operating activities	162,204	198,603	334,209

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	543,608	304,609	327,491
Preferred and common stocks	—	113	1,000
Mortgage loans	389	366	147
Other invested assets	73,130	5,229	1,574
Miscellaneous proceeds	—	2,686	—
Net proceeds from investments sold, matured or repaid	617,127	313,003	330,212

Cost of investments acquired:
Debt securities	(717,370)	(512,528)	(690,413)
Preferred and common stocks	(480)	(149)	—
Mortgage loans	—	(2)	(23,750)
Other invested assets	(13,068)	(93,282)	(4,486)
Miscellaneous applications	(1,310)	—	(5,517)
Total cost of investments acquired	(732,228)	(605,961)	(724,166)

Net change in policy and other loans	(1,564)	(1,398)	459
Net cash used in investing activities	(116,665)	(294,356)	(393,495)

Miscellaneous activities
Capital contributions — cash	—	5,000	6,685
Net deposits on deposit-type contract funds and other insurance liabilities	465	1,166	6,270
Other cash provided (applied)	(71,673)	86,971	5,400
Net cash provided by miscellaneous activities	(71,208)	93,137	18,355

Net change in cash, cash equivalents and short-term investments	(25,669)	(2,616)	(40,931)
Cash, cash equivalents and short-term investments:
Beginning of year	20,810	23,426	64,357
End of year	$(4,859)	$20,810	$23,426

Cash flow information for non-cash transactions
Bonds transferred from separate account to general account	$15,160	$—	$—

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern). The Company, domiciled in the state of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products. For the year ended December 31, 2011, approximately 94.0% of the gross premiums and annuity considerations for the Company were derived from New York. Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a nonlife insurance subsidiary of Western and Southern and is the investment manager for the Company.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Department of Financial Services, Division of Insurance (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of New York. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2011	2010
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$272,524	$251,985
Adjustments to customer deposits	(79,550)	(72,209)
Adjustments to invested asset carrying values	287,952	222,679
Federal income taxes	(91,701)	(79,011)
Asset valuation reserve	24,333	19,611
Value of insurance in force	1,648	1,868
Deferred policy acquisition costs	39,011	56,924
Deferred sales inducements	5,262	6,110
Other, net	58	331
Stockholder’s equity, GAAP basis	$459,537	$408,288

	2011	2010	2009
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$30,629	$28,380	$1,130
Deferred policy acquisition costs, net of amortization	(7,459)	(367)	15,974
Deferred sales inducements, net of amortization	(638)	335	2,340
Adjustments to customer deposits	(11,516)	(10,610)	(16,421)
Adjustments to invested asset carrying values at acquisition date	340	(879)	1,312
Amortization of value of insurance in force	(1,494)	(1,763)	(1,264)
Amortization of interest maintenance reserve	(1,772)	57	771
Adjustments for realized investment gains/losses	2,962	(615)	9,363
Adjustments for federal income tax expense	5,477	7,345	(3,932)
Net income (loss), GAAP basis	$16,529	$21,883	$9,273

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investee are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $20.7 million and $10.7 million in the general and separate account, respectively. At December 31, 2010, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value is $86.4 million and $98.4 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2011 and 2010, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2011 and 2010, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2011, the collateral for all securities on loan could be requested to be returned on demand by the borrower. At December 31, 2011, the fair value of the total collateral was $21.5 million and $11.1 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent. At December 31, 2010, the fair value of the total collateral was $89.8 million and $102.0 million, in the general and separate account, respectively, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned.

The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents. The aggregate collateral broken out by maturity date is as follows:

	Amortized Cost	Fair Value
(In Thousands)

Open	$—	$—
30 days or less	32,160	32,642
31 to 60 days	—	—
61 to 90 days	—	—
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	—	—
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	—	—
Total collateral	$32,160	$32,642

At December 31, 2011, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $32.2 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for nonguaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

supporting variable annuities are carried at fair value. Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis. All separate account assets are considered legally insulated from the general account. Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries and affiliates, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries and affiliates, which are utilized in the consolidated return, will be retained by the subsidiaries and affiliates under the tax sharing agreement. Western and Southern pays all federal income taxes due for all members of the consolidated group. The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 23 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carry value of $42.7 million and a fair value of $41.8 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions. SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral. Collateral received which may not be sold or repledged is not recorded on the balance sheet. For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral. The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral. Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet. At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $88.5 million and an increase in the obligation to return the collateral of $88.5 million.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100). SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement. SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

or liability. SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing. SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability. The adoption of SSAP 100 did not have a material impact on the Company’s financial statements. See Note 2 for further information.

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R). In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost. SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009. As a result, the Company recorded a cumulative effect adjustment in the amounts of $2.9 million and $7.9 million through the cumulative effect of changes in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively. The cumulative effect adjustment is net of federal income taxes of $1.5 million for the general account and $4.3 million for the separate account. SSAP 43R resulted in an increase in bonds of $4.4 million, an increase in separate account assets of $12.2 million and a decrease in deferred tax assets of $5.8 million.

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard. The adoption of SSAP 10R resulted in an increase to statutory surplus of $5.2 million at December 31, 2009. SSAP 10R is effective for 2009, 2010 and 2011 financial statements only. SSAP 10 and SSAP 10R will be replaced by SSAP 101, which is effective January 1, 2012, as authoritative guidance over the reporting of income taxes. See prior accounting change note for further information.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM. New York Insurance Department Regulation 151 requires such a change in valuation basis to be recorded as part of the reserve change in the statements of operations. The Company has recorded a decrease of $6.5 million directly to income as a result of the change in valuation basis through the increase (decrease) in policy reserves and other policyholder funds on the statements of operations.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99). SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment. SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities. This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured. The adoption of SSAP 99 is prospective.

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2011 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2012.

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$15,067	$1,232	$—	$16,299
Debt securities issued by states of the U.S. and political subdivisions of the states	26,953	2,307	—	29,260
Corporate securities	1,412,325	149,313	(5,843)	1,555,795
Commercial mortgage-backed securities	250,262	13,368	(108)	263,522
Residential mortgage-backed securities	350,664	17,995	(16,208)	352,451
Asset-backed securities	88,359	2,281	(4,215)	86,425
Total	$2,143,630	$186,496	$(26,374)	$2,303,752

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$77,813	$898	$(1,934)	$76,777
Debt securities issued by states of the U.S. and political subdivisions of the states	44,697	692	(593)	44,796
Corporate securities	1,291,666	118,619	(4,271)	1,406,014
Commercial mortgage-backed securities	210,274	10,931	(534)	220,671
Residential mortgage-backed securities	292,034	10,922	(22,431)	280,525
Asset-backed securities	38,642	493	(2,906)	36,229
Total	$1,955,126	$142,555	$(32,669)	$2,065,012

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company holds investments in certain loan-backed securities that are classified in the asset-backed securities line above. The book/adjusted carry value and fair value of these securities are $40.4 million and $40.2 million, respectively, at December 31, 2011. These loan-backed securities were classified as corporate securities at December 31, 2010. See the Accounting Changes section in Note 1 for further discussion.

At December 31, 2011 and 2010, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carry value of $223.4 million and $199.9 million, respectively, and an aggregate fair value of $215.8 million and $197.9 million, respectively. Such holdings amount to 10.4% and 10.2%, respectively, of the Company’s investment in debt securities and 4.7% and 4.1%, respectively, of the Company’s total admitted assets as December 31, 2011 and 2010. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$480	$14	$—	$494

Common stocks, unaffiliated	$18,529	$—	$(1,736)	$16,793

At December 31, 2010:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$18,528	$—	$(1,210)	$17,318

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(4,902)	109,598	(941)	3,106
Commercial mortgage-backed securities(1)	(88)	13,067	(20)	846
Residential mortgage-backed securities(1)	(1,305)	23,247	(14,903)	70,368
Asset-backed securities(1)	(254)	6,900	(3,961)	33,420
Total	$(6,549)	$152,812	$(19,825)	$107,740

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,736)	$16,793	$—	$—

(1) Amounts relate to securities subject to SSAP 43R.

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(1,934)	$38,970	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(593)	24,396	—	—
Corporate securities	(2,801)	96,099	(1,470)	17,866
Commercial mortgage-backed securities(1)	(534)	42,450	—	—
Residential mortgage-backed securities(1)	(590)	51,316	(21,841)	102,155
Asset-backed securities(1)	—	—	(2,906)	28,942
Total	$(6,452)	$253,231	$(26,217)	$148,963

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$(1,210)	$17,318

(1) Amounts relate to securities subject to SSAP 43R.

Investments that are impaired at December 31, 2011 and 2010, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities. The impairment of these securities has been deemed temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 9.2% and 7.5% of the carrying value of these securities at December 31, 2011 and 2010, respectively. At December 31, 2011, there were a total of 167 securities held that are considered temporarily impaired, of which 62 have been impaired for 12 months or longer. At December 31, 2010, there were a total of 185 securities held that are considered temporarily impaired, of which 86 have

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $4.5 million, $3.9 million, and $17.3 million for the years ended December 31, 2011, 2010 and 2009, respectively.

The following is a list of each loan-backed security held at December 31, 2011 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2011, 2010 and the six months ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2011:

021468AG8	$791	$724	$67	$724	$575	12/31/2011
02151FAF6	982	909	73	909	814	12/31/2011
059469AF3	868	794	74	794	589	12/31/2011
05948KXT1	1,369	1,318	51	1,318	1,034	12/31/2011
12543PAQ6	610	476	134	476	380	12/31/2011
12544VAE9	3,913	3,586	327	3,586	3,243	12/31/2011
12628KAF9	5,437	5,150	287	5,150	3,296	12/31/2011
12668BYF4	2,261	2,135	126	2,135	1,663	12/31/2011
173100AR9	895	659	236	659	601	12/31/2011
251510FX6	841	799	42	799	687	12/31/2011
52524PAL6	2,536	2,066	470	2,066	1,678	12/31/2011
61749WAK3	607	553	54	553	385	12/31/2011
74922EAF6	729	672	57	672	535	12/31/2011
75970JAD8	328	308	20	308	239	12/31/2011
761118MD7	2,561	2,473	88	2,473	2,132	12/31/2011
783766QB7	295	284	11	284	239	12/31/2011

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)

For the year ended December 31, 2011 (continued):

02150EAN3	736	689	47	689	646	9/30/2011
75970QAD2	1,465	1,380	85	1,380	1,085	9/30/2011
872225AF4	786	237	549	237	209	9/30/2011
12543PAQ6	702	618	84	618	578	6/30/2011
3622MPAP3	1,844	1,352	492	1,352	1,265	6/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	$32,365	$28,640	$3,725	$28,640	$22,629

For the year ended December 31, 2010:

74922EAF6	$817	$792	$25	$792	$642	12/31/2010
75970JAD8	405	366	39	366	320	12/31/2010
75970QAD2	1,601	1,552	49	1,552	1,214	12/31/2010
872225AF4	1,450	844	606	844	538	12/31/2010
75970QAD2	1,800	1,632	168	1,632	1,299	9/30/2010
12668BYF4	2,621	2,467	154	2,467	1,922	9/30/2010
021468AG8	948	875	73	875	674	6/30/2010
02150EAN3	880	768	112	768	683	6/30/2010
12543PAQ6	811	701	110	701	613	6/30/2010
52520QAG9	4,328	3,937	391	3,937	3,480	6/30/2010
61749WAK3	817	762	55	762	514	6/30/2010
872225AF4	2,681	1,425	1,256	1,425	845	6/30/2010
Total	$19,159	$16,121	$3,038	$16,121	$12,744

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
	(In Thousands)

For the six month period ended December 31, 2009:

059469AF3	$994	$963	$31	$963	$686	12/31/2009
05950NBU1	1,515	658	857	658	1,148	12/31/2009
12668BYF4	2,757	2,623	134	2,623	2,065	12/31/2009
225470M67	943	873	70	873	632	12/31/2009
251513AQ0	831	655	176	655	566	12/31/2009
52522HAN2	1,951	1,734	217	1,734	1,225	12/31/2009
761118MD7	2,863	2,729	134	2,729	1,925	12/31/2009
93934FEQ1	6,864	6,508	356	6,508	5,914	12/31/2009
93935WAD6	4,720	4,502	218	4,502	3,313	12/31/2009
05950NBU1	2,153	1,579	574	1,579	1,156	9/30/2009
12543PAQ6	889	809	80	809	602	9/30/2009
32056FAG7	302	72	230	72	63	9/30/2009
40432BBH1	553	171	382	171	152	9/30/2009
872225AF4	4,485	2,768	1,717	2,768	1,205	9/30/2009
Total	$31,820	$26,644	$5,176	$26,644	$20,652

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2011, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$41,676	$42,214
After one through five	653,293	696,577
After five through ten	638,646	713,601
After ten	120,730	148,962
Mortgage-backed securities/Asset-backed securities	689,285	702,398
Total	$2,143,630	$2,303,752

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2011, 2010 and 2009 were $304.5 million, $119.8 million, and $177.7 million; gross gains of $3.5 million, $4.7 million, and $6.1 million; and gross losses of $1.0 million, $0.2 million, and $1.7 million were realized on these sales in 2011, 2010, and 2009, respectively.

Proceeds from the sales of investments in equity securities during 2011, 2010 and 2009 were $0.0 million, $0.1 million, and $0.0 million; gross gains of $0.0 million, $0.0 million, and $0.0 million; and gross losses of $0.0 million, $0.0 million, and $0.0 million were realized on these sales in 2011, 2010, and 2009, respectively.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Realized capital gains (losses)	$(732)	$1,890	$(12,706)
Less amount transferred to IMR (net of related taxes (benefits) of $1,192 in 2011, $2,004 in 2010, and $732 in 2009)	2,213	3,721	1,359
Less federal income tax expense (benefit) of realized capital gains (losses)	986	2,126	9
Net realized capital gains (losses)	$(3,931)	$(3,957)	$(14,074)

Net investment income consisted of the following for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Debt securities	$110,003	$104,499	$96,608
Equity securities	9	—	—
Mortgage loans	1,832	1,858	710
Policy loans	3,392	3,312	3,232
Cash, cash equivalents and short-term investments	91	179	375
Other invested assets	1,242	955	553
Other	89	223	59
Gross investment income	116,658	111,026	101,537
Investment expenses	2,169	2,110	1,780
Net investment income	$114,489	$108,916	$99,757

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2011, 100% of such mortgages, or $26.8 million, involved properties located in Ohio and Illinois. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $23.2 million. During 2011, no new mortgage loans were issued. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%. During 2011, the Company did not reduce interest rates on any outstanding mortgages.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company does not have any significant assets or liabilities carried at fair value that meet the definition of Level 2.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include NAIC rated 6 residential mortgage-backed securities representing subordinated tranches in securitization trusts containing residential mortgage loans originated during the period of 2005 to 2007. These securities are currently rated below investment grade. To measure fair value, the Company used an internal fair value model to estimate future cash flows and then discounts the expected future cash flows using the current market rates applicable to the coupon rate, credit risk, and weighted-average-life of the investments. The internal fair value model uses both market-based data and data specific to the underlying loans of each security in determining assumptions for default probabilities, loss severities and prepayment speeds to determine the estimated future cash flows for each security.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include private equity investments, fixed income funds and surplus debentures. The fair values of private equity investments and fixed income funds have been determined using available sales prices, the net asset values of the funds or internal valuation methodologies appropriate for the specific assets. The fair values of surplus debentures have been determined using quoted market prices consistent with corporate debt securities.

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets Held in Separate Accounts

Assets held in separate accounts primarily include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows. Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows. Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Assets:
Residential mortgage-backed securities	$3,996	$—	$—	$3,996
Common stocks, unaffiliated	16,793	16,793	—	—
Separate account assets*	373,722	367,541	217	5,964
Total assets	$394,511	$384,334	$217	$9,960

At December 31, 2010:
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$39
Residential mortgage-backed securities	4,117	—	—	4,117
Common stocks, unaffiliated	17,318	17,318	—	—
Separate account assets*	425,347	425,232	—	115
Total assets	$446,821	$442,550	$—	$4,271

*     Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	and Settlements	Into Level 3*	Out of Level 3*	December 31, 2011
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$—	$—	$(39)	$—
Residential mortgage-backed securities	4,117	(2,053)	916	(454)	1,951	(481)	3,996
Separate account assets	115	—	1	(116)	5,964	—	5,964
Total assets	$4,271	$(2,053)	$917	$(570)	$7,915	$(520)	$9,960

*   Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$(24)	$(430)	$(454)
Separate account assets	—	—	—	(116)	(116)
Total	$—	$—	$(24)	$(546)	$(570)

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in:		Purchases, Sales, Issuances	Transfers In (Out)	Ending Asset/ (Liability) as of
	January 1, 2010	Net Income	Surplus	and Settlements	of Level 3	December 31, 2010
	(In Thousands)
Assets:
Commercial mortgage-backed securities	$39	$—	$—	$—	$—	$39
Residential mortgage-backed securities	5,129	(2,005)	1,770	(777)	—	4,117
Separate account assets	380	—	26	(291)	—	115
Total assets	$5,548	$(2,005)	$1,796	$(1,068)	$—	$4,271

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

37

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Debt securities	$2,143,630	$2,303,752	$1,955,126	$2,065,012
Preferred stocks	480	494	—	—
Common stocks, unaffiliated	16,793	16,793	17,318	17,318
Mortgage loans	26,799	28,347	27,188	28,857
Cash, cash equivalents and short-term investments	(4,859)	(4,859)	20,810	20,810
Securities lending reinvested collateral assets	21,180	21,497	88,486	89,813
Other invested assets	34,259	34,389	26,126	26,045
Separate account assets	2,391,311	2,524,863	2,613,474	2,732,087

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,750,284	$2,000,930	$1,669,204	$1,793,246
Securities lending liability	21,180	21,180	88,624	88,624
Separate account liabilities*	1,946,552	2,210,848	2,005,588	2,223,572

*      Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

38

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations. These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2011, the Company paid $8.2 million, $1.9 million and $5.5 million to Western and Southern, Fort Washington, and IFS, respectively. During 2010, the Company paid $7.9 million, $1.8 million and $5.7 million to Western and Southern, Fort Washington, and IFS, respectively. During 2009, the Company paid $7.7 million, $1.5 million and $5.0 million to Western and Southern, Fort Washington, and IFS, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company recorded $11.7 million in capital contributions from Integrity in 2009. The capital contributions consisted of $6.7 million in cash, which was received on March 24, 2009 and $5.0 million in cash, which was accrued for on December 31, 2009. The cash was received on January 11, 2010. The Company paid no dividends during 2011, 2010 and 2009.

39

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Direct premiums	$302,159	$346,414	$552,695
Assumed premiums:
Affiliates	—	—	—
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(131)	(149)	(168)
Net premiums	$302,028	$346,265	$552,527

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2011	2010	2009
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	267	394	489
Policy and contract liabilities:
Affiliates	—	—	—
Nonaffiliates	1,657	1,519	2,416
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	—	—	—

40

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2011, 2010 and 2009, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

At December 31, 2011, the Company has no reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2011, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2011, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2011 if all reinsurance agreements were cancelled.

41

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable (payable) from (to) Western and Southern in the amount of $1.2 million and $(2.8) million at December 31, 2011 and 2010, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2011 in the event of future net losses is $13.2 million, $16.9 million, and $0.5 million from 2011, 2010 and 2009, respectively.

The change in net deferred income taxes is comprised of the following:

2011		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$24,831	$4,718	$29,549
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	24,831	4,718	29,549
(d)	Deferred tax liabilities	7,733	5,147	12,880
(e)	Net deferred tax assets/(liabilities) (c – d)	17,098	(429)	16,669
(f)	Deferred tax assets nonadmitted	2,009	—	2,009
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$15,089	$(429)	$14,660

2010		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$25,249	$5,844	$31,093
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	25,249	5,844	31,093
(d)	Deferred tax liabilities	8,147	5,276	13,423
(e)	Net deferred tax assets/(liabilities) (c – d)	17,102	568	17,670
(f)	Deferred tax assets nonadmitted	2,972	—	2,972
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$14,130	$568	$14,698

42

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$(418)	$(1,126)	$(1,544)
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	(418)	(1,126)	(1,544)
(d)	Deferred tax liabilities	(414)	(129)	(543)
(e)	Net deferred tax assets/(liabilities) (c – d)	(4)	(997)	(1,001)
(f)	Deferred tax assets nonadmitted	(963)	—	(963)
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$959	$(997)	$(38)

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10. The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2011	2010	Change
	(In Thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$5,760	$5,168	$592

43

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2011		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$5,568	$3,332	$8,900
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.	—	—	25,739
(e)	SSAP 10R, Paragraph 10.c.	11,494	1,386	12,880
(f)	Total (a + b + e)	$17,062	$4,718	$21,780

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$11,328	$3,332	$14,660
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.	—	—	38,609
(k)	SSAP 10R, Paragraph 10.e.iii.	11,494	1,386	12,880
(l)	Total (g + h + k)	$22,822	$4,718	$27,540

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$296,857
(n)	RBC authorized control level	$38,966

44

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2010		Ordinary	Capital	Total
		(In Thousands)

Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$7,261	$2,269	$9,530
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.	—	—	22,747
(e)	SSAP 10R, Paragraph 10.c.	9,848	3,575	13,423
(f)	Total (a + b + e)	$17,109	$5,844	$22,953

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$12,429	$2,269	$14,698
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.	—	—	34,121
(k)	SSAP 10R, Paragraph 10.e.iii.	9,848	3,575	13,423
(l)	Total (g + h + k)	$22,277	$5,844	$28,121

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$271,597
(n)	RBC authorized control level	$38,417

45

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$(1,693)	$1,063	$(630)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	—	—	—
(c)	SSAP 10R, Paragraph 10.b.i.	—	—	—
(d)	SSAP 10R, Paragraph 10.b.ii.	—	—	2,992
(e)	SSAP 10R, Paragraph 10.c.	1,646	(2,189)	(543)
(f)	Total (a + b + e)	$(47)	$(1,126)	$(1,173)

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(1,101)	$1,063	$(38)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	—	—	—
(i)	SSAP 10R, Paragraph 10.e.ii.a.	—	—	—
(j)	SSAP 10R, Paragraph 10.e.ii.b.	—	—	4,488
(k)	SSAP 10R, Paragraph 10.e.iii.	1,646	(2,189)	(543)
(l)	Total (g + h + k)	$545	$(1,126)	$(581)

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$25,260
(n)	RBC authorized control level	$549

46

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs is as follows:

	Ordinary	Capital	Total
For the year ended December 31, 2011:
Adjusted gross DTA (% of total adjusted gross DTAs)	4.69%	11.28%	15.97%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	5.03%	12.10%	17.13%

For the year ended December 31, 2010:
Adjusted gross DTA (% of total adjusted gross DTAs)	3.22%	18.79%	22.01%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	3.56%	20.78%	24.34%

Change:
Adjusted gross DTA (% of total adjusted gross DTAs)	1.47%	(7.51)%	(6.04)%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	1.47%	(8.68)%	(7.21)%

47

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

2011		Ordinary	Capital	Total
		(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$17,062	$4,718	$21,780
(b)	Admitted assets			$4,717,536
(c)	Adjusted statutory surplus *			$266,764
(d)	Total adjusted capital from DTAs			$291,097

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$5,760	$—	$5,760
(f)	Admitted assets			$5,760
(g)	Statutory surplus			$5,760

2010		Ordinary	Capital	Total
		(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$17,109	$5,844	$22,953
(b)	Admitted assets			$4,825,437
(c)	Adjusted statutory surplus *			$246,817
(d)	Total adjusted capital from DTAs			$266,429

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$5,168	$—	$5,168
(f)	Admitted assets			$5,168
(g)	Statutory surplus			$5,168

48

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$(47)	$(1,126)	$(1,173)
(b)	Admitted assets			$(107,901)
(c)	Adjusted statutory surplus *			$19,947
(d)	Total adjusted capital from DTAs			$24,668

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$592	$—	$592
(f)	Admitted assets			$592
(g)	Statutory surplus			$592

*	As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets decreased by $1.0 million, $3.9 million, and $14.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	2011	2010	2009
	(In Thousands)

Federal	$12,215	$12,708	$144
Foreign	—	—	—
Subtotal	12,215	12,708	144
Federal income tax on net capital gains	986	2,126	8
Utilization of capital loss carry-forwards	—	—	—
Other	51	366	1,417
Federal and foreign income taxes incurred	$13,252	$15,200	$1,569

49

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

			2011	2010	Change
			(In Thousands)
Deferred tax assets:
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	14,784	14,275	509
	(4)	Investments	1,103	2,791	(1,688)
	(5)	Deferred acquisition costs	7,649	8,183	(534)
	(6)	Policyholder dividends accrual	—	—	—
	(7)	Fixed assets	—	—	—
	(8)	Compensation and benefits accrual	—	—	—
	(9)	Pension accrual	—	—	—
	(10)	Receivables — nonadmitted	—	—	—
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	1,295	—	1,295
	(14)	Subtotal	24,831	25,249	(418)
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		2,009	2,972	(963)
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		22,822	22,277	545
(e)	Capital:
	(1)	Investments	4,718	5,844	(1,126)
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	—	—	—
	(5)	Subtotal	4,718	5,844	(1,126)
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		—	—	—
(h)	Admitted capital deferred tax assets (e5 – f – g)		4,718	5,844	(1,126)
(i)	Admitted deferred tax assets (d + h)		$27,540	$28,121	$(581)

50

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

	2011	2010	Change
	(In Thousands)
Deferred tax liabilities:
(a) Ordinary:
(1) Investments	$2,853	$2,527	$326
(2) Fixed assets	—	—	—
(3) Deferred and uncollected premium	—	—	—
(4) Policyholder reserves	4,880	5,620	(740)
(5) Other	—	—	—
(6) Subtotal	7,733	8,147	(414)
(b) Capital:
(1) Investments	5,147	5,276	(129)
(2) Real estate	—	—	—
(3) Other	—	—	—
(4) Subtotal	5,147	5,276	(129)
(c) Deferred tax liabilities (a6 + b4)	$12,880	$13,423	$(543)

Net deferred tax assets (liabilities)	$14,660	$14,698	$(38)

Less tax (expense) benefit from unrealized gains/losses			543
Less (increase)/decrease in nonadmitted DTAs			963
Change in net deferred income taxes			$(1,544)

51

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2011	Tax Rate	2010	Tax Rate	2009	Tax Rate
	(In Thousands)
Provision computed at statutory rate	$16,389	35.00%	$15,894	35.00%	$5,868	35.00%
Dividends received deduction	(708)	(1.51)	(319)	(0.70)	458	2.73
Tax credits	(33)	(0.07)	(74)	(0.16)	(71)	(0.42)
Separate account adjustment	—	0.00	—	0.00	532	3.17
Other	(596)	(1.27)	90	0.19	281	1.68
Total	$15,052	32.15%	$15,591	34.33%	$7,068	42.16%

Federal and foreign income taxes incurred	$12,266	26.20%	$13,074	28.79%	$1,561	9.31%
Change in net deferred income taxes*	2,786	5.95	2,517	5.54	5,507	32.85
Total statutory income taxes	$15,052	32.15%	$15,591	34.33%	$7,068	42.16%

*     Excludes change in net deferred income taxes on certain realized gains/losses of $(1,242), $(1,464) and ($4,455) for the years ended December 31, 2011, 2010 and 2009, respectively.

52

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2011 and 2010, the Company exceeded the minimum risk-based capital.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2012 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance. A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator. ELNY remains in rehabilitation and an order of liquidation with a finding of insolvency has not yet been sought or granted. The NYLB is attempting to develop a plan that would result in additional funding being raised to help secure the benefits of ELNY’s policyholders. No guaranty association has yet to enter into a legally binding commitment to participate in any plan or contribute any level of funding. However, the Company believes it is probable that a guaranty fund assessment in the amount of $12.7 million will be incurred with offsetting premium tax recoverable of $8.1 million. The Company has reflected these amounts on its balance sheet in the other liabilities line and the other admitted assets line, respectively. In addition, it is probable that the Company will contribute an additional $3.7 million in voluntary contributions to assist in funding benefits of ELNY policyholders and, therefore, the Company has recorded a liability in that amount in the other liabilities line on the balance sheet.

53

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

8. Commitments and Contingencies (continued)

At December 31, 2011, the Company does not have any material lease agreements for office space or equipment.

At December 31, 2011, the Company has future commitments to provide additional capital contributions of $27.2 million to private equity joint ventures, limited partnerships and limited liability companies.

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2011, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$2,186	$1,946,552	$—	$1,948,738	45.4%
At book value less current surrender charge of 5% or more	766,991	—	—	766,991	17.9
At fair value	—	—	361,359	361,359	8.4
Total with adjustment or at market value	769,177	1,946,552	361,359	3,077,088	71.7
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	909,127	—	—	909,127	21.2
Not subject to discretionary withdrawal	306,447	—	—	306,447	7.1
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	1,984,751	1,946,552	361,359	4,292,662	100.0%
Less reinsurance ceded	1,317	—	—	1,317
Net annuity reserves and deposit-type contract liabilities	$1,983,434	$1,946,552	$361,359	$4,291,345

54

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities (continued)

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate accounts consist of nonindexed, guaranteed rate options that include a market value adjustment. The guaranteed rate options are sold as fixed annuity products or as an investment option within the Company’s variable annuity products. These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder. The fixed annuity products currently offered provide a death benefit equal to the account value. The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

The Company’s nonguaranteed separate accounts consist of variable annuities. The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include guaranteed minimum death benefits that vary by product and include optional death benefits available on some products. The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value. Some variable annuities also provide a guaranteed minimum withdrawal benefit or guaranteed minimum accumulation benefit.

As of December 31, 2011, the Company’s general account had a maximum guarantee for separate account liabilities of $40.8 million. To compensate the general account for the risk taken, the separate accounts paid risk charges of $0.2 million and $0.2 million in 2011 and 2010, respectively. The Company’s general account paid $0.8 million and $1.1 million towards separate account guarantees in 2011 and 2010, respectively.

55

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2011 is as follows:

	Separate Accounts With Guarantees
	Nonindexed Guaranteed Less Than/ Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
	(In Thousands)

Premiums, considerations or deposits	$127,222	$28,294	$19,606	$175,122

Reserves for separate accounts with assets at:
Fair value	$—	$—	$361,359	$361,359
Amortized cost	939,458	1,007,094	—	1,946,552
Total reserves	$939,458	$1,007,094	$361,359	$2,307,911

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With fair value adjustment	$939,458	$1,007,094	$—	$1,946,552
At book value without fair value adjustment and with current surrender charge of 5% or more	—	—	—	—
At fair value	—	—	361,359	361,359
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
Subtotal	939,458	1,007,094	361,359	2,307,911
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts reserves	$939,458	$1,007,094	$361,359	$2,307,911

56

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2011 is presented below:

2011
(In Thousands)
Transfers as reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to separate accounts	$175,122
Transfers from separate accounts	399,040
Net transfers to (from) separate accounts	(223,918)

Reconciling adjustments:
Policy deductions and other expenses	173
Bonus account value	(59)
Other changes in surplus in Separate Account Statement	(5,264)
Other account adjustments	(281)
Transfers as reported in the Summary of Operations of the Company	$(229,349)

57

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2011

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$37,231	$38,689	$37,231
States, municipalities and political subdivisions	271,644	286,507	271,644
Foreign governments	104,642	110,151	104,642
All other corporate bonds	1,730,113	1,868,406	1,730,113
Preferred stocks	480	494	480
Total fixed maturities	2,144,110	2,304,247	2,144,110

Equity securities
Common stocks:
Industrial, miscellaneous and all other	18,529	16,793	16,793

Mortgage loans on real estate	26,799		26,799
Policy loans	43,995		43,995
Other long-term investments	34,259		34,259
Cash, cash equivalents and short-term investments	16,321		16,321
Total investments	$2,284,013		$2,282,277

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

58

National Integrity Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2011
Individual life	$125,528	$—	$1	$10,402	$10,131	$18,065	$491
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,855,942	—	126	302,053	104,358	560,420	18,712
	$1,981,470	$—	$127	$312,455	$114,489	$578,485	$19,203

Year ended December 31, 2010
Individual life	$118,872	$—	$1	$17,627	$9,035	$24,780	$434
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,730,539	—	125	346,301	99,881	591,771	14,284
	$1,849,411	$—	$126	$363,928	$108,916	$616,551	$14,718

Year ended December 31, 2009
Individual life	$102,218	$—	$1	$4,384	$8,556	$11,405	$256
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,546,196	—	156	552,567	91,201	770,410	13,115
	$1,648,414	$—	$157	$556,951	$99,757	$781,815	$13,371

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

59

National Integrity Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2011
Life insurance in force	$112,544	$7,598	$—	$104,946	0%
Premiums:
Individual life	$10,427	$25	$—	$10,402	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	302,159	106	—	302,053	0%
	$312,586	$131	$—	$312,455	0%

Year ended December 31, 2010
Life insurance in force	$114,915	$8,334	$—	$106,581	0%
Premiums:
Individual life	$17,671	$44	$—	$17,627	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	346,406	105	—	346,301	0%
	$364,077	$149	$—	$363,928	0%

Year ended December 31, 2009
Life insurance in force	$116,729	$9,468	$—	$107,261	0%
Premiums:
Individual life	$4,436	$52	$—	$4,384	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,683	116	—	552,567	0%
	$557,119	$168	$—	$556,951	0%

60

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2011, 2010 and 2009

With Report of Independent Registered Public

Accounting Firm

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2011, 2010 and 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2011 and 2010, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2011. Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2011 and 2010, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2011.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in 2010, the Company changed the valuation bases for its statutory reserves for certain insurance products. Further, in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

/s/ Ernst & Young LLP

April 24, 2012
Cincinnati, Ohio

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$3,361,925	$3,392,567
Preferred and common stocks	968,793	1,041,192
Investments in common stocks of subsidiaries	1,755,449	1,830,045
Mortgage loans	37,631	38,567
Policy loans	173,728	170,600
Real estate:
Properties held for the production of income	3,320	3,581
Properties occupied by the Company	28,027	29,077
Properties held for sale	429	—
Cash, cash equivalents and short-term investments	261,501	148,733
Receivable for securities	1,520	1,023
Securities lending reinvested collateral assets	20,198	93,284
Other invested assets	703,419	676,441
Total cash and invested assets	7,315,940	7,425,110

Investment income due and accrued	43,127	92,988
Premiums deferred and uncollected	55,231	55,120
Current federal income taxes recoverable	—	37,998
Net deferred income tax asset	70,088	35,115
Receivables from parent, subsidiaries and affiliates	33,818	21,802
Other admitted assets	40,677	7,941
Separate account assets	757,365	808,003
Total admitted assets	$8,316,246	$8,484,077

Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,621,759	$2,607,049
Accident and health reserves	218,463	220,824
Liability for deposit-type contracts	254,728	253,351
Policy and contract claims	47,625	47,626
Dividends payable to policyholders	41,093	41,205
Premiums received in advance	4,966	5,415
Total policy and contract liabilities	3,188,634	3,175,470

General expense due and accrued	12,208	16,687
Current federal income taxes payable	5,942	—
Asset valuation reserve	209,626	211,916
Interest maintenance reserve	38,750	40,544
Other liabilities	181,083	123,096
Liability for postretirement benefits other than pensions	229,101	230,730
Dividends to stockholders declared and unpaid	—	100,000
Derivatives	693	—
Payable for securities lending	138,287	244,025
Separate account liabilities	757,365	808,003
Total liabilities	4,761,689	4,950,471

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	25,003
Accumulated surplus	3,528,554	3,507,603
Total capital and surplus	3,554,557	3,533,606
Total liabilities and capital and surplus	$8,316,246	$8,484,077

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$280,357	$286,128	$286,465
Net investment income	442,613	301,204	264,658
Considerations for supplementary contracts with life contingencies	12	127	—
Amortization of the interest maintenance reserve	3,417	3,653	3,743
Commissions and expenses on reinsurance ceded	298	332	392
Other revenues	147	2,168	2,152
Total premiums and other revenues	726,844	593,612	557,410

Benefits paid or provided:
Death benefits	138,254	138,730	139,613
Annuity benefits	94,425	97,267	87,863
Disability and accident and health benefits	22,093	24,413	23,739
Surrender benefits	130,229	90,663	101,454
Payments on supplementary contracts with life contingencies	735	151	152
Other benefits	16,224	15,487	15,497
Increase (decrease) in policy reserves and other policyholders’ funds	12,111	4,249	(3,677)
Total benefits paid or provided	414,071	370,960	364,641

Insurance expenses and other deductions:
Commissions	34,390	42,154	50,650
Commissions and expenses on reinsurance assumed	1,949	2,031	2,109
General expenses	156,339	153,685	153,526
Net transfers to (from) separate account	(44,507)	(43,552)	(42,092)
Reserve adjustments on reinsurance assumed	(130,363)	(54,548)	(109,349)
Other deductions	27,503	40,383	28,473
Total insurance expenses and other deductions	45,311	140,153	83,317

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	267,462	82,499	109,452

Dividends to policyholders	58,191	59,001	57,884
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	209,271	23,498	51,568
Federal income tax expense (benefit), excluding tax on capital gains	(13,506)	(8,887)	134
Gain (loss) from operations before net realized capital gains (losses)	222,777	32,385	51,434
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	53,829	19,884	27,404
Net income (loss)	$276,606	$52,269	$78,838

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(In Thousands)

Balance, January 1, 2009	$1,000	$5,000	$3,295,984	$3,301,984
Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	1,000	25,003	3,438,873	3,464,876
Net income (loss)	—	—	52,269	52,269
Change in net deferred income tax	—	—	(18,639)	(18,639)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $49,413)	—	—	131,660	131,660
Net change in nonadmitted assets and related items	—	—	75,625	75,625
Change in asset valuation reserve	—	—	(92,201)	(92,201)
Dividends to stockholders	—	—	(100,000)	(100,000)
Change in reserve on account of change in valuation basis	—	—	34,806	34,806
Change in surplus from deferred tax asset (SSAP 10R)	—	—	(14,790)	(14,790)
Balance, December 31, 2010	1,000	25,003	3,507,603	3,533,606
Net income (loss)	—	—	276,606	276,606
Change in net deferred income tax	—	—	(16,716)	(16,716)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $(34,487))	—	—	(145,894)	(145,894)
Net change in nonadmitted assets and related items	—	—	(27,272)	(27,272)
Change in asset valuation reserve	—	—	2,290	2,290
Dividends to stockholders	—	—	(52,000)	(52,000)
Change in additional minimum pension liability, net of tax	—	—	(31,947)	(31,947)
Change in surplus from deferred tax asset (SSAP 10R)	—	—	15,884	15,884
Balance, December 31, 2011	$1,000	$25,003	$3,528,554	$3,554,557

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2011	2010	2009
	(In Thousands)
Operations activities
Premiums collected net of reinsurance	$281,647	$285,769	$285,427
Net investment income received	446,308	288,913	218,919
Benefits paid	(353,438)	(318,225)	(330,121)
Net transfers from (to) separate accounts	44,507	43,552	41,969
Commissions and expense paid	(142,431)	(135,325)	(132,627)
Dividends paid to policyholders	(58,303)	(58,389)	(58,499)
Federal income taxes recovered (paid)	22,074	(99,022)	4,278
Other, net	(5,160)	—	—
Net cash from (for) operations	235,204	7,273	29,346

Investing activities
Proceeds from investments sold, matured or repaid:
Debt securities	833,469	584,558	899,899
Preferred and common stocks	335,578	323,808	775,666
Mortgage loans	1,794	6,383	1,649
Real estate	55,450	4,476	25,893
Other invested assets	161,358	116,164	135,559
Net gains (losses) on cash, cash equivalents and short-term investments	100	56	(740)
Miscellaneous proceeds	2,018	1,222	—
Net proceeds from investments sold, matured or repaid	1,389,767	1,036,667	1,837,926

Cost of investments acquired:
Debt securities	(810,740)	(473,203)	(1,203,004)
Preferred and common stocks	(298,299)	(479,608)	(496,986)
Mortgage loans	(914)	—	—
Real estate	(28,063)	(439)	(1,245)
Other invested assets	(98,525)	(250,357)	(90,513)
Miscellaneous applications	56	24	(412)
Total cost of investments acquired	(1,236,485)	(1,203,583)	(1,792,160)

Net change in policy and other loans	(3,128)	(2,438)	(5,288)
Net cash from (for) investments	150,154	(169,354)	40,478

Financing and Miscellaneous Sources
Borrowed money	—	—	(76,954)
Net deposits on deposit-type contract funds and other insurance liabilities	1,377	(2,996)	16,669
Dividends paid to stockholder	(118,321)	—	—
Other cash provided (applied)	(155,646)	175,718	(41,597)
Net cash from (for) financing and miscellaneous sources	(272,590)	172,722	(101,882)

Net change in cash, cash equivalents and short-term investments	112,768	10,641	(32,058)
Cash, cash equivalents and short-term investments:
Beginning of year	148,733	138,092	170,150
End of year	$261,501	$148,733	$138,092

Cash flow information for non-cash transactions
Capital contribution to Western-Southern Life Assurance Company in:
the form of common stock	$—	$—	$111,484
Capital contribution to Integrity Life Insurance Company in:
the form of common stock	—	—	105,197
Capital contribution to Columbus Life Insurance Company in the form of common stock	—	—	40,216
Capital contribution to Western & Southern Financial Group in the form of common stock	33,679	—	20,003
Dividend income received from Columbus Life Insurance Company in the form of debt securities	17,479	—	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies. The Company is licensed in 43 states and the District of Columbia. For the year ended December 31, 2011, approximately 63.2% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, and Pennsylvania. The Company is domiciled in Ohio. The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio. Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company. Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, Inc. (WSFG), its wholly-owned subsidiary. The Company wholly owns the following insurance entities: Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity). Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company (National).

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block). Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, other invested assets, and securities lending reinvested collateral. Invested assets of $2,483.1 million and $2,547.7 million were allocated to the Closed Block as of December 31, 2011 and 2010, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company. The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department). The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the state of Ohio. These practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss. Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. For GAAP purposes, all securities, purchased or retained, that represent

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value. Factors management considers for each identified security include the following:

•                  the extent and length of time the fair value has been below the book/adjusted carry value;

•                  the reasons for the decline in value;

•                  specific credit issues related to the issuer and current economic conditions, including the current and future impact of any specific events;

•                  for structured investments (e.g., residential mortgage-backed securities, commercial mortgage-backed securities, asset-backed securities and other structured investments), factors such as overall deal structure and our position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections are considered;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made. Under GAAP, if the decline is judged to be other-than-temporary because the Company has the intent to sell the debt security or is more likely than not to be required to sell the debt security before its anticipated recovery, an impairment charge to fair value is recorded as a net realized capital loss. If the decline is judged to be other-than-temporary because the Company does not expect to recover the entire amortized cost basis of the security due to expected credit losses, an impairment charge is recorded to net realized capital loss as the difference between amortized cost and the net present value of expected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The asset valuation reserve (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred. Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently eligible also would be included. In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold. Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2011	2010
	(In Thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,554,557	$3,533,606
Deferred policy acquisition costs	214,029	231,190
Policy reserves	40,433	50,012
Asset valuation and interest maintenance reserves	248,376	252,460
Unrecognized benefit plan adjustments	(37,254)	(919)
Employee benefits	(48,806)	(35,142)
Income taxes	(139,312)	(147,435)
Net unrealized on available-for-sale securities	418,780	152,091
Subsidiary equity	1,148,758	959,601
Policyholder dividend obligation	(331,544)	(205,132)
Subsidiary reinsurance recoverable	145,459	149,999
Other, net	38,730	30,366
Stockholder’s equity, GAAP basis	$5,252,206	$4,970,697

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2011	2010	2009
	(In Thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$276,606	$52,269	$78,838
Deferred policy acquisition costs	612	3,966	10,785
Policy reserves	(7,374)	(370)	(3,980)
Employee benefit income	2,925	5,197	3,105
Income taxes	(16,366)	(33,061)	28,788
Interest maintenance reserve	(1,794)	(705)	7,080
SAP vs. GAAP subsidiary income	177,595	176,928	29,246
Private equity/real estate adjustments	15,223	40,333	13,193
Investment write-downs	4,896	1,326	41,872
Income from subsidiary reinsurance	(4,310)	36,628	(11,696)
Dividends from subsidiaries	(150,000)	(50,000)	—
Other, net	(28,065)	7,562	(1,224)
Net income (loss), GAAP basis	$269,948	$240,073	$196,007

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg and broker dealer prepayment models or derived from empirical data and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value. Perpetual preferred stocks that have the characteristics of equity securities and are rated as medium quality or better are reported at cost. All other perpetual preferred stocks are reported at the lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity. The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity. The net change in the subsidiaries’ equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee. Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses. Distributions from earnings of the investees are reported as net investment income when received. Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments. As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations. Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Debt securities and other loan interest are credited to income as it accrues. Dividends are recorded as income on ex-dividend dates. To the extent income is uncertain, due and accrued income is excluded and treated as nonadmitted through surplus.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the nonlevel incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method. The following mortality tables and interest rates are used:

	Percentage of Reserves
	2011	2010
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	11%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	25	27
1980 Commissioners Standard Ordinary, 4% – 6%	37	36
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	5	4
Other, 2-1/2% – 6%	5	5
	98	98
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	2	2
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates. For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2011 and 2010, reserves of $30.2 million and $34.8 million, respectively, were recorded on inforce amounts of $1,463.6 million and $1,625.2 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department. The Company anticipates investment income as a factor in the premium deficiency calculation for all accident and health contracts.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition. Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors. The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2011 and 2010. The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis. These estimates are subject to the effects of trends in claim severity and frequency. Although considerable variability is inherent in such estimates, management believes that the reserves for

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

claims are adequate. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Securities Lending

At December 31, 2011, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $139.4 million and $16.5 million in the general and separate account, respectively. At December 31, 2010, the Company had loaned various debt securities, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon, of which the fair value was $237.2 million and $75.9 million in the general and separate account, respectively. The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets. There is no difference in the policy and procedures for the separate account.

The Company requires at the initial transaction that the fair value of the cash collateral received must be equal to 102% of the fair value of the loaned securities. The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100%. If the fair value of the collateral falls below 100% of the fair value of the securities loaned, the Company nonadmits that portion of the loaned security. At December 31, 2011 and 2010, the Company did not nonadmit any portion of the loaned securities. The Company reports all collateral on the balance sheet with an offsetting liability recognized for the obligation to return the collateral. Collateral for the securities lending program is either managed by an affiliated agent of the Company or is managed by the Bank of New York Mellon, an unaffiliated agent. Collateral managed by an affiliated agent is invested primarily in investment-grade debt securities and cash equivalents and is included in the applicable amount on the balance sheets because the funds are available for the general use of the Company. At December 31, 2011 and 2010, collateral managed by an unaffiliated agent was invested in cash equivalents and was included in securities lending reinvested collateral assets on the balance sheet.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

At December 31, 2011, the fair value of the collateral that could be requested to be returned on demand by the borrower was $154.5 million. The fair value of the collateral contractually obligated under 30-day terms was $5.9 million. At December 31, 2011, the fair value of the total collateral in the general account was $143.4 million, $122.9 million of which was managed by an affiliated agent and $20.5 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $17.0 million, which was all managed by an unaffiliated agent. At December 31, 2010, the fair value of the total collateral for the general account was $242.8 million, $149.8 million of which was managed by an affiliated agent and $93.0 million of which was managed by an unaffiliated agent. The fair value of the total collateral in the separate account was $77.9 million, which was all managed by an unaffiliated agent. The Company receives cash collateral in an amount in excess of the fair value of the securities loaned. The Company reinvests the cash collateral primarily in investment-grade debt securities and cash equivalents. The aggregate collateral broken out by maturity date is as follows at December 31, 2011:

	Amortized Cost	Fair Value
	(In Thousands)
Open	$—	$—
30 days or less	115,728	116,037
31 to 60 days	—	—
61 to 90 days	2,500	2,500
91 to 120 days	—	—
121 to 180 days	—	—
181 to 365 days	7,274	7,272
1 to 2 years	—	—
2 to 3 years	—	—
Greater than 3 years	34,596	34,596
Total collateral	$160,098	$160,405

At December 31, 2011, all of the collateral held for the securities lending program was invested in tradable securities that could be sold and used to pay for the $155.3 million in collateral calls that could come due under a worst-case scenario where all collateral was called simultaneously.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets. The assets of the separate account consist primarily of marketable securities, which are recorded at fair value. All assets are considered legally insulated from the general accounts. There are no separate account liabilities that are guaranteed by the general account. (See Note 10 for further discussion on the general account’s responsibility as it relates to the obligations of the Company’s pension plan.)

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company. The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries and affiliates. The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement. Under the agreement, the benefits from losses of subsidiaries and affiliates are retained by the subsidiary and affiliated companies. The Company pays all federal income taxes due for all members of the group. The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis. The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized. The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation. That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

Accounting Changes

Effective January 1, 2012, the Company adopted Statement of Statutory Accounting Principle No. 101, Income Taxes, a Replacement of SSAP No. 10R and SSAP No. 10 (SSAP 101). SSAP 101 amends the deferred tax asset admittance test set forth in SSAP 10R, Income Taxes — A Temporary Replacement of SSAP 10, by limiting the admissibility thresholds based on current period risk-based capital levels and modifying disclosure requirements. The adoption of SSAP 101 did not impact the Company’s financial statements.

Effective January 1, 2011, Statement of Statutory Accounting Principles No. 43R, Loan-backed and Structured Securities (SSAP 43R) was amended to clarify that debt securities held that are issued by a trust, special purpose entity or limited liability company in which there is no direct recourse to the sponsor of the entity, but only direct recourse to the assets of the issuer, should be classified as loan-backed securities under SSAP 43R, not as an issuer obligation under Statement of Statutory Accounting Principles No. 26, Bonds, excluding Loan-backed and Structured Securities. As a result, during 2011, the Company reclassified 21 securities from corporate debt securities to asset-backed securities held at December 31, 2010 with a book/adjusted carry value of $80.6 million and a fair value of $79.1 million. The reclassification does not impact the total debt securities line item on the balance sheet. Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2010, the Company changed the statutory valuation method for active life group long-term disability coverage from contract reserves to an unearned premium reserve. Statement of Statutory Accounting Principles No. 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations. The Company has recorded an increase of $34.8 million to surplus as a result of the change in valuation basis through the Change in Reserve on Account of Change in Valuation Basis line on the Statement of Changes in Capital and Surplus.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 91-Revised, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SSAP 91R). In accordance with SSAP 91R, the Company changed the method of reporting securities lending transactions. SSAP 91R requires collateral received which may be sold or repledged to be reflected on the balance sheet, along with the obligation to return the collateral. Collateral received which may not be sold or repledged is not recorded on the balance sheet. For securities lending transactions reported on the balance sheet, the collateral received and the reinvestment of that collateral by an affiliated agent is reflected with the invested assets on the balance sheet based on the type of investment and an offsetting liability is recognized for the obligation to return the collateral. The collateral received and the reinvestment of that collateral by an unaffiliated agent must be reflected as a one-line entry on the balance sheet and an offsetting liability is recognized for the obligation to return the collateral. Prior to the adoption of SSAP 91R, the Company did not reflect collateral reinvested by an unaffiliated agent on the balance sheet. At December 31, 2010, SSAP 91R resulted in an increase in securities lending reinvested collateral assets of $93.3 million and an increase in the obligation to return the collateral of $93.3 million.

Effective December 31, 2010, the Company adopted Statement of Statutory Accounting Principles No. 100, Fair Value Measurements (SSAP 100). SSAP 100 establishes a framework for measuring fair value under current statutory accounting pronouncements that require or permit fair value measurement. SSAP 100 retains the price notion in the definition of fair value, but clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the most advantageous market for that asset or liability. SSAP 100 also clarifies that fair value measurement should be based on market, not entity specific, assumptions that include an adjustment for risk if the market would use such an adjustment in pricing. SSAP 100 also establishes a three-level fair value measurement hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The highest priority is given to quoted market prices and the lowest priority to unobservable inputs where there is little or no market activity for the asset or liability. The adoption of SSAP 100 did not have a material impact on the Company’s financial statements. See Note 3 for further information.

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R). In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss. SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost. SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009. As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R. The cumulative effect adjustment is net of federal income taxes of $4.4 million. SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles No. 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R). SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard. The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009. SSAP 10R is effective for 2009, 2010 and 2011 financial statements only. SSAP 10 and SSAP 10R will be replaced by SSAP 101, which is effective January 1, 2012, as authoritative guidance over the reporting of income taxes. See prior accounting change note for further information.

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99). SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment. SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities. This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured. The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2011 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements on April 24, 2012.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$57,727	$5,213	$—	$62,940
Debt securities issued by states of the U.S. and political subdivisions of the states	28,362	2,624	—	30,986
Corporate securities	2,194,600	389,623	(10,169)	2,574,054
Commercial mortgage-backed securities	179,161	9,855	(7)	189,009
Residential mortgage-backed securities	710,924	25,730	(46,726)	689,928
Asset-backed securities	191,151	4,142	(9,007)	186,286
Total	$3,361,925	$437,187	$(65,909)	$3,733,203

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$38,998	$3,523	$(635)	$41,886
Debt securities issued by states of the U.S. and political subdivisions of the states	47,732	710	(561)	47,881
Corporate securities	2,316,100	236,299	(9,660)	2,542,739
Commercial mortgage-backed securities	199,091	7,964	(22)	207,033
Residential mortgage-backed securities	724,305	15,222	(60,320)	679,207
Asset-backed securities	66,341	3,494	(2,757)	67,078
Total	$3,392,567	$267,212	$(73,955)	$3,585,824

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company holds investments in certain loan-backed securities that are classified in the asset-backed securities line above. The book/adjusted carry value and fair value of these securities are $77.4 million and $75.5 million, respectively, at December 31, 2011. These loan-backed securities were classified as corporate securities at December 31, 2010. See the Accounting Changes section in Note 1 for further discussion.

At December 31, 2011 and 2010, the Company held unrated or less-than-investment grade corporate debt securities with a book/adjusted carry value of $309.4 million and $285.3 million, respectively, and an aggregate fair value of $266.8 million and $249.4 million, respectively. Such holdings amounted to 9.2% and 8.4%, respectively, of the Company’s investments in debt securities and 3.7% and 3.4%, respectively, of the Company’s total admitted assets as of December 31, 2011 and 2010. The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities. The Company considers these evaluations in its overall investment strategy.

Unrealized gains and losses on investments in unaffiliated common stocks, common stock mutual funds and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$117	$3	$—	$120

Common stocks, unaffiliated	$644,478	$287,356	$(48,151)	$883,683
Common stocks, mutual funds	83,158	4,059	(2,224)	84,993
Common stocks, subsidiaries	1,458,549	296,900	—	1,755,449
	$2,186,185	$588,315	$(50,375)	$2,724,125

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2010:
Preferred stocks	$334	$1	$—	$335

Common stocks, unaffiliated	$617,053	$343,234	$(8,681)	$951,606
Common stocks, mutual funds	81,583	8,106	(437)	89,252
Common stocks, subsidiaries	1,453,548	376,497	—	1,830,045
	$2,152,184	$727,837	$(9,118)	$2,870,903

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	—	—	—	—
Corporate securities	(6,040)	108,219	(4,129)	22,525
Commercial mortgage-backed securities(1)	(7)	13,951	—	—
Residential mortgage-backed securities(1)	(2,582)	42,142	(44,144)	190,978
Asset-backed securities(1)	(2,008)	41,542	(6,999)	37,913
Total	$(10,637)	$205,854	$(55,272)	$251,416

(1) Amounts relate to securities subject to SSAP 43R.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(In Thousands)
At December 31, 2011:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(46,821)	$181,130	$(1,330)	$5,244
Common stocks, mutual funds	(2,223)	34,403	(1)	6
Total	$(49,044)	$215,533	$(1,331)	$5,250

At December 31, 2010:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(635)	$14,301	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(561)	19,295	—	—
Corporate securities	(4,140)	133,723	(5,520)	58,429
Commercial mortgage-backed securities(1)	(22)	5,715	—	—
Residential mortgage-backed securities(1)	(1,048)	30,484	(59,272)	237,645
Asset-backed securities(1)	—	—	(2,757)	23,393
Total	$(6,406)	$203,518	$(67,549)	$319,467

Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$(7,479)	$117,664	$(1,202)	$17,829
Common stocks, mutual funds	(85)	11,080	(352)	4,069
Total	$(7,564)	$128,744	$(1,554)	$21,898

(1) Amounts relate to securities subject to SSAP 43R.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Investments that are impaired at December 31, 2011 and 2010, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks. The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fair value fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities. For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities. The aggregated unrealized loss is approximately 14.6% and 11.0% of the carrying value of these securities at December 31, 2011 and 2010, respectively. At December 31, 2011, there were a total of 176 securities held that are considered temporarily impaired, 57 of which have been impaired for 12 months or longer. At December 31, 2010, there were a total of 253 securities held that are considered temporarily impaired, 95 of which have been impaired for 12 months or longer. The Company recorded other-than-temporary impairments on securities of $39.1 million, $11.6 million and $76.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security held at December 31, 2011 with a recognized other-than-temporary impairment (OTTI) for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2011:

021468AG8	$2,768	$2,533	$235	$2,533	$2,014	12/31/2011
05948KXT1	4,598	4,428	170	4,428	3,473	12/31/2011
12668BYF4	1,507	1,424	83	1,424	1,109	12/31/2011
17309AAD1	14,373	13,443	930	13,443	11,913	12/31/2011
46628SAJ2	2,307	1,946	361	1,946	1,266	12/31/2011
61751DAH7	13,499	12,977	522	12,977	8,019	12/31/2011
61752RAL6	850	787	63	787	537	12/31/2011
74922EAF6	364	336	28	336	268	12/31/2011
75970JAD8	1,312	1,231	81	1,231	956	12/31/2011
761118MD7	19,322	18,653	669	18,653	16,079	12/31/2011
76112HAD9	14,942	11,801	3,141	11,801	8,496	12/31/2011
872225AF4	524	158	366	158	139	9/30/2011
52523KAJ3	1,809	1,458	351	1,458	756	6/30/2011
Total	$78,175	$71,175	$7,000	$71,175	$55,025

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)
For the year ended December 31, 2010:

74922EAF6	$408	$396	$12	$396	$321	12/31/2010
75970JAD8	1,605	1,464	141	1,464	1,282	12/31/2010
872225AF4	966	563	403	563	359	12/31/2010
12668BYF4	1,747	1,644	103	1,644	1,281	9/30/2010
75970JAJ5	8,188	7,043	1,145	7,043	4,312	9/30/2010
021468AG8	3,318	3,062	256	3,062	2,358	6/30/2010
02148JAD9	3,873	3,626	247	3,626	2,749	6/30/2010
12628KAA0	63	51	12	51	51	6/30/2010
45660L2V0	6,712	6,430	282	6,430	4,863	6/30/2010
52521HAJ2	3,040	2,917	123	2,917	2,286	6/30/2010
61749EAF4	3,053	2,790	263	2,790	1,890	6/30/2010
75970JAJ5	8,411	8,238	173	8,238	4,866	6/30/2010
76112HAD9	17,087	15,172	1,915	15,172	11,819	6/30/2010
872225AF4	1,787	950	837	950	564	6/30/2010
Total	$60,258	$54,346	$5,912	$54,346	$39,001

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

CUSIP	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other- Than- Temporary Impairment	Amortized Cost After Other- Than- Temporary Impairment	Fair Value	Date of Other- Than- Temporary Impairment
(In Thousands)

For the six month period ended December 31, 2009:

12668BYF4	$1,838	$1,749	$89	$1,749	$1,377	12/31/2009
65538PAF5	8,207	8,023	184	8,023	5,764	12/31/2009
75970JAJ5	8,744	8,446	298	8,446	5,038	12/31/2009
761118MD7	21,594	20,588	1,006	20,588	14,524	12/31/2009
059515BF2	3,810	3,349	461	3,349	2,735	9/30/2009
872225AF4	2,990	1,846	1,144	1,846	803	9/30/2009
Total	$47,183	$44,001	$3,182	$44,001	$30,241

The Company had no other-than-temporary impairments on loan-backed securities for the years ended December 31, 2011, 2010 and the six month period ended December 31, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2011, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(In Thousands)
Years to maturity:
One or less	$83,226	$84,054
After one through five	478,165	516,226
After five through ten	452,173	507,709
After ten	1,267,125	1,559,991
Mortgage-backed securities/Asset-backed securities	1,081,236	1,065,223
Total	$3,361,925	$3,733,203

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2011, 2010 and 2009 were $469.4 million, $316.1 million, and $723.8 million; gross gains of $2.6 million, $6.6 million, and $15.3 million and gross losses of $0.9 million, $1.8 million, and $8.7 million were realized on these sales in 2011, 2010 and 2009, respectively.

Proceeds from the sales of investments in equity securities during 2011, 2010 and 2009 were $283.2 million, $316.0 million, and $438.7 million; gross gains of $103.4 million, $55.0 million, and $130.0 million and gross losses of $7.2 million, $14.1 million, and $51.5 million were realized on these sales in 2011, 2010 and 2009, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2011	2010	2009
	(In Thousands)

Realized capital gains (losses)	$90,823	$34,615	$65,783
Less amount transferred to IMR (net of related taxes (benefits) of $874 in 2011, $1,587 in 2010 and $5,827 in 2009)	1,623	2,948	10,823
Less federal income tax expense (benefit) of realized capital gains (losses)	35,371	11,783	27,556
Net realized capital gains (losses)	$53,829	$19,884	$27,404

Net investment income consisted of the following for the years ended December 31:

	2011	2010	2009
	(In Thousands)

Debt securities	$188,836	$200,231	$194,731
Equity securities	181,432	72,657	37,725
Mortgage loans	2,678	3,021	2,989
Real estate	13,889	13,614	18,219
Policy loans	11,755	11,312	11,143
Cash, cash equivalents and short-term investments	479	521	1,533
Other invested assets	62,079	17,382	16,340
Other	711	856	2,192
Gross investment income	461,859	319,594	284,872
Investment expenses	19,246	18,390	20,214
Net investment income	$442,613	$301,204	$264,658

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2011, 76.3% of such mortgages, or $28.7 million, involved properties located in Texas and Florida. Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.3 million. During 2011, the respective maximum and minimum lending rates for mortgage loans issued were 7.00% and 2.48%, respectively. At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

During 2011, the Company had proceeds from the sale of two real estate investments in the amount of $55.5 million and realized gains of $27.9 million on the sales. The gains on the sales of real estate were recorded on the net realized capital gains (losses) line on the statement of operations. Proceeds from the sales of real estate during 2010 and 2009 were $4.5 million and $25.9 million, respectively. No gross gains or losses were realized on the sales of real estate in 2010 and 2009.

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels. The Company’s policy is to recognize transfers in and transfers out of levels at the end of the reporting period.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. As described below, certain fair values are determined through the use of third-party pricing services. Management does not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs. Less liquid private placement securities, auction rate securities and asset/mortgage-backed securities trading in less liquid or illiquid markets with limited or no pricing information are valued using either broker quotes or by discounting the expected cash flows using current market-consistent rates applicable to the yield, credit quality and maturity of each security.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices obtained from third-party pricing services. The fair values of certain equity securities for which no publicly quoted prices are available have been determined through the use of third-party pricing services utilizing market observable inputs. Actively traded mutual funds are valued using the net asset values of the funds.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk. The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Derivative Instruments

The fair values of free-standing derivative instruments, primarily call options, are determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Securities Lending Reinvested Collateral Assets

The fair value of securities lending reinvested collateral assets are from third-party sources utilizing publicly quoted prices.

Other Invested Assets

Other invested assets primarily include private equity investments, fixed income funds, real estate partnerships and surplus debentures. The fair values of private equity investments and fixed income funds have been determined using available sales prices, the net asset values of the funds or internal valuation methodologies appropriate for the specific assets. The fair values of certain real estate partnership investments have been determined utilizing internal valuation methodologies appropriate for the specific assets. The fair values of surplus debentures have been determined using quoted market prices consistent with corporate debt securities.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as similar assets held in the general account.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

Securities Lending Liability

The liability represents the Company’s obligation to return collateral related to securities lending transactions. The liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Assets:
Residential mortgage-backed securities	$687	$—	$—	$687
Common stocks, unaffiliated	883,683	883,683	—	—
Common stocks, mutual funds	84,992	84,992	—	—
Separate account assets	757,365	418,846	150,908	187,611
Total assets	$1,726,727	$1,387,521	$150,908	$188,298

Liabilities:
Derivatives	$(693)	$—	$—	$(693)

At December 31, 2010:
Assets:
Residential mortgage-backed securities	$324	$—	$—	$324
Common stocks, unaffiliated	951,606	951,606	—	—
Common stocks, mutual funds	89,252	89,252	—	—
Separate account assets	808,003	506,934	146,994	154,075
Total assets	$1,849,185	$1,547,792	$146,994	$154,399

There were no significant transfers between Level 1 and Level 2 of the fair value hierarchy.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Transfers	Ending Asset/ (Liability) as of
	January 1, 2011	Net Income	Surplus	Other	and Settlements	Into Level 3**	Out of Level 3**	December 31, 2011
	(In Thousands)
Assets:
Residential mortgage-backed securities	$324	$(366)	$169	$—	$(56)	$616	$—	$687
Separate account assets	154,075	—	—	20,963	12,573	—	—	187,611
Total assets	$154,399	$(366)	$169	$20,963	$12,517	$616	$—	$188,298

Liabilities:
Derivatives	$—	$462	$(129)	$—	$(1,026)	$—	$—	$(693)

*       Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

**    Transfers into Level 3 are due to securities receiving an NAIC 6 rating. Transfers out of Level 3 are due to securities no longer having an NAIC 6 rating.

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements

Residential mortgage-backed securities	$—	$—	$—	$(56)	$(56)
Separate account assets	22,223	—	—	(9,650)	12,573
Derivative liabilities	—	(1,388)	—	362	(1,026)
Total	$22,223	$(1,388)	$—	$(9,344)	$11,491

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/Unrealized Gains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers In (Out)	Ending Asset/ (Liability) as of
	January 1, 2010	Net Income	Surplus	Other	and Settlements	of Level 3	December 31, 2010
	(In Thousands)
Assets:
Residential mortgage-backed securities	$804	$(1,241)	$788	$—	$(27)	$—	$324
Separate account assets	141,149	—	—	14,450	(1,524)	—	154,075
Total assets	$141,953	$(1,241)	$788	$14,450	$(1,551)	$—	$154,399

*     Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(In Thousands)
Assets:
Debt securities	$3,361,925	$3,733,203	$3,392,567	$3,585,824
Preferred stocks	117	120	334	335
Common stocks, unaffiliated	883,683	883,683	951,606	951,606
Common stocks, mutual funds	84,993	84,993	89,252	89,252
Mortgage loans	37,631	40,549	38,567	40,948
Cash, cash equivalents and short-term investments	261,501	261,501	148,733	148,733
Securities lending reinvested collateral assets	20,198	20,507	93,284	92,970
Other invested assets	703,419	774,783	676,441	748,648
Separate account assets	757,365	757,365	808,003	808,003

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$6,787	$7,424	$6,935	$7,431
Derivatives	693	693	—	—
Securities lending liability	138,287	138,287	244,025	244,025

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions

The Company owns a 100% interest in WSLAC, whose carrying value is $986.9 million at December 31, 2011. The Company carries WSLAC at its underlying statutory equity, which exceeds 10% of the admitted assets of the Company. The accounting policies of WSLAC are the same as those of the Company described in Note 1. The summary financial data for WSLAC is as follows:

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Admitted assets
Cash and invested assets:
Debt securities	$9,880,752	$10,004,546
Preferred and common stocks	145,519	147,685
Investment in common stock of subsidiaries	949	8,929
Mortgage loans	753,520	724,580
Policy loans	44,615	45,371
Real estate, held for the production of income	25,323	26,134
Cash, cash equivalents and short-term investments	160,639	393,869
Receivable for securities	4,925	4,619
Derivatives	2,920	—
Securities lending reinvested collateral assets	27,846	28,377
Other invested assets	128,269	100,138
Total cash and invested assets	11,175,277	11,484,248

Investment income due and accrued	106,674	109,296
Premiums deferred and uncollected	21,658	21,204
Net deferred income tax asset	32,662	34,546
Other admitted assets	12,813	19,858
Separate account assets	45,779	56,188
Total admitted assets	$11,394,863	$11,725,340

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Balance Sheets (Statutory-Basis)

	December 31
	2011	2010
	(In Thousands)
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$8,977,599	$8,725,764
Liability for deposit-type contracts	908,197	1,272,868
Policy and contract claims	9,743	9,893
Premiums received in advance	372	399
Total policy and contract liabilities	9,895,911	10,008,924

General expense due and accrued	5,813	5,617
Current federal income taxes payable to parent	5,763	13,374
Transfer to (from) separate accounts due and accrued, net	(2,798)	(3,727)
Asset valuation reserve	91,872	69,891
Interest maintenance reserve	13,070	4,603
Other liabilities	40,735	46,483
Dividends to stockholders declared and unpaid	—	25,000
Derivatives	—	506
Payable for securities lending	311,859	466,148
Separate account liabilities	45,779	56,188
Total liabilities	10,408,004	10,693,007

Capital and surplus:
Common stock, $1 par value, authorized 10,000 shares, issued and outstanding 2,500 shares	2,500	2,500
Paid-in surplus	761,308	761,308
Accumulated surplus	223,051	268,525
Total capital and surplus	986,859	1,032,333
Total liabilities and capital and surplus	$11,394,863	$11,725,340

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2011	2010
	(In Thousands)
Premiums and other revenues:
Premiums and annuity considerations	$887,767	$1,024,683
Net investment income	603,042	602,096
Considerations for supplementary contracts with life contingencies	3,184	2,831
Amortization of the interest maintenance reserve	2,536	396
Fees from management of separate accounts	588	746
Other revenues	343	1,628
Total premiums and other revenues	1,497,460	1,632,380
Benefits paid or provided:
Death benefits	87,181	83,336
Annuity benefits	230,265	198,285
Disability and accident and health benefits	2,861	2,840
Surrender benefits	570,448	580,771
Payments on supplementary contracts with life contingencies	3,322	309
Other benefits	52,632	61,690
Increase (decrease) in policy reserves and other policyholders’ funds	251,835	431,643
Total benefits paid or provided	1,198,544	1,358,874
Insurance expenses and other deductions:
Commissions	55,791	66,273
General expenses	73,643	72,888
Net transfers to (from) separate accounts	(8,958)	(17,479)
Other deductions	12,534	11,024
Total insurance expenses and other deductions	133,010	132,706
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	165,906	140,800
Federal income tax expense (benefit), excluding tax on capital gains	41,944	37,888
Gain (loss) from operations before net realized capital gains (losses)	123,962	102,912
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(19,642)	(22,312)
Net income (loss)	$104,320	$80,600

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

Intercompany fees for management services provided to the Company’s subsidiaries and affiliates, both direct and indirect, included in net income of the Company were as follows:

	2011	2010	2009
	(In Thousands)

WSLAC	$72,812	$75,784	$72,767
Columbus Life	5,996	5,711	5,629
Integrity	10,994	10,204	11,620
National	8,239	7,903	7,662
Lafayette Life*	5,675	945	912
Total	$103,716	$100,547	$98,590

* The intercompany fees for management services provided to The Lafayette Life Insurance Company (Lafayette Life) significantly increased in 2011 due to the transition of Lafayette Life’s home office operations from Lafayette, Indiana to Cincinnati, Ohio in June of 2011.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $24.7 million, $27.9 million and $18.8 million in 2011, 2010 and 2009, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $212.3 million and $261.3 million at December 31, 2011 and 2010, respectively.

At December 31, 2011 and 2010, the Company had $85.0 million and $89.3 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On December 9, 2011, the Company paid a $15.0 million ordinary dividend to its parent, WSFG. The dividend was in the form of cash.

On December 9, 2011, the Company paid a $37.0 million ordinary dividend to its parent, WSFG. The dividend consisted of $3.3 million in cash and $33.7 million in common stocks. WSFG contributed the cash and common stock to its subsidiary, Lafayette Life.

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related-Party Transactions (continued)

The Company received a $75.0 million ordinary dividend and a $25.0 million extraordinary dividend from its subsidiary, WSLAC, on December 5, 2011 and December 28, 2011, respectively. The dividends were in the form of cash.

The Company received a $26.0 million extraordinary dividend and a $6.5 million extraordinary dividend from its subsidiary, Columbus Life, on December 5, 2011 and December 29, 2011, respectively. The dividends were in the form of cash.

The Company received a $14.7 million extraordinary dividend and a $2.8 million extraordinary dividend from its subsidiary, Columbus Life, on December 20, 2011 and December 28, 2011, respectively. The dividends were in the form of bonds at fair value.

At December 31, 2010, the Company accrued $100.0 million for a dividend to be paid in the form of cash to its parent, WSFG. The dividend was paid on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from WSLAC. The dividend was received on January 3, 2011.

At December 31, 2010, the Company accrued a dividend of $25.0 million to be received in the form of cash from Columbus Life. The dividend was received on January 3, 2011.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, WSLAC, Columbus Life and Integrity, respectively. The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, WSFG, in the amount of $20.0 million. The contribution was in the form of common stock at fair value.

The Company has entered into multiple reinsurance agreements with affiliated entities. See Note 5 for further description.

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements. The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

The Company has a modified coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002. Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life. Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company. Life and accident and health reserves ceded from the Company to Columbus Life totaled $639.1 million and $654.9 million at December 31, 2011 and 2010, respectively.

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life, an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers. Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.2 million and $1.0 million at December 31, 2011 and 2010, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

48

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2011	2010	2009
	(In Thousands)

Direct premiums	$281,531	$289,174	$292,220
Assumed premiums:
Affiliates	4,474	2,838	226
Nonaffiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Nonaffiliates	(5,648)	(5,884)	(5,981)
Net premiums	$280,357	$286,128	$286,465

The Company’s ceded reinsurance arrangements reduced certain other items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2011	2010	2009
	(In Thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Nonaffiliates	2,910	2,991	2,682
Policy and contract liabilities:
Affiliates	639,092	654,948	674,214
Nonaffiliates	52,153	50,521	49,148
Other admitted assets:
Affiliates	—	—	—
Nonaffiliates	150	320	584

Other than as described above, in 2011, 2010 and 2009, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

49

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

At December 31, 2011, the Company has no significant reserves ceded to unauthorized reinsurers. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2011, the Company’s reinsurance recoverables are not material and no individual reinsurer owed the Company an amount that was equal to or greater than 3% of the Company’s capital and surplus.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2011, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2011 if all reinsurance agreements were cancelled.

50

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its eligible subsidiaries and affiliates file a consolidated federal income tax return. Amounts due from the subsidiaries and affiliates for federal income taxes were $7.3 million and $28.1 million at December 31, 2011 and 2010, respectively. The tax years of 2011, 2010, 2009 and 2008 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2011, in the event of future net losses is $33.7 million, $0.0 million and $26.8 million from 2011, 2010 and 2009, respectively.

The change in net deferred income taxes is comprised of the following:

2011		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$243,601	$39,280	$282,881
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	243,601	39,280	282,881
(d)	Deferred tax liabilities	102,995	109,798	212,793
(e)	Net deferred tax assets/(liabilities) (c – d)	140,606	(70,518)	70,088
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$140,606	$(70,518)	$70,088

2010		Ordinary	Capital	Total
		(In Thousands)

(a)	Gross deferred tax assets	$218,886	$18,583	$237,469
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	218,886	18,583	237,469
(d)	Deferred tax liabilities	63,913	138,441	202,354
(e)	Net deferred tax assets/(liabilities) (c – d)	154,973	(119,858)	35,115
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$154,973	$(119,858)	$35,115

51

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
			(In Thousands)

(a)	Gross deferred tax assets	$24,715	$20,697	$45,412
(b)	Statutory valuation allowance adjustment	—	—	—
(c)	Adjusted gross deferred tax assets (a – b)	24,715	20,697	45,412
(d)	Deferred tax liabilities	39,082	(28,643)	10,439
(e)	Net deferred tax assets/(liabilities) (c – d)	(14,367)	49,340	34,973
(f)	Deferred tax assets nonadmitted	—	—	—
(g)	Net admitted deferred tax assets/(liabilities) (e – f)	$(14,367)	$49,340	$34,973

The Company has elected to admit DTAs pursuant to paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10. The current period election does not differ from the prior period election.

The following table provides the increased amount by tax character, and the change in such, of admitted adjusted gross DTAs as the result of the application of paragraph 10.e. of SSAP No. 10R, Income Taxes — A Temporary Replacement of SSAP No. 10:

	2011	2010	Change
	(In Thousands)
Increase (decrease) in deferred tax assets admitted from SSAP 10R, para. 10.e.	$18,391	$2,507	$15,884

52

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2011		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$—	$5,500	$5,500
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	46,197	—	46,197
(c)	SSAP 10R, Paragraph 10.b.i.	46,197	—	46,197
(d)	SSAP 10R, Paragraph 10.b.ii.			354,259
(e)	SSAP 10R, Paragraph 10.c.	179,013	33,780	212,793
(f)	Total (a + b + e)	$225,210	$39,280	$264,490

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$—	$5,500	$5,500
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	65,689	—	65,689
(i)	SSAP 10R, Paragraph 10.e.ii.a.	65,689	—	65,689
(j)	SSAP 10R, Paragraph 10.e.ii.b.			531,389
(k)	SSAP 10R, Paragraph 10.e.iii.	177,912	33,780	211,692
(l)	Total (g + h + k)	$243,601	$39,280	$282,881

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$3,976,288
(n)	RBC authorized control level	$412,942

53

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

2010		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$8,129	$—	$8,129
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	24,479	—	24,479
(c)	SSAP 10R, Paragraph 10.b.i.	24,479	—	24,479
(d)	SSAP 10R, Paragraph 10.b.ii.			341,003
(e)	SSAP 10R, Paragraph 10.c.	183,771	18,583	202,354
(f)	Total (a + b + e)	$216,379	$18,583	$234,962

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$8,129	$—	$8,129
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	46,297	—	46,297
(i)	SSAP 10R, Paragraph 10.e.ii.a.	46,297	—	46,297
(j)	SSAP 10R, Paragraph 10.e.ii.b.			511,505
(k)	SSAP 10R, Paragraph 10.e.iii.	164,460	18,583	183,043
(l)	Total (g + h + k)	$218,886	$18,583	$237,469

Total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluation were as follows:

(m)	Total adjusted capital	$3,928,973
(n)	RBC authorized control level	$405,907

54

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
		(In Thousands)
Admission calculation components SSAP 10R, Paragraphs 10.a, 10.b, and 10.c.:
(a)	SSAP 10R, Paragraph 10.a.	$(8,129)	$5,500	$(2,629)
(b)	SSAP 10R, Paragraph 10.b. (lesser of para. 10.b.i. and 10.b.ii. below)	21,718	—	21,718
(c)	SSAP 10R, Paragraph 10.b.i.	21,718	—	21,718
(d)	SSAP 10R, Paragraph 10.b.ii.			13,256
(e)	SSAP 10R, Paragraph 10.c.	(4,758)	15,197	10,439
(f)	Total (a + b + e)	$8,831	$20,697	$29,528

Admission calculation components SSAP 10R, Paragraph 10.e.:
(g)	SSAP 10R, Paragraph 10.e.i.	$(8,129)	$5,500	$(2,629)
(h)	SSAP 10R, Paragraph 10.e.ii. (lesser of para. 10.e.ii.a. and 10.e.ii.b. below)	19,392	—	19,392
(i)	SSAP 10R, Paragraph 10.e.ii.a.	19,392	—	19,392
(j)	SSAP 10R, Paragraph 10.e.ii.b.			19,884
(k)	SSAP 10R, Paragraph 10.e.iii.	13,452	15,197	28,649
(l)	Total (g + h + k)	$24,715	$20,697	$45,412

The changes in total adjusted capital and the RBC authorized control level used in the SSAP 10R, paragraph 10.d. evaluations were as follows:

(m)	Total adjusted capital	$47,315
(n)	RBC authorized control level	$7,035

55

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The impact of tax planning strategies on adjusted gross DTAs and net admitted DTAs is as follows:

	Ordinary	Capital	Total
For the year ended December 31, 2011:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

For the year ended December 31, 2010:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	0.00%	0.00%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	0.00%	0.00%

Change:
Adjusted gross DTA (% of total adjusted gross DTAs)	0.00%	1.94%	1.94%
Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.00%	1.94%	1.94%

56

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The amount of admitted deferred tax assets, admitted assets, statutory surplus and total adjusted capital in the risk-based capital calculation and the increased amount of deferred tax assets, admitted assets and statutory surplus as a result of the application of SSAP No. 10R, paragraph 10.e. is as follows:

2011		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$225,210	$39,280	$264,490
(b)	Admitted assets			$8,297,855
(c)	Adjusted statutory surplus *			$3,536,166
(d)	Total adjusted capital from DTAs			$3,957,897

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$18,391	$—	$18,391
(f)	Admitted assets			$18,391
(g)	Statutory surplus			$18,391

2010		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$216,379	$18,583	$234,962
(b)	Admitted assets			$8,481,570
(c)	Adjusted statutory surplus *			$3,531,099
(d)	Total adjusted capital from DTAs			$3,926,466

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets	$2,507	$—	$2,507
(f)	Admitted assets			$2,507
(g)	Statutory surplus			$2,507

57

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Change		Ordinary	Capital	Total
			(In Thousands)
SSAP 10R, Paragraphs 10.a., 10.b., and 10.c.:
(a)	Admitted deferred tax assets	$8,831	$20,697	$29,528
(b)	Admitted assets			$(183,715)
(c)	Adjusted statutory surplus *			$5,067
(d)	Total adjusted capital from DTAs			$31,431

Increases due to SSAP 10R, Paragraph 10.e.:
(e)	Admitted deferred tax assets
(f)	Admitted assets	$15,884	$—	$15,884
(g)	Statutory surplus			$15,884
				$15,884

*       As reported on the statutory balance sheet for the most recently filed statement with the Ohio Department of Insurance commissioner adjusted in accordance with SSAP 10R, Paragraph 10.b.ii.

Nonadmitted deferred tax assets did not change for the years ended December 31, 2011, 2010 and 2009, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	2011	2010	2009
	(In Thousands)
Federal	$(2,101)	$(2,860)	$6,783
Foreign	365	—	—
Subtotal	(1,736)	(2,860)	6,783
Federal income tax on net capital gains	35,371	11,783	27,556
Utilization of capital loss carry-forwards	—	—	—
Other	(11,770)	(6,027)	(6,649)
Federal and foreign income taxes incurred	$21,865	$2,896	$27,690

58

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The main components of the deferred tax amounts at December 31, are as follows:

			2011	2010	Change
			(In Thousands)
Deferred tax assets:
(a)	Ordinary:
	(1)	Discounting of unpaid losses	$—	$—	$—
	(2)	Unearned premium revenue	—	—	—
	(3)	Policyholder reserves	57,707	51,504	6,203
	(4)	Investments	3,769	—	3,769
	(5)	Deferred acquisition costs	33,134	33,979	(845)
	(6)	Policyholder dividends accrual	9,579	9,784	(205)
	(7)	Fixed assets	1,201	2,878	(1,677)
	(8)	Compensation and benefits accrual	114,600	113,309	1,291
	(9)	Pension accrual	17,202	—	17,202
	(10)	Receivables – nonadmitted	731	971	(240)
	(11)	Net operating loss carry-forward	—	—	—
	(12)	Tax credit carry-forward	—	—	—
	(13)	Other	5,678	6,461	(783)
	(14)	Subtotal	243,601	218,886	24,715
(b)	Statutory valuation allowance adjustment		—	—	—
(c)	Nonadmitted		—	—	—
(d)	Admitted ordinary deferred tax assets (a14 – b – c)		243,601	218,886	24,715
(e)	Capital:
	(1)	Investments	39,280	18,583	20,697
	(2)	Net capital loss carry-forward	—	—	—
	(3)	Real estate	—	—	—
	(4)	Other	—	—	—
	(5)	Subtotal	39,280	18,583	20,697
(f)	Statutory valuation allowance adjustment		—	—	—
(g)	Nonadmitted		—	—	—
(h)	Admitted capital deferred tax assets (e5 – f – g)		39,280	18,583	20,697
(i)	Admitted deferred tax assets (d + h)		$282,881	$237,469	$45,412

59

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

			2011	2010	Change
			(In Thousands)
Deferred tax liabilities:
(a)	Ordinary:
	(1)	Investments	$70,185	$38,821	$31,364
	(2)	Fixed assets	4,767	4,478	289
	(3)	Deferred and uncollected premium	19,180	19,104	76
	(4)	Policyholder reserves	—	—	—
	(5)	Other	8,863	1,510	7,353
	(6)	Subtotal	102,995	63,913	39,082
(b)	Capital:
	(1)	Investments	109,798	138,441	(28,643)
	(2)	Real estate	—	—	—
	(3)	Other	—	—	—
	(4)	Subtotal	109,798	138,441	(28,643)
(c)	Deferred tax liabilities (a6 + b4)		$212,793	$202,354	$10,439

Net deferred tax assets (liabilities)			$70,088	$35,115	$34,973

Less tax (expense) benefit from unrealized gains/losses and additional minimum pension liability					51,689
Change in net deferred income taxes					$(16,716)

60

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains. The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2011	Tax Rate	2010	Tax Rate	2009	Tax Rate
	(In Thousands)
Provision computed at statutory rate	$73,245	35.00%	$8,224	35.00%	$18,049	35.00%
Dividends received deduction	(56,613)	(27.05)	(20,372)	(86.70)	(2,586)	(5.01)
Tax credits	(1,621)	(0.77)	(870)	(3.70)	(1,792)	(3.48)
Other invested assets	1,716	0.82	1,387	5.90	5,563	10.79
Medicare Part D	—	0.00	4,900	20.85	—	0.00
Pension plan	7,221	3.45	7,432	31.63	3,427	6.65
Pension asset	(14,000)	(6.69)	—	0.00	—	0.00
Additional minimum pension liability	(17,202)	(8.22)	—	0.00	9,814	19.03
Change in reserve valuation basis	—	0.00	12,182	51.84	—	0.00
Security transfer (1)	—	0.00	—	0.00	(54,845)	(106.35)
Other	(2,609)	(1.25)	(3,463)	(14.73)	(4,718)	(9.16)
Total	$(9,863)	(4.71)%	$9,420	40.09%	$(27,088)	(52.53)%

Federal and foreign income taxes incurred	$(13,506)	(6.45)%	$(8,887)	(37.82)%	$134	0.26%
Change in net deferred income taxes (2)	3,643	1.74	18,307	77.91	(27,222)	(52.79)
Total statutory income taxes	$(9,863)	(4.71)%	$9,420	40.09%	$(27,088)	(52.53)%

(1)          Tax effects of securities transferred to other legal entities within the tax sharing agreement.

(2)          Excludes change in net deferred income taxes on certain realized gains/losses of $(4,129), $332 and $(4,532) for the years ended December 31, 2011, 2010 and 2009, respectively.

61

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Capital and Surplus

The Company is required by statutory regulations to meet minimum risk-based capital standards. Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile. At December 31, 2011 and 2010, the Company exceeded the minimum risk-based capital.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31 less any dividends paid in the preceding 12 months, but only to the extent of earned surplus as of the preceding December 31. Based on these limitations, the Company is able to pay dividends of up to $355.5 million in 2012 without seeking prior regulatory approval based on capital and surplus of $3,554.6 million at December 31, 2011.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts. The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2011, the Company does not have any material lease agreements as a lessee for office space or equipment.

At December 31, 2011, the Company has future commitments to provide additional capital contributions of $288.0 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

The Company guarantees the payment of all policyholder obligations of each of the following wholly-owned subsidiaries, Columbus Life and Integrity. In addition, the Company guarantees all policyholder obligations of National, a wholly-owned subsidiary of Integrity, and Lafayette Life, an affiliated entity which is wholly-owned by the Company’s parent, WSFG. Guarantees on behalf of wholly-owned subsidiaries or on behalf of related parties that are considered to be unlimited (as in the case of the guarantee on behalf of Lafayette Life) are exempt from the initial liability recognition criteria and therefore no liability has been recognized in the financial statements. Due to the unlimited nature of the guarantees, the Company is unable to estimate the maximum potential amount of future payments under the guarantees. In the unlikely event the guarantees would be triggered, the Company may be permitted to take control of the underlying assets to recover all or a portion of the amounts paid under the guarantees.

62

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2011, the Company’s general and separate account annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	General Account	Separate Account With Guarantees	Separate Account Non- guaranteed	Total	Percent
	(In Thousands)
Subject to discretionary withdrawal:
With fair value adjustment	$—	$—	$—	$—	—%
At book value less current surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	—	—
Total with adjustment or at market value	—	—	—	—	—
Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)	406,665	—	—	406,665	35.1
Not subject to discretionary withdrawal	12,782	—	740,044	752,826	64.9
Total annuity reserves and deposit-type contract liabilities (before reinsurance)	419,447	—	740,044	1,159,491	100.0%
Less reinsurance ceded	152,075	—	—	152,075
Net annuity reserves and deposit-type contract liabilities	$267,372	$—	$740,044	$1,007,416

Interest rate changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of product durations and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

63

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives. In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries. Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010
	(In Thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$727,416	$728,185	$151,736	$199,983
Service cost	14,702	15,998	5,396	4,233
Interest cost	40,815	43,346	8,582	8,689
Medicare Part D payments received	—	—	1,778	1,869
ERRP reimbursement received	—	—	905	670
Contribution by plan participants	—	—	3,191	2,806
Actuarial (gain) loss	81,094	32,400	(6,254)	(51,146)
Benefits paid	(43,813)	(42,881)	(15,596)	(15,368)
Plan amendments	—	(49,632)	—	—
Business combinations, divestitures, curtailments, settlements and special termination benefits	—	—	5,719	—
Benefit obligation at end of year	$820,214	$727,416	$155,457	$151,736

Change in plan assets:
Fair value of plan assets at beginning of year	$726,156	$667,677	$—	$—
Actual return on plan assets	17,700	101,360	—	—
Employer contribution	40,000	—	9,722	10,023
Plan participants’ contributions	—	—	3,191	2,806
Medicare Part D payments received	—	—	1,778	1,869
ERRP reimbursement received	—	—	905	670
Benefits paid	(43,813)	(42,881)	(15,596)	(15,368)
Fair value of plan assets at end of year	$740,043	$726,156	$—	$—

64

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010
	(In Thousands)
Funded status:
(Unfunded) overfunded obligation	$(80,171)	$(1,260)	$(155,457)	$(151,736)
Unamortized prior service cost	(38,426)	(41,745)	(24,315)	(27,258)
Unrecognized net (gain) or loss	591,315	512,727	(55,686)	(51,736)
Prepaid assets* (accrued liabilities)	$472,718	$469,722	$(235,458)	$(230,730)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$789,193	$697,234	$(155,457)	$151,736

Benefit obligation for nonvested employees:
Projected pension obligation	$6,233	$5,331	$—	$—
Accumulated benefit obligation	$4,648	$4,646	$—	$—

*Indicates nonadmitted

	Pension Benefits
	2011	2010	2009
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$14,702	$15,998	$13,266
Interest cost	40,815	43,346	41,759
Expected return on plan assets	(55,298)	(61,015)	(68,561)
Amount of recognized gains and losses	40,103	36,444	28,348
Amount of prior service cost recognized	(3,318)	1,586	1,586
Total net periodic benefit cost (benefit)	$37,004	$36,359	$16,398

	Postretirement Medical
	2011	2010	2009
	(In Thousands)
Components of net periodic benefit cost:
Service cost	$5,396	$4,233	$5,788
Interest cost	8,582	8,689	11,311
Amount of recognized gains and losses	(2,244)	(2,922)	(76)
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$8,862	$7,128	$14,151

65

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010

Weighted average discount rate	5.75%	6.13%	5.75%	6.13%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	7.50%	8.00%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation at December 31:

	Pension Benefits		Postretirement Medical
	2011	2010	2011	2010

Weighted average discount rate	4.90%	5.75%	4.90%	5.75%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company’s additional minimum pension liability was $49.1 million and $0.0 million at December 31, 2011 and 2010, respectively. At December 31, 2011, there was a net surplus decrease of $31.9 million resulting from a $49.1 million increase in the additional minimum pension liability partially offset by a tax benefit of $17.2 million.

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations. The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds. The discount rate was reduced from 5.75% at December 31, 2010 to 4.90% at December 31, 2011. This resulted in a $77.8 million increase in the pension benefit obligation in 2011.

Effective January 1, 2012, the Company’s postretirement benefit plan was merged with the postretirement benefit plan of Lafayette Life. The plan merger was formally approved in December of 2011, therefore, the Company increased its postretirement benefit obligation by $5.5 million to reflect its additional liability at December 31, 2011 and recorded a receivable from Lafayette Life in an equivalent amount.

66

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

On September 22, 2010, the Company adopted an amendment to the pension plan that changes the formula used to calculate plan participant benefits prospectively effective January 1, 2011, subject to special transition provisions applicable to participants whereby the sum of years of service and age is equal to or greater than 70. The plan amendment is expected to reduce the annual service cost accrued and participant benefits paid by the pension plan in future years. The impact to future service cost accrued and participant benefits paid will depend on various factors including length of service and retirement age. The plan amendment resulted in a $49.6 million decrease in the pension benefit obligation in 2010.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets. Historical returns are determined by asset class. The historical relationships between equities, fixed income securities, and other assets are reviewed. The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return. The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2011 and 2010, and the target allocation for 2011 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2011	2011	2010
Asset category:
Equity securities	47%	54%	59%
Fixed income securities	40	20	21
Short-term investments	—	—	—
Other	13	26	20
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status,

67

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

and corporate financial condition. The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline. Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level. Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance. Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

68

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity and Fixed Income Funds

The fair values of private equity and fixed income funds have been determined utilizing the net asset values of the funds.

The fair value of the pension plan’s assets by asset category is as follows:

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2011:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$12,138	$12,138	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	3,635	—	3,635	—
Corporate securities	93,991	—	93,991	—
Residential mortgage-backed securities	21,054	—	21,054	—
Commercial mortgage-backed securities	18,456	—	18,456	—
Equity securities:
Common equity	260,862	260,862	—	—
Mutual funds	140,872	140,872	—	—
Other invested assets:
Private equity and fixed income funds	156,745	—	—	156,745
Surplus notes	2,118	—	2,118	—
Other assets	30,172	—	9,270	20,902
Total plan assets	$740,043	$413,872	$148,524	$177,647

69

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
At December 31, 2010:
Debt securities:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$9,502	$9,502	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	4,203	—	4,203	—
Debt securities issued by foreign governments	1,215	—	1,215	—
Corporate securities	96,649	—	96,649	—
Residential mortgage-backed securities	18,623	—	18,623	—
Commercial mortgage-backed securities	14,072	—	14,072	—
Equity securities:
Common equity	285,674	285,674	—	—
Mutual funds	143,260	143,260	—	—
Other invested assets:
Private equity and fixed income funds	133,948	—	—	133,948
Other assets	19,010	—	8,606	10,404
Total plan assets	$726,156	$438,436	$143,368	$144,352

70

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2011	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales, Issuances and Settlements	Transfers Into Level 3	Transfers Out of Level 3	Ending Assets as of December 31, 2011
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$133,948	$10,348	$—	$12,449	$—	$—	$156,745
Other assets	10,404	10,498	—	—	—	—	20,902
Total	$144,352	$20,846	$—	$12,449	$—	$—	$177,647

The gross purchases, issuances, sales and settlements included in the reconciliation for all assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net Purchases, Issuances, Sales and Settlements
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$20,576	$—	$—	$(8,127)	$12,449

71

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010, is as follows:

		Actual Return Gains
		(Losses) on Plan Assets
		Relating to
	Beginning	Assets Still	Relating to		Transfers	Ending
	Assets as of	Held at the	Assets Sold	Purchases,	In (Out)	Assets as of
	January 1,	Reporting	During the	Sales and	of	December 31,
	2010	Date	Period	Settlements	Level 3	2010
	(In Thousands)
Other invested assets:
Private equity and fixed income funds	$119,298	$14,425	$—	$225	$—	$133,948
Other assets	10,404	—	—	—	—	10,404
Total	$129,702	$14,425	$—	$225	$—	$144,352

For measurement purposes of the postretirement benefit obligation, a 5.75% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2011. The rate was assumed to decrease gradually to 4.75% for 2016 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2011, by $17.3 million and $(14.8) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2011 by $1.9 million and $(1.6) million, respectively.

The Company made contributions to the postretirement medical plan of $12.4 million in 2011 and expects to contribute $107.4 million between 2012 and 2021, inclusive. The Company received $1.8 million of subsidies in 2011 and expects to receive $2.3 million of subsidies in 2012 related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003. Effective January 1, 2013, the Company’s postretirement medical plan will no longer collect the Medicare Part D Subsidy.

72

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

At December 31, 2011, the assets of the Company’s pension include approximately $101.7 million invested in the Touchstone Family of Funds, which are administered by the Company, $144.9 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $7.7 million investment in a group annuity contract issued by Lafayette Life. At December 31, 2010, the assets of the Company’s pension include approximately $98.9 million invested in the Touchstone Family of Funds, which are administered by the Company, $124.2 million invested in private equity and fixed income funds managed by Fort Washington Investment Advisors, Inc. and a $9.2 million investment in a group annuity contract issued by Lafayette Life.

As of December 31, 2011, future benefit payments for the pension plan are expected as follows (in millions):

2012	$44.8
2013	45.4
2014	45.9
2015	46.6
2016	47.5
Five years thereafter	250.0

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2012	$12.0
2013	11.2
2014	11.2
2015	11.1
2016	11.0
Five years thereafter	50.8

The Company does not anticipate a required contribution to the pension plan during 2012. The Company expects to contribute approximately $12.0 million during 2012 to its postretirement medical plan.

73

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees. This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year. Total Company contributions to the defined contribution plan were $3.6 million, $1.7 million, and $1.8 million for 2011, 2010 and 2009, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2011 were as follows:

		Net of
	Gross	Loading
	(In Thousands)

Ordinary new business	$8,467	$498
Ordinary renewal	79,086	53,564
Accident and health renewal	628	424
Assumed investment type contracts	745	745
Total	$88,926	$55,231

74

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments — Other Than Investments in Related Parties

December 31, 2011

(In Thousands)

Schedule I

			Amount at Which
		Market	Shown in the
Type of Investment	Cost (1)	Value	Balance Sheet

Debt securities
Bonds:
United States government and government agencies and authorities	$126,216	$132,508	$126,216
States, municipalities and political subdivisions	498,599	530,323	498,599
Foreign governments	41,918	45,375	41,918
All other corporate bonds	2,689,078	3,018,883	2,689,078
Preferred stocks	117	120	117
Total fixed maturities	3,355,928	3,727,209	3,355,928

Equity securities
Common stocks:
Industrial, miscellaneous and all other	727,636	968,676	968,676

Mortgage loans on real estate	37,631		37,631
Real estate	31,776		31,766
Policy loans	173,728		173,728
Other long-term investments	145,118		145,118
Cash, cash equivalents and short-term investments	281,699		281,699
Total investments	$4,753,516		$4,994,546

(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

75

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(In Thousands)

Schedule III

						Benefits,
	Future					Claims
	Policy		Policy and		Net	Losses and	Other
	Benefits and	Unearned	Contract	Premium	Investment	Settlement	Operating	Premiums
	Expenses	Premiums	Liabilities	Revenue	Income*	Expenses	Expenses*	Written

Year ended December 31, 2011
Individual life	$2,525,123	$—	$31,869	$244,963	$195,796	$224,913	$92,861
Individual health	218,463	2,378	3,746	28,261	15,287	17,528	16,793	$28,234
Group life and health	86,182	—	1,283	3,605	3,133	7,780	149	—
Annuity	10,454	—	10,727	3,540	645	163,850	1,120
Corporate and other	—	—	—	—	227,752	—	45,416
	$2,840,222	$2,378	$47,625	$280,369	$442,613	$414,071	$156,339

Year ended December 31, 2010
Individual life	$2,512,010	$—	$28,890	$249,087	$196,920	$230,179	$92,852
Individual health	220,824	2,577	3,768	30,327	15,484	5,767	17,026	$30,308
Group life and health	84,040	—	555	4,854	1,858	8,144	122	—
Annuity	10,999	—	14,413	1,987	690	126,870	752
Corporate and other	—	—	—	—	86,252	—	42,933
	$2,827,873	$2,577	$47,626	$286,255	$301,204	$370,960	$153,685

Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

76

The Western and Southern Life Insurance Company

Reinsurance

(In Thousands)

Schedule IV

					Percentage
		Ceded to	Assumed		of Amount
	Gross	Other	From Other	Net	Assumed
	Amount	Companies	Companies	Amount	to Net

Year ended December 31, 2011
Life insurance in force	$16,480,336	$2,247,848	$477,216	$14,709,704	3%
Premiums:
Individual life	$245,282	$1,501	$1,182	$244,963	0%
Individual health	32,408	4,147	—	28,261	—
Group life and health	3,605	—	—	3,605	—
Annuity	248	—	3,292	3,540	93%
	$281,543	$5,648	$4,474	$280,369	2%

Year ended December 31, 2010
Life insurance in force	$16,870,507	$2,383,505	$441,468	$14,928,470	3%
Premiums:
Individual life	$249,741	$1,589	$934	$249,086	0%
Individual health	34,622	4,295	—	30,327	—
Group life and health	4,855	—	—	4,855	—
Annuity	83	—	1,904	1,987	96%
	$289,301	$5,884	$2,838	$286,255	1%

Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

77

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2011

Statements of Operations for the Year Ended December 31, 2011

Statements of Changes in Net Assets for the Years Ended December 31, 2011 and 2010

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2011 and 2010

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2011 and 2010

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2011, 2010 and 2009

Notes to Financial Statements (Statutory-Basis)

(b)         Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.               Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.               Not applicable.

3.

a.                         Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.                        Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

4.

a.                         Form of variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.                        Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

1

c.                         Form of Guaranteed Minimum Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-175481), filed April 25, 2012.

d.                        Form of Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.                         Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

5.               Form of Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

6.

a.                         Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

b.                        By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

7.

a.                     Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.                    Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.                     Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999 and May 1, 2000 to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.                         Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

b.                        Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 033-177618), filed April 25, 2012.

c.                         Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

d.                        Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

e.                         Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003.  Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                           Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

g.                        Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

h.                        Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust,

2

Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

i.                            Amendment No 5 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2010.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

j.                            Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

k.                         Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

l.                            Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

m.                      Novation of and Amendment to Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011.  Incorporated by reference to Exhibit 99.8(M) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

n.                        Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

o.                        Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

p.                        Termination, New Agreements and Amendments Relating to Intermediary Agreements for PIMCO Variable Insurance Trust among Allianz Global Investors Distributors LLC, PIMCO Investments LLC and National Integrity dated April 1, 2011.  Incorporated by reference to Exhibit 99.8(P) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

q.                        Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

r.                           Amendment No. 1 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

s.                         Amendment No. 2 to Participation Agreement among Rydex Variable Trust, Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010.  Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

t.                           Variable Products Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

u.                        Amendment No. 1 to Variable Product Services Agreement to between Rydex Distributors, LLC (formerly Rydex Distributors, Inc.) and National Integrity dated December 20, 2010.  Incorporated by reference to Exhibit 99.8(U) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

v.                        Administrative Services Agreement between PADCO Advisors II, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

w.                      Amendment No. 1 to Administrative Services Agreement between Rydex Advisors II, LLC (formerly PADCO Advisors II, Inc.) and National Integrity dated December 20, 2010.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

3

x.                         Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

y.                        Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

z.                          Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

aa.                   22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bb.                 Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

cc.                   Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(CC) from Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

dd.                 22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(DD) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ee.                   Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001.  Incorporated by reference to Exhibit 99.8(EE) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ff.                       Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

gg.                 Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004.  Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

hh.                 Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006.  Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ii.                         Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(II) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

jj.                         Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004.  Incorporated by reference to Exhibit 99.8(JJ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

kk.                   Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(KK) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

ll.                         Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(LL) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

mm.           Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

nn.                 Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley

4

& Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

oo.                 Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(OO) to Registrant’s Post-Effective Amendment No. 1 to registration statement on form N-4 (File No. 333-177618), filed April 25, 2012.

pp.                 Rule 22c-2 Information Sharing Agreement between Morgan Stanley Distribution, Inc. and National Integrity dated March16, 2007.  Incorporated by reference to Exhibit 99.8(PP) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

qq.                 Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(QQ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

rr.                     Intentionally omitted.

ss.                   Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(SS) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

tt.                       Assignment of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity to RiverSource Investments, LLC and RiverSource Fund Distributors, Inc. dated April 12, 2010.  Incorporated by reference to Exhibit 99.8(TT) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

uu.                 Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(UU) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

vv.                 Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(VV) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

ww.            Assignment of Agreement between Columbia Management Distributors, Inc. and National Integrity to RiverSource Fund Distributors, Inc. dated March 25, 2010.  Incorporated by reference to Exhibit 99.8(WW) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

xx.                    Participation Agreement among AIM Variable Insurance Funds (Invesco Variable Insurance Funds), INVESCO Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(XX) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

yy.                 Administrative Services Agreement between Invesco Advisors, Inc. and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(YY) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

zz.                     Distribution Services Agreement between INVESCO Distributors, Inc and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(ZZ) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

aaa.             Intermediary Agreement between Invesco Investment Services, Inc. and National Integrity dated June 1, 2010.  Incorporated by reference to Exhibit 99.8(AAA) to Registrant’s Post-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed April 25, 2012.

bbb.          Form of Fund Participation Agreement among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and National Integrity dated April 29, 2011.  Incorporated by reference to Exhibit 99.8(BBB) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

ccc.             Form of Distribution Sub-Agreement between BlackRock Variable Series Funds, Inc. and National Integrity dated April 29, 2011.  Incorporated by reference to Exhibit 99.8(CCC) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

ddd.          Form of Administrative Services Agreement between BlackRock Advisors, LLC and National Integrity dated April 29, 1011.  Incorporated by reference to Exhibit 99.8(DDD) to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-177618), filed December 28, 2011.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

5

11.        Not applicable.

12.        Not applicable.

13.        Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically Donald A. Bliss dated December 14, 2011 and John F. Barrett, James N. Clark, Jo Ann Davidson, Eugene P. Ruehlmann, George V. Voinovich, George H. Walker, III and Thomas L. Williams, each dated December 20, 2011.  Incorporated by reference to Exhibit 99.13 to Registrant’s Pre-Effective Amendment No. 1 to registration statement on Form N-4 (File No. 333-178439), filed December 28, 2011.

14.        Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s initial registration statement on Form N-4 (File No. 333-178439), filed December 12, 2011.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Robert L. Walker	Director
Donald J. Wuebbling	Director
Daniel J. Downing(2)	Director, Vice President
Dale Patrick Hennie(3)	Director
Eric C. Fast(4)	Director
Cameron F. MacRae III(5)	Director
Newton Phelps Stokes Merrill(6)	Director
George R. Bunn Jr.(7)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer
Edward J. Babbitt	Director, Secretary
Daniel J. Downing(2)	Director, Senior Vice President
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark E. Caner(1)	Senior Vice President
Scott W. Edblom(1)	Vice President
Terrie A. Wiedenheft(1)	Vice President
John P. Ciprio(2)	Vice President
Brian A. Eichhold	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Chief Accounting Officer
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Lori A. Rochford	Assistant Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
Michael W. Collier	Manager, Financial Services

6

Marvin J. Cox, Jr.(1)	Manager, New Business
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Elliott(1)	Manager, Licensing
Dawn M. Baca-Travis(2)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(3) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(4) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(5) Principal Business Address: 125 West 55th Street, New York, NY 10019

(6) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(7) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate ownership entities
Axis Perimeter Center GP, LLC	Ohio	LLC	100% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	real estate ownership entities
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA); 40% owned by Peppertree Partners, LLC	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Canal Senate Apartments, LLC	Indiana	LLC	100% owned by WSLIC	owns/operates real estate
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and registered investment advisor
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate

7

Affiliate	State	Entity	Ownership	Type of Business
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate ownership entities
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	Limited Partnership	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by CLIC	insurance agency
Columbus Life Insurance Company (CLIC)	Ohio	Corporation	100% owned by WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund

8

Affiliate	State	Entity	Ownership	Type of Business
Fort Washington Private Equity Investors VI, L.P.	Delaware	Limited Partnership	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	Limited Partnership	general partner is FWPEI VII GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	Limited Partnership	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	Limited Partnership	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VI
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galleria Investor Holdings, LLC	Ohio	LLC	98% by W&S Real Estate Holdings, LLC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate ownership entities
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate ownership entities
GS Yorktown Apartments, LP	Delaware	Limited Partnership	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
IFS Agency Services, Inc.	Delaware	Corporation	100% owned by IFS Financial Services, Inc.	insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products for distribution
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
Integrity Life Insurance Company	Ohio	Corporation	100% owned by WSLIC
IR Mall Associates, Ltd.	Florida	Limited Partnership	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund

9

Affiliate	State	Entity	Ownership	Type of Business
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	Limited Partnership	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
LeRoy Glen Investment, LLC	Ohio	LLC		ownership of real estate
LLIA, Inc.	Indiana	Corporation	100% owned by LLIC	insurance agency
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate ownership entities
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
NEO Capital Fund, LP	Delaware	Limited Partnership	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate ownership entities
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
NP Cranberry Hotel Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC, 2% owned by Eagle Realty Investments, Inc.	owns/operates real estate
NP Cranberry Hotel Investor, LLC	Ohio	LLC	100% owned by NP Cranberry Hotel Holdings, LLC	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	Limited Partnership	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	ownership of real estate
OTR Transitional Housing, L.P.	Ohio	Limited Partnership	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	Limited Partnership	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund

10

Affiliate	State	Entity	Ownership	Type of Business
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate ownership entities
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Queen City Square Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Queen City Square, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate ownership entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Seasons Health Care Limited Partnership	Ohio	Limited Partnership	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	Limited Partnership	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate ownership entities
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Sedona Apts Investors L.P.	Texas	Limited Partnership	100% owned by North Braeswood Meritage Holdings, LLC	real estate ownership entities
Seventh and Culvert Garage, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	real estate ownership entities
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Siena Investor Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings LLC; 2% owned by Eagle Realty Investments, Inc.	real estate ownership entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 29% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
SPX Holding LLC	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing
SSW Jet Ltd	Ohio	LLC	50% owned by W&SFG	Airplane ownership/leasing

11

Affiliate	State	Entity	Ownership	Type of Business
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
The Lafayette Life Insurance Company (LLIC)	Ohio	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	Managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	Limited Partnership	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	insurance agency
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency,	Ohio	Corporation	100% owned by WSLIC	insurance agency

12

Affiliate	State	Entity	Ownership	Type of Business
Inc.
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Investment Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by a trust for Separate Account A	real estate ownership entities
Wright Executive Hotel Limited Partners	Ohio	Limited Partnership	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	Limited Partnership	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	ownership of real estate entity

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Affiliate	State	Entity	Ownership	Type of Business
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	ownership of real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	ownership of real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate ownership entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities

Item 27.                    Number of Contract Owners

As of March 7, 2012, 2,515 qualified and non-qualified contracts issued pursuant to this registration statement were outstanding.

Item 28.                    Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                    Principal Underwriters

(a)                Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts I and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Account 1, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)               The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

14

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director and Chief Executive Officer
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Jill T. McGruder	Chief Executive Officer
Sharon L. Karp	Vice President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Joseph G. Melcher	Chief Compliance Officer
James J. Vance(1)	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.                    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.                    Management Services

There are currently no management-related services provided to the Registrant.

Item 32.                    Undertakings

The Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)

to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)

to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)	to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

15

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

16

April 2012

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 20th day of April, 2012.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of April 2012.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 20, 2012

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 20, 2012

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Chief Accounting Officer
April 20, 2012

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 20, 2012	April 20, 2012

/s/ Edward J. Babbitt	/s/ Robert L. Walker
Edward J. Babbitt	Robert L. Walker
April 20, 2012	April 20, 2012

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 20, 2012	April 20, 2012

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 20th day of April, 2012.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 20, 2012

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 20, 2012

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 20, 2012

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 20, 2012	Eugene P. Ruehlmann
April 20, 2012

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 20, 2012	April 20, 2012

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 20, 2012	April 20, 2012

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 20, 2012